UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments.

Bull ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (57.0%)
3M Co. (Miscellaneous Manufacturing)	1,976	$309,027
Abbott Laboratories (Pharmaceuticals)	4,674	216,967
AbbVie, Inc. (Pharmaceuticals)	4,940	319,421
Accenture PLC - Class A (Computers)	1,938	179,556
ACE, Ltd. (Insurance)	1,026	109,772
Actavis PLC* (Pharmaceuticals)	1,216	343,958
Adobe Systems, Inc.* (Software)	1,482	112,721
Aetna, Inc. (Healthcare - Services)	1,102	117,770
Affiliated Managers Group, Inc.* (Diversified Financial Services)	152	34,372
AFLAC, Inc. (Insurance)	1,368	86,239
Agilent Technologies, Inc. (Electronics)	1,026	42,446
AGL Resources, Inc. (Gas)	380	19,103
Air Products & Chemicals, Inc. (Chemicals)	608	87,205
Airgas, Inc. (Chemicals)	228	23,092
Akamai Technologies, Inc.* (Software)	570	42,055
Alcoa, Inc. (Mining)	3,800	50,996
Alexion Pharmaceuticals, Inc.* (Biotechnology)	646	109,323
Allegheny Technologies, Inc. (Iron/Steel)	342	11,625
Allegion PLC (Electronics)	304	18,590
Alliance Data Systems Corp.* (Advertising)	190	56,489
Allstate Corp. (Insurance)	1,292	90,001
Altera Corp. (Semiconductors)	950	39,596
Altria Group, Inc. (Agriculture)	6,118	306,206
Amazon.com, Inc.* (Internet)	1,178	496,857
Ameren Corp. (Electric)	760	31,114
American Airlines Group, Inc. (Airlines)	2,242	108,255
American Electric Power, Inc. (Electric)	1,520	86,442
American Express Co. (Diversified Financial Services)	2,736	211,902
American International Group, Inc. (Insurance)	4,256	239,569
American Tower Corp. (REIT)	1,330	125,725
Ameriprise Financial, Inc. (Diversified Financial Services)	570	71,410
AmerisourceBergen Corp. (Pharmaceuticals)	646	73,838
Ametek, Inc. (Electrical Components & Equipment)	760	39,839
Amgen, Inc. (Biotechnology)	2,356	372,036
Amphenol Corp. - Class A (Electronics)	950	52,602
Anadarko Petroleum Corp. (Oil & Gas)	1,558	146,608
Analog Devices, Inc. (Semiconductors)	950	58,748
Anthem, Inc. (Healthcare - Services)	836	126,178
Aon PLC (Insurance)	874	84,105
Apache Corp. (Oil & Gas)	1,178	80,575
Apartment Investment & Management Co. - Class A (REIT)	494	18,639
Apple Computer, Inc. (Computers)	18,088	2,263,712
Applied Materials, Inc. (Semiconductors)	3,838	75,954
Archer-Daniels-Midland Co. (Agriculture)	1,976	96,587
Assurant, Inc. (Insurance)	228	14,013
AT&T, Inc. (Telecommunications)	16,150	559,436
Autodesk, Inc.* (Software)	722	41,031
Automatic Data Processing, Inc. (Commercial Services)	1,482	125,288
AutoNation, Inc.* (Retail)	228	14,033
AutoZone, Inc.* (Retail)	114	76,683
Avago Technologies, Ltd. (Semiconductors)	798	93,270
AvalonBay Communities, Inc. (REIT)	418	68,694
Avery Dennison Corp. (Household Products/Wares)	266	14,787
Baker Hughes, Inc. (Oil & Gas Services)	1,368	93,653
Ball Corp. (Packaging & Containers)	418	30,684
Bank of America Corp. (Banks)	32,718	521,198
Bank of New York Mellon Corp. (Banks)	3,458	146,412
Bard (C.R.), Inc. (Healthcare - Products)	228	37,980
Baxter International, Inc. (Healthcare - Products)	1,672	114,933
BB&T Corp. (Banks)	2,242	85,846
Becton, Dickinson & Co. (Healthcare - Products)	646	91,002
Bed Bath & Beyond, Inc.* (Retail)	570	40,162
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,662	799,530
Best Buy Co., Inc. (Retail)	912	31,601
Biogen Idec, Inc.* (Biotechnology)	722	269,977
BlackRock, Inc. (Diversified Financial Services)	380	138,297
Boeing Co. (Aerospace/Defense)	2,052	294,134
BorgWarner, Inc. (Auto Parts & Equipment)	722	42,742
Boston Properties, Inc. (REIT)	494	65,361
Boston Scientific Corp.* (Healthcare - Products)	4,142	73,810
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,168	329,357
Broadcom Corp. - Class A (Semiconductors)	1,710	75,591
Brown-Forman Corp. - Class B (Beverages)	494	44,574
C.H. Robinson Worldwide, Inc. (Transportation)	456	29,362
CA, Inc. (Software)	988	31,389
Cablevision Systems Corp. NY - Class A (Media)	684	13,666
Cabot Oil & Gas Corp. (Oil & Gas)	1,292	43,695
Cameron International Corp.* (Oil & Gas Services)	608	33,331
Campbell Soup Co. (Food)	570	25,485
Capital One Financial Corp. (Banks)	1,710	138,254
Cardinal Health, Inc. (Pharmaceuticals)	1,026	86,533
CarMax, Inc.* (Retail)	646	43,999
Carnival Corp. - Class A (Leisure Time)	1,406	61,821
Caterpillar, Inc. (Machinery - Construction & Mining)	1,900	165,072
CBRE Group, Inc.* - Class A (Real Estate)	874	33,509
CBS Corp. - Class B (Media)	1,406	87,355
Celgene Corp.* (Biotechnology)	2,470	266,908
CenterPoint Energy, Inc. (Gas)	1,330	27,890
CenturyLink, Inc. (Telecommunications)	1,748	62,858
Cerner Corp.* (Software)	950	68,220
CF Industries Holdings, Inc. (Chemicals)	152	43,695
Chesapeake Energy Corp. (Oil & Gas)	1,596	25,169
Chevron Corp. (Oil & Gas)	5,852	649,923
Chipotle Mexican Grill, Inc.* (Retail)	114	70,833

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
CIGNA Corp. (Healthcare - Services)	798		$99,463
Cimarex Energy Co. (Oil & Gas)	266		33,090
Cincinnati Financial Corp. (Insurance)	456		23,092
Cintas Corp. (Commercial Services)	304		24,305
Cisco Systems, Inc. (Telecommunications)	15,884		457,936
Citigroup, Inc. (Banks)	9,424		502,488
Citrix Systems, Inc.* (Software)	494		33,177
Clorox Co. (Household Products/Wares)	418		44,350
CME Group, Inc. (Diversified Financial Services)	988		89,819
CMS Energy Corp. (Electric)	874		29,655
Coach, Inc. (Retail)	874		33,396
Coca-Cola Co. (Beverages)	12,198		494,750
Coca-Cola Enterprises, Inc. (Beverages)	684		30,376
Cognizant Technology Solutions Corp.* (Computers)	1,900		111,226
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,660		178,965
Comcast Corp. - Class A (Media)	7,904		456,536
Comerica, Inc. (Banks)	570		27,024
Computer Sciences Corp. (Computers)	456		29,389
ConAgra Foods, Inc. (Food)	1,330		48,080
ConocoPhillips (Oil & Gas)	3,838		260,677
CONSOL Energy, Inc. (Coal)	722		23,451
Consolidated Edison, Inc. (Electric)	912		56,134
Constellation Brands, Inc.* (Beverages)	532		61,680
Corning, Inc. (Electronics)	3,952		82,715
Costco Wholesale Corp. (Retail)	1,368		195,692
Crown Castle International Corp. (REIT)	1,026		85,702
CSX Corp. (Transportation)	3,078		111,085
Cummins, Inc. (Machinery-Diversified)	532		73,554
CVS Caremark Corp. (Retail)	3,496		347,118
D.R. Horton, Inc. (Home Builders)	1,026		26,060
Danaher Corp. (Miscellaneous Manufacturing)	1,900		155,572
Darden Restaurants, Inc. (Retail)	380		24,233
DaVita, Inc.* (Healthcare - Services)	532		43,145
Deere & Co. (Machinery-Diversified)	1,064		96,313
Delphi Automotive PLC (Auto Parts & Equipment)	912		75,696
Delta Air Lines, Inc. (Airlines)	2,546		113,654
DENTSPLY International, Inc. (Healthcare - Products)	418		21,318
Devon Energy Corp. (Oil & Gas)	1,216		82,943
Diamond Offshore Drilling, Inc. (Oil & Gas)	190		6,359
DIRECTV* - Class A (Media)	1,558		141,318
Discover Financial Services (Diversified Financial Services)	1,406		81,506
Discovery Communications, Inc.* - Class C (Media)	836		25,272
Discovery Communications, Inc.* - Class A (Media)	456		14,756
Dollar General Corp. (Retail)	950		69,075
Dollar Tree, Inc.* (Retail)	646		49,361
Dominion Resources, Inc. (Electric)	1,824		130,744
Dover Corp. (Miscellaneous Manufacturing)	494		37,406
Dr. Pepper Snapple Group, Inc. (Beverages)	608		45,345
DTE Energy Co. (Electric)	532		42,363
Duke Energy Corp. (Electric)	2,204		170,964
Dun & Bradstreet Corp. (Software)	114		14,554
E*TRADE Financial Corp.* (Diversified Financial Services)	912		26,256
E.I. du Pont de Nemours & Co. (Chemicals)	2,812		205,839
Eastman Chemical Co. (Chemicals)	456		34,756
Eaton Corp. (Miscellaneous Manufacturing)	1,482		101,857
eBay, Inc.* (Internet)	3,420		199,249
Ecolab, Inc. (Chemicals)	836		93,615
Edison International (Electric)	1,026		62,524
Edwards Lifesciences Corp.* (Healthcare - Products)	342		43,314
Electronic Arts, Inc.* (Software)	950		55,186
Eli Lilly & Co. (Pharmaceuticals)	3,040		218,485
EMC Corp. (Computers)	6,194		166,681
Emerson Electric Co. (Electrical Components & Equipment)	2,128		125,190
Endo International PLC* (Pharmaceuticals)	570		47,917
Ensco PLCADR - Class A (Oil & Gas)	722		19,696
Entergy Corp. (Electric)	570		43,993
EOG Resources, Inc. (Oil & Gas)	1,710		169,205
EQT Corp. (Oil & Gas)	456		41,013
Equifax, Inc. (Commercial Services)	380		36,833
Equinix, Inc. (Internet)	190		48,627
Equity Residential (REIT)	1,140		84,200
Essex Property Trust, Inc. (REIT)	190		42,171
Eversource Energy (Electric)	988		48,175
Exelon Corp. (Electric)	2,660		90,493
Expedia, Inc. (Internet)	304		28,646
Expeditors International of Washington, Inc. (Transportation)	608		27,865
Express Scripts Holding Co.* (Pharmaceuticals)	2,242		193,709
Exxon Mobil Corp. (Oil & Gas)	13,034		1,138,781
F5 Networks, Inc.* (Internet)	228		27,821
Facebook, Inc.* - Class A (Internet)	6,536		514,841
Family Dollar Stores, Inc. (Retail)	304		23,755
Fastenal Co. (Distribution/Wholesale)	836		35,630
FedEx Corp. (Transportation)	836		141,761
Fidelity National Information Services, Inc. (Software)	874		54,616
Fifth Third Bancorp (Banks)	2,546		50,920
First Horizon National Corp. (Banks)	—	†	5
First Solar, Inc.* (Energy-Alternate Sources)	228		13,605
FirstEnergy Corp. (Electric)	1,292		46,396
Fiserv, Inc.* (Software)	760		58,976
FLIR Systems, Inc. (Electronics)	418		12,912
Flowserve Corp. (Machinery-Diversified)	418		24,466
Fluor Corp. (Engineering & Construction)	456		27,424
FMC Corp. (Chemicals)	418		24,792
FMC Technologies, Inc.* (Oil & Gas Services)	722		31,840
Ford Motor Co. (Auto Manufacturers)	12,312		194,530
Fossil Group, Inc.* (Distribution/Wholesale)	152		12,765

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Franklin Resources, Inc. (Diversified Financial Services)	1,216	$62,697
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,230	75,163
Frontier Communications Corp. (Telecommunications)	3,116	21,376
GameStop Corp. - Class A (Retail)	342	13,181
Gannett Co., Inc. (Media)	722	24,779
Garmin, Ltd. (Electronics)	380	17,172
General Dynamics Corp. (Aerospace/Defense)	988	135,672
General Electric Co. (Miscellaneous Manufacturing)	31,274	846,899
General Growth Properties, Inc. (REIT)	1,938	53,101
General Mills, Inc. (Food)	1,862	103,043
General Motors Co. (Auto Manufacturers)	4,218	147,883
Genuine Parts Co. (Distribution/Wholesale)	456	40,972
Genworth Financial, Inc.* - Class A (Insurance)	1,558	13,695
Gilead Sciences, Inc.* (Biotechnology)	4,636	465,964
Google, Inc.* - Class A (Internet)	874	479,626
Google, Inc.* - Class C (Internet)	874	469,850
H & R Block, Inc. (Commercial Services)	874	26,430
Halliburton Co. (Oil & Gas Services)	2,660	130,207
Hanesbrands, Inc. (Apparel)	1,254	38,974
Harley-Davidson, Inc. (Leisure Time)	646	36,312
Harman International Industries, Inc. (Home Furnishings)	228	29,727
Harris Corp. (Telecommunications)	342	27,442
Hartford Financial Services Group, Inc. (Insurance)	1,292	52,675
Hasbro, Inc. (Toys/Games/Hobbies)	342	24,210
HCA Holdings, Inc.* (Healthcare - Services)	912	67,497
HCP, Inc. (REIT)	1,444	58,179
Health Care REIT, Inc. (REIT)	1,102	79,366
Helmerich & Payne, Inc. (Oil & Gas)	342	26,666
Henry Schein, Inc.* (Healthcare - Products)	266	36,469
Hess Corp. (Oil & Gas)	760	58,444
Hewlett-Packard Co. (Computers)	5,662	186,676
Honeywell International, Inc. (Electronics)	2,432	245,437
Hormel Foods Corp. (Food)	418	22,718
Hospira, Inc.* (Pharmaceuticals)	532	46,438
Host Hotels & Resorts, Inc. (REIT)	2,356	47,450
Hudson City Bancorp, Inc. (Savings & Loans)	1,482	13,783
Humana, Inc. (Healthcare - Services)	456	75,514
Huntington Bancshares, Inc. (Banks)	2,508	27,237
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,102	103,125
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	836	55,042
Integrys Energy Group, Inc. (Electric)	266	19,445
Intel Corp. (Semiconductors)	14,706	478,680
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	342	76,790
International Business Machines Corp. (Computers)	2,850	488,177
International Flavors & Fragrances, Inc. (Chemicals)	266	30,524
International Paper Co. (Forest Products & Paper)	1,330	71,448
Intuit, Inc. (Software)	874	87,688
Intuitive Surgical, Inc.* (Healthcare - Products)	114	56,542
Invesco, Ltd. (Diversified Financial Services)	1,330	55,089
Iron Mountain, Inc. (REIT)	570	19,659
J.P. Morgan Chase & Co. (Banks)	11,590	733,183
Jacobs Engineering Group, Inc.* (Engineering & Construction)	380	16,287
Johnson & Johnson (Pharmaceuticals)	8,626	855,699
Johnson Controls, Inc. (Auto Parts & Equipment)	2,052	103,380
Joy Global, Inc. (Machinery - Construction & Mining)	304	12,963
Juniper Networks, Inc. (Telecommunications)	1,140	30,130
Kansas City Southern Industries, Inc. (Transportation)	342	35,052
Kellogg Co. (Food)	798	50,537
Keurig Green Mountain, Inc. (Beverages)	380	44,221
KeyCorp (Banks)	2,660	38,437
Kimberly-Clark Corp. (Household Products/Wares)	1,140	125,046
Kimco Realty Corp. (REIT)	1,292	31,137
Kinder Morgan, Inc. (Pipelines)	5,282	226,862
KLA-Tencor Corp. (Semiconductors)	494	29,047
Kohls Corp. (Retail)	646	46,286
Kraft Foods Group, Inc. (Food)	1,824	154,584
Kroger Co. (Food)	1,520	104,743
L Brands, Inc. (Retail)	760	67,914
L-3 Communications Holdings, Inc. (Aerospace/Defense)	266	30,566
Laboratory Corp. of America Holdings* (Healthcare - Services)	304	36,346
Lam Research Corp. (Semiconductors)	494	37,337
Legg Mason, Inc. (Diversified Financial Services)	304	16,006
Leggett & Platt, Inc. (Home Furnishings)	418	17,752
Lennar Corp. - Class A (Home Builders)	570	26,106
Leucadia National Corp. (Holding Companies - Diversified)	988	23,485
Level 3 Communications, Inc.* (Telecommunications)	874	48,892
Lincoln National Corp. (Insurance)	798	45,079
Linear Technology Corp. (Semiconductors)	760	35,059
Lockheed Martin Corp. (Aerospace/Defense)	836	155,998
Loews Corp. (Insurance)	912	37,976
Lorillard, Inc. (Agriculture)	1,102	76,986
Lowe’s Cos., Inc. (Retail)	3,040	209,334
LyondellBasell Industries N.V. - Class A (Chemicals)	1,216	125,880
M&T Bank Corp. (Banks)	418	50,022
Macy’s, Inc. (Retail)	1,064	68,766
Mallinckrodt PLC* (Pharmaceuticals)	380	43,008
Marathon Oil Corp. (Oil & Gas)	2,090	64,999

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marathon Petroleum Corp. (Oil & Gas)	836	$82,405
Marriott International, Inc. - Class A (Lodging)	647	51,761
Marsh & McLennan Cos., Inc. (Insurance)	1,672	93,900
Martin Marietta Materials (Building Materials)	190	27,104
Masco Corp. (Building Materials)	1,102	29,192
MasterCard, Inc. - Class A (Commercial Services)	3,040	274,238
Mattel, Inc. (Toys/Games/Hobbies)	1,064	29,962
McCormick & Co., Inc. (Food)	380	28,614
McDonald’s Corp. (Retail)	3,002	289,843
McGraw Hill Financial, Inc. (Commercial Services)	836	87,195
McKesson Corp. (Pharmaceuticals)	722	161,295
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	646	61,964
MeadWestvaco Corp. (Packaging & Containers)	532	25,962
Medtronic PLC (Healthcare - Products)	4,446	331,005
Merck & Co., Inc. (Pharmaceuticals)	8,816	525,081
MetLife, Inc. (Insurance)	3,458	177,360
Michael Kors Holdings, Ltd.* (Apparel)	608	37,611
Microchip Technology, Inc. (Semiconductors)	608	28,974
Micron Technology, Inc.* (Semiconductors)	3,344	94,067
Microsoft Corp. (Software)	25,498	1,240,222
Mohawk Industries, Inc.* (Textiles)	190	32,965
Molson Coors Brewing Co. - Class B (Beverages)	494	36,314
Mondelez International, Inc. - Class A (Food)	5,130	196,838
Monsanto Co. (Chemicals)	1,520	173,219
Monster Beverage Corp.* (Beverages)	456	62,523
Moody’s Corp. (Commercial Services)	570	61,286
Morgan Stanley Dean Witter & Co. (Banks)	4,788	178,640
Motorola Solutions, Inc. (Telecommunications)	608	36,328
Murphy Oil Corp. (Oil & Gas)	532	25,329
Mylan NV* (Pharmaceuticals)	1,178	85,122
NASDAQ Stock Market, Inc. (Diversified Financial Services)	380	18,479
National Oilwell Varco, Inc. (Oil & Gas Services)	1,292	70,298
Navient Corp. (Diversified Financial Services)	1,254	24,503
Neilsen Holdings N.V. (Media)	988	44,401
NetApp, Inc. (Computers)	988	35,815
Netflix, Inc.* (Internet)	190	105,735
Newell Rubbermaid, Inc. (Housewares)	836	31,877
Newfield Exploration Co.* (Oil & Gas)	494	19,385
Newmont Mining Corp. (Mining)	1,558	41,271
News Corp.* - Class A (Media)	1,558	24,585
NextEra Energy, Inc. (Electric)	1,368	138,072
NIKE, Inc. - Class B (Apparel)	2,166	214,087
NiSource, Inc. (Gas)	988	42,899
Noble Corp. (Oil & Gas)	760	13,156
Noble Energy, Inc. (Oil & Gas)	1,216	61,676
Nordstrom, Inc. (Retail)	456	34,455
Norfolk Southern Corp. (Transportation)	950	95,808
Northern Trust Corp. (Banks)	684	50,035
Northrop Grumman Corp. (Aerospace/Defense)	608	93,656
NRG Energy, Inc. (Electric)	1,064	26,855
Nucor Corp. (Iron/Steel)	988	48,273
NVIDIA Corp. (Semiconductors)	1,596	35,423
Occidental Petroleum Corp. (Oil & Gas)	2,394	191,759
Omnicom Group, Inc. (Advertising)	760	57,578
ONEOK, Inc. (Pipelines)	646	31,073
Oracle Corp. (Software)	9,956	434,281
O’Reilly Automotive, Inc.* (Retail)	304	66,220
Owens-Illinois, Inc.* (Packaging & Containers)	494	11,812
PACCAR, Inc. (Auto Manufacturers)	1,102	72,016
Pall Corp. (Miscellaneous Manufacturing)	342	33,283
Parker Hannifin Corp. (Miscellaneous Manufacturing)	456	54,428
Patterson Cos., Inc. (Healthcare - Products)	266	12,490
Paychex, Inc. (Software)	1,026	49,648
Pentair PLC (Miscellaneous Manufacturing)	570	35,426
People’s United Financial, Inc. (Savings & Loans)	950	14,354
Pepco Holdings, Inc. (Electric)	798	20,732
PepsiCo, Inc. (Beverages)	4,598	437,362
PerkinElmer, Inc. (Electronics)	342	17,531
Perrigo Co. PLC (Pharmaceuticals)	456	83,576
Pfizer, Inc. (Pharmaceuticals)	19,038	645,959
PG&E Corp. (Electric)	1,482	78,427
Philip Morris International, Inc. (Agriculture)	4,826	402,826
Phillips 66 (Oil & Gas)	1,672	132,606
Pinnacle West Capital Corp. (Electric)	342	20,930
Pioneer Natural Resources Co. (Oil & Gas)	456	78,788
Pitney Bowes, Inc. (Office/Business Equipment)	608	13,601
Plum Creek Timber Co., Inc. (REIT)	532	22,450
PNC Financial Services Group (Banks)	1,634	149,887
PPG Industries, Inc. (Chemicals)	418	92,612
PPL Corp. (Electric)	2,090	71,123
Praxair, Inc. (Chemicals)	912	111,200
Precision Castparts Corp. (Metal Fabricate/Hardware)	456	94,251
Priceline.com, Inc.* (Internet)	152	188,147
Principal Financial Group, Inc. (Insurance)	836	42,736
Procter & Gamble Co. (Cosmetics/Personal Care)	8,398	667,725
Progressive Corp. (Insurance)	1,672	44,576
Prologis, Inc. (REIT)	1,596	64,159
Prudential Financial, Inc. (Insurance)	1,406	114,729
Public Service Enterprise Group, Inc. (Electric)	1,558	64,719
Public Storage, Inc. (REIT)	456	85,687
PulteGroup, Inc. (Home Builders)	1,026	19,802
PVH Corp. (Retail)	266	27,491
QEP Resources, Inc. (Oil & Gas)	494	11,115
Qualcomm, Inc. (Semiconductors)	5,130	348,840

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quanta Services, Inc.* (Commercial Services)	646	$18,676
Quest Diagnostics, Inc. (Healthcare - Services)	456	32,568
Ralph Lauren Corp. (Apparel)	190	25,348
Range Resources Corp. (Oil & Gas)	532	33,814
Raytheon Co. (Aerospace/Defense)	950	98,800
Realty Income Corp. (REIT)	684	32,127
Red Hat, Inc.* (Software)	570	42,898
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	228	104,301
Regions Financial Corp. (Banks)	4,180	41,089
Republic Services, Inc. (Environmental Control)	798	32,423
Reynolds American, Inc. (Agriculture)	950	69,635
Robert Half International, Inc. (Commercial Services)	418	23,178
Rockwell Automation, Inc. (Machinery-Diversified)	418	49,575
Rockwell Collins, Inc. (Aerospace/Defense)	418	40,684
Roper Industries, Inc. (Machinery-Diversified)	304	51,124
Ross Stores, Inc. (Retail)	646	63,876
Royal Caribbean Cruises, Ltd. (Leisure Time)	494	33,622
Ryder System, Inc. (Transportation)	152	14,495
Salesforce.com, Inc.* (Software)	1,862	135,591
SanDisk Corp. (Computers)	646	43,243
SCANA Corp. (Electric)	456	24,159
Schlumberger, Ltd. (Oil & Gas Services)	3,952	373,898
Scripps Networks Interactive - Class A (Media)	304	21,237
Seagate Technology PLC (Computers)	1,026	60,247
Sealed Air Corp. (Packaging & Containers)	646	29,458
Sempra Energy (Gas)	722	76,654
Sherwin-Williams Co. (Chemicals)	266	73,948
Sigma-Aldrich Corp. (Chemicals)	380	52,790
Simon Property Group, Inc. (REIT)	950	172,416
Skyworks Solutions, Inc. (Semiconductors)	608	56,088
SL Green Realty Corp. (REIT)	304	37,197
Snap-on, Inc. (Hand/Machine Tools)	190	28,415
Southern Co. (Electric)	2,812	124,572
Southwest Airlines Co. (Airlines)	2,090	84,770
Southwestern Energy Co.* (Oil & Gas)	1,178	33,019
Spectra Energy Corp. (Pipelines)	2,090	77,853
St. Jude Medical, Inc. (Healthcare - Products)	874	61,224
Stanley Black & Decker, Inc. (Hand/Machine Tools)	494	48,758
Staples, Inc. (Retail)	1,976	32,248
Starbucks Corp. (Retail)	4,636	229,853
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	532	45,725
State Street Corp. (Banks)	1,292	99,639
Stericycle, Inc.* (Environmental Control)	266	35,492
Stryker Corp. (Healthcare - Products)	912	84,123
SunTrust Banks, Inc. (Banks)	1,634	67,811
Symantec Corp. (Internet)	2,128	53,040
Sysco Corp. (Food)	1,824	67,543
T. Rowe Price Group, Inc. (Diversified Financial Services)	798	64,782
Target Corp. (Retail)	1,976	155,768
TE Connectivity, Ltd. (Electronics)	1,254	83,453
TECO Energy, Inc. (Electric)	722	13,682
Tenet Healthcare Corp.* (Healthcare - Services)	304	14,549
Teradata Corp.* (Computers)	456	20,059
Tesoro Petroleum Corp. (Oil & Gas)	380	32,615
Texas Instruments, Inc. (Semiconductors)	3,268	177,158
Textron, Inc. (Miscellaneous Manufacturing)	874	38,439
The ADT Corp. (Commercial Services)	532	20,003
The AES Corp. (Electric)	2,014	26,686
The Charles Schwab Corp. (Diversified Financial Services)	3,572	108,946
The Chubb Corp. (Insurance)	722	71,009
The Dow Chemical Co. (Chemicals)	3,382	172,482
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	684	55,602
The Gap, Inc. (Retail)	836	33,139
The Goldman Sachs Group, Inc. (Banks)	1,254	246,311
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	836	23,713
The Hershey Co. (Food)	456	41,916
The Home Depot, Inc. (Retail)	4,104	439,046
The Interpublic Group of Cos., Inc. (Advertising)	1,292	26,925
The JM Smucker Co. - Class A (Food)	304	35,240
The Macerich Co. (REIT)	456	37,283
The Mosaic Co. (Chemicals)	950	41,800
The Travelers Cos., Inc. (Insurance)	988	99,897
The Williams Cos., Inc. (Pipelines)	2,090	106,987
Thermo Fisher Scientific, Inc. (Electronics)	1,216	152,826
Tiffany & Co. (Retail)	342	29,918
Time Warner Cable, Inc. (Media)	874	135,924
Time Warner, Inc. (Media)	2,584	218,115
TJX Cos., Inc. (Retail)	2,128	137,341
Torchmark Corp. (Insurance)	380	21,322
Total System Services, Inc. (Commercial Services)	494	19,543
Tractor Supply Co. (Retail)	418	35,973
Transocean, Ltd. (Oil & Gas)	1,064	20,024
TripAdvisor, Inc.* (Internet)	342	27,528
Twenty-First Century Fox, Inc. - Class A (Media)	5,700	194,256
Tyco International PLC (Electronics)	1,292	50,879
Tyson Foods, Inc. - Class A (Food)	912	36,024
U.S. Bancorp (Banks)	5,548	237,843
Under Armour, Inc.* - Class A (Apparel)	532	41,257
Union Pacific Corp. (Transportation)	2,736	290,644
United Parcel Service, Inc. - Class B (Transportation)	2,166	217,747
United Rentals, Inc.* (Commercial Services)	304	29,360
United Technologies Corp. (Aerospace/Defense)	2,584	293,930
UnitedHealth Group, Inc. (Healthcare - Services)	2,964	330,189

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Universal Health Services, Inc. - Class B (Healthcare - Services)	266	$31,109
UnumProvident Corp. (Insurance)	798	27,260
Urban Outfitters, Inc.* (Retail)	304	12,172
V.F. Corp. (Apparel)	1,064	77,066
Valero Energy Corp. (Oil & Gas)	1,596	90,812
Varian Medical Systems, Inc.* (Healthcare - Products)	304	27,010
Ventas, Inc. (REIT)	1,026	70,691
VeriSign, Inc.* (Internet)	342	21,720
Verizon Communications, Inc. (Telecommunications)	12,920	651,684
Vertex Pharmaceuticals, Inc.* (Biotechnology)	760	93,693
Viacom, Inc. - Class B (Media)	1,140	79,173
Visa, Inc. - Class A (Diversified Financial Services)	6,042	399,074
Vornado Realty Trust (REIT)	532	55,057
Vulcan Materials Co. (Building Materials)	418	35,747
W.W. Grainger, Inc. (Distribution/Wholesale)	190	47,202
Walgreens Boots Alliance, Inc. (Retail)	2,698	223,745
Wal-Mart Stores, Inc. (Retail)	4,902	382,601
Walt Disney Co. (Media)	4,864	528,815
Waste Management, Inc. (Environmental Control)	1,330	65,875
Waters Corp.* (Electronics)	266	33,301
Wells Fargo & Co. (Banks)	14,592	804,019
Western Digital Corp. (Computers)	684	66,854
Western Union Co. (Commercial Services)	1,634	33,138
Weyerhaeuser Co. (REIT)	1,634	51,487
Whirlpool Corp. (Home Furnishings)	228	40,037
Whole Foods Market, Inc. (Food)	1,140	54,446
Wisconsin Energy Corp. (Electric)	684	33,598
Wyndham Worldwide Corp. (Lodging)	380	32,452
Wynn Resorts, Ltd. (Lodging)	266	29,545
Xcel Energy, Inc. (Electric)	1,558	52,832
Xerox Corp. (Office/Business Equipment)	3,268	37,582
Xilinx, Inc. (Semiconductors)	798	34,601
XL Group PLC (Insurance)	798	29,590
Xylem, Inc. (Machinery-Diversified)	570	21,101
Yahoo!, Inc.* (Internet)	2,698	114,840
YUM! Brands, Inc. (Retail)	1,330	114,327
Zimmer Holdings, Inc. (Healthcare - Products)	532	58,435
Zions Bancorp (Banks)	646	18,304
Zoetis, Inc. (Pharmaceuticals)	1,558	69,206
TOTAL COMMON STOCKS (Cost $31,891,796)		57,413,318

	Principal Amount	Value
Repurchase Agreements(a)(b)(29.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $30,074,041	$30,074,000	$30,074,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,074,000)		30,074,000

TOTAL INVESTMENT SECURITIES (Cost $61,965,796) - 86.8%		87,487,318
Net other assets (liabilities) - 13.2%		13,323,220

NET ASSETS - 100.0%		$100,810,538

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $4,497,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	112	6/22/15	$11,641,000	$262,163

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	5/27/15	0.55%	$11,678,150	$(92,813)
S&P 500	UBS AG	5/27/15	0.50%	19,809,745	(76,612)
				$31,487,895	$(169,425)

^                                Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Advertising	$140,992	0.1%
Aerospace/Defense	1,143,440	1.1%
Agriculture	952,240	0.9%
Airlines	306,679	0.3%
Apparel	434,343	0.4%
Auto Manufacturers	414,428	0.4%
Auto Parts & Equipment	245,531	0.2%
Banks	4,214,603	4.2%
Beverages	1,257,144	1.2%
Biotechnology	1,682,202	1.7%
Building Materials	92,043	0.1%
Chemicals	1,387,449	1.4%
Coal	23,451	NM
Commercial Services	779,473	0.8%
Computers	3,651,636	3.6%
Cosmetics/Personal Care	902,292	0.9%
Distribution/Wholesale	136,569	0.1%
Diversified Financial Services	1,479,928	1.5%
Electric	1,554,830	1.5%
Electrical Components & Equipment	165,029	0.2%
Electronics	809,865	0.8%
Energy-Alternate Sources	13,605	NM
Engineering & Construction	43,711	NM
Environmental Control	133,790	0.1%
Food	969,811	1.0%
Forest Products & Paper	71,448	0.1%
Gas	166,546	0.2%
Hand/Machine Tools	77,172	0.1%
Healthcare - Products	1,049,655	1.0%
Healthcare - Services	974,328	1.0%
Holding Companies - Diversified	23,485	NM
Home Builders	71,968	0.1%
Home Furnishings	87,516	0.1%
Household Products/Wares	184,183	0.2%
Housewares	31,877	NM
Insurance	2,318,125	2.3%
Internet	2,776,526	2.8%
Iron/Steel	59,898	0.1%
Leisure Time	131,755	0.1%
Lodging	159,483	0.2%
Machinery - Construction & Mining	178,035	0.2%
Machinery-Diversified	316,133	0.3%
Media	2,010,188	2.0%
Metal Fabricate/Hardware	94,251	0.1%
Mining	167,430	0.2%
Miscellaneous Manufacturing	1,770,505	1.8%
Office/Business Equipment	51,183	0.1%
Oil & Gas	3,674,346	3.6%
Oil & Gas Services	733,227	0.7%
Packaging & Containers	97,916	0.1%
Pharmaceuticals	4,407,533	4.4%
Pipelines	442,774	0.4%
Real Estate	33,509	NM
REIT	1,407,939	1.4%
Retail	3,733,439	3.7%
Savings & Loans	28,137	NM
Semiconductors	1,698,433	1.7%
Software	2,502,253	2.5%
Telecommunications	1,896,082	1.9%
Textiles	32,965	NM
Toys/Games/Hobbies	54,172	0.1%
Transportation	963,819	1.0%
Other **	43,397,220	43.0%
Total	$100,810,538	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

REIT                  Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (62.1%)
3D Systems Corp.* (Computers)	4,470	$112,152
Aaron’s, Inc. (Commercial Services)	2,682	91,188
Abercrombie & Fitch Co. - Class A (Retail)	2,980	66,990
ACI Worldwide, Inc.* (Software)	5,066	116,670
Acuity Brands, Inc. (Electrical Components & Equipment)	1,788	298,506
Acxiom Corp.* (Software)	3,278	57,234
Advance Auto Parts, Inc. (Retail)	2,980	426,140
Advanced Micro Devices, Inc.* (Semiconductors)	26,820	60,613
Advent Software, Inc. (Software)	1,788	77,617
Aecom Technology Corp.* (Engineering & Construction)	6,556	206,908
AGCO Corp. (Machinery-Diversified)	3,278	168,850
Akorn, Inc.* (Pharmaceuticals)	3,278	136,496
Alaska Air Group, Inc. (Airlines)	5,662	362,708
Albemarle Corp. (Chemicals)	4,768	284,650
Alexander & Baldwin, Inc. (Real Estate)	1,788	72,378
Alexandria Real Estate Equities, Inc. (REIT)	2,980	275,292
Align Technology, Inc.* (Healthcare - Products)	2,980	175,343
Alleghany Corp.* (Insurance)	596	282,218
Alliant Energy Corp. (Electric)	4,768	288,321
Allscripts Healthcare Solutions, Inc.* (Software)	7,152	95,122
AMC Networks, Inc.* - Class A (Media)	2,384	179,849
American Campus Communities, Inc. (REIT)	4,768	191,388
American Eagle Outfitters, Inc. (Retail)	7,450	118,530
American Financial Group, Inc. (Insurance)	2,980	188,336
ANN, Inc.* (Retail)	2,086	78,976
ANSYS, Inc.* (Software)	3,874	332,544
AOL, Inc.* (Internet)	3,278	130,792
Apollo Group, Inc.* - Class A (Commercial Services)	4,172	70,027
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,682	166,472
Aqua America, Inc. (Water)	7,450	199,809
ARRIS Group, Inc.* (Telecommunications)	5,662	190,668
Arrow Electronics, Inc.* (Electronics)	4,172	249,111
Arthur J. Gallagher & Co. (Insurance)	7,152	342,080
Ascena Retail Group, Inc.* (Retail)	5,662	84,873
Ashland, Inc. (Chemicals)	2,682	338,897
Aspen Insurance Holdings, Ltd. (Insurance)	2,682	125,330
Associated Banc-Corp. (Banks)	6,258	117,713
Atmel Corp. (Semiconductors)	17,582	133,272
Atmos Energy Corp. (Gas)	4,172	225,288
Atwood Oceanics, Inc. (Oil & Gas)	2,682	89,525
Avnet, Inc. (Electronics)	5,662	241,371
Avon Products, Inc. (Cosmetics/Personal Care)	18,476	150,949
BancorpSouth, Inc. (Banks)	3,576	86,575
Bank of Hawaii Corp. (Banks)	1,788	107,977
BE Aerospace, Inc. (Aerospace/Defense)	4,470	267,261
Belden, Inc. (Electrical Components & Equipment)	1,788	150,103
Bemis Co., Inc. (Packaging & Containers)	4,172	187,740
Big Lots, Inc. (Retail)	2,384	108,639
BioMed Realty Trust, Inc. (REIT)	8,642	179,322
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	894	120,198
Bio-Techne Corp. (Healthcare - Products)	1,490	142,981
Black Hills Corp. (Electric)	1,788	88,131
Boston Beer Co., Inc.* - Class A (Beverages)	298	73,844
Brinker International, Inc. (Retail)	2,682	148,502
Broadridge Financial Solutions, Inc. (Software)	5,066	273,159
Brown & Brown, Inc. (Insurance)	5,066	161,859
Brunswick Corp. (Leisure Time)	3,874	193,855
Buffalo Wild Wings, Inc.* (Retail)	894	142,414
Cabela’s, Inc.* (Retail)	2,086	110,016
Cabot Corp. (Chemicals)	2,682	114,629
Cadence Design Systems, Inc.* (Computers)	12,516	233,423
California Resources Corp. (Oil & Gas)	13,112	121,942
Camden Property Trust (REIT)	3,576	268,486
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,682	258,813
Carpenter Technology Corp. (Iron/Steel)	2,384	103,108
Carter’s, Inc. (Apparel)	2,384	238,066
Cathay Bancorp, Inc. (Banks)	3,278	93,685
CBOE Holdings, Inc. (Diversified Financial Services)	3,576	201,222
CDK Global, Inc. (Commercial Services)	6,854	328,444
Centene Corp.* (Healthcare - Services)	5,066	314,041
Charles River Laboratories International, Inc.* (Biotechnology)	2,086	144,268
Chico’s FAS, Inc. (Retail)	6,556	110,534
Church & Dwight, Inc. (Household Products/Wares)	5,662	459,585
Ciena Corp.* (Telecommunications)	4,470	95,211
Cinemark Holdings, Inc. (Entertainment)	4,470	190,556
City National Corp. (Banks)	2,086	194,415
Clarcor, Inc. (Miscellaneous Manufacturing)	2,086	135,590
Clean Harbors, Inc.* (Environmental Control)	2,384	131,716
Cleco Corp. (Electric)	2,682	145,767
CNO Financial Group, Inc. (Insurance)	8,642	146,914
Cognex Corp.* (Machinery-Diversified)	3,576	160,527
Commerce Bancshares, Inc. (Banks)	3,576	152,731
Commercial Metals Co. (Iron/Steel)	5,066	84,096
Communications Sales & Leasing, Inc.* (REIT)	5,067	152,403
Community Health Systems, Inc.* (Healthcare - Services)	5,066	271,943
CommVault Systems, Inc.* (Software)	1,788	81,801

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Compass Minerals International, Inc. (Mining)	1,490	$131,612
Convergys Corp. (Computers)	4,172	94,621
Con-way, Inc. (Transportation)	2,384	97,982
Copart, Inc.* (Retail)	4,768	169,598
CoreLogic, Inc.* (Diversified Financial Services)	3,874	151,512
Corporate Office Properties Trust (REIT)	3,874	102,235
Corrections Corp. of America (REIT)	5,066	186,378
Crane Co. (Miscellaneous Manufacturing)	2,086	127,475
Cree, Inc.* (Semiconductors)	4,768	151,050
CST Brands, Inc. (Retail)	3,278	136,725
Cullen/Frost Bankers, Inc. (Banks)	2,384	173,889
Cypress Semiconductor Corp. (Semiconductors)	13,410	178,620
Cytec Industries, Inc. (Chemicals)	2,980	164,764
Dana Holding Corp. (Auto Parts & Equipment)	7,152	154,269
Dean Foods Co. (Food)	3,874	62,953
Deckers Outdoor Corp.* (Apparel)	1,490	110,260
Deluxe Corp. (Commercial Services)	2,086	135,069
Denbury Resources, Inc. (Oil & Gas)	14,900	131,269
DeVry, Inc. (Commercial Services)	2,384	72,092
Dick’s Sporting Goods, Inc. (Retail)	4,172	226,373
Diebold, Inc. (Computers)	2,682	93,253
Domino’s Pizza, Inc. (Retail)	2,384	257,114
Domtar Corp. (Forest Products & Paper)	2,682	115,916
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,364	200,453
Douglas Emmett, Inc. (REIT)	5,662	161,367
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	2,980	77,659
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,278	270,992
Dril-Quip, Inc.* (Oil & Gas Services)	1,788	142,539
DST Systems, Inc. (Computers)	1,192	137,175
Duke Realty Corp. (REIT)	14,602	289,266
Dunkin’ Brands Group, Inc. (Retail)	4,172	217,403
Eagle Materials, Inc. (Building Materials)	2,086	173,952
East West Bancorp, Inc. (Banks)	5,960	241,916
Eaton Vance Corp. (Diversified Financial Services)	5,066	208,111
Energen Corp. (Oil & Gas)	2,980	212,087
Energizer Holdings, Inc. (Electrical Components & Equipment)	2,682	366,415
Equity One, Inc. (REIT)	3,278	80,737
Esterline Technologies Corp.* (Aerospace/Defense)	1,192	132,658
Everest Re Group, Ltd. (Insurance)	1,788	319,891
Exelis, Inc. (Aerospace/Defense)	8,046	197,289
Extra Space Storage, Inc. (REIT)	4,768	314,353
FactSet Research Systems, Inc. (Media)	1,788	281,413
Fair Isaac Corp. (Software)	1,192	105,444
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,066	92,024
Federal Realty Investment Trust (REIT)	2,980	398,336
Federated Investors, Inc. - Class B (Diversified Financial Services)	4,172	143,517
FEI Co. (Electronics)	1,788	134,922
First American Financial Corp. (Insurance)	4,470	155,511
First Horizon National Corp. (Banks)	9,834	140,135
First Niagara Financial Group, Inc. (Savings & Loans)	15,198	138,226
FirstMerit Corp. (Banks)	7,152	138,534
Flowers Foods, Inc. (Food)	7,748	173,090
Foot Locker, Inc. (Retail)	5,960	354,322
Fortinet, Inc.* (Telecommunications)	5,960	224,930
Fortune Brands Home & Security, Inc. (Building Materials)	6,854	305,688
FTI Consulting, Inc.* (Commercial Services)	1,788	73,505
Fulton Financial Corp. (Banks)	7,748	94,216
Gartner Group, Inc.* (Commercial Services)	3,576	296,736
GATX Corp. (Trucking & Leasing)	1,788	97,267
Genesee & Wyoming, Inc.* - Class A (Transportation)	2,086	193,894
Gentex Corp. (Electronics)	12,516	217,153
Global Payments, Inc. (Commercial Services)	2,980	298,835
Graco, Inc. (Machinery-Diversified)	2,384	170,742
Graham Holdings Co. - Class B (Commercial Services)	298	304,833
Granite Construction, Inc. (Engineering & Construction)	1,490	51,718
Great Plains Energy, Inc. (Electric)	6,556	171,636
Greif, Inc. - Class A (Packaging & Containers)	1,490	60,732
GUESS?, Inc. (Retail)	2,682	49,107
Gulfport Energy Corp.* (Oil & Gas)	3,576	175,009
Halyard Health, Inc.* (Healthcare - Products)	2,086	101,129
Hancock Holding Co. (Banks)	3,278	95,423
Hanover Insurance Group, Inc. (Insurance)	1,788	122,603
Harsco Corp. (Miscellaneous Manufacturing)	3,278	52,710
Hawaiian Electric Industries, Inc. (Electric)	4,470	139,911
HCC Insurance Holdings, Inc. (Insurance)	4,172	237,637
Health Net, Inc.* (Healthcare - Services)	3,278	172,587
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,172	68,755
Herman Miller, Inc. (Office Furnishings)	2,384	65,345
Highwoods Properties, Inc. (REIT)	3,874	166,737
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,384	119,057
HMS Holdings Corp.* (Commercial Services)	3,874	65,897
HNI Corp. (Office Furnishings)	1,788	83,393
HollyFrontier Corp. (Oil & Gas)	8,344	323,579
Hologic, Inc.* (Healthcare - Products)	10,430	351,908

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Home Properties, Inc. (REIT)	2,384	$175,367
Hospitality Properties Trust (REIT)	6,258	188,241
HSN, Inc. (Retail)	1,490	93,006
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,384	259,451
Huntington Ingalls Industries, Inc. (Shipbuilding)	2,086	274,497
IDACORP, Inc. (Electric)	2,086	125,848
IDEX Corp. (Machinery-Diversified)	3,278	245,883
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,086	261,522
Informatica Corp.* (Software)	4,768	229,198
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	6,556	164,949
Ingredion, Inc. (Food)	2,980	236,612
Integrated Device Technology, Inc.* (Semiconductors)	6,258	113,833
InterDigital, Inc. (Telecommunications)	1,490	81,533
International Bancshares Corp. (Banks)	2,384	61,936
International Speedway Corp. - Class A (Entertainment)	1,192	43,341
Intersil Corp. - Class A (Semiconductors)	5,662	75,588
IPG Photonics Corp.* (Semiconductors)	1,490	131,984
Itron, Inc.* (Electronics)	1,490	53,431
ITT Corp. (Miscellaneous Manufacturing)	3,874	153,604
J.B. Hunt Transport Services, Inc. (Transportation)	3,874	337,812
J.C. Penney Co., Inc.* (Retail)	13,112	108,830
Jabil Circuit, Inc. (Electronics)	8,344	187,907
Jack Henry & Associates, Inc. (Computers)	3,576	237,840
Janus Capital Group, Inc. (Diversified Financial Services)	6,258	112,018
Jarden Corp.* (Leisure Time)	7,748	396,542
JDS Uniphase Corp.* (Telecommunications)	9,834	124,498
JetBlue Airways Corp.* (Airlines)	11,026	226,364
John Wiley & Sons, Inc. (Media)	2,086	118,651
Jones Lang LaSalle, Inc. (Real Estate)	1,788	296,915
Kate Spade & Co.* (Retail)	5,364	175,403
KB Home (Home Builders)	3,874	56,134
KBR, Inc. (Engineering & Construction)	6,258	109,327
Kemper Corp. (Insurance)	2,086	78,580
Kennametal, Inc. (Hand/Machine Tools)	3,278	116,074
Keysight Technologies, Inc.* (Electronics)	7,152	239,306
Kilroy Realty Corp. (REIT)	3,576	253,860
Kirby Corp.* (Transportation)	2,384	187,216
KLX, Inc.* (Aerospace/Defense)	2,086	87,424
Knowles Corp.* (Electronics)	3,576	68,552
Lamar Advertising Co. - Class A (REIT)	3,278	189,993
Lancaster Colony Corp. (Food)	894	80,156
Landstar System, Inc. (Transportation)	1,788	111,410
LaSalle Hotel Properties (REIT)	4,768	174,938
Leidos Holdings, Inc. (Computers)	2,682	111,678
Lennox International, Inc. (Building Materials)	1,788	189,456
Lexmark International, Inc. - Class A (Computers)	2,682	119,054
Liberty Property Trust (REIT)	6,258	218,029
Life Time Fitness, Inc.* (Leisure Time)	1,490	106,535
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,788	133,885
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,278	219,167
Live Nation, Inc.* (Commercial Services)	6,258	156,825
LKQ Corp.* (Distribution/Wholesale)	12,814	346,875
Louisiana-Pacific Corp.* (Building Materials)	5,960	90,830
M.D.C. Holdings, Inc. (Home Builders)	1,788	47,990
Mack-Cali Realty Corp. (REIT)	3,576	64,189
Manpower, Inc. (Commercial Services)	3,278	279,711
MAXIMUS, Inc. (Computers)	2,682	171,675
MDU Resources Group, Inc. (Electric)	8,344	185,988
Mednax, Inc.* (Healthcare - Services)	4,172	295,294
Mentor Graphics Corp. (Computers)	4,172	99,836
Mercury General Corp. (Insurance)	1,490	81,861
Meredith Corp. (Media)	1,490	77,540
Mettler Toledo International, Inc.* (Electronics)	1,192	377,876
Mid-America Apartment Communities, Inc. (REIT)	3,278	244,572
Minerals Technologies, Inc. (Chemicals)	1,490	100,918
MSA Safety, Inc. (Environmental Control)	1,192	54,522
MSC Industrial Direct Co. - Class A (Retail)	2,086	148,231
MSCI, Inc. - Class A (Software)	4,768	291,754
Murphy USA, Inc.* (Oil & Gas)	1,788	116,810
Nabors Industries, Ltd. (Oil & Gas)	12,218	204,042
National Fuel Gas Co. (Gas)	3,576	230,473
National Instruments Corp. (Electronics)	4,172	119,319
National Retail Properties, Inc. (REIT)	5,662	217,421
NCR Corp.* (Computers)	7,152	196,251
NeuStar, Inc.* - Class A (Telecommunications)	2,384	71,520
New York Community Bancorp (Savings & Loans)	18,774	322,725
NewMarket Corp. (Chemicals)	596	266,352
Nordson Corp. (Machinery-Diversified)	2,384	189,886
NOW, Inc.* (Oil & Gas Services)	4,470	106,833
NVR, Inc.* (Home Builders)	298	395,294
Oceaneering International, Inc. (Oil & Gas Services)	4,172	229,919
Office Depot, Inc.* (Retail)	20,860	192,329
OGE Energy Corp. (Electric)	8,344	272,682
Oil States International, Inc.* (Oil & Gas Services)	2,086	99,273
Old Dominion Freight Line, Inc.* (Transportation)	2,980	211,967
Old Republic International Corp. (Insurance)	10,132	154,918
Olin Corp. (Chemicals)	3,278	96,799
OMEGA Healthcare Investors, Inc. (REIT)	5,960	215,096
Omnicare, Inc. (Pharmaceuticals)	4,172	367,052

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ONE Gas, Inc. (Gas)	2,086	$87,549
Orbital ATK, Inc. (Aerospace/Defense)	2,384	174,413
Oshkosh Truck Corp. (Machinery - Construction & Mining)	3,278	176,488
Owens & Minor, Inc. (Pharmaceuticals)	2,682	90,437
Packaging Corp. of America (Packaging & Containers)	4,172	288,661
PacWest Bancorp (Banks)	4,172	188,157
Panera Bread Co.* - Class A (Retail)	1,192	217,516
Patterson-UTI Energy, Inc. (Oil & Gas)	6,258	139,866
Peabody Energy Corp. (Coal)	11,622	54,972
Plantronics, Inc. (Telecommunications)	1,788	95,247
PNM Resources, Inc. (Electric)	3,278	91,063
Polaris Industries, Inc. (Leisure Time)	2,682	367,327
Polycom, Inc.* (Telecommunications)	5,662	73,889
PolyOne Corp. (Chemicals)	3,874	151,280
Post Holdings, Inc.* (Food)	2,086	97,917
Potlatch Corp. (REIT)	1,788	65,995
Primerica, Inc. (Insurance)	2,086	96,415
Prosperity Bancshares, Inc. (Banks)	2,682	143,058
PTC, Inc.* (Software)	4,768	182,805
Qorvo, Inc.* (Telecommunications)	6,258	412,465
Questar Corp. (Gas)	7,450	174,628
R.R. Donnelley & Sons Co. (Commercial Services)	8,642	160,913
Rackspace Hosting, Inc.* (Software)	5,066	273,057
Raymond James Financial Corp. (Diversified Financial Services)	5,364	303,228
Rayonier, Inc. (REIT)	5,364	137,265
Regal-Beloit Corp. (Hand/Machine Tools)	1,788	139,822
Regency Centers Corp. (REIT)	3,874	243,210
Reinsurance Group of America, Inc. (Insurance)	2,980	273,028
Reliance Steel & Aluminum Co. (Iron/Steel)	3,278	212,152
RenaissanceRe Holdings (Insurance)	2,086	213,794
Rent-A-Center, Inc. (Commercial Services)	2,384	70,566
ResMed, Inc. (Healthcare - Products)	5,960	381,083
Rock-Tenn Co. - Class A (Packaging & Containers)	5,960	375,360
Rollins, Inc. (Commercial Services)	4,172	103,466
Rosetta Resources, Inc.* (Oil & Gas)	2,980	68,033
Rovi Corp.* (Semiconductors)	3,874	71,708
Rowan Cos. PLC - Class A (Oil & Gas)	5,364	113,663
Royal Gold, Inc. (Mining)	2,682	173,069
RPM, Inc. (Chemicals)	5,662	269,171
Science Applications International Corp. (Computers)	1,788	89,579
SEI Investments Co. (Commercial Services)	5,662	258,527
Semtech Corp.* (Semiconductors)	2,980	69,404
Senior Housing Properties Trust (REIT)	10,132	207,402
Sensient Technologies Corp. (Chemicals)	2,086	136,341
Service Corp. International (Commercial Services)	8,642	239,212
Signature Bank* (Banks)	2,086	279,713
Signet Jewelers, Ltd. (Retail)	3,278	439,679
Silgan Holdings, Inc. (Packaging & Containers)	1,788	96,320
Silicon Laboratories, Inc.* (Semiconductors)	1,788	92,386
Sirona Dental Systems, Inc.* (Healthcare - Products)	2,384	221,116
SLM Corp.* (Diversified Financial Services)	17,880	182,197
SM Energy Co. (Oil & Gas)	2,980	172,751
Smith Corp. (Miscellaneous Manufacturing)	3,278	209,464
SolarWinds, Inc.* (Software)	2,682	130,828
Solera Holdings, Inc. (Software)	2,980	144,590
Sonoco Products Co. (Packaging & Containers)	4,172	186,447
Sotheby’s - Class A (Commercial Services)	2,682	114,548
SPX Corp. (Miscellaneous Manufacturing)	1,788	137,676
StanCorp Financial Group, Inc. (Insurance)	1,788	128,879
Steel Dynamics, Inc. (Iron/Steel)	10,132	224,221
STERIS Corp. (Healthcare - Products)	2,682	178,353
Stifel Financial Corp.* (Diversified Financial Services)	2,682	141,717
SunEdison, Inc.* (Energy - Alternate Sources)	10,728	271,633
Superior Energy Services, Inc. (Oil & Gas Services)	6,556	167,178
SUPERVALU, Inc.* (Food)	8,642	75,963
SVB Financial Group* (Banks)	2,086	276,937
Synopsys, Inc.* (Computers)	6,556	307,346
Synovus Financial Corp. (Banks)	5,662	156,611
Tanger Factory Outlet Centers, Inc. (REIT)	3,874	130,089
Taubman Centers, Inc. (REIT)	2,682	193,131
TCF Financial Corp. (Banks)	6,854	107,334
Tech Data Corp.* (Electronics)	1,490	83,991
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,490	156,405
Teleflex, Inc. (Healthcare - Products)	1,788	219,852
Telephone & Data Systems, Inc. (Telecommunications)	4,172	111,434
Tempur-Pedic International, Inc.* (Home Furnishings)	2,682	163,361
Teradyne, Inc. (Semiconductors)	9,238	168,594
Terex Corp. (Machinery - Construction & Mining)	4,470	122,746
The Cheesecake Factory, Inc. (Retail)	2,086	104,571
The Cooper Cos., Inc. (Healthcare - Products)	2,086	371,455
The Corporate Executive Board Co. (Commercial Services)	1,490	124,907
The Hain Celestial Group, Inc.* (Food)	4,470	269,273
The New York Times Co. - Class A (Media)	5,662	75,814

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Scotts Miracle-Gro Co. - Class A (Housewares)	1,788	$115,344
The Timken Co. (Metal Fabricate/Hardware)	3,278	128,793
The Ultimate Software Group, Inc.* (Software)	1,192	198,134
The Valspar Corp. (Chemicals)	3,278	265,846
The Wendy’s Co. (Retail)	11,622	117,615
Thor Industries, Inc. (Home Builders)	2,086	125,515
Thoratec Corp.* (Healthcare - Products)	2,384	95,622
Tidewater, Inc. (Transportation)	2,086	57,761
Time, Inc. (Media)	4,768	108,853
TimkenSteel Corp. (Metal Fabricate/Hardware)	1,490	43,493
Toll Brothers, Inc.* (Home Builders)	6,854	243,591
Tootsie Roll Industries, Inc. (Food)	894	27,696
Towers Watson & Co. - Class A (Commercial Services)	2,980	378,177
TreeHouse Foods, Inc.* (Food)	1,788	145,293
Trimble Navigation, Ltd.* (Electronics)	11,026	280,392
Trinity Industries, Inc. (Miscellaneous Manufacturing)	6,556	177,602
Triumph Group, Inc. (Aerospace/Defense)	2,086	123,575
Trustmark Corp. (Banks)	2,980	70,924
Tupperware Corp. (Housewares)	2,086	139,470
Tyler Technologies, Inc.* (Software)	1,490	181,706
UDR, Inc. (REIT)	11,026	361,321
UGI Corp. (Gas)	7,450	259,334
Umpqua Holdings Corp. (Banks)	9,238	157,138
Unit Corp.* (Oil & Gas)	2,086	72,676
United Natural Foods, Inc.* (Food)	2,086	140,722
United States Steel Corp. (Iron/Steel)	6,258	150,317
United Therapeutics Corp.* (Biotechnology)	2,086	333,113
Urban Edge Properties (REIT)	3,576	80,925
Valley National Bancorp (Banks)	9,536	89,924
Valmont Industries, Inc. (Metal Fabricate/Hardware)	894	112,662
VCA Antech, Inc.* (Pharmaceuticals)	3,576	182,269
Vectren Corp. (Gas)	3,576	154,376
VeriFone Systems, Inc.* (Computers)	4,768	170,551
Vishay Intertechnology, Inc. (Electronics)	5,662	71,794
Vista Outdoor, Inc.* (Retail)	2,682	117,364
W.R. Berkley Corp. (Insurance)	4,172	204,386
Wabtec Corp. (Machinery-Diversified)	4,172	392,376
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	3,576	176,368
Washington Federal, Inc. (Savings & Loans)	4,172	90,115
Waste Connections, Inc. (Environmental Control)	5,364	254,307
Watsco, Inc. (Distribution/Wholesale)	1,192	143,386
Webster Financial Corp. (Banks)	3,874	138,805
Weingarten Realty Investors (REIT)	4,768	156,200
WellCare Health Plans, Inc.* (Healthcare - Services)	1,788	138,445
Werner Enterprises, Inc. (Transportation)	1,788	48,044
Westar Energy, Inc. (Electric)	5,662	213,174
Western Refining, Inc. (Oil & Gas)	2,980	131,269
WEX, Inc.* (Commercial Services)	1,788	201,525
WGL Holdings, Inc. (Gas)	2,086	114,751
Whitewave Foods Co.* (Food)	7,450	327,576
Williams-Sonoma, Inc. (Retail)	3,576	262,943
Windstream Holdings, Inc. (Telecommunications)	4,172	48,733
Woodward, Inc. (Electronics)	2,384	112,167
World Fuel Services Corp. (Retail)	2,980	165,390
Worthington Industries, Inc. (Iron/Steel)	2,086	56,385
WP GLIMCHER, Inc. (REIT)	7,748	116,220
WPX Energy, Inc.* (Oil & Gas)	8,642	118,828
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	2,086	192,079
TOTAL COMMON STOCKS (Cost $63,216,407)		68,768,023

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $42,702,059	$42,702,000	$42,702,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,702,000)		42,702,000

TOTAL INVESTMENT SECURITIES (Cost $105,918,407) - 100.7%		111,470,023
Net other assets (liabilities) - (0.7)%		(793,423)

NET ASSETS - 100.0%		$110,676,600

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $5,822,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	20	6/22/15	$2,993,800	$16,525

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	5/27/15	0.55%	$17,054,906	$(255,914)
S&P MidCap 400	UBS AG	5/27/15	0.45%	21,971,434	(314,797)
				$39,026,340	$(570,711)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$1,139,025	1.0%
Airlines	589,072	0.5%
Apparel	348,326	0.3%
Auto Parts & Equipment	154,269	0.1%
Banks	3,307,746	3.0%
Beverages	73,844	0.1%
Biotechnology	597,579	0.5%
Building Materials	759,927	0.7%
Chemicals	2,189,647	2.0%
Coal	54,972	NM
Commercial Services	3,825,003	3.5%
Computers	2,174,434	2.0%
Cosmetics/Personal Care	150,949	0.1%
Distribution/Wholesale	655,210	0.6%
Diversified Financial Services	1,619,889	1.5%
Electric	1,722,520	1.6%
Electrical Components & Equipment	1,074,475	1.0%
Electronics	2,437,291	2.2%
Energy - Alternate Sources	271,633	0.2%
Engineering & Construction	367,953	0.3%
Entertainment	311,556	0.3%
Environmental Control	440,545	0.4%
Food	1,637,251	1.5%
Forest Products & Paper	115,916	0.1%
Gas	1,246,400	1.1%
Hand/Machine Tools	475,063	0.4%
Healthcare - Products	2,619,420	2.4%
Healthcare - Services	1,326,195	1.2%
Home Builders	868,524	0.8%
Home Furnishings	163,361	0.1%
Household Products/Wares	459,585	0.4%
Housewares	254,814	0.2%
Insurance	3,314,240	3.0%
Internet	130,792	0.1%
Iron/Steel	830,279	0.8%
Leisure Time	1,064,259	1.0%
Machinery - Construction & Mining	299,234	0.3%
Machinery-Diversified	1,520,342	1.4%
Media	842,121	0.8%
Metal Fabricate/Hardware	284,948	0.3%
Mining	304,681	0.3%
Miscellaneous Manufacturing	1,619,859	1.5%
Office Furnishings	148,738	0.1%
Oil & Gas	2,191,349	2.0%
Oil & Gas Services	1,085,489	1.0%
Packaging & Containers	1,195,260	1.1%
Pharmaceuticals	776,254	0.7%
Real Estate	369,294	0.3%
REIT	6,399,765	5.7%
Retail	4,949,133	4.4%
Savings & Loans	551,066	0.5%
Semiconductors	1,339,076	1.2%
Shipbuilding	274,497	0.2%
Software	2,771,662	2.5%
Telecommunications	1,530,128	1.4%
Transportation	1,246,087	1.1%
Trucking & Leasing	97,267	0.1%
Water	199,809	0.2%
Other **	41,908,577	37.9%
Total	$110,676,600	100.0%

**                                                          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                                         Not meaningful, amount is less than 0.05%.

REIT                                                    Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (38.3%)
1-800-Flowers.com, Inc.* - Class A (Internet)	427	$4,513
22nd Century Group, Inc.* (Agriculture)	732	739
8x8, Inc.* (Internet)	854	7,455
AAON, Inc. (Building Materials)	366	8,773
AAR Corp. (Aerospace/Defense)	366	11,068
Abaxis, Inc. (Healthcare - Products)	183	11,712
ABIOMED, Inc.* (Healthcare - Products)	366	23,139
ABM Industries, Inc. (Commercial Services)	488	15,640
Abraxas Petroleum Corp.* (Oil & Gas)	854	3,245
Acacia Research Corp. (Investment Companies)	488	5,377
Acadia Healthcare Co., Inc.* (Healthcare - Services)	305	20,893
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	671	22,929
Acadia Realty Trust (REIT)	488	15,079
Accelerate Diagnostics, Inc.* (Healthcare - Products)	244	5,563
Acco Brands Corp.* (Household Products/Wares)	1,098	8,641
Accuray, Inc.* (Healthcare - Products)	732	5,951
Accuride Corp.* (Auto Parts & Equipment)	610	2,489
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	305	1,217
Aceto Corp. (Chemicals)	305	5,911
Achillion Pharmaceuticals, Inc.* (Biotechnology)	915	8,006
ACI Worldwide, Inc.* (Software)	915	21,072
Acorda Therapeutics, Inc.* (Biotechnology)	366	11,006
Actua Corp.* (Software)	366	5,296
Actuant Corp. - Class A (Miscellaneous Manufacturing)	610	14,530
Acxiom Corp.* (Software)	671	11,716
ADTRAN, Inc. (Telecommunications)	488	8,106
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	366	8,952
Advent Software, Inc. (Software)	427	18,536
Advisory Board Co.* (Commercial Services)	305	15,826
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	244	5,675
Aegion Corp.* (Engineering & Construction)	366	6,742
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	549	10,793
Aeropostale, Inc.* (Retail)	1,037	3,204
Affymetrix, Inc.* (Healthcare - Products)	732	8,879
AG Mortgage Investment Trust, Inc. (REIT)	305	5,862
Agenus, Inc.* (Biotechnology)	854	5,645
Air Methods Corp.* (Healthcare - Services)	305	13,939
Air Transport Services Group, Inc.* (Transportation)	549	5,117
Aircastle, Ltd. (Diversified Financial Services)	549	13,165
AK Steel Holding Corp.* (Iron/Steel)	1,220	6,198
Akorn, Inc.* (Pharmaceuticals)	549	22,860
Albany International Corp. - Class A (Machinery-Diversified)	244	9,565
Albany Molecular Research, Inc.* (Commercial Services)	244	4,407
Alexander & Baldwin, Inc. (Real Estate)	427	17,285
Alimera Sciences, Inc.* (Pharmaceuticals)	427	1,862
ALLETE, Inc. (Electric)	366	18,410
Alliance One International, Inc.* (Agriculture)	1,220	1,610
ALON USA Energy, Inc. (Oil & Gas)	305	4,907
Alpha & Omega Semiconductor LT* (Semiconductors)	305	2,498
Alpha Natural Resources, Inc.* (Coal)	2,074	1,680
Altisource Residential Corp. (Real Estate)	488	9,345
Altra Holdings, Inc. (Machinery-Diversified)	244	6,434
AMAG Pharmaceuticals, Inc.* (Biotechnology)	244	12,437
Ambac Financial Group, Inc.* (Insurance)	366	8,422
Ambarella, Inc.* (Semiconductors)	244	17,850
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	244	7,335
Amedisys, Inc.* (Healthcare - Services)	305	8,482
American Assets Trust, Inc. (REIT)	305	12,139
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	610	15,207
American Capital Mortgage Investment Corp. (REIT)	488	8,560
American Eagle Energy Corp.* (Oil & Gas)	488	83
American Eagle Outfitters, Inc. (Retail)	1,586	25,233
American Equity Investment Life Holding Co. (Insurance)	610	16,440
American Residential Properties, Inc.* (REIT)	305	5,722
American Software, Inc. - Class A (Software)	305	2,962
American States Water Co. (Water)	366	14,051
American Vanguard Corp. (Chemicals)	305	3,328
Ameris Bancorp (Banks)	244	6,098
Amkor Technology, Inc.* (Semiconductors)	793	5,575
AMN Healthcare Services, Inc.* (Commercial Services)	488	11,131
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	488	1,176
AmSurg Corp.* (Healthcare - Services)	305	19,130
AmTrust Financial Services, Inc. (Insurance)	244	14,511
Amyris, Inc.* (Energy-Alternate Sources)	549	1,241
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	305	16,070
Angie’s List, Inc.* (Internet)	427	2,506
AngioDynamics, Inc.* (Healthcare - Products)	305	5,090
Anixter International, Inc.* (Telecommunications)	244	17,226
ANN, Inc.* (Retail)	366	13,857
Antares Pharma, Inc.* (Pharmaceuticals)	1,403	3,437

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Anworth Mortgage Asset Corp. (REIT)	1,220	$6,198
Apogee Enterprises, Inc. (Building Materials)	244	12,839
Apollo Commercial Real Estate Finance, Inc. (REIT)	427	7,297
Apollo Residential Mortgage, Inc. (REIT)	305	4,837
Applied Industrial Technologies, Inc. (Machinery-Diversified)	366	15,288
Applied Micro Circuits Corp.* (Semiconductors)	732	3,931
Approach Resources, Inc.* (Oil & Gas)	366	3,210
Aratana Therapeutics, Inc.* (Pharmaceuticals)	305	3,938
ARC Document Solutions, Inc.* (Commercial Services)	549	4,688
ArcBest Corp. (Transportation)	244	8,711
Arch Coal, Inc.* (Coal)	2,013	1,961
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,891	8,245
Ares Commercial Real Estate Corp. (REIT)	305	3,462
Argo Group International Holdings, Ltd. (Insurance)	244	11,954
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,464	12,693
ARMOUR Residential REIT, Inc. (REIT)	3,050	9,150
Array BioPharma, Inc.* (Pharmaceuticals)	1,281	8,006
Arrowhead Research Corp.* (Commercial Services)	488	3,367
Aruba Networks, Inc.* (Telecommunications)	915	22,519
Asbury Automotive Group, Inc.* (Retail)	244	20,503
Ashford Hospitality Prime, Inc. (REIT)	305	4,776
Ashford Hospitality Trust (REIT)	671	6,079
Aspen Technology, Inc.* (Software)	732	32,493
Associated Estates Realty Corp. (REIT)	549	15,647
Astoria Financial Corp. (Savings & Loans)	793	10,444
Atlantic Power Corp. (Electric)	1,281	4,163
Atlas Air Worldwide Holdings, Inc.* (Transportation)	244	11,893
Atricure, Inc.* (Healthcare - Products)	305	6,713
AVG Technologies N.V.* (Software)	366	8,755
Avista Corp. (Electric)	488	15,919
Axcelis Technologies, Inc.* (Semiconductors)	1,586	3,997
Axiall Corp. (Chemicals)	549	22,399
AZZ, Inc. (Miscellaneous Manufacturing)	244	11,319
B&G Foods, Inc. - Class A (Food)	427	12,981
Balchem Corp. (Chemicals)	244	12,790
Baltic Trading, Ltd. (Transportation)	610	866
Banc of California, Inc. (Savings & Loans)	366	4,538
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	305	9,690
Bancorp, Inc.* (Banks)	366	3,565
BancorpSouth, Inc. (Banks)	793	19,199
Bank Mutual Corp. (Savings & Loans)	610	4,386
Bank of the Ozarks, Inc. (Banks)	671	26,007
Bankrate, Inc.* (Internet)	610	7,564
Barnes & Noble, Inc.* (Retail)	366	8,015
Barnes Group, Inc. (Miscellaneous Manufacturing)	427	17,123
Basic Energy Services, Inc.* (Oil & Gas Services)	305	3,108
Bazaarvoice, Inc.* (Internet)	549	2,954
BBCN Bancorp, Inc. (Banks)	671	9,521
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	427	12,690
Beazer Homes USA, Inc.* (Home Builders)	244	4,272
bebe Stores, Inc. (Retail)	671	2,221
Belden, Inc. (Electrical Components & Equipment)	366	30,726
Belmond, Ltd.* (Lodging)	854	10,522
Benchmark Electronics, Inc.* (Electronics)	488	11,483
Beneficial Bancorp, Inc.* (Savings & Loans)	305	3,538
Berkshire Hills Bancorp, Inc. (Savings & Loans)	244	6,834
Berry Plastics Group, Inc.* (Packaging & Containers)	732	25,049
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,525	15,303
Bill Barrett Corp.* (Oil & Gas)	427	4,953
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	671	6,234
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	427	3,442
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,037	1,613
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	244	8,081
BioScrip, Inc.* (Pharmaceuticals)	671	3,154
Biotelemetry, Inc.* (Healthcare - Products)	366	2,932
Biotime, Inc.* (Biotechnology)	854	4,381
BJ’s Restaurants, Inc.* (Retail)	244	11,419
Black Diamond, Inc.* (Leisure Time)	305	2,748
Black Hills Corp. (Electric)	366	18,040
Blackbaud, Inc. (Software)	366	18,494
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	427	15,701
Bloomin Brands, Inc. (Retail)	671	15,205
Blount International, Inc.* (Miscellaneous Manufacturing)	488	6,471
Blucora, Inc.* (Internet)	427	5,837
Bob Evans Farms, Inc. (Retail)	244	10,497
Boingo Wireless, Inc.* (Internet)	366	3,023
Boise Cascade Co.* (Building Materials)	366	12,700
Bonanza Creek Energy, Inc.* (Oil & Gas)	305	8,406
Boston Private Financial Holdings, Inc. (Banks)	732	9,626
Bottomline Technologies, Inc.* (Software)	366	9,794
Boulder Brands, Inc.* (Food)	549	5,237
Boyd Gaming Corp.* (Lodging)	732	9,662
Brady Corp. - Class A (Electronics)	427	11,371
Briggs & Stratton Corp. (Machinery-Diversified)	427	8,348

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bright Horizons Family Solutions, Inc.* (Commercial Services)	244	$12,268
Brightcove, Inc.* (Software)	366	2,533
Bristow Group, Inc. (Oil & Gas Services)	305	18,949
BroadSoft, Inc.* (Software)	305	9,650
Brookline Bancorp, Inc. (Savings & Loans)	671	7,227
Brooks Automation, Inc. (Semiconductors)	671	7,220
Brown Shoe Co., Inc. (Retail)	366	10,870
Brunswick Corp. (Leisure Time)	732	36,630
Builders FirstSource, Inc.* (Building Materials)	549	7,005
Burlington Stores, Inc.* (Retail)	244	12,583
C&J Energy Services, Ltd.* (Oil & Gas Services)	366	6,387
Cabot Microelectronics Corp.* (Semiconductors)	244	11,541
CACI International, Inc.* - Class A (Computers)	183	16,148
Caesars Acquisition Co.* - Class A (Investment Companies)	488	3,065
Caesars Entertainment Corp.* (Lodging)	488	4,631
Calamp Corp.* (Telecommunications)	366	7,214
Calgon Carbon Corp. (Chemicals)	488	10,829
California Water Service Group (Water)	427	10,192
Calix, Inc.* (Telecommunications)	488	3,606
Callaway Golf Co. (Leisure Time)	793	7,676
Callidus Software, Inc.* (Software)	488	6,027
Callon Petroleum Co.* (Oil & Gas)	427	3,817
Cambrex Corp.* (Biotechnology)	305	11,739
Campus Crest Communities, Inc. (REIT)	671	4,247
Cantel Medical Corp. (Healthcare - Products)	305	13,661
Capital Bank Financial Corp.* - Class A (Banks)	244	6,617
Capital Senior Living Corp.* (Healthcare - Services)	305	7,982
Capitol Federal Financial, Inc. (Savings & Loans)	1,220	14,640
Capstead Mortgage Corp. (REIT)	854	9,949
Capstone Turbine Corp.* (Electrical Components & Equipment)	3,416	2,146
Cardinal Financial Corp. (Banks)	305	6,292
Cardiovascular System, Inc.* (Healthcare - Products)	244	7,637
Cardtronics, Inc.* (Commercial Services)	366	13,809
Career Education Corp.* (Commercial Services)	793	3,331
CareTrust REIT, Inc. (REIT)	244	3,048
Carmike Cinemas, Inc.* (Entertainment)	244	7,364
Carrizo Oil & Gas, Inc.* (Oil & Gas)	366	20,398
Carrols Restaurant Group, Inc.* (Retail)	488	4,412
Cascade Bancorp* (Banks)	488	2,352
Casella Waste System, Inc.* - Class A (Environmental Control)	549	3,009
Casey’s General Stores, Inc. (Retail)	305	25,065
Cash America International, Inc. (Retail)	244	6,324
Cathay Bancorp, Inc. (Banks)	671	19,177
Cavium, Inc.* (Semiconductors)	427	27,664
CBIZ, Inc.* (Commercial Services)	488	4,412
Ceco Environmental Corp. (Environmental Control)	244	2,877
Cedar Realty Trust, Inc. (REIT)	854	5,969
Celadon Group, Inc. (Transportation)	244	6,305
Celldex Therapeutics, Inc.* (Biotechnology)	793	19,032
Cempra, Inc.* (Pharmaceuticals)	305	9,604
Centerstate Banks, Inc. (Banks)	427	5,192
Central European Media Enterprises, Ltd.* - Class A (Media)	1,037	2,852
Central Garden & Pet Co.* - Class A (Household Products/Wares)	488	4,782
Century Aluminum Co.* (Mining)	488	6,290
Cenveo, Inc.* (Commercial Services)	793	1,570
Cepheid, Inc.* (Healthcare - Products)	549	30,799
Cerus Corp.* (Healthcare - Products)	915	4,063
CEVA, Inc.* (Semiconductors)	244	5,051
Chambers Street Properties (REIT)	2,013	15,098
Channeladvisor Corp.* (Internet)	183	1,872
Chart Industries, Inc.* (Machinery-Diversified)	244	9,894
Charter Financial Corp. (Savings & Loans)	305	3,651
Chatham Lodging Trust (REIT)	244	6,744
Checkpoint Systems, Inc. (Electronics)	427	4,424
Chegg, Inc.* (Internet)	732	5,439
Chemical Financial Corp. (Banks)	305	9,425
Chemocentryx, Inc.* (Pharmaceuticals)	488	3,265
Chemtura Corp.* (Chemicals)	793	23,892
Chesapeake Lodging Trust (REIT)	427	13,557
Chimerix, Inc.* (Pharmaceuticals)	244	8,296
Christopher & Banks Corp.* (Retail)	427	2,536
CIBER, Inc.* (Computers)	915	3,230
Ciena Corp.* (Telecommunications)	854	18,190
Cimpress N.V.* (Commercial Services)	305	25,602
Cincinnati Bell, Inc.* (Telecommunications)	1,952	6,695
Cinedigm Corp.* - Class A (Internet)	1,098	911
Cirrus Logic, Inc.* (Semiconductors)	549	18,545
Citizens, Inc.* (Insurance)	549	3,096
Civeo Corp. (Commercial Services)	793	3,703
Clarcor, Inc. (Miscellaneous Manufacturing)	427	27,754
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	671	6,623
Clearwater Paper Corp.* (Forest Products & Paper)	183	11,706
Cleco Corp. (Electric)	488	26,523
Clifton Bancorp, Inc. (Savings & Loans)	305	4,163
Cloud Peak Energy, Inc.* (Coal)	549	3,563
Clovis Oncology, Inc.* (Pharmaceuticals)	244	19,608
ClubCorp Holdings, Inc. (Leisure Time)	244	5,341
CNO Financial Group, Inc. (Insurance)	1,769	30,072
CoBiz Financial, Inc. (Banks)	427	5,128
Coeur d’Alene Mines Corp.* (Mining)	976	5,095

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cogent Communications Group, Inc. (Internet)	427	$14,941
Cognex Corp.* (Machinery-Diversified)	671	30,122
Coherent, Inc.* (Electronics)	183	10,980
Cohu, Inc. (Semiconductors)	305	3,193
Colony Financial, Inc. (REIT)	793	20,547
Columbia Banking System, Inc. (Banks)	427	12,682
Comfort Systems USA, Inc. (Engineering & Construction)	366	7,573
Commercial Metals Co. (Iron/Steel)	976	16,201
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	366	2,108
Community Bank System, Inc. (Banks)	366	12,792
CommVault Systems, Inc.* (Software)	366	16,745
comScore, Inc.* (Internet)	305	15,969
Comstock Resources, Inc. (Oil & Gas)	427	2,293
Comverse, Inc.* (Telecommunications)	244	5,978
CONMED Corp. (Healthcare - Products)	244	12,256
Conn’s, Inc.* (Retail)	244	6,825
Consolidated Communications Holdings, Inc. (Telecommunications)	366	7,712
Constant Contact, Inc.* (Software)	305	10,629
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	366	2,339
Convergys Corp. (Computers)	854	19,369
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	549	23,327
Corcept Therapeutics, Inc.* (Pharmaceuticals)	915	5,280
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	183	9,646
Corenergy Infrastructure Trust (REIT)	427	2,899
CoreSite Realty Corp. (REIT)	183	8,799
Cornerstone OnDemand, Inc.* (Software)	427	12,225
Cousins Properties, Inc. (REIT)	1,647	16,042
Cowen Group, Inc.* - Class A (Diversified Financial Services)	1,220	6,820
Crawford & Co. (Insurance)	366	2,990
Cray, Inc.* (Computers)	366	10,281
Crocs, Inc.* (Apparel)	793	10,468
Cross Country Healthcare, Inc.* (Commercial Services)	427	4,740
Crown Media Holdings, Inc.* (Media)	671	2,516
CryoLife, Inc. (Healthcare - Products)	366	3,733
CSG Systems International, Inc. (Software)	305	8,882
CTI BioPharma Corp.* (Biotechnology)	1,525	2,715
CTS Corp. (Electronics)	305	5,472
CubeSmart (REIT)	1,159	26,738
Cubic Corp. (Aerospace/Defense)	183	9,073
CUI Global, Inc.* (Electronics)	305	1,681
Cumulus Media, Inc.* - Class A (Media)	1,281	2,921
Curtiss-Wright Corp. (Aerospace/Defense)	366	26,740
Customers Bancorp, Inc.* (Banks)	244	6,151
CVB Financial Corp. (Banks)	915	14,321
Cyan, Inc.* (Telecommunications)	549	2,048
Cyberonics, Inc.* (Healthcare - Products)	244	14,862
Cynosure, Inc.* - Class A (Healthcare - Products)	244	8,154
Cypress Semiconductor Corp. (Semiconductors)	2,684	35,750
CYS Investments, Inc. (REIT)	1,403	12,515
Cytokinetics, Inc.* (Biotechnology)	549	3,453
Cytori Therapeutics, Inc.* (Pharmaceuticals)	1,098	961
CytRx Corp.* (Biotechnology)	732	3,213
Daktronics, Inc. (Home Furnishings)	427	4,582
Dana Holding Corp. (Auto Parts & Equipment)	1,281	27,631
Darling International, Inc.* (Food)	1,342	18,332
DCT Industrial Trust, Inc. (REIT)	671	22,170
DealerTrack Holdings, Inc.* (Software)	427	16,785
Dean Foods Co. (Food)	793	12,886
del Frisco’s Restaurant Group* (Retail)	244	4,921
Delek US Holdings, Inc. (Oil & Gas)	488	18,017
Deluxe Corp. (Commercial Services)	427	27,649
Demand Media, Inc.* (Media)	122	782
Demandware, Inc.* (Software)	244	15,030
Denny’s Corp.* (Retail)	854	8,890
DepoMed, Inc.* (Pharmaceuticals)	549	12,770
Derma Sciences, Inc.* (Pharmaceuticals)	305	2,410
Destination XL Group, Inc.* (Retail)	549	2,674
Dexcom, Inc.* (Healthcare - Products)	610	41,218
DHI Group, Inc.* (Internet Software & Services)	488	3,709
DHT Holdings, Inc. (Transportation)	732	5,856
Diamond Foods, Inc.* (Food)	244	6,842
Diamond Resorts International, Inc.* (Lodging)	305	9,763
Diamondback Energy, Inc.* (Oil & Gas)	305	25,184
DiamondRock Hospitality Co. (REIT)	1,586	21,506
Digi International, Inc.* (Software)	366	3,697
DigitalGlobe, Inc.* (Telecommunications)	610	19,623
Dime Community Bancshares, Inc. (Savings & Loans)	366	5,827
Diodes, Inc.* (Semiconductors)	305	8,150
Dorman Products, Inc.* (Auto Parts & Equipment)	244	11,427
Dot Hill Systems Corp.* (Computers)	793	4,980
Douglas Dynamics, Inc. (Auto Parts & Equipment)	244	5,307
Drew Industries, Inc. (Building Materials)	183	10,371
DSP Group, Inc.* (Semiconductors)	305	3,471
DuPont Fabros Technology, Inc. (REIT)	549	17,101
Dyax Corp.* (Pharmaceuticals)	1,220	29,171
Dycom Industries, Inc.* (Engineering & Construction)	305	14,024
Dynavax Technologies Corp.* (Biotechnology)	244	4,908
Dynegy, Inc.* (Electric)	793	26,383
Dynex Capital, Inc. (REIT)	610	4,880
E.W. Scripps Co. - Class A (Media)	610	14,207
Eagle Bancorp, Inc.* (Banks)	244	8,994

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EarthLink Holdings Corp. (Telecommunications)	1,159	$5,482
EastGroup Properties, Inc. (REIT)	244	13,957
Ebix, Inc. (Software)	305	8,323
Echo Global Logistics, Inc.* (Transportation)	244	7,052
Education Realty Trust, Inc. (REIT)	305	10,254
El Paso Electric Co. (Electric)	366	13,619
Electro Scientific Industries, Inc. (Electronics)	366	2,086
Electronics for Imaging, Inc.* (Computers)	366	15,273
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	244	3,433
Ellie Mae, Inc.* (Diversified Financial Services)	244	13,420
EMCOR Group, Inc. (Engineering & Construction)	549	24,501
Emerald Oil, Inc.* (Oil & Gas)	610	390
Emergent Biosolutions, Inc.* (Biotechnology)	305	9,055
Empire District Electric Co. (Electric)	366	8,627
Empire State Realty Trust, Inc. - Class A (REIT)	793	14,274
Employers Holdings, Inc. (Insurance)	305	7,445
Emulex Corp.* (Semiconductors)	854	6,849
Encore Capital Group, Inc.* (Diversified Financial Services)	244	9,867
Encore Wire Corp. (Electrical Components & Equipment)	183	8,237
Endocyte, Inc.* (Biotechnology)	488	2,830
Endologix, Inc.* (Healthcare - Products)	610	9,492
Endurance International Group Holdings, Inc.* (Internet)	305	5,594
Energy Recovery, Inc.* (Environmental Control)	549	1,631
Energy XXI (Bermuda), Ltd. (Oil & Gas)	793	3,465
EnerNOC, Inc.* (Electric)	305	3,370
EnerSys (Electrical Components & Equipment)	366	24,851
Ennis, Inc. (Commercial Services)	305	4,691
Enova International, Inc.* (Diversified Financial Services)	183	3,387
EnPro Industries, Inc. (Miscellaneous Manufacturing)	183	11,714
Entegris, Inc.* (Semiconductors)	1,159	15,426
Entercom Communications Corp.* - Class A (Media)	305	3,623
Entravision Communications Corp. - Class A (Media)	671	4,388
Entropic Communications, Inc.* (Semiconductors)	1,098	3,316
Envestnet, Inc.* (Software)	305	15,634
Enzo Biochem, Inc.* (Biotechnology)	549	1,537
EPAM Systems, Inc.* (Computers)	305	19,736
EPIQ Systems, Inc. (Software)	366	6,555
EPR Properties (REIT)	427	24,625
Equity One, Inc. (REIT)	549	13,522
Era Group, Inc.* (Transportation)	183	4,059
ESCO Technologies, Inc. (Electronics)	244	8,955
Essent Group, Ltd.* (Insurance)	366	9,132
Esterline Technologies Corp.* (Aerospace/Defense)	244	27,155
Ethan Allen Interiors, Inc. (Home Furnishings)	244	5,910
Euronet Worldwide, Inc.* (Commercial Services)	427	24,971
EverBank Financial Corp. (Savings & Loans)	793	14,726
Evercore Partners, Inc. - Class A (Diversified Financial Services)	305	14,713
EVERTEC, Inc. (Commercial Services)	549	11,381
EVINE Live, Inc.* (Advertising)	610	3,636
Exact Sciences Corp.* (Biotechnology)	732	15,299
ExamWorks Group, Inc.* (Commercial Services)	305	12,490
Exar Corp.* (Semiconductors)	427	4,214
Excel Trust, Inc. (REIT)	488	7,735
EXCO Resources, Inc. (Oil & Gas)	1,403	2,890
Exelixis, Inc.* (Biotechnology)	1,891	4,860
ExlService Holdings, Inc.* (Computers)	305	10,501
Express, Inc.* (Retail)	732	11,932
Exterran Holdings, Inc. (Oil & Gas Services)	488	18,090
Extreme Networks, Inc.* (Telecommunications)	1,037	2,613
EZCORP, Inc.* - Class A (Retail)	488	4,490
F.N.B. Corp. (Banks)	1,403	18,618
Fabrinet* (Miscellaneous Manufacturing)	366	6,628
Fair Isaac Corp. (Software)	305	26,980
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,037	18,837
Fairpoint Communications, Inc.* (Telecommunications)	244	4,812
Federal Signal Corp. (Miscellaneous Manufacturing)	549	8,630
Federal-Mogul Corp.* (Auto Parts & Equipment)	305	3,935
FEI Co. (Electronics)	366	27,618
FelCor Lodging Trust, Inc. (REIT)	1,098	12,199
Female Health Co.* (Healthcare - Products)	427	1,247
Ferro Corp.* (Chemicals)	671	9,052
Fiesta Restaurant Group, Inc.* (Retail)	244	12,334
Financial Engines, Inc. (Diversified Financial Services)	427	18,007
Finisar Corp.* (Telecommunications)	793	16,121
First American Financial Corp. (Insurance)	854	29,710
First Bancorp* (Banks)	1,037	6,232
First Busey Corp. (Banks)	793	4,948
First Cash Financial Services, Inc.* (Retail)	244	11,795
First Commonwealth Financial Corp. (Banks)	854	7,703
First Financial Bancorp (Banks)	549	9,476
First Financial Bankshares, Inc. (Banks)	549	15,899

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Industrial Realty Trust, Inc. (REIT)	915	$18,053
First Merchants Corp. (Banks)	366	8,261
First Midwest Bancorp, Inc. (Banks)	671	11,474
First Potomac Realty Trust (REIT)	549	5,885
FirstMerit Corp. (Banks)	1,342	25,995
Five Below, Inc.* (Retail)	427	14,398
Five Star Quality Care, Inc.* (Healthcare - Services)	610	2,593
Flagstar BanCorp, Inc.* (Savings & Loans)	244	4,192
Fleetmatics Group PLC* (Computers)	305	13,902
Flotek Industries, Inc.* (Oil & Gas Services)	427	6,102
Fluidigm Corp.* (Electronics)	244	9,140
Flushing Financial Corp. (Savings & Loans)	305	5,844
Forestar Group, Inc.* (Real Estate)	366	5,402
FormFactor, Inc.* (Semiconductors)	610	4,862
Forum Energy Technologies, Inc.* (Oil & Gas Services)	488	11,351
Forward Air Corp. (Transportation)	244	12,290
Francesca’s Holdings Corp.* (Retail)	427	7,229
Franklin Electric Co., Inc. (Hand/Machine Tools)	427	15,440
Franklin Street Properties Corp. (REIT)	793	9,365
Fred’s, Inc. - Class A (Retail)	366	6,174
Fresh Del Monte Produce, Inc. (Food)	305	11,264
Frontline, Ltd.* (Transportation)	976	2,499
FTI Consulting, Inc.* (Commercial Services)	366	15,046
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	2,257	2,776
Fuller (H.B.) Co. (Chemicals)	427	17,836
Furmanite Corp.* (Metal Fabricate/Hardware)	427	3,117
FutureFuel Corp. (Energy-Alternate Sources)	244	2,652
FX Energy, Inc.* (Oil & Gas)	793	1,071
FXCM, Inc. (Diversified Financial Services)	427	858
Gain Capital Holdings, Inc. (Diversified Financial Services)	366	3,616
Galena Biopharma, Inc.* (Biotechnology)	1,342	1,812
GasLog, Ltd. (Transportation)	366	8,158
Gastar Exploration, Inc.* (Oil & Gas)	610	2,214
Generac Holdings, Inc.* (Electrical Components & Equipment)	549	22,888
General Cable Corp. (Electrical Components & Equipment)	427	6,964
General Communication, Inc.* - Class A (Telecommunications)	427	6,772
Genesco, Inc.* (Retail)	183	12,369
Genesis Healthcare, Inc.* (Healthcare - Services)	366	2,529
GenMark Diagnostics, Inc.* (Healthcare - Products)	427	4,099
Gentherm, Inc.* (Auto Parts & Equipment)	305	16,083
Getty Realty Corp. (REIT)	244	4,238
Gibraltar Industries, Inc.* (Building Materials)	305	5,051
Gigamon, Inc.* (Telecommunications)	244	7,181
Glacier Bancorp, Inc. (Banks)	610	16,067
Glatfelter (Forest Products & Paper)	366	9,077
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	244	3,719
Global Cash Access Holdings, Inc.* (Commercial Services)	671	4,965
Global Eagle Entertainment, Inc.* (Internet)	427	5,453
Globalstar, Inc.* (Telecommunications)	2,440	6,320
Globe Specialty Metals, Inc. (Mining)	549	10,936
Globus Med, Inc.* - Class A (Healthcare - Products)	549	13,116
Glu Mobile, Inc.* (Software)	976	6,598
Gogo, Inc.* (Telecommunications)	488	10,316
Gold Resource Corp. (Mining)	549	1,850
Golden Ocean Group, Ltd. (Marine)	366	1,823
Goodrich Petroleum Corp.* (Oil & Gas)	305	1,180
Government Properties Income Trust (REIT)	488	10,170
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,037	5,019
Gramercy Property Trust, Inc. (REIT)	244	6,671
Grand Canyon Education, Inc.* (Commercial Services)	366	16,573
Granite Construction, Inc. (Engineering & Construction)	366	12,704
Graphic Packaging Holding Co. (Packaging & Containers)	2,623	36,984
Gray Television, Inc.* (Media)	488	6,471
Great Lakes Dredge & Dock Co.* (Commercial Services)	671	3,892
Greatbatch, Inc.* (Healthcare - Products)	244	13,156
Green Dot Corp.* - Class A (Commercial Services)	305	4,911
Green Plains Renewable Energy (Energy-Alternate Sources)	305	9,498
Greenhill & Co., Inc. (Diversified Financial Services)	244	9,650
Greenlight Capital Re, Ltd.* - Class A (Insurance)	244	7,415
Griffon Corp. (Building Materials)	427	7,178
Group 1 Automotive, Inc. (Retail)	183	14,453
GSI Group, Inc.* (Electronics)	366	4,860
GUESS?, Inc. (Retail)	549	10,052
Guidewire Software, Inc.* (Software)	549	27,424
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	244	3,662
H&E Equipment Services, Inc. (Distribution/Wholesale)	305	7,540
Hackett Group, Inc. (Commercial Services)	427	4,099
Haemonetics Corp.* (Healthcare - Products)	427	17,306
Halcon Resources Corp.* (Oil & Gas)	2,196	3,272
Halozyme Therapeutics, Inc.* (Biotechnology)	915	13,606

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Hampton Roads Bankshares, Inc.* (Banks)	1,098		$1,954
Hancock Holding Co. (Banks)	671		19,533
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	305		6,814
Hanmi Financial Corp. (Banks)	305		6,490
Hannon Armstrong Sustainable I (Diversified Financial Services)	244		4,636
Harmonic, Inc.* (Telecommunications)	915		6,414
Harsco Corp. (Miscellaneous Manufacturing)	671		10,790
Harte-Hanks, Inc. (Advertising)	549		3,728
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	†	1
Harvest Natural Resources, Inc.* (Oil & Gas)	610		391
Hatteras Financial Corp. (REIT)	793		14,322
Haverty Furniture Cos., Inc. (Retail)	183		3,927
Hawaiian Holdings, Inc.* (Airlines)	427		9,855
Headwaters, Inc.* (Building Materials)	671		11,796
Healthcare Realty Trust, Inc. (REIT)	793		20,301
Healthcare Services Group, Inc. (Commercial Services)	610		18,465
HealthSouth Corp. (Healthcare - Services)	732		33,100
HealthStream, Inc.* (Internet)	244		7,061
Healthways, Inc.* (Healthcare - Services)	305		5,307
Heartland Express, Inc. (Transportation)	488		10,209
Heartland Payment Systems, Inc. (Commercial Services)	305		15,525
Hecla Mining Co. (Mining)	3,050		9,211
HEICO Corp. (Aerospace/Defense)	549		30,656
Helen of Troy, Ltd.* (Household Products/Wares)	244		21,377
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	854		14,074
Hercules Offshore, Inc.* (Oil & Gas)	1,586		1,277
Heritage Commerce Corp. (Banks)	305		2,718
Heritage Financial Corp. (Banks)	305		5,155
Heritage Oaks Bancorp (Banks)	366		2,917
Herman Miller, Inc. (Office Furnishings)	488		13,376
Hersha Hospitality Trust (REIT)	1,769		11,375
HFF, Inc. - Class A (Real Estate)	305		11,953
Hibbett Sports, Inc.* (Retail)	244		11,419
Higher One Holdings, Inc.* (Diversified Financial Services)	671		1,886
Highwoods Properties, Inc. (REIT)	732		31,505
Hill International, Inc.* (Commercial Services)	427		1,644
Hillenbrand, Inc. (Miscellaneous Manufacturing)	549		16,135
Hilltop Holdings, Inc.* (Banks)	610		12,267
HMS Holdings Corp.* (Commercial Services)	732		12,451
HNI Corp. (Office Furnishings)	366		17,070
Home Bancshares, Inc. (Banks)	427		14,040
HomeTrust Bancshares, Inc.* (Savings & Loans)	244		3,816
Horace Mann Educators Corp. (Insurance)	366		12,433
Horizon Pharma PLC* (Holding Companies - Diversified)	610		17,153
Hornbeck Offshore Services, Inc.* (Transportation)	305		6,969
Horsehead Holding Corp.* (Mining)	1,037		15,503
Houghton Mifflin Harcourt Co.* (Media)	915		20,917
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	1,159		3,616
HRG Group, Inc.* (Holding Companies - Diversified)	732		9,172
HSN, Inc. (Retail)	305		19,038
Hub Group, Inc.* - Class A (Transportation)	305		12,170
Hudson Pacific Properties, Inc. (REIT)	488		14,718
Huron Consulting Group, Inc.* (Commercial Services)	183		11,093
IBERIABANK Corp. (Banks)	244		15,204
Iconix Brand Group, Inc.* (Apparel)	366		9,629
IDACORP, Inc. (Electric)	427		25,761
Idera Pharmaceuticals, Inc.* (Biotechnology)	915		2,571
iGATE Corp.* (Computers)	305		14,506
IGI Laboratories, Inc.* (Pharmaceuticals)	488		2,479
II-VI, Inc.* (Electronics)	488		8,682
Immersion Corp.* (Computers)	366		3,964
ImmunoGen, Inc.* (Biotechnology)	793		6,558
Immunomedics, Inc.* (Biotechnology)	1,037		3,733
Impax Laboratories, Inc.* (Pharmaceuticals)	610		27,610
Imperva, Inc.* (Software)	244		11,131
Incontact, Inc.* (Software)	610		6,314
Independent Bank Corp. (Banks)	244		10,180
Independent Bank Corp./Mi (Banks)	305		4,038
Infinera Corp.* (Telecommunications)	1,098		20,642
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	488		6,183
Infoblox, Inc.* (Software)	549		12,934
Information Services Group, Inc. (Commercial Services)	549		2,158
Inland Real Estate Corp. (REIT)	793		8,160
InnerWorkings, Inc.* (Software)	427		2,703
Innophos Holdings, Inc. (Chemicals)	183		9,670
Innospec, Inc. (Chemicals)	244		10,663
Inovio Pharmaceuticals, Inc.* (Biotechnology)	610		4,978
Inphi Corp.* (Semiconductors)	305		6,542
Insight Enterprises, Inc.* (Computers)	366		10,475
Insmed, Inc.* (Biotechnology)	366		7,335
Insperity, Inc. (Commercial Services)	244		11,751
Insulet Corp.* (Healthcare - Products)	488		14,567
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	244		14,342
Integrated Device Technology, Inc.* (Semiconductors)	1,098		19,973
Integrated Silicon Solution, Inc. (Semiconductors)	305		5,658

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Inteliquent, Inc. (Telecommunications)	366	$6,958
Intelsat S.A.* (Telecommunications)	305	3,840
InterDigital, Inc. (Telecommunications)	366	20,028
Interface, Inc. (Office Furnishings)	610	13,255
Internap Network Services Corp.* (Internet)	610	5,734
International Bancshares Corp. (Banks)	488	12,678
International Speedway Corp. - Class A (Entertainment)	244	8,872
Intersil Corp. - Class A (Semiconductors)	1,098	14,658
Interval Leisure Group, Inc. (Leisure Time)	366	9,073
Intevac, Inc.* (Machinery-Diversified)	366	1,771
Intralinks Holdings, Inc.* (Internet)	488	4,782
Intrepid Potash, Inc.* (Chemicals)	488	6,115
Intrexon Corp.* (Biotechnology)	305	11,843
Invacare Corp. (Healthcare - Products)	305	6,121
InvenSense, Inc.* (Semiconductors)	610	9,101
Invesco Mortgage Capital, Inc. (REIT)	1,037	15,970
Investment Technology Group, Inc.* (Diversified Financial Services)	366	10,427
Investors Bancorp, Inc. (Savings & Loans)	2,867	33,946
Investors Real Estate Trust (REIT)	976	6,998
ION Geophysical Corp.* (Oil & Gas Services)	1,342	3,060
Iridium Communications, Inc.* (Telecommunications)	793	8,065
iRobot Corp.* (Home Furnishings)	244	7,910
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	976	13,332
Isis Pharmaceuticals, Inc.* (Biotechnology)	915	51,898
Isle of Capri Casinos, Inc.* (Entertainment)	366	5,205
iStar Financial, Inc.* (REIT)	732	9,911
Itron, Inc.* (Electronics)	305	10,937
ITT Educational Services, Inc.* (Commercial Services)	244	1,288
Ixia* (Telecommunications)	549	6,577
IXYS Corp. (Semiconductors)	305	3,450
j2 Global, Inc. (Internet)	366	25,389
Jack in the Box, Inc. (Retail)	305	26,465
Janus Capital Group, Inc. (Diversified Financial Services)	1,281	22,930
JetBlue Airways Corp.* (Airlines)	2,013	41,327
Jive Software, Inc.* (Software)	488	2,625
John Bean Technologies Corp. (Miscellaneous Manufacturing)	244	9,416
K12, Inc.* (Commercial Services)	305	4,932
Kaman Corp. - Class A (Aerospace/Defense)	244	10,177
KapStone Paper & Packaging Corp. (Packaging & Containers)	671	18,754
KB Home (Home Builders)	732	10,607
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	549	7,049
Kelly Services, Inc. - Class A (Commercial Services)	305	5,008
KEMET Corp.* (Electronics)	610	2,635
Kemper Corp. (Insurance)	366	13,787
Kennedy-Wilson Holdings, Inc. (Real Estate)	610	15,116
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	793	8,453
Key Energy Services, Inc.* (Oil & Gas Services)	1,159	2,828
Kforce, Inc. (Commercial Services)	244	5,549
Kimball Electronics, Inc.* (Electronics)	244	3,121
Kimball International, Inc. - Class B (Office Furnishings)	366	3,704
Kindred Healthcare, Inc. (Healthcare - Services)	488	11,200
Kite Realty Group Trust (REIT)	305	7,991
Knight Transportation, Inc. (Transportation)	488	14,102
Knoll, Inc. (Office Furnishings)	427	9,723
Kofax, Ltd.* (Software)	732	8,074
Kopin Corp.* (Semiconductors)	976	3,240
Koppers Holdings, Inc. (Chemicals)	183	4,114
Korn/Ferry International (Commercial Services)	427	13,463
Kraton Performance Polymers, Inc.* (Chemicals)	305	6,875
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	549	3,003
Krispy Kreme Doughnuts, Inc.* (Retail)	610	10,858
Kronos Worldwide, Inc. (Chemicals)	244	3,282
La Quinta Holdings, Inc.* (Lodging)	427	10,282
Laclede Group, Inc. (Gas)	305	15,839
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,220	4,111
Lakeland Bancorp, Inc. (Banks)	427	4,846
Landec Corp.* (Chemicals)	305	4,334
Lannett Co., Inc.* (Pharmaceuticals)	244	14,030
LaSalle Hotel Properties (REIT)	854	31,333
Lattice Semiconductor Corp.* (Semiconductors)	1,098	6,511
La-Z-Boy, Inc. (Home Furnishings)	488	12,791
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	671	1,516
Lee Enterprises, Inc.* (Media)	732	2,196
LegacyTexas Financial Group, Inc. (Banks)	366	9,315
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,623	2,623
Lexington Realty Trust (REIT)	1,708	15,833
Libbey, Inc. (Housewares)	244	9,601
Liberator Medical Holdings, Inc. (Pharmaceuticals)	610	1,720
Life Time Fitness, Inc.* (Leisure Time)	366	26,169
LifeLock, Inc.* (Commercial Services)	732	10,695
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	183	14,208
Limelight Networks, Inc.* (Internet)	915	3,386
Lionbridge Technologies, Inc.* (Internet)	732	4,063
Liquidity Services, Inc.* (Internet)	305	2,855
Lithia Motors, Inc. - Class A (Retail)	183	18,251

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Littelfuse, Inc. (Electrical Components & Equipment)	183	$17,933
LivePerson, Inc.* (Software)	549	5,161
LogMeIn, Inc.* (Telecommunications)	244	15,660
Louisiana-Pacific Corp.* (Building Materials)	1,159	17,663
LSI Industries, Inc. (Building Materials)	366	3,279
LTC Properties, Inc. (REIT)	305	13,255
Lumber Liquidators Holdings, Inc.* (Retail)	244	6,708
Luminex Corp.* (Healthcare - Products)	366	5,680
M.D.C. Holdings, Inc. (Home Builders)	366	9,823
M/I Schottenstein Homes, Inc.* (Home Builders)	244	5,505
Macatawa Bank Corp. (Banks)	488	2,562
Mack-Cali Realty Corp. (REIT)	732	13,139
MacroGenics, Inc.* (Biotechnology)	244	6,981
Magellan Health Services, Inc.* (Healthcare - Services)	244	15,445
Magnum Hunter Resources Corp.* (Oil & Gas)	1,708	3,741
Maiden Holdings, Ltd. (Insurance)	488	7,091
Mainsource Financial Group, Inc. (Banks)	244	4,697
Manhattan Associates, Inc.* (Computers)	610	32,062
MannKind Corp.* (Pharmaceuticals)	1,891	8,112
ManTech International Corp. - Class A (Software)	244	7,132
Marchex, Inc. - Class B (Advertising)	366	1,556
Marin Software, Inc.* (Advertising)	305	1,842
MarineMax, Inc.* (Retail)	305	6,734
MarketAxess Holdings, Inc. (Diversified Financial Services)	305	26,184
Marketo, Inc.* (Internet)	244	6,942
Marriott Vacations Worldwide Corp. (Entertainment)	244	20,058
Marten Transport, Ltd. (Transportation)	244	5,431
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	549	3,020
Masimo Corp.* (Healthcare - Products)	427	14,416
Masonite International Corp.* (Building Materials)	244	16,153
MasTec, Inc.* (Engineering & Construction)	549	9,849
Matador Resources Co.* (Oil & Gas)	610	16,909
Materion Corp. (Mining)	183	7,318
Matrix Service Co.* (Oil & Gas Services)	244	5,361
Matson, Inc. (Transportation)	366	14,823
Matthews International Corp. - Class A (Commercial Services)	244	11,841
MAXIMUS, Inc. (Computers)	549	35,140
Maxlinear, Inc.* - Class A (Semiconductors)	366	3,122
Maxwell Technologies, Inc.* (Computers)	305	1,708
MB Financial, Inc. (Banks)	488	14,703
McDermott International, Inc.* (Oil & Gas Services)	2,013	10,568
McGrath Rentcorp (Commercial Services)	244	8,079
MDC Partners, Inc. - Class A (Advertising)	366	7,663
Meadowbrook Insurance Group, Inc. (Insurance)	610	5,209
MedAssets, Inc.* (Software)	549	11,112
Media General, Inc.* (Media)	488	8,242
Medical Properties Trust, Inc. (REIT)	1,403	19,614
Medidata Solutions, Inc.* (Software)	427	22,814
Mentor Graphics Corp. (Computers)	793	18,976
Mercury Computer Systems, Inc.* (Computers)	366	5,054
Meredith Corp. (Media)	305	15,872
Merge Healthcare, Inc.* (Software)	1,159	5,760
Meridian Bioscience, Inc. (Healthcare - Products)	366	6,486
Merit Medical Systems, Inc.* (Healthcare - Products)	427	8,288
Meritage Homes Corp.* (Home Builders)	305	13,045
Meritor, Inc.* (Auto Parts & Equipment)	854	11,204
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	915	10,157
Methode Electronics, Inc. (Electronics)	305	12,950
MGE Energy, Inc. (Electric)	305	12,651
MGIC Investment Corp.* (Insurance)	2,745	28,602
Micrel, Inc. (Semiconductors)	488	6,637
Microsemi Corp.* (Semiconductors)	793	26,453
Midstates Pete Co., Inc.* (Oil & Gas)	488	561
Millennial Media, Inc.* (Advertising)	915	1,418
Miller Energy Resources, Inc.* (Oil & Gas)	488	354
MiMedx Group, Inc.* (Healthcare - Products)	915	8,601
Minerals Technologies, Inc. (Chemicals)	305	20,658
MKS Instruments, Inc. (Semiconductors)	427	14,864
Mobile Mini, Inc. (Storage/Warehousing)	366	14,106
Modine Manufacturing Co.* (Auto Parts & Equipment)	427	5,248
ModusLink Global Solutions, Inc.* (Internet)	671	2,349
Molina Healthcare, Inc.* (Healthcare - Services)	244	14,452
Molycorp, Inc.* (Mining)	1,952	1,801
Momenta Pharmaceuticals, Inc.* (Biotechnology)	488	8,516
MoneyGram International, Inc.* (Commercial Services)	305	2,364
Monmouth Real Estate Investment Corp. - Class A (REIT)	549	5,671
Monolithic Power Systems, Inc. (Semiconductors)	305	15,808
Monotype Imaging Holdings, Inc. (Software)	366	11,862
Monro Muffler Brake, Inc. (Commercial Services)	244	14,613
Monster Worldwide, Inc.* (Commercial Services)	915	5,389
Montpelier Re Holdings, Ltd. (Insurance)	366	13,948
Moog, Inc.* - Class A (Aerospace/Defense)	366	25,576
Morgans Hotel Group Co.* (Lodging)	427	2,925
MSA Safety, Inc. (Environmental Control)	244	11,160

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mueller Industries, Inc. (Metal Fabricate/Hardware)	488	$17,099
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,403	13,132
Myers Industries, Inc. (Miscellaneous Manufacturing)	305	4,932
MYR Group, Inc.* (Engineering & Construction)	244	7,154
Nanometrics, Inc.* (Semiconductors)	244	3,772
NanoViricides, Inc.* (Pharmaceuticals)	610	1,049
National Bank Holdings Corp. (Holding Companies - Diversified)	366	6,954
National CineMedia, Inc. (Entertainment)	549	8,367
National General Holdings Corp. (Insurance)	366	7,078
National Health Investors, Inc. (REIT)	305	20,350
National Penn Bancshares, Inc. (Banks)	1,037	10,785
Natus Medical, Inc.* (Healthcare - Products)	305	11,502
Nautilus, Inc.* (Leisure Time)	366	6,152
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	2,135	2,882
Navigant Consulting Co.* (Commercial Services)	488	7,056
Navios Maritime Acquisition Corp. (Transportation)	1,037	3,951
Navios Maritime Holdings, Inc. (Transportation)	732	2,774
NBT Bancorp, Inc. (Banks)	366	8,839
NCI Building Systems, Inc.* (Building Materials)	305	4,721
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,098	10,453
Nelnet, Inc. - Class A (Diversified Financial Services)	183	8,193
Neogen Corp.* (Pharmaceuticals)	305	13,585
NeoStem, Inc.* (Healthcare - Services)	366	1,054
NETGEAR, Inc.* (Telecommunications)	305	9,232
NetScout Systems, Inc.* (Computers)	305	12,536
Neuralstem, Inc.* (Biotechnology)	854	1,443
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	671	22,874
NeuStar, Inc.* - Class A (Telecommunications)	488	14,640
New Jersey Resources Corp. (Gas)	732	22,333
New Media Investment Group, Inc. (Internet)	305	7,055
New Residential Investment Corp. (REIT)	1,159	19,749
New York & Co., Inc.* (Retail)	610	1,543
New York Mortgage Trust, Inc. (REIT)	854	6,670
New York REIT, Inc. (REIT)	1,464	14,464
NewBridge Bancorp (Banks)	427	3,437
Newpark Resources, Inc.* (Oil & Gas Services)	793	8,136
Newport Corp.* (Electronics)	366	6,980
NewStar Financial, Inc.* (Diversified Financial Services)	305	3,508
Nexstar Broadcasting Group, Inc. - Class A (Media)	244	14,264
NIC, Inc. (Internet)	610	10,370
NMI Holdings, Inc.* - Class A (Insurance)	488	3,894
Noranda Aluminum Holding Corp. (Mining)	732	2,445
North Atlantic Drilling, Ltd. (Oil & Gas)	671	1,033
Northern Oil & Gas, Inc.* (Oil & Gas)	549	4,853
Northfield BanCorp, Inc. (Savings & Loans)	488	7,042
Northwest Bancshares, Inc. (Savings & Loans)	854	10,513
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	488	3,836
Northwest Natural Gas Co. (Gas)	244	11,395
NorthWestern Corp. (Electric)	305	15,887
Novavax, Inc.* (Biotechnology)	1,891	14,617
NRG Yield, Inc. (Electric)	183	9,004
Nutrisystem, Inc. (Commercial Services)	305	5,810
NuVasive, Inc.* (Healthcare - Products)	366	16,371
NxStage Medical, Inc.* (Healthcare - Products)	549	10,063
Oclaro, Inc.* (Telecommunications)	1,342	2,577
Office Depot, Inc.* (Retail)	4,331	39,933
OFG Bancorp (Banks)	427	6,016
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	305	857
Old National Bancorp (Banks)	915	12,499
Olin Corp. (Chemicals)	671	19,815
Olympic Steel, Inc. (Metal Fabricate/Hardware)	244	2,672
OM Group, Inc. (Chemicals)	305	9,162
Omega Protein Corp.* (Pharmaceuticals)	244	3,118
Omeros Corp.* (Biotechnology)	366	7,364
Omnicell, Inc.* (Software)	305	10,837
OmniVision Technologies, Inc.* (Semiconductors)	488	13,613
Omnova Solutions, Inc.* (Chemicals)	488	3,899
On Assignment, Inc.* (Commercial Services)	427	14,369
Oncothyreon, Inc.* (Biotechnology)	976	1,464
ONE Gas, Inc. (Gas)	427	17,921
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	244	3,680
Opko Health, Inc.* (Pharmaceuticals)	1,647	22,663
OraSure Technologies, Inc.* (Healthcare - Products)	610	3,843
Orbcomm, Inc.* (Telecommunications)	549	3,305
Orbitz Worldwide, Inc.* (Internet)	549	6,434
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,098	7,214
Organovo Holdings, Inc.* (Biotechnology)	671	3,046
Orion Marine Group, Inc.* (Engineering & Construction)	366	3,082
Oritani Financial Corp. (Savings & Loans)	427	6,362
Otter Tail Corp. (Electric)	305	9,123
Outerwall, Inc. (Retail)	183	12,157
Owens & Minor, Inc. (Pharmaceuticals)	549	18,512

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pacific Biosciences of California, Inc.* (Biotechnology)	671	$3,462
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	244	2,918
Pacific Sunwear of California, Inc.* (Retail)	976	2,050
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	305	20,886
Pain Therapeutics, Inc.* (Pharmaceuticals)	549	1,120
Papa John’s International, Inc. (Retail)	244	14,974
PAREXEL International Corp.* (Commercial Services)	488	31,025
Park Electrochemical Corp. (Electronics)	183	3,975
Park Sterling Corp. (Banks)	549	3,678
Parker Drilling Co.* (Oil & Gas)	1,159	4,346
Parkervision, Inc.* (Telecommunications)	1,647	1,120
Parkway Properties, Inc. (REIT)	610	9,925
Parsley Energy, Inc.* - Class A (Oil & Gas)	427	7,404
Pattern Energy Group, Inc. (Energy-Alternate Sources)	366	10,607
PDC Energy, Inc.* (Oil & Gas)	305	17,306
PDF Solutions, Inc.* (Software)	305	5,511
PDL BioPharma, Inc. (Biotechnology)	1,403	9,358
Pebblebrook Hotel Trust (REIT)	549	23,574
Pegasystems, Inc. (Software)	366	7,884
Pendrell Corp.* (Commercial Services)	2,135	2,327
Penn National Gaming, Inc.* (Entertainment)	732	11,771
Penn Virginia Corp.* (Oil & Gas)	610	4,075
Pennsylvania REIT (REIT)	610	13,792
PennyMac Mortgage Investment Trust (REIT)	610	12,780
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,135	2,797
Perficient, Inc.* (Internet)	366	7,551
Performant FINL Corp.* (Commercial Services)	366	1,087
Pericom Semiconductor Corp. (Semiconductors)	305	3,819
Pernix Therapeutics Holdings I* (Pharmaceuticals)	427	2,724
PetMed Express, Inc. (Retail)	244	3,863
PetroQuest Energy, Inc.* (Oil & Gas)	671	1,798
PGT, Inc.* (Building Materials)	549	6,215
PharMerica Corp.* (Pharmaceuticals)	305	8,741
PHH Corp.* (Diversified Financial Services)	488	12,259
Photronics, Inc.* (Semiconductors)	610	5,350
Physicians Realty Trust (REIT)	366	6,076
PICO Holdings, Inc.* (Water)	244	4,394
Piedmont Natural Gas Co., Inc. (Gas)	610	22,838
Pier 1 Imports, Inc. (Retail)	793	10,031
Pinnacle Entertainment, Inc.* (Entertainment)	488	17,939
Pinnacle Financial Partners, Inc. (Banks)	305	14,533
Pioneer Energy Services Corp.* (Oil & Gas Services)	549	4,090
Plantronics, Inc. (Telecommunications)	366	19,497
Plexus Corp.* (Electronics)	305	13,130
Plug Power, Inc.* (Energy-Alternate Sources)	1,586	4,028
Ply Gem Holdings, Inc.* (Building Materials)	305	4,142
PMC-Sierra, Inc.* (Semiconductors)	1,525	12,856
PNM Resources, Inc. (Electric)	671	18,640
Polycom, Inc.* (Telecommunications)	1,159	15,125
PolyOne Corp. (Chemicals)	732	28,584
Polypore International, Inc.* (Miscellaneous Manufacturing)	366	21,433
Pool Corp. (Distribution/Wholesale)	366	23,750
Popeyes Louisiana Kitchen, Inc.* (Retail)	183	10,189
Portland General Electric Co. (Electric)	610	21,448
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	305	10,885
Post Holdings, Inc.* (Food)	366	17,181
Potlatch Corp. (REIT)	366	13,509
Power Integrations, Inc. (Semiconductors)	244	12,076
PowerSecure International, Inc.* (Electrical Components & Equipment)	305	3,999
Pozen, Inc.* (Pharmaceuticals)	366	2,862
PRA Group, Inc.* (Diversified Financial Services)	427	23,388
Premiere Global Services, Inc.* (Telecommunications)	488	4,982
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	427	16,760
PRGX Global, Inc.* (Commercial Services)	427	1,810
Primerica, Inc. (Insurance)	427	19,736
Primoris Services Corp. (Pipelines)	366	7,038
PrivateBancorp, Inc. (Banks)	610	22,613
Procera Networks, Inc.* (Telecommunications)	305	3,511
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	854	4,227
Progress Software Corp.* (Software)	427	11,273
Proofpoint, Inc.* (Software)	305	16,464
PROS Holdings, Inc.* (Software)	244	5,424
Prosperity Bancshares, Inc. (Banks)	549	29,283
Prothena Corp. PLC* (Biotechnology)	244	7,908
Proto Labs, Inc.* (Miscellaneous Manufacturing)	183	12,810
Provident Financial Services, Inc. (Savings & Loans)	549	9,882
PTC Therapeutics, Inc.* (Biotechnology)	244	14,335
Puma Biotechnology, Inc.* (Biotechnology)	183	33,047
QLIK Technologies, Inc.* (Software)	732	25,466
QLogic Corp.* (Semiconductors)	793	11,657
Qorvo, Inc.* (Telecommunications)	1,159	76,389
Quad Graphics, Inc. (Commercial Services)	305	6,570
Quality Distribution, Inc.* (Transportation)	305	3,026
Quality Systems, Inc. (Software)	488	7,610
Qualys, Inc.* (Computers)	183	9,062
Quanex Building Products Corp. (Building Materials)	366	7,064

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quantum Corp.* (Computers)	2,867	$5,763
Quicklogic Corp.* (Semiconductors)	732	1,288
Quidel Corp.* (Healthcare - Products)	305	7,107
QuinStreet, Inc.* (Internet)	549	2,981
Radian Group, Inc. (Insurance)	1,525	27,237
Radio One, Inc.* - Class D (Media)	488	1,742
RadNet, Inc.* (Healthcare - Services)	427	3,578
RAIT Financial Trust (REIT)	793	5,139
Rally Software Development COR* (Software)	305	4,410
Rambus, Inc.* (Semiconductors)	976	13,508
Ramco-Gershenson Properties Trust (REIT)	610	10,663
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	610	6,173
Raven Industries, Inc. (Miscellaneous Manufacturing)	305	6,082
RBC Bearings, Inc. (Metal Fabricate/Hardware)	183	13,357
RealD, Inc.* (Computers)	427	5,244
RealNetworks, Inc.* (Internet)	366	2,405
RealPage, Inc.* (Software)	488	9,682
Redwood Trust, Inc. (REIT)	732	12,583
Regis Corp.* (Retail)	427	7,054
Renasant Corp. (Banks)	305	9,062
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	366	3,371
Rent-A-Center, Inc. (Commercial Services)	427	12,639
Rentech, Inc.* (Chemicals)	2,318	2,782
Repligen Corp.* (Biotechnology)	305	9,001
Repros Therapeutics, Inc.* (Pharmaceuticals)	244	1,876
Republic Airways Holdings, Inc.* (Airlines)	488	5,973
Republic First Bancorp, Inc.* (Banks)	488	1,757
Resolute Energy Corp.* (Oil & Gas)	793	983
Resolute Forest Products, Inc.* (Forest Products & Paper)	610	9,406
Resource Capital Corp. (REIT)	1,220	5,380
Resources Connection, Inc. (Commercial Services)	427	6,730
Restoration Hardware Holdings, Inc.* (Retail)	244	21,024
Retail Opportunity Investments Corp. (REIT)	671	11,259
Retailmenot, Inc.* (Internet)	305	5,606
Retrophin, Inc.* (Biotechnology)	305	6,570
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	854	999
Rex Energy Corp.* (Oil & Gas)	427	2,135
Rexford Industrial Realty, Inc. (REIT)	305	4,532
Rexnord Corp.* (Metal Fabricate/Hardware)	610	16,159
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,037	4,418
Rightside Group, Ltd.* (Internet)	122	993
RingCentral, Inc.* - Class A (Internet)	305	5,255
RLI Corp. (Insurance)	366	18,176
RLJ Lodging Trust (REIT)	1,037	30,768
Roadrunner Transportation Systems, Inc.* (Transportation)	244	5,971
Rockwell Medical, Inc.* (Healthcare - Products)	427	4,146
Rofin-Sinar Technologies, Inc.* (Electronics)	305	7,216
Rosetta Resources, Inc.* (Oil & Gas)	488	11,141
Rosetta Stone, Inc.* (Software)	305	2,550
Roundy’s, Inc.* (Retail)	549	2,767
Rouse Properties, Inc. (REIT)	366	6,394
RPX Corp.* (Commercial Services)	488	7,593
RSP Permian, Inc.* (Oil & Gas)	183	5,311
RTI Biologics, Inc.* (Biotechnology)	793	4,441
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	305	11,483
Rubicon Technology, Inc.* (Semiconductors)	366	1,405
Ruby Tuesday, Inc.* (Retail)	671	4,885
Ruckus Wireless, Inc.* (Telecommunications)	610	7,125
Rudolph Technologies, Inc.* (Semiconductors)	427	5,478
Rush Enterprises, Inc.* - Class A (Retail)	305	7,973
Ruth’s Hospitality Group, Inc. (Retail)	366	5,325
Ryman Hospitality Properties, Inc. (REIT)	366	21,096
S&T Bancorp, Inc. (Banks)	305	8,205
Sabra Health Care REIT, Inc. (REIT)	427	12,759
Safe Bulkers, Inc. (Transportation)	427	1,529
Safeguard Scientifics, Inc.* (Internet)	244	4,390
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	244	5,688
Saia, Inc.* (Transportation)	244	9,943
Sanchez Energy Corp.* (Oil & Gas)	366	5,377
Sanderson Farms, Inc. (Food)	183	13,747
Sandy Spring Bancorp, Inc. (Banks)	244	6,359
Sangamo Biosciences, Inc.* (Biotechnology)	610	7,546
Sanmina Corp.* (Electronics)	671	13,641
Sapiens International Corp. N.V.* (Software)	366	3,195
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	366	4,465
ScanSource, Inc.* (Distribution/Wholesale)	244	9,723
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	244	4,250
Scholastic Corp. (Media)	244	9,916
Schulman (A.), Inc. (Chemicals)	244	10,358
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	244	10,787
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	671	5,482
Science Applications International Corp. (Computers)	366	18,336
Scientific Games Corp.* - Class A (Entertainment)	488	6,183
Sciquest, Inc.* (Software)	305	4,688

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Scorpio Bulkers, Inc.* (Transportation)	1,220	$2,940
Scorpio Tankers, Inc. (Transportation)	1,647	15,383
SeaChange International, Inc.* (Software)	427	2,865
SEACOR Holdings, Inc.* (Oil & Gas Services)	183	13,297
Select Comfort Corp.* (Home Furnishings)	488	15,040
Select Income REIT (REIT)	305	7,073
Select Medical Holdings Corp. (Healthcare - Services)	671	9,763
Selective Insurance Group, Inc. (Insurance)	488	13,147
SemGroup Corp. - Class A (Pipelines)	366	30,814
Semtech Corp.* (Semiconductors)	549	12,786
Senomyx, Inc.* (Food)	488	2,826
Sensient Technologies Corp. (Chemicals)	427	27,908
Sequenom, Inc.* (Biotechnology)	1,281	5,688
ServiceSource International, Inc.* (Commercial Services)	793	2,831
SFX Entertainment, Inc.* (Commercial Services)	549	2,399
Shenandoah Telecommunications Co. (Telecommunications)	244	8,409
Ship Finance International, Ltd. (Transportation)	549	8,652
ShoreTel, Inc.* (Telecommunications)	671	4,670
Shutterfly, Inc.* (Internet)	305	13,652
Silicon Graphics International Corp.* (Computers)	427	3,463
Silicon Laboratories, Inc.* (Semiconductors)	366	18,911
Silver Bay Realty Trust Corp. (REIT)	366	5,662
Silver Spring Networks, Inc.* (Computers)	366	3,558
Simpson Manufacturing Co., Inc. (Building Materials)	366	11,997
Sinclair Broadcast Group, Inc. - Class A (Media)	549	16,822
Sizmek, Inc.* (Advertising)	305	2,123
Skechers U.S.A., Inc.* - Class A (Apparel)	305	27,426
SkyWest, Inc. (Airlines)	488	6,661
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	488	7,254
Snyders-Lance, Inc. (Food)	427	12,609
Solazyme, Inc.* (Energy-Alternate Sources)	671	2,583
Sonic Automotive, Inc. - Class A (Retail)	366	8,546
Sonic Corp. (Retail)	488	13,981
Sonus Networks, Inc.* (Telecommunications)	427	3,382
Sotheby’s - Class A (Commercial Services)	488	20,843
South Jersey Industries, Inc. (Gas)	305	16,089
South State Corp. (Banks)	183	12,394
Southwest Gas Corp. (Gas)	366	20,130
Sovran Self Storage, Inc. (REIT)	244	21,311
Spartan Motors, Inc. (Auto Parts & Equipment)	549	2,586
SpartanNash Co. (Food)	366	11,042
Spectranetics Corp.* (Healthcare - Products)	366	9,388
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	671	3,791
Speed Commerce, Inc.* (Distribution/Wholesale)	793	239
Spok Holdings, Inc. (Telecommunications)	244	4,593
Springleaf Holdings, Inc.* (Diversified Financial Services)	244	12,200
SS&C Technologies Holdings, Inc. (Software)	549	33,034
St. Joe Co.* (Real Estate)	549	9,580
Staar Surgical Co.* (Healthcare - Products)	366	3,239
STAG Industrial, Inc. (REIT)	427	9,279
Stage Stores, Inc. (Retail)	305	5,890
Standard Pacific Corp.* (Home Builders)	1,281	10,376
Starwood Waypoint Residential Trust (REIT)	366	9,421
State Bank Financial Corp. (Banks)	305	6,103
Steelcase, Inc. - Class A (Office Furnishings)	732	12,861
Stein Mart, Inc. (Retail)	305	3,608
STERIS Corp. (Healthcare - Products)	488	32,452
Sterling Bancorp (Savings & Loans)	732	9,501
Steven Madden, Ltd.* (Apparel)	488	19,042
Stewart Information Services Corp. (Insurance)	183	6,680
Stifel Financial Corp.* (Diversified Financial Services)	549	29,010
Stillwater Mining Co.* (Mining)	976	13,108
Stone Energy Corp.* (Oil & Gas)	488	8,330
Stoneridge, Inc.* (Electronics)	366	4,407
Strategic Hotels & Resorts, Inc.* (REIT)	2,013	23,552
Summit Hotel Properties, Inc. (REIT)	793	10,444
Sun Bancorp, Inc.* (Banks)	122	2,309
Sun Communities, Inc. (REIT)	366	22,714
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	183	7,121
SunCoke Energy, Inc. (Coal)	610	10,693
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	610	1,427
Sunstone Hotel Investors, Inc. (REIT)	1,525	23,760
Super Micro Computer, Inc.* (Computers)	305	8,775
Superior Industries International, Inc. (Auto Parts & Equipment)	244	4,538
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	366	4,685
SUPERVALU, Inc.* (Food)	1,708	15,013
Susquehanna Bancshares, Inc. (Banks)	1,586	21,316
Swift Energy Co.* (Oil & Gas)	427	1,290
Swift Transportation Co.* (Transportation)	732	17,714
Sykes Enterprises, Inc.* (Computers)	366	9,161
Symetra Financial Corp. (Insurance)	610	14,488
Synageva BioPharma Corp.* (Biotechnology)	183	16,829
Synaptics, Inc.* (Computers)	305	25,840

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Synchronoss Technologies, Inc.* (Software)	305	$13,993
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	1,098	3,843
Synergy Resources Corp.* (Oil & Gas)	610	7,308
SYNNEX Corp. (Software)	244	18,666
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	793	1,784
Take-Two Interactive Software, Inc.* (Software)	793	18,794
TAL International Group, Inc. (Trucking & Leasing)	305	11,755
Tangoe, Inc.* (Software)	366	5,007
TASER International, Inc.* (Electronics)	488	14,733
Team Health Holdings, Inc.* (Commercial Services)	549	32,704
Team, Inc.* (Commercial Services)	183	7,152
Teekay Tankers, Ltd. - Class A (Transportation)	793	4,996
TeleCommunication Systems, Inc.* - Class A (Internet)	793	2,474
Teledyne Technologies, Inc.* (Aerospace/Defense)	305	32,016
Telenav, Inc.* (Telecommunications)	427	3,570
Tenneco, Inc.* (Auto Parts & Equipment)	488	28,524
Terreno Realty Corp. (REIT)	305	6,490
Tesco Corp. (Oil & Gas Services)	305	3,922
Tessera Technologies, Inc. (Semiconductors)	488	17,622
TETRA Tech, Inc. (Environmental Control)	549	14,883
TETRA Technologies, Inc.* (Oil & Gas Services)	732	5,285
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	244	8,608
Texas Capital Bancshares, Inc.* (Banks)	366	19,274
Texas Roadhouse, Inc. - Class A (Retail)	610	20,496
Textainer Group Holdings, Ltd. (Trucking & Leasing)	183	5,545
TG Therapeutics, Inc.* (Pharmaceuticals)	305	4,258
The Andersons, Inc. (Agriculture)	244	10,417
The Brink’s Co. (Commercial Services)	427	11,303
The Buckle, Inc. (Retail)	244	10,931
The Cato Corp. - Class A (Retail)	244	9,599
The Cheesecake Factory, Inc. (Retail)	427	21,406
The Children’s Place Retail Stores, Inc. (Retail)	183	11,101
The Corporate Executive Board Co. (Commercial Services)	305	25,568
The Ensign Group, Inc. (Healthcare - Services)	183	7,706
The Finish Line, Inc. - Class A (Retail)	427	10,474
The Fresh Market, Inc.* (Food)	366	12,861
The Geo Group, Inc. (REIT)	610	23,790
The Greenbrier Cos., Inc. (Trucking & Leasing)	244	14,076
The KEYW Holding Corp.* (Computers)	366	3,532
The McClatchy Co.* - Class A (Media)	732	1,017
The Medicines Co.* (Biotechnology)	549	14,059
The Men’s Wearhouse, Inc. (Retail)	366	20,712
The New York Times Co. - Class A (Media)	1,159	15,519
The Pep Boys - Manny, Moe & Jack* (Retail)	549	5,029
The Ryland Group, Inc. (Home Builders)	366	15,087
The Ultimate Software Group, Inc.* (Software)	244	40,557
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,037	6,720
Theravance Biopharma, Inc.* (Biotechnology)	244	3,904
Theravance, Inc. (Biotechnology)	671	10,904
Thermon Group Holdings, Inc.* (Oil & Gas Services)	305	7,097
Third Point Reinsurance, Ltd.* (Insurance)	549	7,401
Thoratec Corp.* (Healthcare - Products)	488	19,574
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	793	2,807
Tile Shop Holdings, Inc.* (Retail)	305	3,956
Time, Inc. (Media)	915	20,889
Titan International, Inc. (Auto Parts & Equipment)	427	4,437
TiVo, Inc.* (Home Furnishings)	976	10,785
Tornier N.V.* (Healthcare - Products)	305	7,890
Tower International, Inc.* (Auto Parts & Equipment)	183	4,732
TowneBank (Banks)	305	5,048
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	305	1,769
TransEnterix, Inc.* (Healthcare - Products)	488	1,835
Tredegar Corp. (Miscellaneous Manufacturing)	244	4,995
TreeHouse Foods, Inc.* (Food)	305	24,784
Tremor Video, Inc.* (Advertising)	549	1,373
Trex Co., Inc.* (Building Materials)	305	14,311
Triangle Petroleum Corp.* (Oil & Gas)	671	4,006
TriMas Corp.* (Miscellaneous Manufacturing)	366	10,310
Triple-S Management Corp.* (Healthcare - Services)	244	4,568
Tristate Capital Holdings, Inc.* (Banks)	244	3,050
Tronox, Ltd. (Chemicals)	549	11,502
TrueBlue, Inc.* (Commercial Services)	366	10,533
TrustCo Bank Corp. (Banks)	915	6,103
Trustmark Corp. (Banks)	549	13,066
TTM Technologies, Inc.* (Electronics)	610	5,704
Tuesday Morning Corp.* (Retail)	427	6,755
Tumi Holdings, Inc.* (Household Products/Wares)	427	9,988
Tutor Perini Corp.* (Engineering & Construction)	305	6,466
Tyler Technologies, Inc.* (Software)	244	29,756
U.S. Silica Holdings, Inc. (Mining)	427	15,949
Ubiquiti Networks, Inc. (Telecommunications)	244	6,971
UIL Holdings Corp. (Electric)	488	24,341

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ultra Clean Holdings, Inc.* (Semiconductors)	366	$2,200
Ultrapetrol Bahamas, Ltd.* (Transportation)	610	756
Ultratech Stepper, Inc.* (Semiconductors)	305	6,088
UMB Financial Corp. (Banks)	305	15,186
Umpqua Holdings Corp. (Banks)	1,342	22,827
Unilife Corp.* (Healthcare - Products)	1,281	4,291
Union Bankshares Corp. (Banks)	427	9,292
Unisys Corp.* (Computers)	427	9,296
United Bankshares, Inc. (Banks)	549	20,631
United Community Banks, Inc. (Banks)	488	9,082
United Community Financial Corp. (Savings & Loans)	732	3,945
United Financial Bancorp, Inc. (Savings & Loans)	488	6,222
United Fire Group, Inc. (Insurance)	183	5,466
United Natural Foods, Inc.* (Food)	427	28,806
United Stationers, Inc. (Distribution/Wholesale)	366	14,863
Universal American Corp.* (Healthcare - Services)	488	4,875
Universal Corp. (Agriculture)	183	8,606
Universal Display Corp.* (Electrical Components & Equipment)	366	16,129
Universal Forest Products, Inc. (Building Materials)	183	10,124
Universal Insurance Holdings, Inc. (Insurance)	366	8,791
Universal Technical Institute, Inc. (Commercial Services)	305	2,577
Unwired Planet, Inc.* (Internet)	1,403	828
Urstadt Biddle Properties - Class A (REIT)	244	5,063
US Ecology, Inc. (Environmental Control)	183	8,584
UTI Worldwide, Inc.* (Transportation)	854	7,712
VAALCO Energy, Inc.* (Oil & Gas)	610	1,507
Vail Resorts, Inc. (Entertainment)	305	30,258
Valley National Bancorp (Banks)	1,647	15,531
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	366	3,349
Vantage Drilling Co.* (Oil & Gas)	2,318	924
VASCO Data Security International, Inc.* (Internet)	366	9,304
Vector Group, Ltd. (Agriculture)	549	12,161
Veeco Instruments, Inc.* (Semiconductors)	366	10,801
Vera Bradley, Inc.* (Retail)	244	3,475
Verastem, Inc.* (Biotechnology)	305	2,532
Verint Systems, Inc.* (Software)	427	26,231
Viad Corp. (Commercial Services)	244	6,483
ViaSat, Inc.* (Telecommunications)	366	22,004
Violin Memory, Inc.* (Computers)	915	3,120
VirnetX Holding Corp.* (Internet)	427	2,758
Virtusa Corp.* (Computers)	244	9,711
Vitamin Shoppe, Inc.* (Retail)	244	10,219
VIVUS, Inc.* (Pharmaceuticals)	976	2,176
Vocera Communications, Inc.* (Computers)	305	3,474
Vonage Holdings Corp.* (Telecommunications)	1,708	7,908
Vringo, Inc.* (Telecommunications)	976	605
W&T Offshore, Inc. (Oil & Gas)	366	2,353
Wabash National Corp.* (Auto Manufacturers)	610	8,552
WageWorks, Inc.* (Diversified Financial Services)	305	15,372
Walter Energy, Inc. (Coal)	732	371
Walter Investment Management Corp.* (Diversified Financial Services)	305	5,371
Warren Resources, Inc.* (Oil & Gas)	793	856
Washington Federal, Inc. (Savings & Loans)	854	18,446
Washington REIT (REIT)	549	13,571
Waterstone Financial, Inc. (Savings & Loans)	366	4,663
Watsco, Inc. (Distribution/Wholesale)	183	22,013
Watts Water Technologies, Inc. - Class A (Electronics)	244	13,310
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	427	3,980
Web.com Group, Inc.* (Internet)	427	7,844
WebMD Health Corp.* (Internet)	305	13,466
Webster Financial Corp. (Banks)	732	26,227
Weight Watchers International, Inc.* (Commercial Services)	305	2,608
WellCare Health Plans, Inc.* (Healthcare - Services)	366	28,339
Werner Enterprises, Inc. (Transportation)	366	9,834
WesBanco, Inc. (Banks)	244	7,688
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	488	7,652
West Corp. (Telecommunications)	366	11,328
West Pharmaceutical Services, Inc. (Healthcare - Products)	549	29,251
Westamerica Bancorp (Banks)	244	10,626
Western Alliance Bancorp* (Banks)	610	18,861
Western Asset Mortgage Capital Corp. (REIT)	427	6,238
Western Refining, Inc. (Oil & Gas)	427	18,809
WEX, Inc.* (Commercial Services)	305	34,376
WGL Holdings, Inc. (Gas)	427	23,489
Whitestone REIT (REIT)	244	3,587
Willbros Group, Inc.* (Oil & Gas Services)	427	1,068
Wilshire Bancorp, Inc. (Banks)	671	7,079
Winnebago Industries, Inc. (Home Builders)	244	5,053
Wintrust Financial Corp. (Banks)	366	17,839
WisdomTree Investments, Inc. (Diversified Financial Services)	915	17,422
Wolverine World Wide, Inc. (Apparel)	854	26,243
Woodward, Inc. (Electronics)	549	25,830
World Wrestling Entertainment, Inc. - Class A (Media)	366	4,912
Worthington Industries, Inc. (Iron/Steel)	427	11,542

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wright Medical Group, Inc.* (Healthcare - Products)	427	$10,833
Xcerra Corp.* (Semiconductors)	549	5,397
Xenoport, Inc.* (Pharmaceuticals)	732	4,341
XO Group, Inc.* (Internet)	305	4,959
Xoma Corp.* (Biotechnology)	976	2,928
Xoom Corp.* (Commercial Services)	305	5,389
XPO Logistics, Inc.* (Transportation)	427	20,710
YRC Worldwide, Inc.* (Transportation)	305	4,758
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	549	16,854
Zep, Inc. (Chemicals)	244	4,851
ZIOPHARM Oncology, Inc.* (Biotechnology)	732	6,449
Zix Corp.* (Internet)	1,037	4,418
Zoe’s Kitchen, Inc.* (Retail)	244	7,474
Zumiez, Inc.* (Retail)	1,098	34,818
TOTAL COMMON STOCKS (Cost $11,201,558)		13,069,864

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	4,947	—
Leap Wireless International, Inc.*+(b)^ (Telecommunications)	2,910	7,333
Trius Therapeutics, Inc.*+(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,333

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—

TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(59.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%,dated 4/30/15, due 5/1/15, total to be received $20,371,028	$20,371,000	$20,371,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,371,000)		20,371,000

TOTAL INVESTMENT SECURITIES (Cost $31,579,891) - 97.9%		33,448,197
Net other assets (liabilities) - 2.1%		707,939

NET ASSETS - 100.0%		$34,156,136

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2015, these securities represented 0.02% of the net assets of the Fund.
†	Number of shares is less than 0.50
*	Non-income producing security
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc. The Advisor has deemed this security to be illiquid.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $2,700,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	15	6/22/15	$1,825,500	$10,175

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	5/27/15	0.05%		$8,944,291	$(224,478)
Russell 2000 Index	UBS AG	5/27/15	0.00	%††	10,243,144	(282,155)
					$19,187,435	$(506,633)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
††	Amount is less than 0.005%.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Advertising	$23,339	0.1%
Aerospace/Defense	186,257	0.5%
Agriculture	33,533	0.1%
Airlines	63,816	0.2%
Apparel	92,808	0.3%
Auto Manufacturers	8,552	NM
Auto Parts & Equipment	168,782	0.5%
Banks	857,706	2.5%
Biotechnology	499,109	1.5%
Building Materials	171,382	0.5%
Chemicals	290,608	0.9%
Coal	18,269	0.1%
Commercial Services	673,252	2.0%
Computers	366,176	1.1%
Cosmetics/Personal Care	3,433	NM
Distribution/Wholesale	100,465	0.3%
Diversified Financial Services	330,792	1.0%
Electric	271,909	0.8%
Electrical Components & Equipment	148,843	0.4%
Electronics	245,321	0.7%
Energy-Alternate Sources	46,297	0.1%
Engineering & Construction	92,095	0.3%
Entertainment	123,352	0.4%
Environmental Control	42,144	0.1%
Food	206,410	0.6%
Forest Products & Paper	44,956	0.1%
Gas	150,034	0.4%
Hand/Machine Tools	15,440	NM
Healthcare - Products	541,615	1.6%
Healthcare - Services	223,016	0.7%
Holding Companies - Diversified	33,279	0.1%
Home Builders	77,384	0.2%
Home Furnishings	57,017	0.2%
Household Products/Wares	44,788	0.1%
Housewares	9,601	NM
Insurance	358,031	1.0%
Internet	259,335	0.8%
Internet Software & Services	3,709	NM
Investment Companies	8,442	NM
Iron/Steel	38,191	0.1%
Leisure Time	93,789	0.3%
Lodging	47,785	0.1%
Machinery-Diversified	81,422	0.2%
Marine	1,823	NM
Media	173,089	0.5%
Metal Fabricate/Hardware	87,859	0.3%
Mining	89,506	0.3%
Miscellaneous Manufacturing	208,327	0.6%
Multi-National	9,690	NM
Office Furnishings	69,990	0.2%
Oil & Gas	245,142	0.7%
Oil & Gas Services	146,435	0.4%
Packaging & Containers	80,788	0.2%
Pharmaceuticals	501,608	1.5%
Pipelines	37,852	0.1%
Real Estate	68,681	0.2%
REIT	1,161,077	3.4%
Retail	756,119	2.2%
Savings & Loans	204,348	0.6%
Semiconductors	502,585	1.5%
Software	734,354	2.1%
Storage/Warehousing	21,757	0.1%
Telecommunications	504,994	1.5%
Toys/Games/Hobbies	1,516	NM
Transportation	257,159	0.8%
Trucking & Leasing	31,376	0.1%
Water	28,638	0.1%
Other **	21,078,939	61.7%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Total	$34,156,136	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (28.9%)
Activision Blizzard, Inc. (Software)	4,818	$109,923
Adobe Systems, Inc.* (Software)	3,333	253,508
Akamai Technologies, Inc.* (Software)	1,188	87,651
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,353	228,968
Altera Corp. (Semiconductors)	2,013	83,902
Amazon.com, Inc.* (Internet)	3,102	1,308,362
American Airlines Group, Inc. (Airlines)	4,653	224,670
Amgen, Inc. (Biotechnology)	5,049	797,288
Analog Devices, Inc. (Semiconductors)	2,079	128,565
Apple Computer, Inc. (Computers)	38,874	4,865,080
Applied Materials, Inc. (Semiconductors)	8,184	161,961
Autodesk, Inc.* (Software)	1,518	86,268
Automatic Data Processing, Inc. (Commercial Services)	3,168	267,823
Avago Technologies, Ltd. (Semiconductors)	1,716	200,566
Baidu, Inc.*ADR (Internet)	1,848	370,117
Bed Bath & Beyond, Inc.* (Retail)	1,254	88,357
Biogen Idec, Inc.* (Biotechnology)	1,551	579,965
Broadcom Corp. - Class A (Semiconductors)	3,663	161,923
C.H. Robinson Worldwide, Inc. (Transportation)	990	63,746
CA, Inc. (Software)	2,970	94,357
Catamaran Corp.* (Pharmaceuticals)	1,386	82,259
Celgene Corp.* (Biotechnology)	5,346	577,689
Cerner Corp.* (Software)	2,277	163,511
Charter Communications, Inc.* - Class A (Media)	759	141,979
Check Point Software Technologies, Ltd.* (Software)	1,221	101,929
Cisco Systems, Inc. (Telecommunications)	34,056	981,834
Citrix Systems, Inc.* (Software)	1,056	70,921
Cognizant Technology Solutions Corp.* (Computers)	4,059	237,613
Comcast Corp. - Class A (Media)	14,223	821,521
Comcast Corp. - Class A (Media)	2,673	153,938
Costco Wholesale Corp. (Retail)	2,937	420,138
DIRECTV* - Class A (Media)	3,366	305,313
Discovery Communications, Inc.* - Class A (Media)	990	32,036
Discovery Communications, Inc.* - Class C (Media)	1,881	56,863
DISH Network Corp.* - Class A (Media)	1,485	100,475
Dollar Tree, Inc.* (Retail)	1,386	105,904
eBay, Inc.* (Internet)	8,085	471,032
Electronic Arts, Inc.* (Software)	2,079	120,769
Expeditors International of Washington, Inc. (Transportation)	1,287	58,983
Express Scripts Holding Co.* (Pharmaceuticals)	4,851	419,127
Facebook, Inc.* - Class A (Internet)	14,916	1,174,933
Fastenal Co. (Distribution/Wholesale)	1,980	84,388
Fiserv, Inc.* (Software)	1,584	122,918
Garmin, Ltd. (Electronics)	1,287	58,160
Gilead Sciences, Inc.* (Biotechnology)	9,933	998,366
Google, Inc.* - Class A (Internet)	1,914	1,050,347
Google, Inc.* - Class C (Internet)	2,277	1,223,660
Henry Schein, Inc.* (Healthcare - Products)	561	76,913
Illumina, Inc.* (Biotechnology)	957	176,327
Intel Corp. (Semiconductors)	31,614	1,029,037
Intuit, Inc. (Software)	1,848	185,410
Intuitive Surgical, Inc.* (Healthcare - Products)	231	114,571
Keurig Green Mountain, Inc. (Beverages)	1,089	126,727
KLA-Tencor Corp. (Semiconductors)	1,089	64,033
Kraft Foods Group, Inc. (Food)	3,927	332,813
Lam Research Corp. (Semiconductors)	1,056	79,812
Liberty Global PLC* (Media)	4,191	211,435
Liberty Global PLC* - Class A (Media)	1,683	87,752
Liberty Media Corp.* - Class C (Media)	1,518	57,608
Liberty Media Corp.* (Media)	693	26,597
Liberty Media Holding Corp.-Interactive Series A* (Internet)	2,970	85,417
Liberty Ventures* (Internet)	891	37,137
Linear Technology Corp. (Semiconductors)	1,584	73,070
Marriott International, Inc. - Class A (Lodging)	1,848	147,932
Mattel, Inc. (Toys/Games/Hobbies)	2,244	63,191
Micron Technology, Inc.* (Semiconductors)	7,194	202,367
Microsoft Corp. (Software)	54,747	2,662,893
Mondelez International, Inc. - Class A (Food)	10,989	421,648
Monster Beverage Corp.* (Beverages)	1,122	153,837
Mylan NV* (Pharmaceuticals)	3,267	236,073
NetApp, Inc. (Computers)	2,079	75,364
Netflix, Inc.* (Internet)	396	220,374
NVIDIA Corp. (Semiconductors)	3,630	80,568
NXP Semiconductors N.V.* (Semiconductors)	1,551	149,082
O’Reilly Automotive, Inc.* (Retail)	693	150,956
PACCAR, Inc. (Auto Manufacturers)	2,376	155,272
Paychex, Inc. (Software)	2,409	116,572
Priceline.com, Inc.* (Internet)	363	449,325
Qualcomm, Inc. (Semiconductors)	11,022	749,496
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	660	301,924
Ross Stores, Inc. (Retail)	1,386	137,048
SanDisk Corp. (Computers)	1,419	94,988
SBA Communications Corp.* - Class A (Telecommunications)	858	99,374
Seagate Technology PLC (Computers)	2,178	127,892
Sigma-Aldrich Corp. (Chemicals)	792	110,025
Sirius XM Holdings, Inc.* (Media)	37,224	147,035
Staples, Inc. (Retail)	4,257	69,474
Starbucks Corp. (Retail)	10,032	497,387
Stericycle, Inc.* (Environmental Control)	561	74,854
Symantec Corp. (Internet)	4,554	113,508

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tesla Motors, Inc.* (Auto Manufacturers)	825	$186,491
Texas Instruments, Inc. (Semiconductors)	6,996	379,253
Tractor Supply Co. (Retail)	924	79,519
TripAdvisor, Inc.* (Internet)	858	69,060
Twenty-First Century Fox, Inc. - Class A (Media)	8,844	301,403
Twenty-First Century Fox, Inc. - Class B (Media)	5,313	177,189
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,056	79,242
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,617	199,344
Viacom, Inc. - Class B (Media)	2,376	165,013
VimpelCom, Ltd.ADR (Telecommunications)	11,715	66,424
Vodafone Group PLCADR (Telecommunications)	2,871	101,059
Walgreens Boots Alliance, Inc. (Retail)	7,260	602,072
Western Digital Corp. (Computers)	1,551	151,595
Whole Foods Market, Inc. (Food)	2,409	115,054
Wynn Resorts, Ltd. (Lodging)	693	76,972
Xilinx, Inc. (Semiconductors)	1,749	75,837
Yahoo!, Inc.* (Internet)	6,237	265,478
TOTAL COMMON STOCKS (Cost $16,817,096)		33,963,729

	Principal Amount	Value
Repurchase Agreements(a)(b)(48.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $56,704,078	$56,704,000	$56,704,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,704,000)		56,704,000

TOTAL INVESTMENT SECURITIES (Cost $73,521,096) - 77.2%		90,667,729
Net other assets (liabilities) - 22.8%		26,818,760

NET ASSETS - 100.0%		$117,486,489

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $10,221,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	141	6/22/15	$12,434,085	$124,322

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	5/27/15	0.65%	$42,642,033	$(578,785)
NASDAQ-100 Index	UBS AG	5/27/15	0.50%	27,953,572	(504,433)
				$70,595,605	$(1,083,218)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

NASDAQ-100 ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Airlines	$224,670	0.2%
Auto Manufacturers	341,763	0.3%
Beverages	280,564	0.2%
Biotechnology	3,859,870	3.3%
Chemicals	110,025	0.1%
Commercial Services	347,065	0.3%
Computers	5,552,533	4.7%
Distribution/Wholesale	84,388	0.1%
Electronics	58,160	NM
Environmental Control	74,854	0.1%
Food	869,515	0.7%
Healthcare - Products	191,484	0.2%
Internet	6,838,750	5.7%
Lodging	224,904	0.2%
Media	2,786,157	2.4%
Pharmaceuticals	737,459	0.6%
Retail	2,150,855	1.8%
Semiconductors	3,619,472	3.1%
Software	4,176,630	3.6%
Telecommunications	1,248,691	1.1%
Toys/Games/Hobbies	63,191	0.1%
Transportation	122,729	0.1%
Other **	83,522,760	71.1%
Total	$117,486,489	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (99.3%)
3M Co. (Miscellaneous Manufacturing)	348	$54,423
Abbott Laboratories (Pharmaceuticals)	1,566	72,694
Accenture PLC - Class A (Computers)	464	42,990
ACE, Ltd. (Insurance)	580	62,054
Adobe Systems, Inc.* (Software)	232	17,646
Aetna, Inc. (Healthcare - Services)	348	37,191
Affiliated Managers Group, Inc.* (Diversified Financial Services)	58	13,116
AFLAC, Inc. (Insurance)	754	47,532
Agilent Technologies, Inc. (Electronics)	580	23,995
AGL Resources, Inc. (Gas)	116	5,831
Air Products & Chemicals, Inc. (Chemicals)	116	16,638
Airgas, Inc. (Chemicals)	58	5,874
Alcoa, Inc. (Mining)	2,146	28,799
Allegheny Technologies, Inc. (Iron/Steel)	174	5,914
Allegion PLC (Electronics)	58	3,547
Allstate Corp. (Insurance)	406	28,282
Altera Corp. (Semiconductors)	232	9,670
Ameren Corp. (Electric)	406	16,622
American Airlines Group, Inc. (Airlines)	348	16,803
American Electric Power, Inc. (Electric)	870	49,476
American Express Co. (Diversified Financial Services)	638	49,413
American International Group, Inc. (Insurance)	2,378	133,858
Ametek, Inc. (Electrical Components & Equipment)	174	9,121
Anadarko Petroleum Corp. (Oil & Gas)	406	38,205
Analog Devices, Inc. (Semiconductors)	290	17,933
Anthem, Inc. (Healthcare - Services)	464	70,032
Aon PLC (Insurance)	232	22,325
Apache Corp. (Oil & Gas)	638	43,639
Applied Materials, Inc. (Semiconductors)	754	14,922
Archer-Daniels-Midland Co. (Agriculture)	1,102	53,866
Assurant, Inc. (Insurance)	116	7,129
AT&T, Inc. (Telecommunications)	9,048	313,423
AutoNation, Inc.* (Retail)	58	3,570
Avery Dennison Corp. (Household Products/Wares)	174	9,673
Baker Hughes, Inc. (Oil & Gas Services)	754	51,619
Ball Corp. (Packaging & Containers)	58	4,258
Bank of America Corp. (Banks)	18,386	292,889
Bank of New York Mellon Corp. (Banks)	1,972	83,494
Baxter International, Inc. (Healthcare - Products)	406	27,909
BB&T Corp. (Banks)	1,276	48,858
Bed Bath & Beyond, Inc.* (Retail)	174	12,260
Berkshire Hathaway, Inc.* - Class B (Insurance)	3,190	450,461
Best Buy Co., Inc. (Retail)	522	18,087
BlackRock, Inc. (Diversified Financial Services)	58	21,109
Boeing Co. (Aerospace/Defense)	580	83,137
BorgWarner, Inc. (Auto Parts & Equipment)	406	24,035
Boston Scientific Corp.* (Healthcare - Products)	1,276	22,738
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,392	88,712
CA, Inc. (Software)	580	18,427
Cablevision Systems Corp. NY - Class A (Media)	406	8,112
Cameron International Corp.* (Oil & Gas Services)	174	9,539
Campbell Soup Co. (Food)	116	5,186
Capital One Financial Corp. (Banks)	986	79,718
Cardinal Health, Inc. (Pharmaceuticals)	580	48,917
CarMax, Inc.* (Retail)	174	11,851
Carnival Corp. - Class A (Leisure Time)	812	35,703
Caterpillar, Inc. (Machinery - Construction & Mining)	1,044	90,703
CBS Corp. - Class B (Media)	406	25,225
CenterPoint Energy, Inc. (Gas)	754	15,811
CenturyLink, Inc. (Telecommunications)	986	35,457
CF Industries Holdings, Inc. (Chemicals)	58	16,673
Chesapeake Energy Corp. (Oil & Gas)	928	14,635
Chevron Corp. (Oil & Gas)	3,306	367,164
CIGNA Corp. (Healthcare - Services)	232	28,916
Cimarex Energy Co. (Oil & Gas)	58	7,215
Cincinnati Financial Corp. (Insurance)	232	11,748
Cisco Systems, Inc. (Telecommunications)	3,190	91,968
Citigroup, Inc. (Banks)	5,278	281,423
Clorox Co. (Household Products/Wares)	116	12,308
CME Group, Inc. (Diversified Financial Services)	580	52,728
CMS Energy Corp. (Electric)	464	15,744
Coach, Inc. (Retail)	464	17,729
Coca-Cola Co. (Beverages)	3,016	122,329
Coca-Cola Enterprises, Inc. (Beverages)	174	7,727
Colgate-Palmolive Co. (Cosmetics/Personal Care)	638	42,925
Comcast Corp. - Class A (Media)	1,450	83,752
Comerica, Inc. (Banks)	290	13,749
Computer Sciences Corp. (Computers)	232	14,952
ConAgra Foods, Inc. (Food)	464	16,774
ConocoPhillips (Oil & Gas)	2,146	145,756
CONSOL Energy, Inc. (Coal)	406	13,187
Consolidated Edison, Inc. (Electric)	522	32,129
Corning, Inc. (Electronics)	1,276	26,707
Costco Wholesale Corp. (Retail)	754	107,860
Cummins, Inc. (Machinery-Diversified)	290	40,095
Danaher Corp. (Miscellaneous Manufacturing)	464	37,992
Darden Restaurants, Inc. (Retail)	232	14,795
Deere & Co. (Machinery-Diversified)	580	52,501
Delphi Automotive PLC (Auto Parts & Equipment)	522	43,326
DENTSPLY International, Inc. (Healthcare - Products)	116	5,916
Devon Energy Corp. (Oil & Gas)	696	47,474
Diamond Offshore Drilling, Inc. (Oil & Gas)	116	3,883
Discover Financial Services (Diversified Financial Services)	232	13,449
Dollar General Corp. (Retail)	174	12,652

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dominion Resources, Inc. (Electric)	522	$37,417
Dover Corp. (Miscellaneous Manufacturing)	290	21,959
DTE Energy Co. (Electric)	290	23,093
Duke Energy Corp. (Electric)	1,218	94,479
E*TRADE Financial Corp.* (Diversified Financial Services)	290	8,349
E.I. du Pont de Nemours & Co. (Chemicals)	812	59,438
Eastman Chemical Co. (Chemicals)	232	17,683
Eaton Corp. (Miscellaneous Manufacturing)	812	55,809
Edison International (Electric)	348	21,207
Eli Lilly & Co. (Pharmaceuticals)	638	45,853
EMC Corp. (Computers)	986	26,533
Emerson Electric Co. (Electrical Components & Equipment)	1,218	71,655
Endo International PLC* (Pharmaceuticals)	116	9,752
Ensco PLCADR - Class A (Oil & Gas)	406	11,076
Entergy Corp. (Electric)	290	22,382
EQT Corp. (Oil & Gas)	116	10,433
Equifax, Inc. (Commercial Services)	58	5,622
Eversource Energy (Electric)	580	28,281
Exelon Corp. (Electric)	1,508	51,301
Expeditors International of Washington, Inc. (Transportation)	174	7,974
Express Scripts Holding Co.* (Pharmaceuticals)	696	60,134
Exxon Mobil Corp. (Oil & Gas)	7,308	638,499
Family Dollar Stores, Inc. (Retail)	116	9,064
Fastenal Co. (Distribution/Wholesale)	174	7,416
FedEx Corp. (Transportation)	232	39,340
Fidelity National Information Services, Inc. (Software)	174	10,873
Fifth Third Bancorp (Banks)	1,450	29,000
First Horizon National Corp. (Banks)	1	12
First Solar, Inc.* (Energy-Alternate Sources)	116	6,922
FirstEnergy Corp. (Electric)	754	27,076
FLIR Systems, Inc. (Electronics)	116	3,583
Flowserve Corp. (Machinery-Diversified)	232	13,579
Fluor Corp. (Engineering & Construction)	232	13,952
FMC Corp. (Chemicals)	232	13,760
FMC Technologies, Inc.* (Oil & Gas Services)	116	5,116
Ford Motor Co. (Auto Manufacturers)	6,902	109,052
Franklin Resources, Inc. (Diversified Financial Services)	348	17,943
Freeport-McMoRan Copper & Gold, Inc. (Mining)	1,798	41,840
Frontier Communications Corp. (Telecommunications)	986	6,764
GameStop Corp. - Class A (Retail)	174	6,706
Gannett Co., Inc. (Media)	406	13,934
Garmin, Ltd. (Electronics)	116	5,242
General Dynamics Corp. (Aerospace/Defense)	174	23,894
General Electric Co. (Miscellaneous Manufacturing)	17,574	475,903
General Mills, Inc. (Food)	522	28,887
General Motors Co. (Auto Manufacturers)	2,378	83,373
Genuine Parts Co. (Distribution/Wholesale)	116	10,423
Genworth Financial, Inc.* - Class A (Insurance)	870	7,647
H & R Block, Inc. (Commercial Services)	174	5,262
Halliburton Co. (Oil & Gas Services)	1,508	73,817
Harley-Davidson, Inc. (Leisure Time)	174	9,781
Harris Corp. (Telecommunications)	174	13,962
Hartford Financial Services Group, Inc. (Insurance)	754	30,741
Hasbro, Inc. (Toys/Games/Hobbies)	116	8,212
HCA Holdings, Inc.* (Healthcare - Services)	116	8,585
HCP, Inc. (REIT)	348	14,020
Helmerich & Payne, Inc. (Oil & Gas)	174	13,567
Henry Schein, Inc.* (Healthcare - Products)	58	7,952
Hess Corp. (Oil & Gas)	406	31,221
Hewlett-Packard Co. (Computers)	3,190	105,174
Honeywell International, Inc. (Electronics)	696	70,240
Hormel Foods Corp. (Food)	116	6,305
Hudson City Bancorp, Inc. (Savings & Loans)	870	8,091
Humana, Inc. (Healthcare - Services)	290	48,024
Huntington Bancshares, Inc. (Banks)	1,392	15,117
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	290	27,138
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	464	30,550
Integrys Energy Group, Inc. (Electric)	58	4,240
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	58	13,023
International Business Machines Corp. (Computers)	1,624	278,174
International Flavors & Fragrances, Inc. (Chemicals)	58	6,656
International Paper Co. (Forest Products & Paper)	754	40,505
Invesco, Ltd. (Diversified Financial Services)	348	14,414
J.P. Morgan Chase & Co. (Banks)	6,496	410,938
Jacobs Engineering Group, Inc.* (Engineering & Construction)	232	9,944
Johnson & Johnson (Pharmaceuticals)	2,030	201,376
Johnson Controls, Inc. (Auto Parts & Equipment)	1,160	58,441
Joy Global, Inc. (Machinery - Construction & Mining)	174	7,419
Juniper Networks, Inc. (Telecommunications)	638	16,862
Kansas City Southern Industries, Inc. (Transportation)	116	11,889
Kellogg Co. (Food)	232	14,693
KeyCorp (Banks)	1,508	21,791
Kimberly-Clark Corp. (Household Products/Wares)	290	31,810
KLA-Tencor Corp. (Semiconductors)	174	10,231
Kohls Corp. (Retail)	348	24,934

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kraft Foods Group, Inc. (Food)	522	$44,240
Kroger Co. (Food)	464	31,974
L Brands, Inc. (Retail)	116	10,366
L-3 Communications Holdings, Inc. (Aerospace/Defense)	116	13,330
Laboratory Corp. of America Holdings* (Healthcare - Services)	174	20,803
Leucadia National Corp. (Holding Companies - Diversified)	580	13,787
Lincoln National Corp. (Insurance)	464	26,211
Linear Technology Corp. (Semiconductors)	174	8,027
Lockheed Martin Corp. (Aerospace/Defense)	174	32,468
Loews Corp. (Insurance)	522	21,736
LyondellBasell Industries N.V. - Class A (Chemicals)	696	72,050
M&T Bank Corp. (Banks)	232	27,763
Macy’s, Inc. (Retail)	348	22,491
Marathon Oil Corp. (Oil & Gas)	1,160	36,076
Marathon Petroleum Corp. (Oil & Gas)	464	45,736
Marriott International, Inc. - Class A (Lodging)	1	52
Marsh & McLennan Cos., Inc. (Insurance)	348	19,544
Masco Corp. (Building Materials)	348	9,219
Mattel, Inc. (Toys/Games/Hobbies)	580	16,332
McCormick & Co., Inc. (Food)	116	8,735
McDonald’s Corp. (Retail)	812	78,399
McGraw Hill Financial, Inc. (Commercial Services)	174	18,148
McKesson Corp. (Pharmaceuticals)	232	51,829
MeadWestvaco Corp. (Packaging & Containers)	290	14,151
Merck & Co., Inc. (Pharmaceuticals)	2,146	127,816
MetLife, Inc. (Insurance)	1,972	101,144
Microchip Technology, Inc. (Semiconductors)	116	5,528
Mohawk Industries, Inc.* (Textiles)	58	10,063
Mondelez International, Inc. - Class A (Food)	2,900	111,273
Monsanto Co. (Chemicals)	290	33,048
Morgan Stanley Dean Witter & Co. (Banks)	2,668	99,543
Motorola Solutions, Inc. (Telecommunications)	174	10,397
Murphy Oil Corp. (Oil & Gas)	290	13,807
NASDAQ Stock Market, Inc. (Diversified Financial Services)	232	11,282
National Oilwell Varco, Inc. (Oil & Gas Services)	696	37,869
NetApp, Inc. (Computers)	290	10,513
Newell Rubbermaid, Inc. (Housewares)	174	6,635
Newfield Exploration Co.* (Oil & Gas)	290	11,380
Newmont Mining Corp. (Mining)	870	23,046
News Corp.* - Class A (Media)	870	13,729
NextEra Energy, Inc. (Electric)	406	40,978
NiSource, Inc. (Gas)	290	12,592
Noble Corp. (Oil & Gas)	406	7,028
Noble Energy, Inc. (Oil & Gas)	696	35,301
Norfolk Southern Corp. (Transportation)	174	17,548
Northern Trust Corp. (Banks)	174	12,728
Northrop Grumman Corp. (Aerospace/Defense)	174	26,803
NRG Energy, Inc. (Electric)	580	14,639
Nucor Corp. (Iron/Steel)	580	28,339
Occidental Petroleum Corp. (Oil & Gas)	1,334	106,853
Omnicom Group, Inc. (Advertising)	232	17,577
ONEOK, Inc. (Pipelines)	348	16,739
Oracle Corp. (Software)	1,914	83,489
Owens-Illinois, Inc.* (Packaging & Containers)	290	6,934
PACCAR, Inc. (Auto Manufacturers)	290	18,952
Pall Corp. (Miscellaneous Manufacturing)	58	5,645
Parker Hannifin Corp. (Miscellaneous Manufacturing)	232	27,692
Patterson Cos., Inc. (Healthcare - Products)	58	2,723
Paychex, Inc. (Software)	232	11,226
Pentair PLC (Miscellaneous Manufacturing)	348	21,628
People’s United Financial, Inc. (Savings & Loans)	522	7,887
Pepco Holdings, Inc. (Electric)	464	12,055
PepsiCo, Inc. (Beverages)	1,044	99,305
PerkinElmer, Inc. (Electronics)	58	2,973
Perrigo Co. PLC (Pharmaceuticals)	116	21,260
Pfizer, Inc. (Pharmaceuticals)	10,730	364,070
PG&E Corp. (Electric)	812	42,971
Philip Morris International, Inc. (Agriculture)	1,218	101,666
Phillips 66 (Oil & Gas)	928	73,600
Pinnacle West Capital Corp. (Electric)	174	10,649
Pioneer Natural Resources Co. (Oil & Gas)	58	10,021
Pitney Bowes, Inc. (Office/Business Equipment)	348	7,785
Plum Creek Timber Co., Inc. (REIT)	174	7,343
PNC Financial Services Group (Banks)	928	85,125
PPG Industries, Inc. (Chemicals)	58	12,850
PPL Corp. (Electric)	1,160	39,475
Praxair, Inc. (Chemicals)	232	28,288
Precision Castparts Corp. (Metal Fabricate/Hardware)	116	23,976
Principal Financial Group, Inc. (Insurance)	464	23,720
Procter & Gamble Co. (Cosmetics/Personal Care)	2,436	193,686
Progressive Corp. (Insurance)	928	24,740
Prologis, Inc. (REIT)	870	34,974
Prudential Financial, Inc. (Insurance)	812	66,259
Public Service Enterprise Group, Inc. (Electric)	870	36,140
PulteGroup, Inc. (Home Builders)	290	5,597
PVH Corp. (Retail)	116	11,989
QEP Resources, Inc. (Oil & Gas)	290	6,525
Quanta Services, Inc.* (Commercial Services)	174	5,030
Quest Diagnostics, Inc. (Healthcare - Services)	232	16,569
Ralph Lauren Corp. (Apparel)	58	7,738

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Raytheon Co. (Aerospace/Defense)	522	$54,288
Regions Financial Corp. (Banks)	1,276	12,543
Republic Services, Inc. (Environmental Control)	464	18,853
Rockwell Automation, Inc. (Machinery-Diversified)	116	13,758
Rockwell Collins, Inc. (Aerospace/Defense)	58	5,645
Roper Industries, Inc. (Machinery-Diversified)	58	9,754
Royal Caribbean Cruises, Ltd. (Leisure Time)	116	7,895
Ryder System, Inc. (Transportation)	116	11,062
Salesforce.com, Inc.* (Software)	348	25,341
SCANA Corp. (Electric)	232	12,291
Schlumberger, Ltd. (Oil & Gas Services)	1,160	109,747
Sealed Air Corp. (Packaging & Containers)	116	5,290
Sempra Energy (Gas)	174	18,474
SL Green Realty Corp. (REIT)	58	7,097
Snap-on, Inc. (Hand/Machine Tools)	58	8,674
Southern Co. (Electric)	1,566	69,373
Southwestern Energy Co.* (Oil & Gas)	696	19,509
Spectra Energy Corp. (Pipelines)	580	21,605
St. Jude Medical, Inc. (Healthcare - Products)	174	12,189
Stanley Black & Decker, Inc. (Hand/Machine Tools)	290	28,623
Staples, Inc. (Retail)	1,102	17,985
Starbucks Corp. (Retail)	812	40,259
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	116	9,970
State Street Corp. (Banks)	696	53,676
SunTrust Banks, Inc. (Banks)	928	38,512
Symantec Corp. (Internet)	522	13,011
Sysco Corp. (Food)	1,044	38,659
T. Rowe Price Group, Inc. (Diversified Financial Services)	174	14,125
Target Corp. (Retail)	1,102	86,870
TE Connectivity, Ltd. (Electronics)	406	27,019
TECO Energy, Inc. (Electric)	406	7,694
Tenet Healthcare Corp.* (Healthcare - Services)	58	2,776
Teradata Corp.* (Computers)	116	5,103
Tesoro Petroleum Corp. (Oil & Gas)	232	19,913
Texas Instruments, Inc. (Semiconductors)	638	34,585
Textron, Inc. (Miscellaneous Manufacturing)	290	12,754
The ADT Corp. (Commercial Services)	290	10,904
The AES Corp. (Electric)	1,102	14,602
The Charles Schwab Corp. (Diversified Financial Services)	696	21,228
The Chubb Corp. (Insurance)	406	39,930
The Dow Chemical Co. (Chemicals)	1,914	97,615
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	174	14,144
The Gap, Inc. (Retail)	232	9,196
The Goldman Sachs Group, Inc. (Banks)	696	136,708
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	464	13,161
The Hershey Co. (Food)	116	10,663
The Interpublic Group of Cos., Inc. (Advertising)	348	7,252
The JM Smucker Co. - Class A (Food)	174	20,170
The Mosaic Co. (Chemicals)	522	22,968
The Travelers Cos., Inc. (Insurance)	580	58,644
Tiffany & Co. (Retail)	58	5,074
Time Warner Cable, Inc. (Media)	174	27,060
TJX Cos., Inc. (Retail)	406	26,203
Torchmark Corp. (Insurance)	232	13,018
Total System Services, Inc. (Commercial Services)	116	4,589
Transocean, Ltd. (Oil & Gas)	580	10,916
Twenty-First Century Fox, Inc. - Class A (Media)	1,392	47,439
Tyco International PLC (Electronics)	348	13,704
Tyson Foods, Inc. - Class A (Food)	522	20,619
U.S. Bancorp (Banks)	1,624	69,621
United Parcel Service, Inc. - Class B (Transportation)	522	52,477
United Technologies Corp. (Aerospace/Defense)	1,450	164,937
UnitedHealth Group, Inc. (Healthcare - Services)	870	96,919
Universal Health Services, Inc. - Class B (Healthcare - Services)	58	6,783
UnumProvident Corp. (Insurance)	464	15,850
Urban Outfitters, Inc.* (Retail)	174	6,967
Valero Energy Corp. (Oil & Gas)	928	52,803
Varian Medical Systems, Inc.* (Healthcare - Products)	58	5,153
Verizon Communications, Inc. (Telecommunications)	7,250	365,689
Vertex Pharmaceuticals, Inc.* (Biotechnology)	116	14,300
Viacom, Inc. - Class B (Media)	290	20,141
Vornado Realty Trust (REIT)	116	12,005
Vulcan Materials Co. (Building Materials)	116	9,920
W.W. Grainger, Inc. (Distribution/Wholesale)	58	14,409
Walgreens Boots Alliance, Inc. (Retail)	1,508	125,057
Wal-Mart Stores, Inc. (Retail)	2,784	217,291
Waste Management, Inc. (Environmental Control)	348	17,236
Waters Corp.* (Electronics)	58	7,261
Wells Fargo & Co. (Banks)	4,930	271,643
Western Union Co. (Commercial Services)	406	8,234
Weyerhaeuser Co. (REIT)	290	9,138
Whirlpool Corp. (Home Furnishings)	116	20,370
Whole Foods Market, Inc. (Food)	638	30,471
Wisconsin Energy Corp. (Electric)	174	8,547
Xcel Energy, Inc. (Electric)	870	29,502
Xerox Corp. (Office/Business Equipment)	1,856	21,344
Xilinx, Inc. (Semiconductors)	232	10,060
XL Group PLC (Insurance)	464	17,205

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Xylem, Inc. (Machinery-Diversified)	290	$10,736
YUM! Brands, Inc. (Retail)	348	29,914
Zimmer Holdings, Inc. (Healthcare - Products)	116	12,741
Zions Bancorp (Banks)	348	9,861
TOTAL COMMON STOCKS (Cost $10,730,574)		15,299,465

TOTAL INVESTMENT SECURITIES (Cost $10,730,574) - 99.3%		15,299,465
Net other assets (liabilities) - 0.7%		111,097

NET ASSETS - 100.0%		$15,410,562

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Advertising	$24,829	0.2%
Aerospace/Defense	404,502	2.6%
Agriculture	155,532	1.0%
Airlines	16,803	0.1%
Apparel	7,738	0.1%
Auto Manufacturers	211,376	1.4%
Auto Parts & Equipment	138,963	0.9%
Banks	2,094,712	13.7%
Beverages	229,362	1.5%
Biotechnology	14,300	0.1%
Building Materials	19,139	0.1%
Chemicals	403,541	2.6%
Coal	13,187	0.1%
Commercial Services	57,789	0.4%
Computers	483,440	3.1%
Cosmetics/Personal Care	250,755	1.6%
Distribution/Wholesale	32,247	0.2%
Diversified Financial Services	250,178	1.6%
Electric	762,364	4.9%
Electrical Components & Equipment	80,776	0.5%
Electronics	184,271	1.2%
Energy-Alternate Sources	6,922	NM
Engineering & Construction	23,896	0.2%
Environmental Control	36,089	0.2%
Food	388,648	2.5%
Forest Products & Paper	40,505	0.3%
Gas	52,708	0.3%
Hand/Machine Tools	37,297	0.2%
Healthcare - Products	97,321	0.6%
Healthcare - Services	336,598	2.2%
Holding Companies - Diversified	13,787	0.1%
Home Builders	5,597	NM
Home Furnishings	20,370	0.1%
Household Products/Wares	53,790	0.3%
Housewares	6,635	NM
Insurance	1,229,778	8.1%
Internet	13,011	0.1%
Iron/Steel	34,253	0.2%
Leisure Time	53,379	0.3%
Lodging	10,022	0.1%
Machinery - Construction & Mining	98,122	0.6%
Machinery-Diversified	140,423	0.9%
Media	239,392	1.6%
Metal Fabricate/Hardware	23,976	0.2%
Mining	93,685	0.6%
Miscellaneous Manufacturing	771,494	5.0%
Office/Business Equipment	29,129	0.2%
Oil & Gas	1,822,235	11.9%
Oil & Gas Services	287,707	1.9%
Packaging & Containers	30,633	0.2%
Pharmaceuticals	1,092,412	7.2%
Pipelines	38,344	0.2%
REIT	84,577	0.5%
Retail	927,571	6.0%
Savings & Loans	15,978	0.1%
Semiconductors	110,956	0.7%
Software	167,002	1.1%
Telecommunications	854,522	5.5%
Textiles	10,063	0.1%
Toys/Games/Hobbies	24,544	0.2%
Transportation	140,290	0.9%
Other **	111,097	0.7%
Total	$15,410,562	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (98.8%)
3M Co. (Miscellaneous Manufacturing)	507	$79,289
Abbott Laboratories (Pharmaceuticals)	741	34,397
AbbVie, Inc. (Pharmaceuticals)	1,950	126,086
Accenture PLC - Class A (Computers)	429	39,747
Actavis PLC* (Pharmaceuticals)	468	132,378
Adobe Systems, Inc.* (Software)	390	29,663
Aetna, Inc. (Healthcare - Services)	195	20,840
Affiliated Managers Group, Inc.* (Diversified Financial Services)	39	8,819
AGL Resources, Inc. (Gas)	78	3,921
Air Products & Chemicals, Inc. (Chemicals)	156	22,375
Airgas, Inc. (Chemicals)	39	3,950
Akamai Technologies, Inc.* (Software)	234	17,265
Alexion Pharmaceuticals, Inc.* (Biotechnology)	234	39,600
Allegion PLC (Electronics)	78	4,770
Alliance Data Systems Corp.* (Advertising)	78	23,190
Allstate Corp. (Insurance)	195	13,584
Altera Corp. (Semiconductors)	195	8,128
Altria Group, Inc. (Agriculture)	2,418	121,021
Amazon.com, Inc.* (Internet)	468	197,393
American Airlines Group, Inc. (Airlines)	624	30,130
American Express Co. (Diversified Financial Services)	624	48,329
American Tower Corp. (REIT)	507	47,927
Ameriprise Financial, Inc. (Diversified Financial Services)	234	29,316
AmerisourceBergen Corp. (Pharmaceuticals)	273	31,204
Ametek, Inc. (Electrical Components & Equipment)	195	10,222
Amgen, Inc. (Biotechnology)	936	147,803
Amphenol Corp. - Class A (Electronics)	390	21,594
Anadarko Petroleum Corp. (Oil & Gas)	312	29,359
Analog Devices, Inc. (Semiconductors)	195	12,059
Aon PLC (Insurance)	195	18,765
Apartment Investment & Management Co. - Class A (REIT)	195	7,357
Apple Computer, Inc. (Computers)	7,176	898,077
Applied Materials, Inc. (Semiconductors)	975	19,295
Autodesk, Inc.* (Software)	273	15,515
Automatic Data Processing, Inc. (Commercial Services)	585	49,456
AutoNation, Inc.* (Retail)	39	2,400
AutoZone, Inc.* (Retail)	39	26,234
Avago Technologies, Ltd. (Semiconductors)	312	36,467
AvalonBay Communities, Inc. (REIT)	156	25,637
Ball Corp. (Packaging & Containers)	117	8,589
Bard (C.R.), Inc. (Healthcare - Products)	78	12,993
Baxter International, Inc. (Healthcare - Products)	390	26,809
Becton, Dickinson & Co. (Healthcare - Products)	273	38,458
Bed Bath & Beyond, Inc.* (Retail)	117	8,244
Biogen Idec, Inc.* (Biotechnology)	273	102,083
BlackRock, Inc. (Diversified Financial Services)	117	42,581
Boeing Co. (Aerospace/Defense)	390	55,903
Boston Properties, Inc. (REIT)	195	25,800
Boston Scientific Corp.* (Healthcare - Products)	741	13,205
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,092	69,593
Broadcom Corp. - Class A (Semiconductors)	663	29,308
Brown-Forman Corp. - Class B (Beverages)	195	17,595
C.H. Robinson Worldwide, Inc. (Transportation)	195	12,556
Cabot Oil & Gas Corp. (Oil & Gas)	507	17,147
Cameron International Corp.* (Oil & Gas Services)	117	6,414
Campbell Soup Co. (Food)	117	5,231
CarMax, Inc.* (Retail)	117	7,969
CBRE Group, Inc.* - Class A (Real Estate)	351	13,457
CBS Corp. - Class B (Media)	273	16,961
Celgene Corp.* (Biotechnology)	975	105,359
Cerner Corp.* (Software)	390	28,006
CF Industries Holdings, Inc. (Chemicals)	39	11,211
Chipotle Mexican Grill, Inc.* (Retail)	39	24,232
CIGNA Corp. (Healthcare - Services)	156	19,444
Cimarex Energy Co. (Oil & Gas)	39	4,852
Cintas Corp. (Commercial Services)	117	9,354
Cisco Systems, Inc. (Telecommunications)	4,017	115,810
Citrix Systems, Inc.* (Software)	195	13,096
Clorox Co. (Household Products/Wares)	78	8,276
Coca-Cola Co. (Beverages)	2,730	110,730
Coca-Cola Enterprises, Inc. (Beverages)	156	6,928
Cognizant Technology Solutions Corp.* (Computers)	741	43,378
Colgate-Palmolive Co. (Cosmetics/Personal Care)	624	41,983
Comcast Corp. - Class A (Media)	2,106	121,643
ConAgra Foods, Inc. (Food)	195	7,049
Constellation Brands, Inc.* (Beverages)	195	22,608
Corning, Inc. (Electronics)	663	13,877
Crown Castle International Corp. (REIT)	429	35,834
CSX Corp. (Transportation)	1,209	43,633
CVS Caremark Corp. (Retail)	1,404	139,403
D.R. Horton, Inc. (Home Builders)	429	10,897
Danaher Corp. (Miscellaneous Manufacturing)	429	35,127
DaVita, Inc.* (Healthcare - Services)	195	15,815
Delta Air Lines, Inc. (Airlines)	1,014	45,265
DENTSPLY International, Inc. (Healthcare - Products)	117	5,967
DIRECTV* - Class A (Media)	624	56,600
Discover Financial Services (Diversified Financial Services)	390	22,608
Discovery Communications, Inc.* - Class C (Media)	351	10,611
Discovery Communications, Inc.* - Class A (Media)	195	6,310

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dollar General Corp. (Retail)	234	$17,014
Dollar Tree, Inc.* (Retail)	234	17,880
Dominion Resources, Inc. (Electric)	351	25,160
Dr. Pepper Snapple Group, Inc. (Beverages)	234	17,452
Dun & Bradstreet Corp. (Software)	39	4,979
E*TRADE Financial Corp.* (Diversified Financial Services)	156	4,491
E.I. du Pont de Nemours & Co. (Chemicals)	546	39,967
eBay, Inc.* (Internet)	1,365	79,525
Ecolab, Inc. (Chemicals)	351	39,305
Edison International (Electric)	195	11,883
Edwards Lifesciences Corp.* (Healthcare - Products)	117	14,818
Electronic Arts, Inc.* (Software)	390	22,655
Eli Lilly & Co. (Pharmaceuticals)	741	53,256
EMC Corp. (Computers)	1,755	47,227
Endo International PLC* (Pharmaceuticals)	117	9,836
EOG Resources, Inc. (Oil & Gas)	663	65,604
EQT Corp. (Oil & Gas)	117	10,523
Equifax, Inc. (Commercial Services)	117	11,341
Equinix, Inc. (Internet)	78	19,963
Equity Residential (REIT)	429	31,686
Essex Property Trust, Inc. (REIT)	78	17,312
Expedia, Inc. (Internet)	117	11,025
Expeditors International of Washington, Inc. (Transportation)	117	5,362
Express Scripts Holding Co.* (Pharmaceuticals)	429	37,066
F5 Networks, Inc.* (Internet)	78	9,518
Facebook, Inc.* - Class A (Internet)	2,574	202,753
Family Dollar Stores, Inc. (Retail)	39	3,047
Fastenal Co. (Distribution/Wholesale)	195	8,311
FedEx Corp. (Transportation)	195	33,066
Fidelity National Information Services, Inc. (Software)	234	14,623
First Horizon National Corp. (Banks)	1	11
Fiserv, Inc.* (Software)	312	24,211
FLIR Systems, Inc. (Electronics)	78	2,409
FMC Technologies, Inc.* (Oil & Gas Services)	195	8,600
Fossil Group, Inc.* (Distribution/Wholesale)	39	3,275
Franklin Resources, Inc. (Diversified Financial Services)	234	12,065
Frontier Communications Corp. (Telecommunications)	546	3,746
Garmin, Ltd. (Electronics)	78	3,525
General Dynamics Corp. (Aerospace/Defense)	273	37,488
General Growth Properties, Inc. (REIT)	780	21,372
General Mills, Inc. (Food)	390	21,583
Genuine Parts Co. (Distribution/Wholesale)	117	10,513
Gilead Sciences, Inc.* (Biotechnology)	1,833	184,234
Google, Inc.* - Class A (Internet)	351	192,617
Google, Inc.* - Class C (Internet)	352	189,137
H & R Block, Inc. (Commercial Services)	234	7,076
Hanesbrands, Inc. (Apparel)	507	15,758
Harley-Davidson, Inc. (Leisure Time)	156	8,769
Harman International Industries, Inc. (Home Furnishings)	78	10,170
Hasbro, Inc. (Toys/Games/Hobbies)	78	5,522
HCA Holdings, Inc.* (Healthcare - Services)	273	20,205
HCP, Inc. (REIT)	312	12,570
Health Care REIT, Inc. (REIT)	429	30,897
Henry Schein, Inc.* (Healthcare - Products)	78	10,694
Honeywell International, Inc. (Electronics)	507	51,166
Hormel Foods Corp. (Food)	78	4,239
Hospira, Inc.* (Pharmaceuticals)	195	17,022
Host Hotels & Resorts, Inc. (REIT)	936	18,851
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	234	21,898
Integrys Energy Group, Inc. (Electric)	39	2,851
Intel Corp. (Semiconductors)	5,850	190,417
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	78	17,514
International Flavors & Fragrances, Inc. (Chemicals)	39	4,475
Intuit, Inc. (Software)	351	35,216
Intuitive Surgical, Inc.* (Healthcare - Products)	39	19,343
Invesco, Ltd. (Diversified Financial Services)	312	12,923
Iron Mountain, Inc. (REIT)	234	8,071
Johnson & Johnson (Pharmaceuticals)	1,989	197,308
Kansas City Southern Industries, Inc. (Transportation)	78	7,994
Kellogg Co. (Food)	156	9,879
Keurig Green Mountain, Inc. (Beverages)	156	18,154
Kimberly-Clark Corp. (Household Products/Wares)	234	25,667
Kimco Realty Corp. (REIT)	507	12,219
Kinder Morgan, Inc. (Pipelines)	2,106	90,453
KLA-Tencor Corp. (Semiconductors)	78	4,586
Kraft Foods Group, Inc. (Food)	351	29,748
Kroger Co. (Food)	273	18,812
L Brands, Inc. (Retail)	195	17,425
Lam Research Corp. (Semiconductors)	195	14,738
Legg Mason, Inc. (Diversified Financial Services)	117	6,160
Leggett & Platt, Inc. (Home Furnishings)	156	6,625
Lennar Corp. - Class A (Home Builders)	234	10,717
Level 3 Communications, Inc.* (Telecommunications)	351	19,635
Linear Technology Corp. (Semiconductors)	156	7,196
Lockheed Martin Corp. (Aerospace/Defense)	234	43,664
Lorillard, Inc. (Agriculture)	429	29,970
Lowe’s Cos., Inc. (Retail)	1,209	83,252
Macy’s, Inc. (Retail)	195	12,603
Mallinckrodt PLC* (Pharmaceuticals)	156	17,656
Marriott International, Inc. - Class A (Lodging)	274	21,911

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marsh & McLennan Cos., Inc. (Insurance)	390	$21,902
Martin Marietta Materials (Building Materials)	78	11,126
Masco Corp. (Building Materials)	195	5,166
MasterCard, Inc. - Class A (Commercial Services)	1,209	109,064
McCormick & Co., Inc. (Food)	78	5,873
McDonald’s Corp. (Retail)	624	60,247
McGraw Hill Financial, Inc. (Commercial Services)	195	20,339
McKesson Corp. (Pharmaceuticals)	117	26,138
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	234	22,445
Medtronic PLC (Healthcare - Products)	1,755	130,660
Merck & Co., Inc. (Pharmaceuticals)	1,989	118,465
Michael Kors Holdings, Ltd.* (Apparel)	234	14,475
Microchip Technology, Inc. (Semiconductors)	156	7,434
Micron Technology, Inc.* (Semiconductors)	1,326	37,300
Microsoft Corp. (Software)	10,101	491,313
Mohawk Industries, Inc.* (Textiles)	39	6,767
Molson Coors Brewing Co. - Class B (Beverages)	195	14,334
Monsanto Co. (Chemicals)	390	44,444
Monster Beverage Corp.* (Beverages)	195	26,736
Moody’s Corp. (Commercial Services)	234	25,160
Motorola Solutions, Inc. (Telecommunications)	117	6,991
Mylan NV* (Pharmaceuticals)	468	33,818
Navient Corp. (Diversified Financial Services)	507	9,907
Neilsen Holdings N.V. (Media)	390	17,527
NetApp, Inc. (Computers)	195	7,069
Netflix, Inc.* (Internet)	78	43,407
Newell Rubbermaid, Inc. (Housewares)	234	8,922
NextEra Energy, Inc. (Electric)	273	27,554
NIKE, Inc. - Class B (Apparel)	858	84,805
NiSource, Inc. (Gas)	195	8,467
Nordstrom, Inc. (Retail)	156	11,787
Norfolk Southern Corp. (Transportation)	273	27,532
Northern Trust Corp. (Banks)	117	8,559
Northrop Grumman Corp. (Aerospace/Defense)	117	18,023
NVIDIA Corp. (Semiconductors)	624	13,850
Omnicom Group, Inc. (Advertising)	156	11,818
Oracle Corp. (Software)	2,613	113,979
O’Reilly Automotive, Inc.* (Retail)	117	25,486
PACCAR, Inc. (Auto Manufacturers)	234	15,292
Pall Corp. (Miscellaneous Manufacturing)	78	7,591
Patterson Cos., Inc. (Healthcare - Products)	78	3,662
Paychex, Inc. (Software)	273	13,210
PepsiCo, Inc. (Beverages)	1,092	103,871
PerkinElmer, Inc. (Electronics)	78	3,998
Perrigo Co. PLC (Pharmaceuticals)	78	14,296
Philip Morris International, Inc. (Agriculture)	1,053	87,894
Pioneer Natural Resources Co. (Oil & Gas)	117	20,215
Plum Creek Timber Co., Inc. (REIT)	117	4,937
PPG Industries, Inc. (Chemicals)	117	25,923
Praxair, Inc. (Chemicals)	195	23,776
Precision Castparts Corp. (Metal Fabricate/Hardware)	78	16,122
Priceline.com, Inc.* (Internet)	78	96,549
Procter & Gamble Co. (Cosmetics/Personal Care)	1,638	130,237
Public Storage, Inc. (REIT)	195	36,642
PulteGroup, Inc. (Home Builders)	234	4,516
Qualcomm, Inc. (Semiconductors)	2,028	137,904
Quanta Services, Inc.* (Commercial Services)	117	3,382
Ralph Lauren Corp. (Apparel)	39	5,203
Range Resources Corp. (Oil & Gas)	195	12,394
Realty Income Corp. (REIT)	273	12,823
Red Hat, Inc.* (Software)	234	17,611
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	78	35,682
Regions Financial Corp. (Banks)	741	7,284
Reynolds American, Inc. (Agriculture)	390	28,587
Robert Half International, Inc. (Commercial Services)	156	8,650
Rockwell Automation, Inc. (Machinery-Diversified)	78	9,251
Rockwell Collins, Inc. (Aerospace/Defense)	117	11,388
Roper Industries, Inc. (Machinery-Diversified)	78	13,117
Ross Stores, Inc. (Retail)	273	26,994
Royal Caribbean Cruises, Ltd. (Leisure Time)	117	7,963
Salesforce.com, Inc.* (Software)	507	36,920
SanDisk Corp. (Computers)	273	18,275
Schlumberger, Ltd. (Oil & Gas Services)	741	70,105
Scripps Networks Interactive - Class A (Media)	117	8,174
Seagate Technology PLC (Computers)	390	22,901
Sealed Air Corp. (Packaging & Containers)	156	7,114
Sempra Energy (Gas)	156	16,562
Sherwin-Williams Co. (Chemicals)	117	32,526
Sigma-Aldrich Corp. (Chemicals)	156	21,672
Simon Property Group, Inc. (REIT)	390	70,782
Skyworks Solutions, Inc. (Semiconductors)	234	21,587
SL Green Realty Corp. (REIT)	78	9,544
Snap-on, Inc. (Hand/Machine Tools)	39	5,832
Southwest Airlines Co. (Airlines)	819	33,219
Spectra Energy Corp. (Pipelines)	429	15,980
St. Jude Medical, Inc. (Healthcare - Products)	234	16,392
Starbucks Corp. (Retail)	1,248	61,876
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	117	10,056
Stericycle, Inc.* (Environmental Control)	117	15,611
Stryker Corp. (Healthcare - Products)	351	32,376
Symantec Corp. (Internet)	468	11,665

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
T. Rowe Price Group, Inc. (Diversified Financial Services)	234	$18,996
TE Connectivity, Ltd. (Electronics)	234	15,572
Tenet Healthcare Corp.* (Healthcare - Services)	78	3,733
Teradata Corp.* (Computers)	78	3,431
Texas Instruments, Inc. (Semiconductors)	819	44,398
Textron, Inc. (Miscellaneous Manufacturing)	156	6,861
The Charles Schwab Corp. (Diversified Financial Services)	936	28,548
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	156	12,681
The Gap, Inc. (Retail)	156	6,184
The Hershey Co. (Food)	117	10,755
The Home Depot, Inc. (Retail)	1,638	175,233
The Interpublic Group of Cos., Inc. (Advertising)	234	4,877
The Macerich Co. (REIT)	156	12,755
The Williams Cos., Inc. (Pipelines)	819	41,925
Thermo Fisher Scientific, Inc. (Electronics)	507	63,720
Tiffany & Co. (Retail)	78	6,823
Time Warner Cable, Inc. (Media)	234	36,392
Time Warner, Inc. (Media)	1,014	85,592
TJX Cos., Inc. (Retail)	546	35,239
Total System Services, Inc. (Commercial Services)	156	6,171
Tractor Supply Co. (Retail)	156	13,425
TripAdvisor, Inc.* (Internet)	156	12,556
Twenty-First Century Fox, Inc. - Class A (Media)	1,287	43,861
Tyco International PLC (Electronics)	273	10,751
U.S. Bancorp (Banks)	1,053	45,142
Under Armour, Inc.* - Class A (Apparel)	195	15,122
Union Pacific Corp. (Transportation)	1,092	116,003
United Parcel Service, Inc. - Class B (Transportation)	507	50,969
United Rentals, Inc.* (Commercial Services)	117	11,300
UnitedHealth Group, Inc. (Healthcare - Services)	585	65,168
Universal Health Services, Inc. - Class B (Healthcare - Services)	78	9,122
V.F. Corp. (Apparel)	429	31,072
Varian Medical Systems, Inc.* (Healthcare - Products)	78	6,930
Ventas, Inc. (REIT)	390	26,871
VeriSign, Inc.* (Internet)	117	7,431
Vertex Pharmaceuticals, Inc.* (Biotechnology)	195	24,040
Viacom, Inc. - Class B (Media)	234	16,251
Visa, Inc. - Class A (Diversified Financial Services)	2,379	157,133
Vornado Realty Trust (REIT)	117	12,108
Vulcan Materials Co. (Building Materials)	117	10,006
W.W. Grainger, Inc. (Distribution/Wholesale)	39	9,689
Walt Disney Co. (Media)	1,911	207,763
Waste Management, Inc. (Environmental Control)	273	13,522
Waters Corp.* (Electronics)	78	9,765
Wells Fargo & Co. (Banks)	2,301	126,785
Western Digital Corp. (Computers)	273	26,683
Western Union Co. (Commercial Services)	351	7,118
Weyerhaeuser Co. (REIT)	468	14,747
Wisconsin Energy Corp. (Electric)	117	5,747
Wyndham Worldwide Corp. (Lodging)	156	13,322
Wynn Resorts, Ltd. (Lodging)	117	12,995
Xilinx, Inc. (Semiconductors)	156	6,764
Yahoo!, Inc.* (Internet)	1,092	46,481
YUM! Brands, Inc. (Retail)	312	26,820
Zimmer Holdings, Inc. (Healthcare - Products)	156	17,135
Zoetis, Inc. (Pharmaceuticals)	624	27,718
TOTAL COMMON STOCKS (Cost $6,484,605)		11,977,040

	Principal Amount	Value
Repurchase Agreements(a)(0.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $72,000	$72,000	$72,000

TOTAL REPURCHASE AGREEMENTS (Cost $72,000)		72,000

TOTAL INVESTMENT SECURITIES (Cost $6,556,605) - 99.4%		12,049,040
Net other assets (liabilities) - 0.6%		69,022

NET ASSETS - 100.0%		$12,118,062

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Advertising	$39,885	0.3%
Aerospace/Defense	166,466	1.4%
Agriculture	267,472	2.2%
Airlines	108,613	0.9%
Apparel	166,435	1.4%
Auto Manufacturers	15,292	0.1%
Banks	187,781	1.5%
Beverages	338,407	2.8%
Biotechnology	638,801	5.3%
Building Materials	26,298	0.2%
Chemicals	269,625	2.2%
Commercial Services	268,411	2.2%
Computers	1,106,787	9.3%
Cosmetics/Personal Care	184,901	1.5%
Distribution/Wholesale	31,787	0.3%
Diversified Financial Services	419,389	3.5%
Electric	73,195	0.6%
Electrical Components & Equipment	10,222	0.1%
Electronics	201,148	1.7%
Environmental Control	29,133	0.2%
Food	113,169	0.9%
Gas	28,950	0.2%
Hand/Machine Tools	5,832	NM
Healthcare - Products	349,442	2.9%
Healthcare - Services	154,327	1.3%
Home Builders	26,130	0.2%
Home Furnishings	16,795	0.1%
Household Products/Wares	33,943	0.3%
Housewares	8,922	0.1%
Insurance	54,251	0.4%
Internet	1,120,022	9.3%
Leisure Time	16,732	0.1%
Lodging	58,284	0.5%
Machinery-Diversified	22,368	0.2%
Media	627,685	5.2%
Metal Fabricate/Hardware	16,122	0.1%
Miscellaneous Manufacturing	150,766	1.2%
Oil & Gas	160,094	1.3%
Oil & Gas Services	85,119	0.7%
Packaging & Containers	15,703	0.1%
Pharmaceuticals	968,683	8.0%
Pipelines	148,358	1.2%
Real Estate	13,457	0.1%
REIT	496,742	4.1%
Retail	809,819	6.7%
Semiconductors	591,431	4.9%
Software	878,261	7.2%
Telecommunications	146,181	1.2%
Textiles	6,767	0.1%
Toys/Games/Hobbies	5,522	NM
Transportation	297,115	2.5%
Other **	141,022	1.2%
Total	$12,118,062	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (101.0%)
3D Systems Corp.* (Computers)	616	$15,455
Aaron’s, Inc. (Commercial Services)	880	29,920
Abercrombie & Fitch Co. - Class A (Retail)	968	21,761
Acxiom Corp.* (Software)	1,056	18,438
Advanced Micro Devices, Inc.* (Semiconductors)	8,668	19,590
Advent Software, Inc. (Software)	264	11,460
Aecom Technology Corp.* (Engineering & Construction)	2,156	68,043
AGCO Corp. (Machinery-Diversified)	1,100	56,661
Albemarle Corp. (Chemicals)	1,540	91,937
Alexandria Real Estate Equities, Inc. (REIT)	308	28,453
Alleghany Corp.* (Insurance)	132	62,505
Alliant Energy Corp. (Electric)	1,540	93,124
Allscripts Healthcare Solutions, Inc.* (Software)	2,332	31,016
American Campus Communities, Inc. (REIT)	484	19,428
American Eagle Outfitters, Inc. (Retail)	2,420	38,502
American Financial Group, Inc. (Insurance)	1,012	63,958
ANN, Inc.* (Retail)	616	23,322
ANSYS, Inc.* (Software)	440	37,770
AOL, Inc.* (Internet)	528	21,067
Apollo Group, Inc.* - Class A (Commercial Services)	1,320	22,156
AptarGroup, Inc. (Miscellaneous Manufacturing)	836	51,891
Aqua America, Inc. (Water)	1,012	27,142
Arrow Electronics, Inc.* (Electronics)	1,320	78,817
Arthur J. Gallagher & Co. (Insurance)	792	37,881
Ascena Retail Group, Inc.* (Retail)	1,804	27,042
Ashland, Inc. (Chemicals)	440	55,598
Aspen Insurance Holdings, Ltd. (Insurance)	836	39,066
Associated Banc-Corp. (Banks)	2,024	38,071
Atmel Corp. (Semiconductors)	5,720	43,358
Atmos Energy Corp. (Gas)	1,364	73,656
Atwood Oceanics, Inc. (Oil & Gas)	836	27,906
Avnet, Inc. (Electronics)	1,892	80,655
Avon Products, Inc. (Cosmetics/Personal Care)	5,984	48,889
BancorpSouth, Inc. (Banks)	1,188	28,761
Bank of Hawaii Corp. (Banks)	616	37,200
BE Aerospace, Inc. (Aerospace/Defense)	528	31,569
Belden, Inc. (Electrical Components & Equipment)	264	22,163
Bemis Co., Inc. (Packaging & Containers)	1,320	59,400
Big Lots, Inc. (Retail)	396	18,046
BioMed Realty Trust, Inc. (REIT)	1,364	28,303
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	264	35,495
Bio-Techne Corp. (Healthcare - Products)	176	16,889
Black Hills Corp. (Electric)	616	30,363
Broadridge Financial Solutions, Inc. (Software)	528	28,470
Brown & Brown, Inc. (Insurance)	572	18,275
Cabela’s, Inc.* (Retail)	660	34,808
Cabot Corp. (Chemicals)	880	37,611
California Resources Corp. (Oil & Gas)	1,584	14,731
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	484	46,706
Carpenter Technology Corp. (Iron/Steel)	704	30,448
Cathay Bancorp, Inc. (Banks)	1,012	28,923
CDK Global, Inc. (Commercial Services)	748	35,844
Chico’s FAS, Inc. (Retail)	2,112	35,608
Ciena Corp.* (Telecommunications)	1,496	31,865
Cinemark Holdings, Inc. (Entertainment)	704	30,011
City National Corp. (Banks)	660	61,513
Clarcor, Inc. (Miscellaneous Manufacturing)	264	17,160
Clean Harbors, Inc.* (Environmental Control)	748	41,327
Cleco Corp. (Electric)	836	45,437
CNO Financial Group, Inc. (Insurance)	2,728	46,376
Commerce Bancshares, Inc. (Banks)	1,144	48,860
Commercial Metals Co. (Iron/Steel)	1,628	27,025
Communications Sales & Leasing, Inc.* (REIT)	484	14,565
Community Health Systems, Inc.* (Healthcare - Services)	1,584	85,029
CommVault Systems, Inc.* (Software)	264	12,078
Compass Minerals International, Inc. (Mining)	176	15,546
Convergys Corp. (Computers)	1,364	30,936
Con-way, Inc. (Transportation)	792	32,551
CoreLogic, Inc.* (Diversified Financial Services)	572	22,371
Corporate Office Properties Trust (REIT)	440	11,612
Corrections Corp. of America (REIT)	1,584	58,275
Crane Co. (Miscellaneous Manufacturing)	660	40,333
Cree, Inc.* (Semiconductors)	1,540	48,787
CST Brands, Inc. (Retail)	1,056	44,045
Cullen/Frost Bankers, Inc. (Banks)	748	54,560
Cypress Semiconductor Corp. (Semiconductors)	2,376	31,648
Dana Holding Corp. (Auto Parts & Equipment)	2,244	48,403
Dean Foods Co. (Food)	1,276	20,735
Deluxe Corp. (Commercial Services)	264	17,094
Denbury Resources, Inc. (Oil & Gas)	4,840	42,640
DeVry, Inc. (Commercial Services)	440	13,306
Dick’s Sporting Goods, Inc. (Retail)	1,364	74,012
Diebold, Inc. (Computers)	880	30,598
Domtar Corp. (Forest Products & Paper)	880	38,034
Donaldson Co., Inc. (Miscellaneous Manufacturing)	880	32,886
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	1,012	26,373
Dril-Quip, Inc.* (Oil & Gas Services)	264	21,046
DST Systems, Inc. (Computers)	176	20,254
East West Bancorp, Inc. (Banks)	1,056	42,863
Eaton Vance Corp. (Diversified Financial Services)	748	30,728
Energen Corp. (Oil & Gas)	1,012	72,024

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Energizer Holdings, Inc. (Electrical Components & Equipment)	396	$54,102
Equity One, Inc. (REIT)	352	8,670
Esterline Technologies Corp.* (Aerospace/Defense)	176	19,587
Everest Re Group, Ltd. (Insurance)	616	110,209
Exelis, Inc. (Aerospace/Defense)	2,552	62,574
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,628	29,573
Federated Investors, Inc. - Class B (Diversified Financial Services)	616	21,190
FEI Co. (Electronics)	308	23,242
First American Financial Corp. (Insurance)	1,496	52,046
First Horizon National Corp. (Banks)	1,584	22,572
First Niagara Financial Group, Inc. (Savings & Loans)	4,884	44,420
FirstMerit Corp. (Banks)	2,288	44,319
Flowers Foods, Inc. (Food)	2,552	57,011
Fortune Brands Home & Security, Inc. (Building Materials)	748	33,361
FTI Consulting, Inc.* (Commercial Services)	572	23,515
Fulton Financial Corp. (Banks)	2,464	29,962
GATX Corp. (Trucking & Leasing)	308	16,755
Genesee & Wyoming, Inc.* - Class A (Transportation)	264	24,539
Graco, Inc. (Machinery-Diversified)	264	18,908
Graham Holdings Co. - Class B (Commercial Services)	44	45,009
Granite Construction, Inc. (Engineering & Construction)	484	16,800
Great Plains Energy, Inc. (Electric)	2,112	55,292
Greif, Inc. - Class A (Packaging & Containers)	484	19,728
GUESS?, Inc. (Retail)	880	16,113
Gulfport Energy Corp.* (Oil & Gas)	1,320	64,602
Halyard Health, Inc.* (Healthcare - Products)	660	31,997
Hancock Holding Co. (Banks)	1,100	32,021
Hanover Insurance Group, Inc. (Insurance)	616	42,239
Harsco Corp. (Miscellaneous Manufacturing)	1,100	17,688
Hawaiian Electric Industries, Inc. (Electric)	1,408	44,070
HCC Insurance Holdings, Inc. (Insurance)	1,320	75,187
Health Net, Inc.* (Healthcare - Services)	1,056	55,598
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,364	22,479
Herman Miller, Inc. (Office Furnishings)	836	22,915
Highwoods Properties, Inc. (REIT)	440	18,938
Hill-Rom Holdings, Inc. (Healthcare - Products)	352	17,579
HMS Holdings Corp.* (Commercial Services)	572	9,730
HNI Corp. (Office Furnishings)	264	12,313
HollyFrontier Corp. (Oil & Gas)	2,684	104,085
Home Properties, Inc. (REIT)	352	25,893
Hospitality Properties Trust (REIT)	748	22,500
Hubbell, Inc. - Class B (Electrical Components & Equipment)	396	43,096
Huntington Ingalls Industries, Inc. (Shipbuilding)	352	46,320
IDACORP, Inc. (Electric)	352	21,236
IDEX Corp. (Machinery-Diversified)	440	33,004
Informatica Corp.* (Software)	704	33,841
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	2,156	54,245
Ingredion, Inc. (Food)	968	76,859
Integrated Device Technology, Inc.* (Semiconductors)	616	11,205
International Bancshares Corp. (Banks)	792	20,576
International Speedway Corp. - Class A (Entertainment)	396	14,399
Intersil Corp. - Class A (Semiconductors)	1,804	24,083
IPG Photonics Corp.* (Semiconductors)	176	15,590
Itron, Inc.* (Electronics)	528	18,934
J.C. Penney Co., Inc.* (Retail)	4,180	34,694
Jabil Circuit, Inc. (Electronics)	2,640	59,453
Jack Henry & Associates, Inc. (Computers)	352	23,412
Janus Capital Group, Inc. (Diversified Financial Services)	924	16,540
Jarden Corp.* (Leisure Time)	1,012	51,794
JDS Uniphase Corp.* (Telecommunications)	3,212	40,664
John Wiley & Sons, Inc. (Media)	308	17,519
Kate Spade & Co.* (Retail)	880	28,776
KB Home (Home Builders)	704	10,201
KBR, Inc. (Engineering & Construction)	1,980	34,591
Kemper Corp. (Insurance)	704	26,520
Kennametal, Inc. (Hand/Machine Tools)	1,100	38,951
Keysight Technologies, Inc.* (Electronics)	704	23,556
Kirby Corp.* (Transportation)	308	24,187
KLX, Inc.* (Aerospace/Defense)	704	29,505
Knowles Corp.* (Electronics)	1,188	22,774
Lancaster Colony Corp. (Food)	132	11,835
Leidos Holdings, Inc. (Computers)	836	34,811
Lennox International, Inc. (Building Materials)	220	23,311
Lexmark International, Inc. - Class A (Computers)	836	37,110
Liberty Property Trust (REIT)	2,024	70,515
Life Time Fitness, Inc.* (Leisure Time)	264	18,876
LifePoint Hospitals, Inc.* (Healthcare - Services)	308	23,063
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	528	35,302
Louisiana-Pacific Corp.* (Building Materials)	1,936	29,505
M.D.C. Holdings, Inc. (Home Builders)	528	14,172
Mack-Cali Realty Corp. (REIT)	1,144	20,535
Manpower, Inc. (Commercial Services)	1,056	90,109
MDU Resources Group, Inc. (Electric)	2,684	59,826
Mentor Graphics Corp. (Computers)	1,364	32,641
Mercury General Corp. (Insurance)	484	26,591

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Meredith Corp. (Media)	484	$25,187
Mid-America Apartment Communities, Inc. (REIT)	396	29,546
MSA Safety, Inc. (Environmental Control)	220	10,063
MSC Industrial Direct Co. - Class A (Retail)	308	21,886
MSCI, Inc. - Class A (Software)	528	32,308
Murphy USA, Inc.* (Oil & Gas)	572	37,369
Nabors Industries, Ltd. (Oil & Gas)	3,960	66,133
National Fuel Gas Co. (Gas)	616	39,701
National Instruments Corp. (Electronics)	616	17,618
National Retail Properties, Inc. (REIT)	748	28,723
NCR Corp.* (Computers)	2,332	63,989
NeuStar, Inc.* - Class A (Telecommunications)	748	22,440
New York Community Bancorp (Savings & Loans)	6,072	104,378
NewMarket Corp. (Chemicals)	44	19,664
NOW, Inc.* (Oil & Gas Services)	1,452	34,703
Oceaneering International, Inc. (Oil & Gas Services)	572	31,523
Office Depot, Inc.* (Retail)	6,732	62,069
OGE Energy Corp. (Electric)	2,728	89,151
Oil States International, Inc.* (Oil & Gas Services)	704	33,503
Old Republic International Corp. (Insurance)	3,300	50,457
Olin Corp. (Chemicals)	1,056	31,184
Omnicare, Inc. (Pharmaceuticals)	528	46,453
ONE Gas, Inc. (Gas)	704	29,547
Orbital ATK, Inc. (Aerospace/Defense)	836	61,162
Oshkosh Truck Corp. (Machinery - Construction & Mining)	1,056	56,855
Owens & Minor, Inc. (Pharmaceuticals)	880	29,674
PacWest Bancorp (Banks)	704	31,750
Panera Bread Co.* - Class A (Retail)	88	16,058
Patterson-UTI Energy, Inc. (Oil & Gas)	2,024	45,236
Peabody Energy Corp. (Coal)	3,784	17,898
Plantronics, Inc. (Telecommunications)	176	9,376
PNM Resources, Inc. (Electric)	616	17,112
Polycom, Inc.* (Telecommunications)	1,848	24,116
PolyOne Corp. (Chemicals)	528	20,618
Post Holdings, Inc.* (Food)	352	16,523
Potlatch Corp. (REIT)	264	9,744
Prosperity Bancshares, Inc. (Banks)	836	44,592
Questar Corp. (Gas)	1,232	28,878
R.R. Donnelley & Sons Co. (Commercial Services)	2,728	50,795
Raymond James Financial Corp. (Diversified Financial Services)	924	52,234
Rayonier, Inc. (REIT)	1,760	45,038
Regal-Beloit Corp. (Hand/Machine Tools)	616	48,171
Reinsurance Group of America, Inc. (Insurance)	924	84,657
Reliance Steel & Aluminum Co. (Iron/Steel)	1,056	68,344
Rent-A-Center, Inc. (Commercial Services)	748	22,141
ResMed, Inc. (Healthcare - Products)	572	36,574
Rock-Tenn Co. - Class A (Packaging & Containers)	1,936	121,929
Rollins, Inc. (Commercial Services)	396	9,821
Rosetta Resources, Inc.* (Oil & Gas)	1,012	23,104
Rovi Corp.* (Semiconductors)	660	12,217
Rowan Cos. PLC - Class A (Oil & Gas)	1,716	36,362
Royal Gold, Inc. (Mining)	308	19,875
RPM, Inc. (Chemicals)	616	29,285
Science Applications International Corp. (Computers)	528	26,453
Semtech Corp.* (Semiconductors)	440	10,248
Senior Housing Properties Trust (REIT)	1,628	33,325
Sensient Technologies Corp. (Chemicals)	308	20,131
Silgan Holdings, Inc. (Packaging & Containers)	572	30,814
Silicon Laboratories, Inc.* (Semiconductors)	176	9,094
SLM Corp.* (Diversified Financial Services)	3,080	31,385
SM Energy Co. (Oil & Gas)	924	53,564
Smith Corp. (Miscellaneous Manufacturing)	352	22,493
Solera Holdings, Inc. (Software)	396	19,214
Sonoco Products Co. (Packaging & Containers)	1,364	60,957
Sotheby’s - Class A (Commercial Services)	836	35,705
SPX Corp. (Miscellaneous Manufacturing)	572	44,044
StanCorp Financial Group, Inc. (Insurance)	572	41,230
Steel Dynamics, Inc. (Iron/Steel)	3,300	73,029
Stifel Financial Corp.* (Diversified Financial Services)	924	48,824
SunEdison, Inc.* (Energy - Alternate Sources)	1,364	34,536
Superior Energy Services, Inc. (Oil & Gas Services)	2,112	53,856
SUPERVALU, Inc.* (Food)	1,496	13,150
SVB Financial Group* (Banks)	264	35,049
Synopsys, Inc.* (Computers)	748	35,066
Synovus Financial Corp. (Banks)	1,892	52,333
Tanger Factory Outlet Centers, Inc. (REIT)	396	13,298
Taubman Centers, Inc. (REIT)	264	19,011
TCF Financial Corp. (Banks)	2,244	35,141
Tech Data Corp.* (Electronics)	528	29,763
Teledyne Technologies, Inc.* (Aerospace/Defense)	176	18,475
Teleflex, Inc. (Healthcare - Products)	220	27,051
Telephone & Data Systems, Inc. (Telecommunications)	1,364	36,432
Teradyne, Inc. (Semiconductors)	2,992	54,603
Terex Corp. (Machinery - Construction & Mining)	1,452	39,872
The Cheesecake Factory, Inc. (Retail)	308	15,440
The New York Times Co. - Class A (Media)	1,804	24,156
The Scotts Miracle-Gro Co. - Class A (Housewares)	308	19,869
The Timken Co. (Metal Fabricate/Hardware)	1,012	39,762
The Wendy’s Co. (Retail)	1,760	17,811
Thor Industries, Inc. (Home Builders)	352	21,179

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Thoratec Corp.* (Healthcare - Products)	748	$30,002
Tidewater, Inc. (Transportation)	660	18,275
Time, Inc. (Media)	1,496	34,154
TimkenSteel Corp. (Metal Fabricate/Hardware)	528	15,412
Tootsie Roll Industries, Inc. (Food)	264	8,179
Towers Watson & Co. - Class A (Commercial Services)	968	122,844
TreeHouse Foods, Inc.* (Food)	308	25,028
Trimble Navigation, Ltd.* (Electronics)	1,452	36,924
Triumph Group, Inc. (Aerospace/Defense)	704	41,705
Trustmark Corp. (Banks)	924	21,991
Tupperware Corp. (Housewares)	704	47,069
Umpqua Holdings Corp. (Banks)	3,036	51,642
Unit Corp.* (Oil & Gas)	616	21,461
United Natural Foods, Inc.* (Food)	704	47,492
United States Steel Corp. (Iron/Steel)	1,980	47,560
Urban Edge Properties (REIT)	396	8,961
Valley National Bancorp (Banks)	3,036	28,629
Valmont Industries, Inc. (Metal Fabricate/Hardware)	308	38,814
Vectren Corp. (Gas)	528	22,794
Vishay Intertechnology, Inc. (Electronics)	1,848	23,433
Vista Outdoor, Inc.* (Retail)	572	25,031
W.R. Berkley Corp. (Insurance)	792	38,800
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	616	30,381
Washington Federal, Inc. (Savings & Loans)	1,364	29,462
Waste Connections, Inc. (Environmental Control)	704	33,377
Watsco, Inc. (Distribution/Wholesale)	396	47,635
Webster Financial Corp. (Banks)	1,232	44,143
WellCare Health Plans, Inc.* (Healthcare - Services)	616	47,697
Werner Enterprises, Inc. (Transportation)	308	8,276
Westar Energy, Inc. (Electric)	1,804	67,921
Western Refining, Inc. (Oil & Gas)	968	42,640
WGL Holdings, Inc. (Gas)	704	38,727
Windstream Holdings, Inc. (Telecommunications)	529	6,175
Woodward, Inc. (Electronics)	308	14,491
World Fuel Services Corp. (Retail)	1,012	56,166
Worthington Industries, Inc. (Iron/Steel)	704	19,029
WP GLIMCHER, Inc. (REIT)	2,552	38,280
WPX Energy, Inc.* (Oil & Gas)	2,816	38,720
TOTAL COMMON STOCKS (Cost $8,507,023)		10,834,532

TOTAL INVESTMENT SECURITIES (Cost $8,507,023) - 101.0%		10,834,532
Net other assets (liabilities) - (1.0)%		(106,676)

NET ASSETS - 100.0%		$10,727,856

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$264,577	2.5%
Auto Parts & Equipment	48,403	0.5%
Banks	835,470	7.7%
Biotechnology	35,495	0.3%
Building Materials	86,177	0.8%
Chemicals	306,029	2.9%
Coal	17,898	0.2%
Commercial Services	527,989	4.9%
Computers	350,725	3.3%
Cosmetics/Personal Care	48,889	0.5%
Distribution/Wholesale	101,880	0.9%
Diversified Financial Services	253,653	2.4%
Electric	523,532	4.9%
Electrical Components & Equipment	119,361	1.1%
Electronics	429,661	4.0%
Energy - Alternate Sources	34,536	0.3%
Engineering & Construction	119,434	1.1%
Entertainment	70,783	0.7%
Environmental Control	84,766	0.8%
Food	276,812	2.6%
Forest Products & Paper	38,034	0.4%
Gas	233,303	2.2%
Hand/Machine Tools	122,424	1.1%
Healthcare - Products	160,092	1.5%
Healthcare - Services	211,387	2.0%
Home Builders	45,552	0.4%
Housewares	66,939	0.6%
Insurance	815,997	7.5%
Internet	21,067	0.2%
Iron/Steel	265,435	2.5%
Leisure Time	70,670	0.7%
Machinery - Construction & Mining	96,727	0.9%
Machinery-Diversified	108,573	1.0%
Media	101,016	0.9%
Metal Fabricate/Hardware	93,988	0.9%
Mining	35,421	0.3%
Miscellaneous Manufacturing	273,200	2.5%
Office Furnishings	35,228	0.3%
Oil & Gas	690,577	6.4%
Oil & Gas Services	197,110	1.8%
Packaging & Containers	292,828	2.7%
Pharmaceuticals	76,127	0.7%
REIT	553,613	5.2%
Retail	611,190	5.7%
Savings & Loans	178,260	1.7%
Semiconductors	309,996	2.9%
Shipbuilding	46,320	0.4%
Software	224,594	2.1%
Telecommunications	171,068	1.6%
Transportation	107,829	1.0%
Trucking & Leasing	16,755	0.2%
Water	27,142	0.3%
Other **	(106,676)	(1.0)%
Total	$10,727,856	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (99.9%)
3D Systems Corp.* (Computers)	2,724	$68,345
ACI Worldwide, Inc.* (Software)	5,221	120,240
Acuity Brands, Inc. (Electrical Components & Equipment)	2,043	341,079
Advance Auto Parts, Inc. (Retail)	3,405	486,915
Advent Software, Inc. (Software)	1,135	49,270
Akorn, Inc.* (Pharmaceuticals)	3,405	141,784
Alaska Air Group, Inc. (Airlines)	5,902	378,082
Alexander & Baldwin, Inc. (Real Estate)	2,043	82,701
Alexandria Real Estate Equities, Inc. (REIT)	2,270	209,703
Align Technology, Inc.* (Healthcare - Products)	3,178	186,994
Alleghany Corp.* (Insurance)	454	214,978
AMC Networks, Inc.* - Class A (Media)	2,724	205,499
American Campus Communities, Inc. (REIT)	3,405	136,677
ANSYS, Inc.* (Software)	2,497	214,342
AOL, Inc.* (Internet)	1,816	72,458
Aqua America, Inc. (Water)	4,540	121,763
ARRIS Group, Inc.* (Telecommunications)	5,902	198,750
Arthur J. Gallagher & Co. (Insurance)	4,767	228,005
Ashland, Inc. (Chemicals)	1,362	172,102
BE Aerospace, Inc. (Aerospace/Defense)	3,178	190,013
Belden, Inc. (Electrical Components & Equipment)	908	76,227
Big Lots, Inc. (Retail)	1,135	51,722
BioMed Realty Trust, Inc. (REIT)	4,540	94,205
Bio-Techne Corp. (Healthcare - Products)	1,135	108,915
Boston Beer Co., Inc.* - Class A (Beverages)	454	112,501
Brinker International, Inc. (Retail)	2,951	163,397
Broadridge Financial Solutions, Inc. (Software)	3,632	195,837
Brown & Brown, Inc. (Insurance)	3,405	108,790
Brunswick Corp. (Leisure Time)	4,313	215,823
Buffalo Wild Wings, Inc.* (Retail)	908	144,644
Cadence Design Systems, Inc.* (Computers)	13,166	245,547
California Resources Corp. (Oil & Gas)	8,853	82,333
Camden Property Trust (REIT)	3,859	289,734
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,362	131,433
Carter’s, Inc. (Apparel)	2,497	249,350
CBOE Holdings, Inc. (Diversified Financial Services)	3,859	217,146
CDK Global, Inc. (Commercial Services)	4,994	239,312
Centene Corp.* (Healthcare - Services)	5,448	337,722
Charles River Laboratories International, Inc.* (Biotechnology)	2,043	141,294
Church & Dwight, Inc. (Household Products/Wares)	5,902	479,065
Cinemark Holdings, Inc. (Entertainment)	2,497	106,447
Clarcor, Inc. (Miscellaneous Manufacturing)	1,362	88,530
Cognex Corp.* (Machinery-Diversified)	3,859	173,231
Communications Sales & Leasing, Inc.* (REIT)	3,859	116,079
CommVault Systems, Inc.* (Software)	1,135	51,926
Compass Minerals International, Inc. (Mining)	908	80,204
Copart, Inc.* (Retail)	5,221	185,711
CoreLogic, Inc.* (Diversified Financial Services)	2,043	79,902
Corporate Office Properties Trust (REIT)	2,724	71,886
Cypress Semiconductor Corp. (Semiconductors)	6,583	87,686
Cytec Industries, Inc. (Chemicals)	3,178	175,712
Deckers Outdoor Corp.* (Apparel)	1,589	117,586
Deluxe Corp. (Commercial Services)	1,362	88,190
DeVry, Inc. (Commercial Services)	1,135	34,322
Domino’s Pizza, Inc. (Retail)	2,497	269,301
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,724	101,796
Douglas Emmett, Inc. (REIT)	6,129	174,677
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,405	281,491
Dril-Quip, Inc.* (Oil & Gas Services)	908	72,386
DST Systems, Inc. (Computers)	681	78,369
Duke Realty Corp. (REIT)	15,663	310,284
Dunkin’ Brands Group, Inc. (Retail)	4,313	224,750
Eagle Materials, Inc. (Building Materials)	2,270	189,295
East West Bancorp, Inc. (Banks)	2,951	119,781
Eaton Vance Corp. (Diversified Financial Services)	2,951	121,227
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,589	217,089
Equity One, Inc. (REIT)	2,270	55,910
Esterline Technologies Corp.* (Aerospace/Defense)	908	101,051
Extra Space Storage, Inc. (REIT)	4,994	329,254
FactSet Research Systems, Inc. (Media)	1,816	285,820
Fair Isaac Corp. (Software)	1,362	120,483
Federal Realty Investment Trust (REIT)	3,178	424,803
Federated Investors, Inc. - Class B (Diversified Financial Services)	2,270	78,088
FEI Co. (Electronics)	908	68,518
First Horizon National Corp. (Banks)	5,448	77,634
Foot Locker, Inc. (Retail)	6,356	377,864
Fortinet, Inc.* (Telecommunications)	6,356	239,875
Fortune Brands Home & Security, Inc. (Building Materials)	4,767	212,608
Gartner Group, Inc.* (Commercial Services)	3,859	320,220
GATX Corp. (Trucking & Leasing)	1,135	61,744
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,589	147,698
Gentex Corp. (Electronics)	13,393	232,369
Global Payments, Inc. (Commercial Services)	2,951	295,926
Graco, Inc. (Machinery-Diversified)	1,816	130,062
Highwoods Properties, Inc. (REIT)	2,724	117,241
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,362	68,018
HMS Holdings Corp.* (Commercial Services)	2,043	34,751

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HNI Corp. (Office Furnishings)	1,135	$52,936
Hologic, Inc.* (Healthcare - Products)	11,123	375,289
Home Properties, Inc. (REIT)	1,362	100,189
Hospitality Properties Trust (REIT)	4,313	129,735
HSN, Inc. (Retail)	1,362	85,016
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,135	123,522
Huntington Ingalls Industries, Inc. (Shipbuilding)	908	119,484
IDACORP, Inc. (Electric)	1,135	68,475
IDEX Corp. (Machinery-Diversified)	2,043	153,245
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,043	256,131
Informatica Corp.* (Software)	2,724	130,943
Integrated Device Technology, Inc.* (Semiconductors)	4,767	86,712
InterDigital, Inc. (Telecommunications)	1,589	86,950
IPG Photonics Corp.* (Semiconductors)	1,135	100,538
ITT Corp. (Miscellaneous Manufacturing)	4,086	162,010
J.B. Hunt Transport Services, Inc. (Transportation)	4,086	356,300
Jack Henry & Associates, Inc. (Computers)	2,497	166,075
Janus Capital Group, Inc. (Diversified Financial Services)	3,632	65,013
Jarden Corp.* (Leisure Time)	4,767	243,975
JetBlue Airways Corp.* (Airlines)	11,804	242,336
John Wiley & Sons, Inc. (Media)	1,135	64,559
Jones Lang LaSalle, Inc. (Real Estate)	2,043	339,261
Kate Spade & Co.* (Retail)	2,951	96,498
KB Home (Home Builders)	1,816	26,314
Keysight Technologies, Inc.* (Electronics)	5,448	182,290
Kilroy Realty Corp. (REIT)	3,859	273,950
Kirby Corp.* (Transportation)	1,589	124,784
Lamar Advertising Co. - Class A (REIT)	3,632	210,511
Lancaster Colony Corp. (Food)	454	40,706
Landstar System, Inc. (Transportation)	2,043	127,299
LaSalle Hotel Properties (REIT)	5,221	191,558
Lennox International, Inc. (Building Materials)	1,135	120,265
Life Time Fitness, Inc.* (Leisure Time)	908	64,922
LifePoint Hospitals, Inc.* (Healthcare - Services)	908	67,991
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,816	121,418
Live Nation, Inc.* (Commercial Services)	6,583	164,970
LKQ Corp.* (Distribution/Wholesale)	13,847	374,838
MAXIMUS, Inc. (Computers)	2,951	188,894
Mednax, Inc.* (Healthcare - Services)	4,313	305,274
Mettler Toledo International, Inc.* (Electronics)	1,362	431,768
Mid-America Apartment Communities, Inc. (REIT)	2,043	152,428
Minerals Technologies, Inc. (Chemicals)	1,589	107,623
MSA Safety, Inc. (Environmental Control)	681	31,149
MSC Industrial Direct Co. - Class A (Retail)	1,135	80,653
MSCI, Inc. - Class A (Software)	3,405	208,352
National Fuel Gas Co. (Gas)	1,816	117,041
National Instruments Corp. (Electronics)	2,497	71,414
National Retail Properties, Inc. (REIT)	3,632	139,469
NewMarket Corp. (Chemicals)	227	101,446
Nordson Corp. (Machinery-Diversified)	2,497	198,886
NVR, Inc.* (Home Builders)	227	301,113
Oceaneering International, Inc. (Oil & Gas Services)	2,724	150,120
Old Dominion Freight Line, Inc.* (Transportation)	3,178	226,051
OMEGA Healthcare Investors, Inc. (REIT)	7,264	262,158
Omnicare, Inc. (Pharmaceuticals)	2,497	219,686
Packaging Corp. of America (Packaging & Containers)	4,540	314,123
PacWest Bancorp (Banks)	2,043	92,139
Panera Bread Co.* - Class A (Retail)	908	165,692
Plantronics, Inc. (Telecommunications)	1,362	72,554
PNM Resources, Inc. (Electric)	1,589	44,142
Polaris Industries, Inc. (Leisure Time)	2,724	373,079
PolyOne Corp. (Chemicals)	2,270	88,644
Post Holdings, Inc.* (Food)	1,135	53,277
Potlatch Corp. (REIT)	1,135	41,893
Primerica, Inc. (Insurance)	2,270	104,919
PTC, Inc.* (Software)	5,221	200,173
Qorvo, Inc.* (Telecommunications)	6,810	448,846
Questar Corp. (Gas)	3,859	90,455
Rackspace Hosting, Inc.* (Software)	5,221	281,411
Raymond James Financial Corp. (Diversified Financial Services)	2,724	153,988
Regency Centers Corp. (REIT)	4,313	270,770
RenaissanceRe Holdings (Insurance)	2,043	209,387
ResMed, Inc. (Healthcare - Products)	4,540	290,288
Rollins, Inc. (Commercial Services)	2,951	73,185
Rovi Corp.* (Semiconductors)	2,043	37,816
Royal Gold, Inc. (Mining)	1,816	117,186
RPM, Inc. (Chemicals)	4,086	194,248
SEI Investments Co. (Commercial Services)	5,902	269,485
Semtech Corp.* (Semiconductors)	1,589	37,008
Senior Housing Properties Trust (REIT)	5,221	106,874
Sensient Technologies Corp. (Chemicals)	1,135	74,184
Service Corp. International (Commercial Services)	9,080	251,335
Signature Bank* (Banks)	2,270	304,385
Signet Jewelers, Ltd. (Retail)	3,632	487,161
Silicon Laboratories, Inc.* (Semiconductors)	1,135	58,645
Sirona Dental Systems, Inc.* (Healthcare - Products)	2,497	231,597
SLM Corp.* (Diversified Financial Services)	9,080	92,525
Smith Corp. (Miscellaneous Manufacturing)	2,270	145,053
SolarWinds, Inc.* (Software)	2,951	143,950
Solera Holdings, Inc. (Software)	1,816	88,112
STERIS Corp. (Healthcare - Products)	2,724	181,146
SunEdison, Inc.* (Energy - Alternate Sources)	6,810	172,429
SUPERVALU, Inc.* (Food)	4,313	37,911

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SVB Financial Group* (Banks)	1,362	$180,819
Synopsys, Inc.* (Computers)	4,540	212,835
Tanger Factory Outlet Centers, Inc. (REIT)	2,951	99,095
Taubman Centers, Inc. (REIT)	2,043	147,116
Teledyne Technologies, Inc.* (Aerospace/Defense)	908	95,313
Teleflex, Inc. (Healthcare - Products)	1,135	139,560
Tempur-Pedic International, Inc.* (Home Furnishings)	2,724	165,919
The Cheesecake Factory, Inc. (Retail)	1,135	56,898
The Cooper Cos., Inc. (Healthcare - Products)	2,270	404,218
The Corporate Executive Board Co. (Commercial Services)	1,589	133,205
The Hain Celestial Group, Inc.* (Food)	4,540	273,490
The Scotts Miracle-Gro Co. - Class A (Housewares)	908	58,575
The Ultimate Software Group, Inc.* (Software)	1,362	226,392
The Valspar Corp. (Chemicals)	3,405	276,145
The Wendy’s Co. (Retail)	6,583	66,620
Thor Industries, Inc. (Home Builders)	908	54,634
Toll Brothers, Inc.* (Home Builders)	7,264	258,163
TreeHouse Foods, Inc.* (Food)	908	73,784
Trimble Navigation, Ltd.* (Electronics)	7,037	178,951
Trinity Industries, Inc. (Miscellaneous Manufacturing)	7,037	190,632
Tyler Technologies, Inc.* (Software)	1,589	193,779
UDR, Inc. (REIT)	11,804	386,817
UGI Corp. (Gas)	7,718	268,664
United Therapeutics Corp.* (Biotechnology)	2,043	326,247
Urban Edge Properties (REIT)	2,724	61,644
VCA Antech, Inc.* (Pharmaceuticals)	3,632	185,123
Vectren Corp. (Gas)	2,043	88,196
VeriFone Systems, Inc.* (Computers)	5,221	186,755
Vista Outdoor, Inc.* (Retail)	1,135	49,668
W.R. Berkley Corp. (Insurance)	2,043	100,087
Wabtec Corp. (Machinery-Diversified)	4,313	405,638
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,816	89,565
Waste Connections, Inc. (Environmental Control)	3,405	161,431
Weingarten Realty Investors (REIT)	4,994	163,603
Werner Enterprises, Inc. (Transportation)	908	24,398
WEX, Inc.* (Commercial Services)	1,816	204,681
Whitewave Foods Co.* (Food)	7,945	349,342
Williams-Sonoma, Inc. (Retail)	3,859	283,752
Windstream Holdings, Inc. (Telecommunications)	2,724	31,816
Woodward, Inc. (Electronics)	1,589	74,762
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	2,270	209,021
TOTAL COMMON STOCKS (Cost $33,792,062)		37,430,393

TOTAL INVESTMENT SECURITIES (Cost $33,792,062) - 99.9%		37,430,393
Net other assets (liabilities) - 0.1%		26,128

NET ASSETS - 100.0%		$37,456,521

*          Non-income producing security

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$386,377	1.0%
Airlines	620,418	1.7%
Apparel	366,936	1.0%
Banks	774,758	2.1%
Beverages	112,501	0.3%
Biotechnology	467,541	1.2%
Building Materials	522,168	1.4%
Chemicals	1,190,104	3.2%
Commercial Services	2,109,584	5.6%
Computers	1,146,820	3.1%
Distribution/Wholesale	374,838	1.0%
Diversified Financial Services	897,454	2.4%
Electric	112,617	0.3%
Electrical Components & Equipment	757,917	2.0%
Electronics	1,240,071	3.3%
Energy - Alternate Sources	172,429	0.5%
Entertainment	106,447	0.3%
Environmental Control	192,580	0.5%
Food	828,509	2.2%
Gas	564,356	1.5%
Hand/Machine Tools	121,418	0.3%
Healthcare - Products	2,242,156	6.0%
Healthcare - Services	710,987	1.9%
Home Builders	640,224	1.7%
Home Furnishings	165,919	0.4%
Household Products/Wares	479,065	1.3%
Housewares	58,575	0.2%
Insurance	966,166	2.6%
Internet	72,458	0.2%
Leisure Time	897,799	2.4%
Machinery-Diversified	1,270,083	3.4%
Media	555,878	1.5%
Mining	197,390	0.5%
Miscellaneous Manufacturing	819,454	2.2%
Office Furnishings	52,936	0.1%
Oil & Gas	82,333	0.2%
Oil & Gas Services	503,997	1.3%
Packaging & Containers	314,123	0.8%
Pharmaceuticals	546,593	1.5%
Real Estate	421,961	1.1%
REIT	5,068,263	13.6%
Retail	3,276,261	8.7%
Semiconductors	408,405	1.1%
Shipbuilding	119,484	0.3%
Software	2,225,211	5.9%
Telecommunications	1,078,793	2.9%
Transportation	1,006,529	2.7%
Trucking & Leasing	61,744	0.2%
Water	121,763	0.3%
Other **	26,128	0.1%
Total	$37,456,521	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (99.6%)
8x8, Inc.* (Internet)	2,590	$22,610
A.M. Castle & Co.* (Metal Fabricate/Hardware)	888	3,481
AAR Corp. (Aerospace/Defense)	1,998	60,420
ABM Industries, Inc. (Commercial Services)	2,738	87,752
Acadia Realty Trust (REIT)	1,332	41,159
Aceto Corp. (Chemicals)	740	14,341
Acorda Therapeutics, Inc.* (Biotechnology)	814	24,477
Actuant Corp. - Class A (Miscellaneous Manufacturing)	3,182	75,795
ADTRAN, Inc. (Telecommunications)	2,738	45,478
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,998	48,871
Aegion Corp.* (Engineering & Construction)	1,924	35,440
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	1,776	34,916
Aeropostale, Inc.* (Retail)	4,070	12,576
Aerovironment, Inc.* (Aerospace/Defense)	1,036	26,522
Agilysys, Inc.* (Computers)	444	4,178
Agree Realty Corp. (REIT)	444	13,666
Air Methods Corp.* (Healthcare - Services)	814	37,200
AK Steel Holding Corp.* (Iron/Steel)	9,250	46,990
Albany International Corp. - Class A (Machinery-Diversified)	814	31,909
ALLETE, Inc. (Electric)	2,146	107,944
Almost Family, Inc.* (Healthcare - Services)	444	19,216
Amedisys, Inc.* (Healthcare - Services)	888	24,695
American Equity Investment Life Holding Co. (Insurance)	2,146	57,835
American Public Education, Inc.* (Commercial Services)	518	14,447
American Science & Engineering, Inc. (Electronics)	370	13,845
American States Water Co. (Water)	740	28,409
American Vanguard Corp. (Chemicals)	1,332	14,532
American Woodmark Corp.* (Home Furnishings)	222	11,255
Amerisafe, Inc. (Insurance)	444	20,064
AmSurg Corp.* (Healthcare - Services)	962	60,337
Analogic Corp. (Healthcare - Products)	666	56,277
AngioDynamics, Inc.* (Healthcare - Products)	1,332	22,231
ANI Pharmaceuticals, Inc.* (Biotechnology)	148	9,025
Anixter International, Inc.* (Telecommunications)	1,406	99,263
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,146	89,639
Approach Resources, Inc.* (Oil & Gas)	1,036	9,086
Arch Coal, Inc.* (Coal)	11,026	10,742
Arctic Cat, Inc. (Leisure Time)	666	23,636
Astec Industries, Inc. (Machinery - Construction & Mining)	962	40,481
Astoria Financial Corp. (Savings & Loans)	4,588	60,423
Atlantic Tele-Network, Inc. (Telecommunications)	518	34,198
Atlas Air Worldwide Holdings, Inc.* (Transportation)	1,258	61,315
Avista Corp. (Electric)	2,960	96,555
B&G Foods, Inc. - Class A (Food)	1,332	40,493
Badger Meter, Inc. (Electronics)	222	13,813
Banner Corp. (Banks)	518	23,424
Barnes & Noble, Inc.* (Retail)	2,368	51,859
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,516	100,892
Basic Energy Services, Inc.* (Oil & Gas Services)	1,776	18,097
BBCN Bancorp, Inc. (Banks)	4,144	58,803
Benchmark Electronics, Inc.* (Electronics)	2,738	64,425
Big 5 Sporting Goods Corp. (Retail)	962	13,122
Biglari Holdings, Inc.* (Retail)	74	27,048
Bill Barrett Corp.* (Oil & Gas)	2,590	30,044
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	592	19,607
Black Box Corp. (Telecommunications)	814	16,199
Blucora, Inc.* (Internet)	2,146	29,336
Blue Nile, Inc.* (Internet)	296	8,054
Bob Evans Farms, Inc. (Retail)	740	31,835
Boise Cascade Co.* (Building Materials)	1,036	35,949
Bonanza Creek Energy, Inc.* (Oil & Gas)	814	22,434
Bottomline Technologies, Inc.* (Software)	1,036	27,723
Boyd Gaming Corp.* (Lodging)	4,070	53,724
Brady Corp. - Class A (Electronics)	2,442	65,030
Briggs & Stratton Corp. (Machinery-Diversified)	2,368	46,294
Bristow Group, Inc. (Oil & Gas Services)	1,776	110,342
Brookline Bancorp, Inc. (Savings & Loans)	1,850	19,925
Brooks Automation, Inc. (Semiconductors)	3,478	37,423
Brown Shoe Co., Inc. (Retail)	1,258	37,363
Cabot Microelectronics Corp.* (Semiconductors)	666	31,502
CACI International, Inc.* - Class A (Computers)	1,258	111,005
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	888	10,985
Calamp Corp.* (Telecommunications)	666	13,127
Calgon Carbon Corp. (Chemicals)	1,480	32,841
Callaway Golf Co. (Leisure Time)	3,996	38,682
Capella Education Co. (Commercial Services)	222	11,995
Capstead Mortgage Corp. (REIT)	4,958	57,761
CARBO Ceramics, Inc. (Oil & Gas Services)	1,036	45,822
Cardinal Financial Corp. (Banks)	814	16,793
Career Education Corp.* (Commercial Services)	3,108	13,054
Casey’s General Stores, Inc. (Retail)	1,998	164,196
Cash America International, Inc. (Retail)	1,480	38,362
CDI Corp. (Commercial Services)	740	10,094
Cedar Realty Trust, Inc. (REIT)	1,184	8,276
Celadon Group, Inc. (Transportation)	1,110	28,682
Central Garden & Pet Co.* - Class A (Household Products/Wares)	2,220	21,756
Central Pacific Financial Corp. (Banks)	1,406	32,197

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
CEVA, Inc.* (Semiconductors)	518		$10,723
Checkpoint Systems, Inc. (Electronics)	2,146		22,233
Christopher & Banks Corp.* (Retail)	1,036		6,154
CIBER, Inc.* (Computers)	3,700		13,061
Cincinnati Bell, Inc.* (Telecommunications)	4,588		15,737
CIRCOR International, Inc. (Metal Fabricate/Hardware)	888		48,520
Cirrus Logic, Inc.* (Semiconductors)	1,332		44,995
City Holding Co. (Banks)	814		37,420
Clearwater Paper Corp.* (Forest Products & Paper)	518		33,136
Cloud Peak Energy, Inc.* (Coal)	3,182		20,651
Coherent, Inc.* (Electronics)	1,258		75,480
Cohu, Inc. (Semiconductors)	1,332		13,946
Columbia Banking System, Inc. (Banks)	1,554		46,154
Comfort Systems USA, Inc. (Engineering & Construction)	1,924		39,808
Community Bank System, Inc. (Banks)	2,146		75,003
Computer Programs & Systems, Inc. (Software)	222		11,617
Comstock Resources, Inc. (Oil & Gas)	2,294		12,319
Comtech Telecommunications Corp. (Telecommunications)	444		12,832
CONMED Corp. (Healthcare - Products)	814		40,887
Contango Oil & Gas Co.* (Oil & Gas)	814		20,407
CorVel Corp.* (Commercial Services)	222		7,934
Cracker Barrel Old Country Store, Inc. (Retail)	518		68,625
Crocs, Inc.* (Apparel)	4,070		53,723
Cross Country Healthcare, Inc.* (Commercial Services)	814		9,035
CryoLife, Inc. (Healthcare - Products)	666		6,793
CSG Systems International, Inc. (Software)	1,776		51,717
CTS Corp. (Electronics)	1,702		30,534
Cubic Corp. (Aerospace/Defense)	1,110		55,034
CVB Financial Corp. (Banks)	2,738		42,850
Cyberonics, Inc.* (Healthcare - Products)	518		31,551
Daktronics, Inc. (Home Furnishings)	2,072		22,233
Darling International, Inc.* (Food)	8,584		117,256
Diamond Foods, Inc.* (Food)	740		20,750
Digi International, Inc.* (Software)	1,258		12,706
Dime Community Bancshares, Inc. (Savings & Loans)	1,554		24,740
DineEquity, Inc. (Retail)	370		35,679
Diodes, Inc.* (Semiconductors)	740		19,773
Dorman Products, Inc.* (Auto Parts & Equipment)	518		24,258
Drew Industries, Inc. (Building Materials)	518		29,355
DSP Group, Inc.* (Semiconductors)	518		5,895
DXP Enterprises, Inc.* (Machinery-Diversified)	666		30,003
Dycom Industries, Inc.* (Engineering & Construction)	814		37,428
EastGroup Properties, Inc. (REIT)	592		33,862
Ebix, Inc. (Software)	814		22,214
Echo Global Logistics, Inc.* (Transportation)	296		8,554
Education Realty Trust, Inc. (REIT)	—	†	—	§
eHealth, Inc.* (Insurance)	444		5,443
El Paso Electric Co. (Electric)	2,072		77,099
Electro Scientific Industries, Inc. (Electronics)	962		5,483
EMCOR Group, Inc. (Engineering & Construction)	3,256		145,314
Emergent Biosolutions, Inc.* (Biotechnology)	518		15,379
Employers Holdings, Inc. (Insurance)	1,628		39,739
Encore Capital Group, Inc.* (Diversified Financial Services)	518		20,948
Encore Wire Corp. (Electrical Components & Equipment)	962		43,300
EnerSys (Electrical Components & Equipment)	2,294		155,763
Engility Holdings, Inc.* (Computers)	888		24,749
EnPro Industries, Inc. (Miscellaneous Manufacturing)	666		42,631
EPIQ Systems, Inc. (Software)	666		11,928
EPR Properties (REIT)	1,406		81,084
Era Group, Inc.* (Transportation)	518		11,489
ESCO Technologies, Inc. (Electronics)	740		27,158
Ethan Allen Interiors, Inc. (Home Furnishings)	1,332		32,261
Evercore Partners, Inc. - Class A (Diversified Financial Services)	888		42,837
Exar Corp.* (Semiconductors)	1,406		13,877
ExlService Holdings, Inc.* (Computers)	666		22,930
Exponent, Inc. (Engineering & Construction)	296		26,229
Exterran Holdings, Inc. (Oil & Gas Services)	3,552		131,672
EZCORP, Inc.* - Class A (Retail)	2,516		23,147
F.N.B. Corp. (Banks)	8,954		118,820
Fabrinet* (Miscellaneous Manufacturing)	1,554		28,143
FARO Technologies, Inc.* (Electronics)	370		14,737
Federal Signal Corp. (Miscellaneous Manufacturing)	1,628		25,592
Financial Engines, Inc. (Diversified Financial Services)	1,036		43,688
First Bancorp* (Banks)	5,402		32,466
First Cash Financial Services, Inc.* (Retail)	518		25,040
First Commonwealth Financial Corp. (Banks)	2,738		24,697
First Financial Bancorp (Banks)	3,182		54,921
First Financial Bankshares, Inc. (Banks)	1,480		42,861
Forestar Group, Inc.* (Real Estate)	1,776		26,214
Forrester Research, Inc. (Commercial Services)	222		7,723
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,110		40,138
Franklin Street Properties Corp. (REIT)	2,368		27,966
Fred’s, Inc. - Class A (Retail)	1,776		29,961
FTD Cos., Inc.* (Internet)	370		10,560

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fuller (H.B.) Co. (Chemicals)	1,480	$61,820
FutureFuel Corp. (Energy-Alternate Sources)	1,184	12,870
FXCM, Inc. (Diversified Financial Services)	2,220	4,462
G & K Services, Inc. - Class A (Textiles)	518	36,571
General Cable Corp. (Electrical Components & Equipment)	2,516	41,036
Genesco, Inc.* (Retail)	1,258	85,028
Geospace Technologies Corp.* (Oil & Gas Services)	666	14,386
Getty Realty Corp. (REIT)	1,332	23,137
Gibraltar Industries, Inc.* (Building Materials)	1,480	24,509
Glatfelter (Forest Products & Paper)	2,220	55,056
Globe Specialty Metals, Inc. (Mining)	1,702	33,904
Government Properties Income Trust (REIT)	3,626	75,566
Greatbatch, Inc.* (Healthcare - Products)	518	27,931
Green Dot Corp.* - Class A (Commercial Services)	1,258	20,254
Green Plains Renewable Energy (Energy-Alternate Sources)	1,776	55,305
Greenhill & Co., Inc. (Diversified Financial Services)	666	26,340
Griffon Corp. (Building Materials)	2,146	36,074
Group 1 Automotive, Inc. (Retail)	592	46,756
Gulf Island Fabrication, Inc. (Oil & Gas Services)	666	8,785
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	1,332	19,993
Haemonetics Corp.* (Healthcare - Products)	1,332	53,986
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,850	41,329
Hanmi Financial Corp. (Banks)	1,628	34,644
Harmonic, Inc.* (Telecommunications)	4,588	32,162
Harte-Hanks, Inc. (Advertising)	2,220	15,074
Haverty Furniture Cos., Inc. (Retail)	1,036	22,233
Hawkins, Inc. (Chemicals)	518	20,435
Haynes International, Inc. (Metal Fabricate/Hardware)	666	29,617
Healthways, Inc.* (Healthcare - Services)	1,850	32,190
Heartland Payment Systems, Inc. (Commercial Services)	592	30,133
Heidrick & Struggles International, Inc. (Commercial Services)	888	21,365
Hibbett Sports, Inc.* (Retail)	740	34,632
Horace Mann Educators Corp. (Insurance)	2,146	72,900
Hornbeck Offshore Services, Inc.* (Transportation)	1,628	37,200
Hub Group, Inc.* - Class A (Transportation)	1,776	70,863
ICU Medical, Inc.* (Healthcare - Products)	296	24,974
II-VI, Inc.* (Electronics)	2,664	47,393
Independent Bank Corp. (Banks)	814	33,960
Infinity Property & Casualty Corp. (Insurance)	592	43,897
Innophos Holdings, Inc. (Chemicals)	592	31,281
Insight Enterprises, Inc.* (Computers)	2,072	59,301
Insperity, Inc. (Commercial Services)	1,184	57,021
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	666	39,147
Inter Parfums, Inc. (Cosmetics/Personal Care)	888	26,800
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	3,034	103,004
Interactive Intelligence Group, Inc.* (Software)	370	16,273
Interface, Inc. (Office Furnishings)	3,478	75,577
Interval Leisure Group, Inc. (Leisure Time)	962	23,848
Intrepid Potash, Inc.* (Chemicals)	2,886	36,162
Invacare Corp. (Healthcare - Products)	1,480	29,704
Investment Technology Group, Inc.* (Diversified Financial Services)	1,776	50,598
ION Geophysical Corp.* (Oil & Gas Services)	6,660	15,185
IPC The Hospitalist Co.* (Healthcare - Services)	888	43,441
Iridium Communications, Inc.* (Telecommunications)	2,664	27,093
iRobot Corp.* (Home Furnishings)	740	23,991
Ixia* (Telecommunications)	1,998	23,936
John Bean Technologies Corp. (Miscellaneous Manufacturing)	888	34,268
Kaiser Aluminum Corp. (Mining)	888	71,368
Kaman Corp. - Class A (Aerospace/Defense)	1,406	58,644
Kelly Services, Inc. - Class A (Commercial Services)	1,554	25,517
Kindred Healthcare, Inc. (Healthcare - Services)	4,144	95,105
Kirkland’s, Inc.* (Retail)	740	17,568
Kite Realty Group Trust (REIT)	4,366	114,390
Kopin Corp.* (Semiconductors)	1,924	6,388
Koppers Holdings, Inc. (Chemicals)	1,036	23,289
Korn/Ferry International (Commercial Services)	1,406	44,331
Kraton Performance Polymers, Inc.* (Chemicals)	1,628	36,695
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,996	60,379
Laclede Group, Inc. (Gas)	2,220	115,285
Landauer, Inc. (Commercial Services)	222	7,162
La-Z-Boy, Inc. (Home Furnishings)	2,664	69,823
LegacyTexas Financial Group, Inc. (Banks)	1,036	26,366
Lexington Realty Trust (REIT)	4,144	38,415
LHC Group, Inc.* (Healthcare - Services)	666	21,352
Lindsay Manufacturing Co. (Machinery-Diversified)	222	17,580
Liquidity Services, Inc.* (Internet)	1,258	11,775
Lithia Motors, Inc. - Class A (Retail)	592	59,040
Littelfuse, Inc. (Electrical Components & Equipment)	444	43,508
LivePerson, Inc.* (Software)	888	8,347

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,036	$43,937
LTC Properties, Inc. (REIT)	740	32,160
Lumber Liquidators Holdings, Inc.* (Retail)	666	18,308
Luminex Corp.* (Healthcare - Products)	814	12,633
Lumos Networks Corp. (Telecommunications)	1,036	14,649
M/I Schottenstein Homes, Inc.* (Home Builders)	1,258	28,380
Magellan Health Services, Inc.* (Healthcare - Services)	1,406	89,000
ManTech International Corp. - Class A (Software)	1,258	36,771
Marcus Corp. (Lodging)	962	18,634
MarineMax, Inc.* (Retail)	592	13,071
MarketAxess Holdings, Inc. (Diversified Financial Services)	666	57,176
Masimo Corp.* (Healthcare - Products)	962	32,477
Materion Corp. (Mining)	1,036	41,429
Matrix Service Co.* (Oil & Gas Services)	1,406	30,890
Matthews International Corp. - Class A (Commercial Services)	814	39,503
Meadowbrook Insurance Group, Inc. (Insurance)	2,442	20,855
MedAssets, Inc.* (Software)	1,406	28,457
Medidata Solutions, Inc.* (Software)	1,110	59,308
Medifast, Inc.* (Commercial Services)	296	8,880
Mercury Computer Systems, Inc.* (Computers)	1,702	23,505
Meridian Bioscience, Inc. (Healthcare - Products)	1,184	20,980
Merit Medical Systems, Inc.* (Healthcare - Products)	2,294	44,527
Micrel, Inc. (Semiconductors)	814	11,070
Microsemi Corp.* (Semiconductors)	1,998	66,652
MKS Instruments, Inc. (Semiconductors)	1,554	54,095
Mobile Mini, Inc. (Storage/Warehousing)	1,184	45,631
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,332	23,243
Monarch Casino & Resort, Inc.* (Lodging)	296	5,417
Monotype Imaging Holdings, Inc. (Software)	814	26,382
Monro Muffler Brake, Inc. (Commercial Services)	666	39,886
Monster Worldwide, Inc.* (Commercial Services)	4,736	27,895
Montpelier Re Holdings, Ltd. (Insurance)	888	33,842
Moog, Inc.* - Class A (Aerospace/Defense)	1,184	82,737
Movado Group, Inc. (Retail)	962	28,167
MTS Systems Corp. (Computers)	370	26,115
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,702	59,638
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,258	20,342
Nanometrics, Inc.* (Semiconductors)	814	12,584
National Penn Bancshares, Inc. (Banks)	7,252	75,421
National Presto Industries, Inc. (Aerospace/Defense)	222	13,893
Navigant Consulting Co.* (Commercial Services)	2,516	36,381
NBT Bancorp, Inc. (Banks)	2,294	55,400
Neogen Corp.* (Pharmaceuticals)	740	32,960
NETGEAR, Inc.* (Telecommunications)	1,776	53,759
New Jersey Resources Corp. (Gas)	2,294	69,990
Newpark Resources, Inc.* (Oil & Gas Services)	4,366	44,795
Newport Corp.* (Electronics)	2,072	39,513
NIC, Inc. (Internet)	1,184	20,128
Northern Oil & Gas, Inc.* (Oil & Gas)	2,960	26,167
Northwest Bancshares, Inc. (Savings & Loans)	4,884	60,122
Northwest Natural Gas Co. (Gas)	1,406	65,660
NorthWestern Corp. (Electric)	1,258	65,529
Nutrisystem, Inc. (Commercial Services)	814	15,507
NuVasive, Inc.* (Healthcare - Products)	1,036	46,340
OFG Bancorp (Banks)	2,294	32,322
Old National Bancorp (Banks)	5,624	76,824
Olympic Steel, Inc. (Metal Fabricate/Hardware)	444	4,862
OM Group, Inc. (Chemicals)	1,554	46,682
Orion Marine Group, Inc.* (Engineering & Construction)	814	6,854
Oritani Financial Corp. (Savings & Loans)	888	13,231
OSI Systems, Inc.* (Electronics)	518	34,815
Oxford Industries, Inc. (Apparel)	370	29,397
Paragon Offshore PLC (Oil & Gas)	4,366	7,902
Park Electrochemical Corp. (Electronics)	592	12,858
Parkway Properties, Inc. (REIT)	1,924	31,303
PDC Energy, Inc.* (Oil & Gas)	2,072	117,565
Penn Virginia Corp.* (Oil & Gas)	3,700	24,716
Pennsylvania REIT (REIT)	1,332	30,117
Perficient, Inc.* (Internet)	888	18,319
Pericom Semiconductor Corp. (Semiconductors)	444	5,559
Perry Ellis International, Inc.* (Apparel)	592	14,161
PetMed Express, Inc. (Retail)	1,036	16,400
PharMerica Corp.* (Pharmaceuticals)	1,554	44,537
Piedmont Natural Gas Co., Inc. (Gas)	2,220	83,117
Pioneer Energy Services Corp.* (Oil & Gas Services)	3,330	24,808
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	444	22,400
Plexus Corp.* (Electronics)	1,776	76,457
Powell Industries, Inc. (Electrical Components & Equipment)	518	17,192
Power Integrations, Inc. (Semiconductors)	740	36,623
ProAssurance Corp. (Insurance)	2,886	129,725
Progress Software Corp.* (Software)	1,184	31,258
Providence Service Corp.* (Commercial Services)	296	12,586
Provident Financial Services, Inc. (Savings & Loans)	2,812	50,616

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PS Business Parks, Inc. (REIT)	370	$28,250
QLogic Corp.* (Semiconductors)	4,514	66,355
Quaker Chemical Corp. (Chemicals)	370	30,791
Quality Systems, Inc. (Software)	1,406	21,927
Quanex Building Products Corp. (Building Materials)	1,776	34,277
Quiksilver, Inc.* (Apparel)	6,438	10,687
QuinStreet, Inc.* (Internet)	1,332	7,233
Rayonier Advanced Materials, Inc. (Chemicals)	2,220	37,096
Red Robin Gourmet Burgers, Inc.* (Retail)	740	55,567
Regis Corp.* (Retail)	2,294	37,897
Republic Airways Holdings, Inc.* (Airlines)	1,998	24,456
Resources Connection, Inc. (Commercial Services)	1,924	30,322
Rex Energy Corp.* (Oil & Gas)	2,590	12,950
RLI Corp. (Insurance)	1,110	55,123
Roadrunner Transportation Systems, Inc.* (Transportation)	1,406	34,405
Rofin-Sinar Technologies, Inc.* (Electronics)	1,480	35,017
Rogers Corp.* (Electronics)	518	37,664
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,628	61,294
Ruby Tuesday, Inc.* (Retail)	3,182	23,165
Rudolph Technologies, Inc.* (Semiconductors)	1,702	21,837
Ruth’s Hospitality Group, Inc. (Retail)	962	13,997
S&T Bancorp, Inc. (Banks)	1,480	39,812
Safety Insurance Group, Inc. (Insurance)	666	38,728
Sanderson Farms, Inc. (Food)	518	38,912
Sanmina Corp.* (Electronics)	4,292	87,256
ScanSource, Inc.* (Distribution/Wholesale)	1,480	58,978
Scholastic Corp. (Media)	1,406	57,140
Schulman (A.), Inc. (Chemicals)	1,480	62,826
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,554	68,702
SEACOR Holdings, Inc.* (Oil & Gas Services)	888	64,522
Select Medical Holdings Corp. (Healthcare - Services)	2,220	32,301
Selective Insurance Group, Inc. (Insurance)	2,960	79,742
Seneca Foods Corp.* - Class A (Food)	370	10,663
Simmons First National Corp. - Class A (Banks)	370	16,188
Simpson Manufacturing Co., Inc. (Building Materials)	1,184	38,812
Sizmek, Inc.* (Advertising)	1,184	8,241
SkyWest, Inc. (Airlines)	2,664	36,363
Sonic Automotive, Inc. - Class A (Retail)	1,702	39,742
South Jersey Industries, Inc. (Gas)	1,776	93,684
Southside Bancshares, Inc. (Banks)	592	16,173
Southwest Gas Corp. (Gas)	2,442	134,309
SpartanNash Co. (Food)	1,998	60,280
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,776	10,034
Spok Holdings, Inc. (Telecommunications)	1,110	20,896
Stage Stores, Inc. (Retail)	1,628	31,437
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,110	41,958
Standex International Corp. (Miscellaneous Manufacturing)	222	17,953
Stein Mart, Inc. (Retail)	1,480	17,508
Stepan Co. (Chemicals)	962	48,995
Sterling Bancorp (Savings & Loans)	4,662	60,513
Steven Madden, Ltd.* (Apparel)	1,110	43,312
Stewart Information Services Corp. (Insurance)	1,110	40,515
Stillwater Mining Co.* (Mining)	3,478	46,710
Stone Energy Corp.* (Oil & Gas)	2,886	49,264
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	444	24,336
Summit Hotel Properties, Inc. (REIT)	2,146	28,263
SunCoke Energy, Inc. (Coal)	3,478	60,970
Superior Industries International, Inc. (Auto Parts & Equipment)	1,184	22,022
SurModics, Inc.* (Healthcare - Products)	296	7,465
Susquehanna Bancshares, Inc. (Banks)	9,472	127,304
Swift Energy Co.* (Oil & Gas)	2,294	6,928
Sykes Enterprises, Inc.* (Computers)	1,998	50,010
SYNNEX Corp. (Software)	1,480	113,220
Talmer Bancorp, Inc. - Class A (Banks)	1,258	19,348
Tangoe, Inc.* (Software)	1,110	15,185
TeleTech Holdings, Inc. (Computers)	888	23,035
Tennant Co. (Machinery-Diversified)	444	28,545
Tesco Corp. (Oil & Gas Services)	1,850	23,791
TETRA Tech, Inc. (Environmental Control)	3,182	86,264
TETRA Technologies, Inc.* (Oil & Gas Services)	4,144	29,920
Texas Capital Bancshares, Inc.* (Banks)	740	38,968
The Andersons, Inc. (Agriculture)	1,406	60,022
The Brink’s Co. (Commercial Services)	2,516	66,599
The Buckle, Inc. (Retail)	740	33,152
The Cato Corp. - Class A (Retail)	666	26,200
The Children’s Place Retail Stores, Inc. (Retail)	1,110	67,333
The Finish Line, Inc. - Class A (Retail)	1,184	29,044
The Geo Group, Inc. (REIT)	1,702	66,378
The Medicines Co.* (Biotechnology)	1,998	51,170
The Men’s Wearhouse, Inc. (Retail)	2,368	134,004
The Navigators Group, Inc.* (Insurance)	592	46,206
The Pep Boys - Manny, Moe & Jack* (Retail)	2,812	25,758
Titan International, Inc. (Auto Parts & Equipment)	2,812	29,217
Tompkins Financial Corp. (Banks)	592	30,873
Tredegar Corp. (Miscellaneous Manufacturing)	1,332	27,266
TrueBlue, Inc.* (Commercial Services)	2,146	61,762
TrustCo Bank Corp. (Banks)	4,958	33,070
TTM Technologies, Inc.* (Electronics)	2,812	26,292
UIL Holdings Corp. (Electric)	2,960	147,645
Ultratech Stepper, Inc.* (Semiconductors)	962	19,202

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UMB Financial Corp. (Banks)	1,998	$99,480
Unifi, Inc.* (Apparel)	740	26,115
UniFirst Corp. (Textiles)	444	50,274
United Bankshares, Inc. (Banks)	1,998	75,085
United Community Banks, Inc. (Banks)	2,368	44,068
United Fire Group, Inc. (Insurance)	1,110	33,156
United Insurance Holdings Corp. (Insurance)	222	3,692
United Stationers, Inc. (Distribution/Wholesale)	1,998	81,139
Universal Corp. (Agriculture)	1,184	55,684
Universal Forest Products, Inc. (Building Materials)	1,036	57,311
Universal Technical Institute, Inc. (Commercial Services)	1,110	9,380
Urstadt Biddle Properties - Class A (REIT)	592	12,284
UTI Worldwide, Inc.* (Transportation)	4,736	42,766
Vascular Solutions, Inc.* (Healthcare - Products)	222	7,117
Veeco Instruments, Inc.* (Semiconductors)	1,184	34,940
Veritiv Corp.* (Forest Products & Paper)	444	17,645
Viad Corp. (Commercial Services)	1,036	27,527
Vicor Corp.* (Electrical Components & Equipment)	444	6,771
Virtus Investment Partners, Inc. (Diversified Financial Services)	148	19,776
Vitamin Shoppe, Inc.* (Retail)	888	37,189
VOXX International Corp.* (Home Furnishings)	1,036	9,873
WageWorks, Inc.* (Diversified Financial Services)	888	44,755
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	592	11,331
Watts Water Technologies, Inc. - Class A (Electronics)	814	44,404
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,702	15,863
WD-40 Co. (Household Products/Wares)	296	23,964
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,554	82,797
Westamerica Bancorp (Banks)	814	35,450
Wilshire Bancorp, Inc. (Banks)	3,626	38,254
Wintrust Financial Corp. (Banks)	2,442	119,023
World Acceptance Corp.* (Diversified Financial Services)	222	18,786
XO Group, Inc.* (Internet)	592	9,626
Zep, Inc. (Chemicals)	1,184	23,538
TOTAL COMMON STOCKS
(Cost $14,839,271)		17,551,524

	Principal Amount	Value
Repurchase Agreements(a)(0.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $88,000	$88,000	$88,000

TOTAL REPURCHASE AGREEMENTS (Cost $88,000)		88,000

TOTAL INVESTMENT SECURITIES (Cost $14,927,271) - 100.1%		17,639,524
Net other assets (liabilities) - (0.1)%		(16,945)

NET ASSETS - 100.0%		$17,622,579

§	Amount is less than $0.50.
†	Number of shares is less than 0.50
*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Advertising	$23,314	0.1%
Aerospace/Defense	332,166	1.9%
Agriculture	115,706	0.7%
Airlines	60,819	0.3%
Apparel	177,395	1.0%
Auto Parts & Equipment	117,455	0.7%
Banks	1,674,441	9.4%
Biotechnology	133,328	0.8%
Building Materials	256,287	1.5%
Chemicals	521,325	3.0%
Coal	92,362	0.5%
Commercial Services	744,046	4.2%
Computers	357,888	2.0%
Cosmetics/Personal Care	26,800	0.2%
Distribution/Wholesale	140,117	0.8%
Diversified Financial Services	465,755	2.6%
Electric	494,772	2.8%
Electrical Components & Equipment	356,440	2.0%
Electronics	774,407	4.4%
Energy-Alternate Sources	68,175	0.4%
Engineering & Construction	291,073	1.7%
Environmental Control	86,264	0.5%
Food	288,355	1.6%
Forest Products & Paper	190,402	1.1%
Gas	562,046	3.2%
Hand/Machine Tools	40,138	0.2%
Healthcare - Products	629,147	3.6%
Healthcare - Services	474,444	2.7%
Home Builders	28,380	0.2%
Home Furnishings	169,436	1.0%
Household Products/Wares	45,720	0.3%
Insurance	721,462	4.1%
Internet	137,641	0.8%
Iron/Steel	46,990	0.3%
Leisure Time	86,166	0.5%
Lodging	77,775	0.4%
Machinery - Construction & Mining	40,481	0.2%
Machinery-Diversified	243,970	1.4%
Media	57,140	0.3%
Metal Fabricate/Hardware	207,412	1.2%
Mining	193,412	1.1%
Miscellaneous Manufacturing	441,154	2.5%
Office Furnishings	75,577	0.4%
Oil & Gas	339,781	1.9%
Oil & Gas Services	583,010	3.3%
Pharmaceuticals	77,497	0.4%
Real Estate	26,214	0.1%
REIT	744,036	4.2%
Retail	1,478,163	8.3%
Savings & Loans	289,570	1.6%
Semiconductors	573,819	3.3%
Software	495,032	2.8%
Storage/Warehousing	45,631	0.3%
Telecommunications	409,329	2.3%
Textiles	86,845	0.5%
Thrifts & Mortgage Finance	11,331	0.1%
Transportation	295,274	1.7%
Water	28,409	0.2%
Other **	71,055	0.4%
Total	$17,622,579	100.0%

See accompanying notes to schedules of portfolio investments.

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (101.5%)
8x8, Inc.* (Internet)	5,448	$47,561
AAON, Inc. (Building Materials)	5,448	130,589
Abaxis, Inc. (Healthcare - Products)	2,724	174,336
ABIOMED, Inc.* (Healthcare - Products)	4,994	315,721
Acadia Realty Trust (REIT)	5,902	182,372
Aceto Corp. (Chemicals)	1,816	35,194
Acorda Therapeutics, Inc.* (Biotechnology)	3,632	109,214
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	4,086	80,331
Affymetrix, Inc.* (Healthcare - Products)	9,988	121,154
Agilysys, Inc.* (Computers)	908	8,544
Agree Realty Corp. (REIT)	1,362	41,922
Air Methods Corp.* (Healthcare - Services)	2,724	124,487
Albany International Corp. - Class A (Machinery-Diversified)	1,816	71,187
Albany Molecular Research, Inc.* (Commercial Services)	3,178	57,395
Allegiant Travel Co. (Airlines)	1,816	279,228
Amedisys, Inc.* (Healthcare - Services)	2,270	63,129
American Assets Trust, Inc. (REIT)	4,994	198,761
American Equity Investment Life Holding Co. (Insurance)	4,994	134,588
American Public Education, Inc.* (Commercial Services)	908	25,324
American States Water Co. (Water)	3,178	122,003
American Woodmark Corp.* (Home Furnishings)	1,362	69,053
Amerisafe, Inc. (Insurance)	1,362	61,549
AMN Healthcare Services, Inc.* (Commercial Services)	6,356	144,980
AmSurg Corp.* (Healthcare - Services)	4,086	256,274
ANI Pharmaceuticals, Inc.* (Biotechnology)	908	55,370
Anika Therapeutics, Inc.* (Pharmaceuticals)	1,816	61,962
Apogee Enterprises, Inc. (Building Materials)	4,086	215,005
Approach Resources, Inc.* (Oil & Gas)	2,270	19,908
ArcBest Corp. (Transportation)	3,178	113,455
Associated Estates Realty Corp. (REIT)	7,718	219,963
AZZ, Inc. (Miscellaneous Manufacturing)	3,632	168,489
B of I Holdings, Inc.* (Savings & Loans)	1,816	166,727
B&G Foods, Inc. - Class A (Food)	3,632	110,413
Badger Meter, Inc. (Electronics)	1,362	84,744
Balchem Corp. (Chemicals)	4,086	214,189
Bank Mutual Corp. (Savings & Loans)	5,902	42,435
Bank of the Ozarks, Inc. (Banks)	9,534	369,537
Banner Corp. (Banks)	1,362	61,590
Bel Fuse, Inc. - Class B (Electronics)	1,362	27,962
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,816	60,146
BJ’s Restaurants, Inc.* (Retail)	2,724	127,483
Blackbaud, Inc. (Software)	6,356	321,168
Blue Nile, Inc.* (Internet)	908	24,707
Bob Evans Farms, Inc. (Retail)	1,362	58,593
Boise Cascade Co.* (Building Materials)	2,724	94,523
Bonanza Creek Energy, Inc.* (Oil & Gas)	3,178	87,586
Boston Private Financial Holdings, Inc. (Banks)	11,350	149,253
Bottomline Technologies, Inc.* (Software)	2,270	60,745
Brookline Bancorp, Inc. (Savings & Loans)	4,540	48,896
Brown Shoe Co., Inc. (Retail)	2,724	80,903
Cabot Microelectronics Corp.* (Semiconductors)	1,362	64,423
Calamp Corp.* (Telecommunications)	3,178	62,638
Calavo Growers, Inc. (Food)	2,270	114,976
Calgon Carbon Corp. (Chemicals)	3,178	70,520
Cal-Maine Foods, Inc. (Food)	4,086	182,685
Cambrex Corp.* (Biotechnology)	4,086	157,270
Cantel Medical Corp. (Healthcare - Products)	4,994	223,681
Capella Education Co. (Commercial Services)	908	49,059
Cardinal Financial Corp. (Banks)	2,270	46,830
Cardtronics, Inc.* (Commercial Services)	5,902	222,682
CareTrust REIT, Inc. (REIT)	3,632	45,364
Carrizo Oil & Gas, Inc.* (Oil & Gas)	6,356	354,220
Cedar Realty Trust, Inc. (REIT)	6,810	47,602
Century Aluminum Co.* (Mining)	6,810	87,781
CEVA, Inc.* (Semiconductors)	1,362	28,193
Chemed Corp. (Healthcare - Services)	2,270	261,618
Chesapeake Lodging Trust (REIT)	7,264	230,632
Christopher & Banks Corp.* (Retail)	2,270	13,484
Cincinnati Bell, Inc.* (Telecommunications)	16,344	56,060
Cirrus Logic, Inc.* (Semiconductors)	4,994	168,697
Clearwater Paper Corp.* (Forest Products & Paper)	1,362	87,127
Columbia Banking System, Inc. (Banks)	3,178	94,387
Computer Programs & Systems, Inc. (Software)	908	47,516
comScore, Inc.* (Internet)	4,540	237,715
Comtech Telecommunications Corp. (Telecommunications)	908	26,241
CONMED Corp. (Healthcare - Products)	1,816	91,218
Consolidated Communications Holdings, Inc. (Telecommunications)	6,356	133,921
CoreSite Realty Corp. (REIT)	2,724	130,970
CorVel Corp.* (Commercial Services)	454	16,226
Cousins Properties, Inc. (REIT)	27,694	269,740
Cracker Barrel Old Country Store, Inc. (Retail)	1,816	240,584
Cross Country Healthcare, Inc.* (Commercial Services)	1,816	20,158
CryoLife, Inc. (Healthcare - Products)	1,816	18,523
Curtiss-Wright Corp. (Aerospace/Defense)	6,356	464,369
CVB Financial Corp. (Banks)	5,902	92,366
Cyberonics, Inc.* (Healthcare - Products)	2,270	138,266
Cynosure, Inc.* - Class A (Healthcare - Products)	2,724	91,036
DealerTrack Holdings, Inc.* (Software)	5,902	232,008
Deltic Timber Corp. (Forest Products & Paper)	1,362	87,168
DepoMed, Inc.* (Pharmaceuticals)	8,172	190,081

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DHI Group, Inc.* (Internet Software & Services)	4,994	$37,954
Diamond Foods, Inc.* (Food)	1,816	50,921
DiamondRock Hospitality Co. (REIT)	27,240	369,374
DineEquity, Inc. (Retail)	1,362	131,338
Diodes, Inc.* (Semiconductors)	3,178	84,916
Dorman Products, Inc.* (Auto Parts & Equipment)	2,724	127,565
Drew Industries, Inc. (Building Materials)	1,816	102,913
DSP Group, Inc.* (Semiconductors)	1,362	15,500
DTS, Inc.* (Home Furnishings)	2,270	81,380
Dycom Industries, Inc.* (Engineering & Construction)	2,270	104,374
E.W. Scripps Co. - Class A (Media)	7,264	169,179
EastGroup Properties, Inc. (REIT)	2,724	155,813
Ebix, Inc. (Software)	1,816	49,559
Echo Global Logistics, Inc.* (Transportation)	1,816	52,482
Education Realty Trust, Inc. (REIT)	6,356	213,689
eHealth, Inc.* (Insurance)	1,362	16,698
Electro Scientific Industries, Inc. (Electronics)	908	5,176
Electronics for Imaging, Inc.* (Computers)	6,356	265,236
Emergent Biosolutions, Inc.* (Biotechnology)	2,724	80,876
Encore Capital Group, Inc.* (Diversified Financial Services)	1,816	73,439
Enova International, Inc.* (Diversified Financial Services)	3,632	67,228
EnPro Industries, Inc. (Miscellaneous Manufacturing)	1,816	116,242
EPIQ Systems, Inc. (Software)	2,270	40,656
EPR Properties (REIT)	4,086	235,640
Era Group, Inc.* (Transportation)	1,362	30,209
ESCO Technologies, Inc. (Electronics)	1,362	49,985
Evercore Partners, Inc. - Class A (Diversified Financial Services)	2,724	131,406
ExamWorks Group, Inc.* (Commercial Services)	4,540	185,913
Exar Corp.* (Semiconductors)	2,724	26,886
ExlService Holdings, Inc.* (Computers)	2,724	93,787
Exponent, Inc. (Engineering & Construction)	908	80,458
FARO Technologies, Inc.* (Electronics)	1,362	54,248
Federal Signal Corp. (Miscellaneous Manufacturing)	4,540	71,369
Financial Engines, Inc. (Diversified Financial Services)	4,086	172,307
First Cash Financial Services, Inc.* (Retail)	2,270	109,732
First Commonwealth Financial Corp. (Banks)	4,994	45,046
First Financial Bankshares, Inc. (Banks)	4,994	144,626
First Midwest Bancorp, Inc. (Banks)	10,442	178,558
Flotek Industries, Inc.* (Oil & Gas Services)	6,810	97,315
Forrester Research, Inc. (Commercial Services)	908	31,589
Forward Air Corp. (Transportation)	4,086	205,811
Francesca’s Holdings Corp.* (Retail)	5,902	99,921
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,270	82,083
Franklin Street Properties Corp. (REIT)	5,902	69,703
FTD Cos., Inc.* (Internet)	1,362	38,871
Fuller (H.B.) Co. (Chemicals)	2,724	113,781
G & K Services, Inc. - Class A (Textiles)	1,362	96,157
General Communication, Inc.* - Class A (Telecommunications)	4,086	64,804
Gentherm, Inc.* (Auto Parts & Equipment)	4,994	263,334
G-III Apparel Group, Ltd.* (Apparel)	2,724	302,854
Glacier Bancorp, Inc. (Banks)	9,988	263,084
Globe Specialty Metals, Inc. (Mining)	4,086	81,393
Greatbatch, Inc.* (Healthcare - Products)	2,270	122,398
Green Dot Corp.* - Class A (Commercial Services)	2,270	36,547
Greenhill & Co., Inc. (Diversified Financial Services)	1,816	71,823
Group 1 Automotive, Inc. (Retail)	1,362	107,571
Haemonetics Corp.* (Healthcare - Products)	3,632	147,205
HCI Group, Inc. (Insurance)	1,362	59,356
Headwaters, Inc.* (Building Materials)	9,988	175,589
Healthcare Realty Trust, Inc. (REIT)	13,620	348,672
Healthcare Services Group, Inc. (Commercial Services)	9,534	288,595
HealthStream, Inc.* (Internet)	2,724	78,833
Heartland Express, Inc. (Transportation)	7,264	151,963
Heartland Payment Systems, Inc. (Commercial Services)	3,178	161,761
Helen of Troy, Ltd.* (Household Products/Wares)	3,632	318,200
HFF, Inc. - Class A (Real Estate)	4,540	177,923
Hibbett Sports, Inc.* (Retail)	1,362	63,742
Hillenbrand, Inc. (Miscellaneous Manufacturing)	8,626	253,518
Home Bancshares, Inc. (Banks)	7,718	253,768
Iconix Brand Group, Inc.* (Apparel)	6,356	167,226
ICU Medical, Inc.* (Healthcare - Products)	1,362	114,912
iGATE Corp.* (Computers)	4,994	237,515
Impax Laboratories, Inc.* (Pharmaceuticals)	9,080	410,961
Independent Bank Corp. (Banks)	1,362	56,823
Inland Real Estate Corp. (REIT)	11,804	121,463
Innophos Holdings, Inc. (Chemicals)	1,362	71,968
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,816	106,744
Interactive Intelligence Group, Inc.* (Software)	1,362	59,901
Interval Leisure Group, Inc. (Leisure Time)	2,724	67,528
Iridium Communications, Inc.* (Telecommunications)	3,632	36,937
iRobot Corp.* (Home Furnishings)	2,270	73,593
Ixia* (Telecommunications)	2,724	32,634
J & J Snack Foods Corp. (Food)	1,816	189,463
j2 Global, Inc. (Internet)	6,356	440,916
Jack in the Box, Inc. (Retail)	4,994	433,328

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,816	$70,079
KapStone Paper & Packaging Corp. (Packaging & Containers)	11,350	317,233
Knight Transportation, Inc. (Transportation)	8,172	236,170
Kopin Corp.* (Semiconductors)	3,178	10,551
Korn/Ferry International (Commercial Services)	3,178	100,202
Landauer, Inc. (Commercial Services)	454	14,646
Lannett Co., Inc.* (Pharmaceuticals)	3,632	208,840
LegacyTexas Financial Group, Inc. (Banks)	2,270	57,772
Lexington Realty Trust (REIT)	17,706	164,135
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	2,270	176,242
Lindsay Manufacturing Co. (Machinery-Diversified)	908	71,905
Lithia Motors, Inc. - Class A (Retail)	1,816	181,110
Littelfuse, Inc. (Electrical Components & Equipment)	1,816	177,950
LivePerson, Inc.* (Software)	4,540	42,676
LogMeIn, Inc.* (Telecommunications)	3,178	203,964
LTC Properties, Inc. (REIT)	2,724	118,385
Lumber Liquidators Holdings, Inc.* (Retail)	1,816	49,922
Luminex Corp.* (Healthcare - Products)	3,178	49,323
Lydall, Inc.* (Miscellaneous Manufacturing)	2,270	60,927
Manhattan Associates, Inc.* (Computers)	9,988	524,968
MarineMax, Inc.* (Retail)	1,816	40,097
MarketAxess Holdings, Inc. (Diversified Financial Services)	3,178	272,831
Marriott Vacations Worldwide Corp. (Entertainment)	3,632	298,587
Masimo Corp.* (Healthcare - Products)	4,086	137,943
Matson, Inc. (Transportation)	5,902	239,031
Matthews International Corp. - Class A (Commercial Services)	1,816	88,130
MB Financial, Inc. (Banks)	8,626	259,901
MedAssets, Inc.* (Software)	4,540	91,890
Medical Properties Trust, Inc. (REIT)	28,148	393,509
Medidata Solutions, Inc.* (Software)	4,540	242,571
Medifast, Inc.* (Commercial Services)	908	27,240
Meridian Bioscience, Inc. (Healthcare - Products)	2,724	48,269
Meritage Homes Corp.* (Home Builders)	4,994	213,593
Methode Electronics, Inc. (Electronics)	4,994	212,045
Micrel, Inc. (Semiconductors)	3,632	49,395
Microsemi Corp.* (Semiconductors)	7,718	257,472
MicroStrategy, Inc.* - Class A (Software)	1,362	248,047
MKS Instruments, Inc. (Semiconductors)	3,178	110,626
Mobile Mini, Inc. (Storage/Warehousing)	3,178	122,480
Molina Healthcare, Inc.* (Healthcare - Services)	4,540	268,903
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,178	55,456
Monarch Casino & Resort, Inc.* (Lodging)	454	8,308
Monolithic Power Systems, Inc. (Semiconductors)	4,994	258,840
Monotype Imaging Holdings, Inc. (Software)	3,178	102,999
Monro Muffler Brake, Inc. (Commercial Services)	2,724	163,141
Montpelier Re Holdings, Ltd. (Insurance)	2,724	103,812
Moog, Inc.* - Class A (Aerospace/Defense)	2,270	158,628
MTS Systems Corp. (Computers)	908	64,087
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,178	111,357
Nanometrics, Inc.* (Semiconductors)	1,362	21,057
Natus Medical, Inc.* (Healthcare - Products)	4,086	154,083
Neenah Paper, Inc. (Forest Products & Paper)	2,270	137,267
Neogen Corp.* (Pharmaceuticals)	3,178	141,548
NetScout Systems, Inc.* (Computers)	4,994	205,253
New Jersey Resources Corp. (Gas)	5,448	166,218
NIC, Inc. (Internet)	4,994	84,898
NorthWestern Corp. (Electric)	3,178	165,542
Nutrisystem, Inc. (Commercial Services)	1,816	34,595
NuVasive, Inc.* (Healthcare - Products)	3,632	162,459
Omnicell, Inc.* (Software)	4,994	177,437
On Assignment, Inc.* (Commercial Services)	6,356	213,879
Orion Marine Group, Inc.* (Engineering & Construction)	1,816	15,291
Oritani Financial Corp. (Savings & Loans)	2,724	40,588
OSI Systems, Inc.* (Electronics)	1,362	91,540
Outerwall, Inc. (Retail)	2,724	180,955
Oxford Industries, Inc. (Apparel)	908	72,141
Papa John’s International, Inc. (Retail)	4,086	250,757
PAREXEL International Corp.* (Commercial Services)	7,264	461,809
Park Electrochemical Corp. (Electronics)	1,362	29,583
Parkway Properties, Inc. (REIT)	6,356	103,412
Pennsylvania REIT (REIT)	5,902	133,444
Perficient, Inc.* (Internet)	2,270	46,830
Pericom Semiconductor Corp. (Semiconductors)	1,362	17,052
PetroQuest Energy, Inc.* (Oil & Gas)	7,718	20,684
PGT, Inc.* (Building Materials)	6,356	71,950
Piedmont Natural Gas Co., Inc. (Gas)	4,994	186,976
Pinnacle Entertainment, Inc.* (Entertainment)	8,172	300,402
Pinnacle Financial Partners, Inc. (Banks)	4,540	216,331
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,362	68,713
Pool Corp. (Distribution/Wholesale)	5,902	382,981
Popeyes Louisiana Kitchen, Inc.* (Retail)	3,178	176,951
Post Properties, Inc. (REIT)	7,264	415,282
Power Integrations, Inc. (Semiconductors)	2,270	112,342
PRA Group, Inc.* (Diversified Financial Services)	6,356	348,149
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	7,264	285,112
PrivateBancorp, Inc. (Banks)	9,534	353,424
Progress Software Corp.* (Software)	3,632	95,885
Providence Service Corp.* (Commercial Services)	908	38,608

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PS Business Parks, Inc. (REIT)	1,816	$138,652
Quaker Chemical Corp. (Chemicals)	908	75,564
Quality Systems, Inc. (Software)	2,270	35,401
QuinStreet, Inc.* (Internet)	1,362	7,396
Repligen Corp.* (Biotechnology)	4,086	120,578
Republic Airways Holdings, Inc.* (Airlines)	1,816	22,228
Retail Opportunity Investments Corp. (REIT)	12,712	213,307
RLI Corp. (Insurance)	2,270	112,728
Rogers Corp.* (Electronics)	1,362	99,031
Ruth’s Hospitality Group, Inc. (Retail)	2,270	33,029
Sabra Health Care REIT, Inc. (REIT)	8,172	244,178
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	3,178	74,079
Saia, Inc.* (Transportation)	3,178	129,504
Sanderson Farms, Inc. (Food)	1,362	102,313
Saul Centers, Inc. (REIT)	1,362	68,536
Scientific Games Corp.* - Class A (Entertainment)	6,810	86,283
Select Comfort Corp.* (Home Furnishings)	7,264	223,876
Select Medical Holdings Corp. (Healthcare - Services)	7,264	105,691
Simmons First National Corp. - Class A (Banks)	1,362	59,588
Simpson Manufacturing Co., Inc. (Building Materials)	2,724	89,293
Skechers U.S.A., Inc.* - Class A (Apparel)	5,448	489,884
Snyders-Lance, Inc. (Food)	7,264	214,505
Sonic Corp. (Retail)	6,810	195,107
Southside Bancshares, Inc. (Banks)	1,431	39,095
Sovran Self Storage, Inc. (REIT)	4,994	436,175
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,178	17,956
Stamps.com, Inc.* (Internet)	1,816	112,392
Standard Pacific Corp.* (Home Builders)	19,976	161,806
Standex International Corp. (Miscellaneous Manufacturing)	908	73,430
Steven Madden, Ltd.* (Apparel)	4,540	177,151
Stillwater Mining Co.* (Mining)	7,264	97,556
Strayer Education, Inc.* (Commercial Services)	1,362	69,081
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,362	74,651
Summit Hotel Properties, Inc. (REIT)	5,902	77,729
Super Micro Computer, Inc.* (Computers)	4,994	143,677
SurModics, Inc.* (Healthcare - Products)	908	22,900
Synaptics, Inc.* (Computers)	4,994	423,092
Synchronoss Technologies, Inc.* (Software)	4,994	229,125
Synergy Resources Corp.* (Oil & Gas)	12,258	146,851
Take-Two Interactive Software, Inc.* (Software)	11,350	268,994
Talmer Bancorp, Inc. - Class A (Banks)	4,540	69,825
Tangoe, Inc.* (Software)	2,270	31,054
TASER International, Inc.* (Electronics)	7,264	219,300
Tennant Co. (Machinery-Diversified)	1,362	87,563
Tessera Technologies, Inc. (Semiconductors)	6,356	229,515
Texas Capital Bancshares, Inc.* (Banks)	4,086	215,169
Texas Roadhouse, Inc. - Class A (Retail)	8,626	289,833
The Buckle, Inc. (Retail)	1,816	81,357
The Cato Corp. - Class A (Retail)	1,816	71,441
The Ensign Group, Inc. (Healthcare - Services)	3,178	133,826
The Finish Line, Inc. - Class A (Retail)	3,178	77,956
The Geo Group, Inc. (REIT)	5,448	212,472
The Medicines Co.* (Biotechnology)	3,632	93,016
The Ryland Group, Inc. (Home Builders)	6,356	261,994
Toro Co. (Housewares)	7,718	517,415
Tuesday Morning Corp.* (Retail)	5,902	93,370
U.S. Silica Holdings, Inc. (Mining)	7,264	271,310
Ultratech Stepper, Inc.* (Semiconductors)	1,362	27,186
UniFirst Corp. (Textiles)	908	102,813
United Bankshares, Inc. (Banks)	3,632	136,491
United Insurance Holdings Corp. (Insurance)	1,362	22,650
Universal Electronics, Inc.* (Home Furnishings)	2,270	122,444
Universal Health Realty Income Trust (REIT)	1,816	90,183
Universal Insurance Holdings, Inc. (Insurance)	4,086	98,146
Urstadt Biddle Properties - Class A (REIT)	2,270	47,103
US Ecology, Inc. (Environmental Control)	2,724	127,783
VASCO Data Security International, Inc.* (Internet)	4,086	103,866
Vascular Solutions, Inc.* (Healthcare - Products)	1,816	58,221
Veeco Instruments, Inc.* (Semiconductors)	2,270	66,988
ViaSat, Inc.* (Telecommunications)	5,902	354,828
Vicor Corp.* (Electrical Components & Equipment)	908	13,847
Virtus Investment Partners, Inc. (Diversified Financial Services)	454	60,663
Virtusa Corp.* (Computers)	3,632	144,554
Vitamin Shoppe, Inc.* (Retail)	1,816	76,054
WageWorks, Inc.* (Diversified Financial Services)	2,270	114,408
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	2,270	43,448
Watts Water Technologies, Inc. - Class A (Electronics)	1,816	99,063
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,270	21,156
WD-40 Co. (Household Products/Wares)	1,362	110,268
West Pharmaceutical Services, Inc. (Healthcare - Products)	5,902	314,459
Westamerica Bancorp (Banks)	1,362	59,315
Winnebago Industries, Inc. (Home Builders)	3,632	75,219
Wolverine World Wide, Inc. (Apparel)	14,074	432,494
World Acceptance Corp.* (Diversified Financial Services)	908	76,835
XO Group, Inc.* (Internet)	1,816	29,528

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zumiez, Inc.* (Retail)	2,724	$86,378
TOTAL COMMON STOCKS (Cost $43,845,281)		47,624,272

TOTAL INVESTMENT SECURITIES (Cost $43,845,281) - 101.5%		47,624,272
Net other assets (liabilities) - (1.5)%		(716,596)

NET ASSETS - 100.0%		$46,907,676

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$703,328	1.5%
Airlines	301,456	0.6%
Apparel	1,641,750	3.5%
Auto Parts & Equipment	390,899	0.8%
Banks	3,222,778	6.9%
Biotechnology	865,978	1.8%
Building Materials	879,861	1.9%
Chemicals	581,215	1.2%
Commercial Services	2,451,559	5.2%
Computers	2,110,714	4.5%
Distribution/Wholesale	382,981	0.8%
Diversified Financial Services	1,457,803	3.1%
Electric	165,542	0.4%
Electrical Components & Equipment	191,797	0.4%
Electronics	972,677	2.1%
Engineering & Construction	200,123	0.4%
Entertainment	685,272	1.5%
Environmental Control	127,783	0.3%
Food	965,277	2.1%
Forest Products & Paper	332,718	0.7%
Gas	353,194	0.8%
Hand/Machine Tools	82,083	0.2%
Healthcare - Products	2,612,852	5.6%
Healthcare - Services	1,274,074	2.7%
Home Builders	712,612	1.5%
Home Furnishings	570,347	1.2%
Household Products/Wares	428,467	0.9%
Housewares	517,415	1.1%
Insurance	609,527	1.3%
Internet	1,253,512	2.7%
Internet Software & Services	37,954	0.1%
Leisure Time	67,528	0.1%
Lodging	8,308	NM
Machinery-Diversified	230,655	0.5%
Media	169,179	0.4%
Metal Fabricate/Hardware	111,357	0.2%
Mining	538,040	1.1%
Miscellaneous Manufacturing	888,705	1.9%
Oil & Gas	629,249	1.3%
Oil & Gas Services	97,315	0.2%
Packaging & Containers	317,233	0.7%
Pharmaceuticals	1,372,583	2.9%
Real Estate	177,923	0.4%
REIT	5,738,182	12.2%
Retail	3,350,996	7.1%
Savings & Loans	298,646	0.6%
Semiconductors	1,549,638	3.3%
Software	2,377,632	5.1%
Storage/Warehousing	122,480	0.3%
Telecommunications	972,028	2.1%
Textiles	198,970	0.4%
Thrifts & Mortgage Finance	43,448	0.1%
Transportation	1,158,626	2.5%
Water	122,003	0.3%
Other **	(716,596)	(1.5)%
Total	$46,907,676	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (100.5%)
Alcatel-Lucent*ADR (Telecommunications)	111,996	$380,786
Anheuser-Busch InBev N.V.ADR (Beverages)	3,672	440,787
ArcelorMittalNYS (Iron/Steel)	38,760	414,344
ARM Holdings PLCADR (Semiconductors)	9,588	488,892
ASML Holding N.V.NYS (Semiconductors)	4,284	458,559
AstraZeneca PLCADR (Pharmaceuticals)	9,384	642,616
Banco Santander S.A.ADR (Banks)	92,616	696,472
Barclays PLCADR (Banks)	40,392	635,770
BP PLCADR (Oil & Gas)	21,624	933,292
British American Tobacco PLCADR (Agriculture)	3,876	426,786
Criteo S.A.*ADR (Internet)	9,384	389,061
Diageo PLCADR (Beverages)	4,080	452,962
GlaxoSmithKline PLCADR (Pharmaceuticals)	14,280	659,023
HSBC Holdings PLCADR (Banks)	23,052	1,144,072
ING Groep N.V.*ADR (Banks)	42,840	656,309
Koninklijke Phillips Electronics N.V.NYS (Electronics)	16,116	461,079
National Grid PLCADR (Gas)	8,160	550,229
Nokia Corp.ADR (Telecommunications)	60,180	395,984
Rio Tinto PLCADR (Mining)	20,808	931,990
Royal Dutch Shell PLCADR - Class A (Oil & Gas)	18,156	1,151,636
Ryanair Holdings PLCADR (Airlines)	6,120	396,882
Sanofi-AventisADR (Pharmaceuticals)	9,180	464,049
SAP AGADR (Software)	9,996	756,597
Statoil ASAADR (Oil & Gas)	33,048	701,609
Telefonaktiebolaget LM EricssonADR (Telecommunications)	42,636	465,585
Telefonica S.A.ADR (Telecommunications)	43,656	661,825
Tenaris S.A.ADR (Metal Fabricate/Hardware)	25,908	796,671
Total S.A.ADR (Oil & Gas)	16,524	893,948
Unilever N.V.NYS (Cosmetics/Personal Care)	16,932	736,203
Vodafone Group PLCADR (Telecommunications)	21,012	739,622
TOTAL COMMON STOCKS (Cost $16,627,305)		18,923,640

	Principal Amount	Value
Repurchase Agreements(a)(0.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $134,000	$134,000	$134,000

TOTAL REPURCHASE AGREEMENTS (Cost $134,000)		134,000

TOTAL INVESTMENT SECURITIES (Cost $16,761,305) - 101.2%		19,057,640
Net other assets (liabilities) - (1.2)%		(221,460)

NET ASSETS - 100.0%		$18,836,180

*                                         Non-income producing security

(a)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

NYS                             New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Agriculture	$426,786	2.3%
Airlines	396,882	2.1%
Banks	3,132,623	16.7%
Beverages	893,748	4.7%
Cosmetics/Personal Care	736,203	3.9%
Electronics	461,079	2.4%
Gas	550,229	2.9%
Internet	389,061	2.1%
Iron/Steel	414,344	2.2%
Metal Fabricate/Hardware	796,671	4.2%
Mining	931,990	4.9%
Oil & Gas	3,680,485	19.6%
Pharmaceuticals	1,765,687	9.4%
Semiconductors	947,451	5.0%
Software	756,597	4.0%
Telecommunications	2,643,804	14.1%
Other **	(87,460)	(0.5)%
Total	$18,836,180	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2015:

	Value	% of Net Assets
Belgium	$440,787	2.3%
Finland	395,984	2.1%
France	2,127,844	11.3%
Germany	756,597	4.0%
Ireland	396,882	2.1%
Luxembourg	1,211,015	6.4%
Netherlands	3,463,786	18.4%
Norway	701,609	3.7%
Spain	1,358,297	7.2%
Sweden	465,585	2.5%
United Kingdom	7,605,254	40.5%
Other**	(87,460)	(0.5)%
Total	$18,836,180	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (50.1%)
3M Co. (Miscellaneous Manufacturing)	1,820	$284,629
Abbott Laboratories (Pharmaceuticals)	4,305	199,838
AbbVie, Inc. (Pharmaceuticals)	4,550	294,203
Accenture PLC - Class A (Computers)	1,785	165,380
ACE, Ltd. (Insurance)	945	101,106
Actavis PLC* (Pharmaceuticals)	1,120	316,803
Adobe Systems, Inc.* (Software)	1,365	103,822
Aetna, Inc. (Healthcare - Services)	1,015	108,473
Affiliated Managers Group, Inc.* (Diversified Financial Services)	140	31,658
AFLAC, Inc. (Insurance)	1,260	79,430
Agilent Technologies, Inc. (Electronics)	945	39,095
AGL Resources, Inc. (Gas)	350	17,595
Air Products & Chemicals, Inc. (Chemicals)	560	80,321
Airgas, Inc. (Chemicals)	210	21,269
Akamai Technologies, Inc.* (Software)	525	38,735
Alcoa, Inc. (Mining)	3,500	46,970
Alexion Pharmaceuticals, Inc.* (Biotechnology)	595	100,692
Allegheny Technologies, Inc. (Iron/Steel)	315	10,707
Allegion PLC (Electronics)	280	17,122
Alliance Data Systems Corp.* (Advertising)	175	52,029
Allstate Corp. (Insurance)	1,190	82,895
Altera Corp. (Semiconductors)	875	36,470
Altria Group, Inc. (Agriculture)	5,635	282,032
Amazon.com, Inc.* (Internet)	1,085	457,632
Ameren Corp. (Electric)	700	28,658
American Airlines Group, Inc. (Airlines)	2,065	99,709
American Electric Power, Inc. (Electric)	1,400	79,618
American Express Co. (Diversified Financial Services)	2,520	195,174
American International Group, Inc. (Insurance)	3,920	220,656
American Tower Corp. (REIT)	1,225	115,799
Ameriprise Financial, Inc. (Diversified Financial Services)	525	65,772
AmerisourceBergen Corp. (Pharmaceuticals)	595	68,009
Ametek, Inc. (Electrical Components & Equipment)	700	36,694
Amgen, Inc. (Biotechnology)	2,170	342,665
Amphenol Corp. - Class A (Electronics)	875	48,449
Anadarko Petroleum Corp. (Oil & Gas)	1,435	135,034
Analog Devices, Inc. (Semiconductors)	875	54,110
Anthem, Inc. (Healthcare - Services)	770	116,216
Aon PLC (Insurance)	805	77,465
Apache Corp. (Oil & Gas)	1,085	74,214
Apartment Investment & Management Co. - Class A (REIT)	455	17,167
Apple Computer, Inc. (Computers)	16,660	2,084,998
Applied Materials, Inc. (Semiconductors)	3,535	69,958
Archer-Daniels-Midland Co. (Agriculture)	1,820	88,962
Assurant, Inc. (Insurance)	210	12,907
AT&T, Inc. (Telecommunications)	14,875	515,270
Autodesk, Inc.* (Software)	665	37,792
Automatic Data Processing, Inc. (Commercial Services)	1,365	115,397
AutoNation, Inc.* (Retail)	210	12,926
AutoZone, Inc.* (Retail)	105	70,629
Avago Technologies, Ltd. (Semiconductors)	735	85,907
AvalonBay Communities, Inc. (REIT)	385	63,271
Avery Dennison Corp. (Household Products/Wares)	245	13,620
Baker Hughes, Inc. (Oil & Gas Services)	1,260	86,260
Ball Corp. (Packaging & Containers)	385	28,263
Bank of America Corp. (Banks)	30,135	480,050
Bank of New York Mellon Corp. (Banks)	3,185	134,853
Bard (C.R.), Inc. (Healthcare - Products)	210	34,982
Baxter International, Inc. (Healthcare - Products)	1,540	105,859
BB&T Corp. (Banks)	2,065	79,069
Becton, Dickinson & Co. (Healthcare - Products)	595	83,817
Bed Bath & Beyond, Inc.* (Retail)	525	36,992
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,215	736,409
Best Buy Co., Inc. (Retail)	840	29,106
Biogen Idec, Inc.* (Biotechnology)	665	248,663
BlackRock, Inc. (Diversified Financial Services)	350	127,379
Boeing Co. (Aerospace/Defense)	1,890	270,913
BorgWarner, Inc. (Auto Parts & Equipment)	665	39,368
Boston Properties, Inc. (REIT)	455	60,201
Boston Scientific Corp.* (Healthcare - Products)	3,815	67,983
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,760	303,355
Broadcom Corp. - Class A (Semiconductors)	1,575	69,623
Brown-Forman Corp. - Class B (Beverages)	455	41,055
C.H. Robinson Worldwide, Inc. (Transportation)	420	27,044
CA, Inc. (Software)	910	28,911
Cablevision Systems Corp. NY - Class A (Media)	630	12,587
Cabot Oil & Gas Corp. (Oil & Gas)	1,190	40,246
Cameron International Corp.* (Oil & Gas Services)	560	30,699
Campbell Soup Co. (Food)	525	23,473
Capital One Financial Corp. (Banks)	1,575	127,339
Cardinal Health, Inc. (Pharmaceuticals)	945	79,701
CarMax, Inc.* (Retail)	595	40,525
Carnival Corp. - Class A (Leisure Time)	1,295	56,941
Caterpillar, Inc. (Machinery - Construction & Mining)	1,750	152,040
CBRE Group, Inc.* - Class A (Real Estate)	805	30,864
CBS Corp. - Class B (Media)	1,295	80,458
Celgene Corp.* (Biotechnology)	2,275	245,837
CenterPoint Energy, Inc. (Gas)	1,225	25,688
CenturyLink, Inc. (Telecommunications)	1,610	57,896
Cerner Corp.* (Software)	875	62,834
CF Industries Holdings, Inc. (Chemicals)	140	40,246
Chesapeake Energy Corp. (Oil & Gas)	1,470	23,182

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Chevron Corp. (Oil & Gas)	5,390		$598,612
Chipotle Mexican Grill, Inc.* (Retail)	105		65,241
CIGNA Corp. (Healthcare - Services)	735		91,610
Cimarex Energy Co. (Oil & Gas)	245		30,478
Cincinnati Financial Corp. (Insurance)	420		21,269
Cintas Corp. (Commercial Services)	280		22,386
Cisco Systems, Inc. (Telecommunications)	14,630		421,782
Citigroup, Inc. (Banks)	8,680		462,817
Citrix Systems, Inc.* (Software)	455		30,558
Clorox Co. (Household Products/Wares)	385		40,849
CME Group, Inc. (Diversified Financial Services)	910		82,728
CMS Energy Corp. (Electric)	805		27,314
Coach, Inc. (Retail)	805		30,759
Coca-Cola Co. (Beverages)	11,235		455,691
Coca-Cola Enterprises, Inc. (Beverages)	630		27,978
Cognizant Technology Solutions Corp.* (Computers)	1,750		102,445
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,450		164,836
Comcast Corp. - Class A (Media)	7,280		420,492
Comerica, Inc. (Banks)	525		24,890
Computer Sciences Corp. (Computers)	420		27,069
ConAgra Foods, Inc. (Food)	1,225		44,284
ConocoPhillips (Oil & Gas)	3,535		240,097
CONSOL Energy, Inc. (Coal)	665		21,599
Consolidated Edison, Inc. (Electric)	840		51,702
Constellation Brands, Inc.* (Beverages)	490		56,810
Corning, Inc. (Electronics)	3,640		76,184
Costco Wholesale Corp. (Retail)	1,260		180,243
Crown Castle International Corp. (REIT)	945		78,936
CSX Corp. (Transportation)	2,835		102,315
Cummins, Inc. (Machinery-Diversified)	490		67,747
CVS Caremark Corp. (Retail)	3,220		319,714
D.R. Horton, Inc. (Home Builders)	945		24,003
Danaher Corp. (Miscellaneous Manufacturing)	1,750		143,290
Darden Restaurants, Inc. (Retail)	350		22,320
DaVita, Inc.* (Healthcare - Services)	490		39,739
Deere & Co. (Machinery-Diversified)	980		88,710
Delphi Automotive PLC (Auto Parts & Equipment)	840		69,720
Delta Air Lines, Inc. (Airlines)	2,345		104,681
DENTSPLY International, Inc. (Healthcare - Products)	385		19,635
Devon Energy Corp. (Oil & Gas)	1,120		76,395
Diamond Offshore Drilling, Inc. (Oil & Gas)	175		5,857
DIRECTV* - Class A (Media)	1,435		130,162
Discover Financial Services (Diversified Financial Services)	1,295		75,071
Discovery Communications, Inc.* - Class C (Media)	770		23,277
Discovery Communications, Inc.* - Class A (Media)	420		13,591
Dollar General Corp. (Retail)	875		63,621
Dollar Tree, Inc.* (Retail)	595		45,464
Dominion Resources, Inc. (Electric)	1,680		120,421
Dover Corp. (Miscellaneous Manufacturing)	455		34,453
Dr. Pepper Snapple Group, Inc. (Beverages)	560		41,765
DTE Energy Co. (Electric)	490		39,019
Duke Energy Corp. (Electric)	2,030		157,467
Dun & Bradstreet Corp. (Software)	105		13,405
E*TRADE Financial Corp.* (Diversified Financial Services)	840		24,184
E.I. du Pont de Nemours & Co. (Chemicals)	2,590		189,588
Eastman Chemical Co. (Chemicals)	420		32,012
Eaton Corp. (Miscellaneous Manufacturing)	1,365		93,816
eBay, Inc.* (Internet)	3,150		183,519
Ecolab, Inc. (Chemicals)	770		86,225
Edison International (Electric)	945		57,588
Edwards Lifesciences Corp.* (Healthcare - Products)	315		39,895
Electronic Arts, Inc.* (Software)	875		50,829
Eli Lilly & Co. (Pharmaceuticals)	2,800		201,236
EMC Corp. (Computers)	5,705		153,522
Emerson Electric Co. (Electrical Components & Equipment)	1,960		115,307
Endo International PLC* (Pharmaceuticals)	525		44,134
Ensco PLCADR - Class A (Oil & Gas)	665		18,141
Entergy Corp. (Electric)	525		40,520
EOG Resources, Inc. (Oil & Gas)	1,575		155,846
EQT Corp. (Oil & Gas)	420		37,775
Equifax, Inc. (Commercial Services)	350		33,927
Equinix, Inc. (Internet)	175		44,788
Equity Residential (REIT)	1,050		77,553
Essex Property Trust, Inc. (REIT)	175		38,841
Eversource Energy (Electric)	910		44,372
Exelon Corp. (Electric)	2,450		83,348
Expedia, Inc. (Internet)	280		26,384
Expeditors International of Washington, Inc. (Transportation)	560		25,665
Express Scripts Holding Co.* (Pharmaceuticals)	2,065		178,416
Exxon Mobil Corp. (Oil & Gas)	12,005		1,048,876
F5 Networks, Inc.* (Internet)	210		25,624
Facebook, Inc.* - Class A (Internet)	6,020		474,195
Family Dollar Stores, Inc. (Retail)	280		21,879
Fastenal Co. (Distribution/Wholesale)	770		32,817
FedEx Corp. (Transportation)	770		130,569
Fidelity National Information Services, Inc. (Software)	805		50,304
Fifth Third Bancorp (Banks)	2,345		46,900
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Energy-Alternate Sources)	210		12,531
FirstEnergy Corp. (Electric)	1,190		42,733
Fiserv, Inc.* (Software)	700		54,320
FLIR Systems, Inc. (Electronics)	385		11,893
Flowserve Corp. (Machinery-Diversified)	385		22,534
Fluor Corp. (Engineering & Construction)	420		25,259
FMC Corp. (Chemicals)	385		22,834

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FMC Technologies, Inc.* (Oil & Gas Services)	665	$29,327
Ford Motor Co. (Auto Manufacturers)	11,340	179,172
Fossil Group, Inc.* (Distribution/Wholesale)	140	11,757
Franklin Resources, Inc. (Diversified Financial Services)	1,120	57,747
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,975	69,228
Frontier Communications Corp. (Telecommunications)	2,870	19,688
GameStop Corp. - Class A (Retail)	315	12,140
Gannett Co., Inc. (Media)	665	22,823
Garmin, Ltd. (Electronics)	350	15,817
General Dynamics Corp. (Aerospace/Defense)	910	124,961
General Electric Co. (Miscellaneous Manufacturing)	28,805	780,038
General Growth Properties, Inc. (REIT)	1,785	48,909
General Mills, Inc. (Food)	1,715	94,908
General Motors Co. (Auto Manufacturers)	3,885	136,208
Genuine Parts Co. (Distribution/Wholesale)	420	37,737
Genworth Financial, Inc.* - Class A (Insurance)	1,435	12,614
Gilead Sciences, Inc.* (Biotechnology)	4,270	429,177
Google, Inc.* - Class A (Internet)	805	441,760
Google, Inc.* - Class C (Internet)	805	432,671
H & R Block, Inc. (Commercial Services)	805	24,343
Halliburton Co. (Oil & Gas Services)	2,450	119,928
Hanesbrands, Inc. (Apparel)	1,155	35,897
Harley-Davidson, Inc. (Leisure Time)	595	33,445
Harman International Industries, Inc. (Home Furnishings)	210	27,380
Harris Corp. (Telecommunications)	315	25,276
Hartford Financial Services Group, Inc. (Insurance)	1,190	48,516
Hasbro, Inc. (Toys/Games/Hobbies)	315	22,299
HCA Holdings, Inc.* (Healthcare - Services)	840	62,168
HCP, Inc. (REIT)	1,330	53,586
Health Care REIT, Inc. (REIT)	1,015	73,100
Helmerich & Payne, Inc. (Oil & Gas)	315	24,561
Henry Schein, Inc.* (Healthcare - Products)	245	33,590
Hess Corp. (Oil & Gas)	700	53,830
Hewlett-Packard Co. (Computers)	5,215	171,939
Honeywell International, Inc. (Electronics)	2,240	226,061
Hormel Foods Corp. (Food)	385	20,925
Hospira, Inc.* (Pharmaceuticals)	490	42,772
Host Hotels & Resorts, Inc. (REIT)	2,170	43,704
Hudson City Bancorp, Inc. (Savings & Loans)	1,365	12,695
Humana, Inc. (Healthcare - Services)	420	69,552
Huntington Bancshares, Inc. (Banks)	2,310	25,087
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,015	94,984
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	770	50,697
Integrys Energy Group, Inc. (Electric)	245	17,910
Intel Corp. (Semiconductors)	13,545	440,889
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	315	70,727
International Business Machines Corp. (Computers)	2,625	449,636
International Flavors & Fragrances, Inc. (Chemicals)	245	28,114
International Paper Co. (Forest Products & Paper)	1,225	65,807
Intuit, Inc. (Software)	805	80,766
Intuitive Surgical, Inc.* (Healthcare - Products)	105	52,078
Invesco, Ltd. (Diversified Financial Services)	1,225	50,740
Iron Mountain, Inc. (REIT)	525	18,107
J.P. Morgan Chase & Co. (Banks)	10,675	675,300
Jacobs Engineering Group, Inc.* (Engineering & Construction)	350	15,001
Johnson & Johnson (Pharmaceuticals)	7,945	788,144
Johnson Controls, Inc. (Auto Parts & Equipment)	1,890	95,218
Joy Global, Inc. (Machinery - Construction & Mining)	280	11,939
Juniper Networks, Inc. (Telecommunications)	1,050	27,752
Kansas City Southern Industries, Inc. (Transportation)	315	32,284
Kellogg Co. (Food)	735	46,548
Keurig Green Mountain, Inc. (Beverages)	350	40,730
KeyCorp (Banks)	2,450	35,403
Kimberly-Clark Corp. (Household Products/Wares)	1,050	115,174
Kimco Realty Corp. (REIT)	1,190	28,679
Kinder Morgan, Inc. (Pipelines)	4,865	208,952
KLA-Tencor Corp. (Semiconductors)	455	26,754
Kohls Corp. (Retail)	595	42,632
Kraft Foods Group, Inc. (Food)	1,680	142,380
Kroger Co. (Food)	1,400	96,474
L Brands, Inc. (Retail)	700	62,552
L-3 Communications Holdings, Inc. (Aerospace/Defense)	245	28,153
Laboratory Corp. of America Holdings* (Healthcare - Services)	280	33,477
Lam Research Corp. (Semiconductors)	455	34,389
Legg Mason, Inc. (Diversified Financial Services)	280	14,742
Leggett & Platt, Inc. (Home Furnishings)	385	16,351
Lennar Corp. - Class A (Home Builders)	525	24,045
Leucadia National Corp. (Holding Companies - Diversified)	910	21,631
Level 3 Communications, Inc.* (Telecommunications)	805	45,032
Lincoln National Corp. (Insurance)	735	41,520
Linear Technology Corp. (Semiconductors)	700	32,291
Lockheed Martin Corp. (Aerospace/Defense)	770	143,682
Loews Corp. (Insurance)	840	34,978
Lorillard, Inc. (Agriculture)	1,015	70,908
Lowe’s Cos., Inc. (Retail)	2,800	192,808

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LyondellBasell Industries N.V. - Class A (Chemicals)	1,120	$115,942
M&T Bank Corp. (Banks)	385	46,073
Macy’s, Inc. (Retail)	980	63,337
Mallinckrodt PLC* (Pharmaceuticals)	350	39,613
Marathon Oil Corp. (Oil & Gas)	1,925	59,868
Marathon Petroleum Corp. (Oil & Gas)	770	75,899
Marriott International, Inc. - Class A (Lodging)	596	47,670
Marsh & McLennan Cos., Inc. (Insurance)	1,540	86,486
Martin Marietta Materials (Building Materials)	175	24,964
Masco Corp. (Building Materials)	1,015	26,887
MasterCard, Inc. - Class A (Commercial Services)	2,800	252,588
Mattel, Inc. (Toys/Games/Hobbies)	980	27,597
McCormick & Co., Inc. (Food)	350	26,355
McDonald’s Corp. (Retail)	2,765	266,961
McGraw Hill Financial, Inc. (Commercial Services)	770	80,311
McKesson Corp. (Pharmaceuticals)	665	148,561
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	595	57,072
MeadWestvaco Corp. (Packaging & Containers)	490	23,912
Medtronic PLC (Healthcare - Products)	4,095	304,873
Merck & Co., Inc. (Pharmaceuticals)	8,120	483,627
MetLife, Inc. (Insurance)	3,185	163,359
Michael Kors Holdings, Ltd.* (Apparel)	560	34,641
Microchip Technology, Inc. (Semiconductors)	560	26,687
Micron Technology, Inc.* (Semiconductors)	3,080	86,640
Microsoft Corp. (Software)	23,485	1,142,309
Mohawk Industries, Inc.* (Textiles)	175	30,363
Molson Coors Brewing Co. - Class B (Beverages)	455	33,447
Mondelez International, Inc. - Class A (Food)	4,725	181,298
Monsanto Co. (Chemicals)	1,400	159,544
Monster Beverage Corp.* (Beverages)	420	57,587
Moody’s Corp. (Commercial Services)	525	56,448
Morgan Stanley Dean Witter & Co. (Banks)	4,410	164,537
Motorola Solutions, Inc. (Telecommunications)	560	33,460
Murphy Oil Corp. (Oil & Gas)	490	23,329
Mylan NV* (Pharmaceuticals)	1,085	78,402
NASDAQ Stock Market, Inc. (Diversified Financial Services)	350	17,021
National Oilwell Varco, Inc. (Oil & Gas Services)	1,190	64,748
Navient Corp. (Diversified Financial Services)	1,155	22,569
Neilsen Holdings N.V. (Media)	910	40,895
NetApp, Inc. (Computers)	910	32,988
Netflix, Inc.* (Internet)	175	97,388
Newell Rubbermaid, Inc. (Housewares)	770	29,360
Newfield Exploration Co.* (Oil & Gas)	455	17,854
Newmont Mining Corp. (Mining)	1,435	38,013
News Corp.* - Class A (Media)	1,435	22,644
NextEra Energy, Inc. (Electric)	1,260	127,172
NIKE, Inc. - Class B (Apparel)	1,995	197,186
NiSource, Inc. (Gas)	910	39,512
Noble Corp. (Oil & Gas)	700	12,117
Noble Energy, Inc. (Oil & Gas)	1,120	56,806
Nordstrom, Inc. (Retail)	420	31,735
Norfolk Southern Corp. (Transportation)	875	88,244
Northern Trust Corp. (Banks)	630	46,085
Northrop Grumman Corp. (Aerospace/Defense)	560	86,262
NRG Energy, Inc. (Electric)	980	24,735
Nucor Corp. (Iron/Steel)	910	44,462
NVIDIA Corp. (Semiconductors)	1,470	32,627
Occidental Petroleum Corp. (Oil & Gas)	2,205	176,621
Omnicom Group, Inc. (Advertising)	700	53,032
ONEOK, Inc. (Pipelines)	595	28,620
Oracle Corp. (Software)	9,170	399,995
O’Reilly Automotive, Inc.* (Retail)	280	60,992
Owens-Illinois, Inc.* (Packaging & Containers)	455	10,879
PACCAR, Inc. (Auto Manufacturers)	1,015	66,330
Pall Corp. (Miscellaneous Manufacturing)	315	30,656
Parker Hannifin Corp. (Miscellaneous Manufacturing)	420	50,131
Patterson Cos., Inc. (Healthcare - Products)	245	11,504
Paychex, Inc. (Software)	945	45,729
Pentair PLC (Miscellaneous Manufacturing)	525	32,629
People’s United Financial, Inc. (Savings & Loans)	875	13,221
Pepco Holdings, Inc. (Electric)	735	19,095
PepsiCo, Inc. (Beverages)	4,235	402,832
PerkinElmer, Inc. (Electronics)	315	16,147
Perrigo Co. PLC (Pharmaceuticals)	420	76,978
Pfizer, Inc. (Pharmaceuticals)	17,535	594,963
PG&E Corp. (Electric)	1,365	72,236
Philip Morris International, Inc. (Agriculture)	4,445	371,023
Phillips 66 (Oil & Gas)	1,540	122,137
Pinnacle West Capital Corp. (Electric)	315	19,278
Pioneer Natural Resources Co. (Oil & Gas)	420	72,568
Pitney Bowes, Inc. (Office/Business Equipment)	560	12,527
Plum Creek Timber Co., Inc. (REIT)	490	20,678
PNC Financial Services Group (Banks)	1,505	138,054
PPG Industries, Inc. (Chemicals)	385	85,301
PPL Corp. (Electric)	1,925	65,508
Praxair, Inc. (Chemicals)	840	102,421
Precision Castparts Corp. (Metal Fabricate/Hardware)	420	86,810
Priceline.com, Inc.* (Internet)	140	173,293
Principal Financial Group, Inc. (Insurance)	770	39,362
Procter & Gamble Co. (Cosmetics/Personal Care)	7,735	615,010
Progressive Corp. (Insurance)	1,540	41,056

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Prologis, Inc. (REIT)	1,470	$59,094
Prudential Financial, Inc. (Insurance)	1,295	105,672
Public Service Enterprise Group, Inc. (Electric)	1,435	59,610
Public Storage, Inc. (REIT)	420	78,922
PulteGroup, Inc. (Home Builders)	945	18,239
PVH Corp. (Retail)	245	25,321
QEP Resources, Inc. (Oil & Gas)	455	10,238
Qualcomm, Inc. (Semiconductors)	4,725	321,300
Quanta Services, Inc.* (Commercial Services)	595	17,201
Quest Diagnostics, Inc. (Healthcare - Services)	420	29,996
Ralph Lauren Corp. (Apparel)	175	23,347
Range Resources Corp. (Oil & Gas)	490	31,144
Raytheon Co. (Aerospace/Defense)	875	91,000
Realty Income Corp. (REIT)	630	29,591
Red Hat, Inc.* (Software)	525	39,512
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	210	96,067
Regions Financial Corp. (Banks)	3,850	37,846
Republic Services, Inc. (Environmental Control)	735	29,863
Reynolds American, Inc. (Agriculture)	875	64,138
Robert Half International, Inc. (Commercial Services)	385	21,348
Rockwell Automation, Inc. (Machinery-Diversified)	385	45,661
Rockwell Collins, Inc. (Aerospace/Defense)	385	37,472
Roper Industries, Inc. (Machinery-Diversified)	280	47,088
Ross Stores, Inc. (Retail)	595	58,834
Royal Caribbean Cruises, Ltd. (Leisure Time)	455	30,967
Ryder System, Inc. (Transportation)	140	13,350
Salesforce.com, Inc.* (Software)	1,715	124,886
SanDisk Corp. (Computers)	595	39,829
SCANA Corp. (Electric)	420	22,252
Schlumberger, Ltd. (Oil & Gas Services)	3,640	344,379
Scripps Networks Interactive - Class A (Media)	280	19,561
Seagate Technology PLC (Computers)	945	55,490
Sealed Air Corp. (Packaging & Containers)	595	27,132
Sempra Energy (Gas)	665	70,603
Sherwin-Williams Co. (Chemicals)	245	68,110
Sigma-Aldrich Corp. (Chemicals)	350	48,622
Simon Property Group, Inc. (REIT)	875	158,803
Skyworks Solutions, Inc. (Semiconductors)	560	51,660
SL Green Realty Corp. (REIT)	280	34,261
Snap-on, Inc. (Hand/Machine Tools)	175	26,171
Southern Co. (Electric)	2,590	114,736
Southwest Airlines Co. (Airlines)	1,925	78,078
Southwestern Energy Co.* (Oil & Gas)	1,085	30,413
Spectra Energy Corp. (Pipelines)	1,925	71,706
St. Jude Medical, Inc. (Healthcare - Products)	805	56,390
Stanley Black & Decker, Inc. (Hand/Machine Tools)	455	44,909
Staples, Inc. (Retail)	1,820	29,702
Starbucks Corp. (Retail)	4,270	211,707
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	490	42,116
State Street Corp. (Banks)	1,190	91,773
Stericycle, Inc.* (Environmental Control)	245	32,690
Stryker Corp. (Healthcare - Products)	840	77,482
SunTrust Banks, Inc. (Banks)	1,505	62,458
Symantec Corp. (Internet)	1,960	48,853
Sysco Corp. (Food)	1,680	62,210
T. Rowe Price Group, Inc. (Diversified Financial Services)	735	59,667
Target Corp. (Retail)	1,820	143,471
TE Connectivity, Ltd. (Electronics)	1,155	76,865
TECO Energy, Inc. (Electric)	665	12,602
Tenet Healthcare Corp.* (Healthcare - Services)	280	13,401
Teradata Corp.* (Computers)	420	18,476
Tesoro Petroleum Corp. (Oil & Gas)	350	30,041
Texas Instruments, Inc. (Semiconductors)	3,010	163,172
Textron, Inc. (Miscellaneous Manufacturing)	805	35,404
The ADT Corp. (Commercial Services)	490	18,424
The AES Corp. (Electric)	1,855	24,579
The Charles Schwab Corp. (Diversified Financial Services)	3,290	100,345
The Chubb Corp. (Insurance)	665	65,403
The Dow Chemical Co. (Chemicals)	3,115	158,865
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	630	51,213
The Gap, Inc. (Retail)	770	30,523
The Goldman Sachs Group, Inc. (Banks)	1,155	226,864
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	770	21,841
The Hershey Co. (Food)	420	38,606
The Home Depot, Inc. (Retail)	3,780	404,383
The Interpublic Group of Cos., Inc. (Advertising)	1,190	24,800
The JM Smucker Co. - Class A (Food)	280	32,458
The Macerich Co. (REIT)	420	34,339
The Mosaic Co. (Chemicals)	875	38,500
The Travelers Cos., Inc. (Insurance)	910	92,010
The Williams Cos., Inc. (Pipelines)	1,925	98,541
Thermo Fisher Scientific, Inc. (Electronics)	1,120	140,761
Tiffany & Co. (Retail)	315	27,556
Time Warner Cable, Inc. (Media)	805	125,194
Time Warner, Inc. (Media)	2,380	200,896
TJX Cos., Inc. (Retail)	1,960	126,498
Torchmark Corp. (Insurance)	350	19,639
Total System Services, Inc. (Commercial Services)	455	18,000
Tractor Supply Co. (Retail)	385	33,133
Transocean, Ltd. (Oil & Gas)	980	18,444
TripAdvisor, Inc.* (Internet)	315	25,354
Twenty-First Century Fox, Inc. - Class A (Media)	5,250	178,921

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tyco International PLC (Electronics)	1,190	$46,862
Tyson Foods, Inc. - Class A (Food)	840	33,180
U.S. Bancorp (Banks)	5,110	219,066
Under Armour, Inc.* - Class A (Apparel)	490	38,000
Union Pacific Corp. (Transportation)	2,520	267,700
United Parcel Service, Inc. - Class B (Transportation)	1,995	200,557
United Rentals, Inc.* (Commercial Services)	280	27,042
United Technologies Corp. (Aerospace/Defense)	2,380	270,725
UnitedHealth Group, Inc. (Healthcare - Services)	2,730	304,122
Universal Health Services, Inc. - Class B (Healthcare - Services)	245	28,653
UnumProvident Corp. (Insurance)	735	25,108
Urban Outfitters, Inc.* (Retail)	280	11,211
V.F. Corp. (Apparel)	980	70,981
Valero Energy Corp. (Oil & Gas)	1,470	83,643
Varian Medical Systems, Inc.* (Healthcare - Products)	280	24,878
Ventas, Inc. (REIT)	945	65,111
VeriSign, Inc.* (Internet)	315	20,006
Verizon Communications, Inc. (Telecommunications)	11,900	600,236
Vertex Pharmaceuticals, Inc.* (Biotechnology)	700	86,296
Viacom, Inc. - Class B (Media)	1,050	72,923
Visa, Inc. - Class A (Diversified Financial Services)	5,565	367,568
Vornado Realty Trust (REIT)	490	50,710
Vulcan Materials Co. (Building Materials)	385	32,925
W.W. Grainger, Inc. (Distribution/Wholesale)	175	43,476
Walgreens Boots Alliance, Inc. (Retail)	2,485	206,081
Wal-Mart Stores, Inc. (Retail)	4,515	352,396
Walt Disney Co. (Media)	4,480	487,065
Waste Management, Inc. (Environmental Control)	1,225	60,675
Waters Corp.* (Electronics)	245	30,672
Wells Fargo & Co. (Banks)	13,440	740,543
Western Digital Corp. (Computers)	630	61,576
Western Union Co. (Commercial Services)	1,505	30,521
Weyerhaeuser Co. (REIT)	1,505	47,423
Whirlpool Corp. (Home Furnishings)	210	36,876
Whole Foods Market, Inc. (Food)	1,050	50,148
Wisconsin Energy Corp. (Electric)	630	30,946
Wyndham Worldwide Corp. (Lodging)	350	29,890
Wynn Resorts, Ltd. (Lodging)	245	27,212
Xcel Energy, Inc. (Electric)	1,435	48,661
Xerox Corp. (Office/Business Equipment)	3,010	34,615
Xilinx, Inc. (Semiconductors)	735	31,870
XL Group PLC (Insurance)	735	27,254
Xylem, Inc. (Machinery-Diversified)	525	19,436
Yahoo!, Inc.* (Internet)	2,485	105,774
YUM! Brands, Inc. (Retail)	1,225	105,301
Zimmer Holdings, Inc. (Healthcare - Products)	490	53,822
Zions Bancorp (Banks)	595	16,859
Zoetis, Inc. (Pharmaceuticals)	1,435	63,743
TOTAL COMMON STOCKS (Cost $26,766,597)		52,880,597

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $34,710,048	$34,710,000	$34,710,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,710,000)		34,710,000

TOTAL INVESTMENT SECURITIES (Cost $61,476,597) - 83.0%		87,590,597
Net other assets (liabilities) - 17.0%		17,957,770

NET ASSETS - 100.0%		$105,548,367

†                                         Number of shares is less than 0.50

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $21,540,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	99	6/22/15	$10,289,813	$125,398

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	5/27/15	0.55%	$46,676,886	$(408,771)
SPDR S&P 500 ETF	Goldman Sachs International	5/27/15	0.45%	21,582,492	(146,133)
				68,259,378	$(554,904)

S&P 500	UBS AG	5/27/15	0.50%	47,340,463	(448,584)
SPDR S&P 500 ETF	UBS AG	5/27/15	0.50%	31,946,782	(236,280)
				79,287,245	(684,864)

				$147,546,623	$(1,239,768)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Advertising	$129,861	0.1%
Aerospace/Defense	1,053,168	1.0%
Agriculture	877,063	0.8%
Airlines	282,467	0.3%
Apparel	400,052	0.4%
Auto Manufacturers	381,710	0.4%
Auto Parts & Equipment	226,147	0.2%
Banks	3,881,870	3.7%
Beverages	1,157,896	1.1%
Biotechnology	1,549,397	1.5%
Building Materials	84,776	0.1%
Chemicals	1,277,914	1.2%
Coal	21,599	NM
Commercial Services	717,936	0.7%
Computers	3,363,349	3.2%
Cosmetics/Personal Care	831,059	0.8%
Distribution/Wholesale	125,787	0.1%
Diversified Financial Services	1,363,091	1.3%
Electric	1,432,080	1.4%
Electrical Components & Equipment	152,001	0.1%
Electronics	745,928	0.7%
Energy-Alternate Sources	12,531	NM
Engineering & Construction	40,260	NM
Environmental Control	123,228	0.1%
Food	893,247	0.8%
Forest Products & Paper	65,807	0.1%
Gas	153,398	0.1%
Hand/Machine Tools	71,080	0.1%
Healthcare - Products	966,788	0.9%
Healthcare - Services	897,408	0.9%
Holding Companies - Diversified	21,631	NM
Home Builders	66,287	0.1%
Home Furnishings	80,607	0.1%
Household Products/Wares	169,643	0.2%
Housewares	29,360	NM
Insurance	2,135,115	2.0%
Internet	2,557,241	2.4%
Iron/Steel	55,169	0.1%
Leisure Time	121,353	0.1%
Lodging	146,888	0.1%
Machinery - Construction & Mining	163,979	0.2%
Machinery-Diversified	291,175	0.3%
Media	1,851,489	1.8%
Metal Fabricate/Hardware	86,810	0.1%
Mining	154,211	0.1%
Miscellaneous Manufacturing	1,630,728	1.5%
Office/Business Equipment	47,142	NM
Oil & Gas	3,384,265	3.2%
Oil & Gas Services	675,341	0.6%
Packaging & Containers	90,186	0.1%
Pharmaceuticals	4,059,569	3.9%
Pipelines	407,818	0.4%
Real Estate	30,864	NM
REIT	1,296,786	1.2%
Retail	3,438,693	3.3%
Savings & Loans	25,916	NM
Semiconductors	1,564,347	1.5%
Software	2,304,707	2.2%
Telecommunications	1,746,392	1.7%
Textiles	30,363	NM
Toys/Games/Hobbies	49,896	NM
Transportation	887,728	0.8%
Other **	52,667,770	49.9%
Total	$105,548,367	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (51.7%)
3D Systems Corp.* (Computers)	3,000	$75,270
Aaron’s, Inc. (Commercial Services)	1,800	61,200
Abercrombie & Fitch Co. - Class A (Retail)	2,000	44,960
ACI Worldwide, Inc.* (Software)	3,400	78,302
Acuity Brands, Inc. (Electrical Components & Equipment)	1,200	200,340
Acxiom Corp.* (Software)	2,200	38,412
Advance Auto Parts, Inc. (Retail)	2,000	286,000
Advanced Micro Devices, Inc.* (Semiconductors)	18,000	40,680
Advent Software, Inc. (Software)	1,200	52,092
Aecom Technology Corp.* (Engineering & Construction)	4,400	138,864
AGCO Corp. (Machinery-Diversified)	2,200	113,322
Akorn, Inc.* (Pharmaceuticals)	2,200	91,608
Alaska Air Group, Inc. (Airlines)	3,800	243,428
Albemarle Corp. (Chemicals)	3,200	191,040
Alexander & Baldwin, Inc. (Real Estate)	1,200	48,576
Alexandria Real Estate Equities, Inc. (REIT)	2,000	184,760
Align Technology, Inc.* (Healthcare - Products)	2,000	117,680
Alleghany Corp.* (Insurance)	400	189,408
Alliant Energy Corp. (Electric)	3,200	193,504
Allscripts Healthcare Solutions, Inc.* (Software)	4,800	63,840
AMC Networks, Inc.* - Class A (Media)	1,600	120,704
American Campus Communities, Inc. (REIT)	3,200	128,448
American Eagle Outfitters, Inc. (Retail)	5,000	79,550
American Financial Group, Inc. (Insurance)	2,000	126,400
ANN, Inc.* (Retail)	1,400	53,004
ANSYS, Inc.* (Software)	2,600	223,184
AOL, Inc.* (Internet)	2,200	87,780
Apollo Group, Inc.* - Class A (Commercial Services)	2,800	46,998
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,800	111,726
Aqua America, Inc. (Water)	5,000	134,100
ARRIS Group, Inc.* (Telecommunications)	3,800	127,965
Arrow Electronics, Inc.* (Electronics)	2,800	167,188
Arthur J. Gallagher & Co. (Insurance)	4,800	229,584
Ascena Retail Group, Inc.* (Retail)	3,800	56,962
Ashland, Inc. (Chemicals)	1,800	227,448
Aspen Insurance Holdings, Ltd. (Insurance)	1,800	84,114
Associated Banc-Corp. (Banks)	4,200	79,002
Atmel Corp. (Semiconductors)	11,800	89,444
Atmos Energy Corp. (Gas)	2,800	151,200
Atwood Oceanics, Inc. (Oil & Gas)	1,800	60,084
Avnet, Inc. (Electronics)	3,800	161,994
Avon Products, Inc. (Cosmetics/Personal Care)	12,400	101,308
BancorpSouth, Inc. (Banks)	2,400	58,104
Bank of Hawaii Corp. (Banks)	1,200	72,468
BE Aerospace, Inc. (Aerospace/Defense)	3,000	179,370
Belden, Inc. (Electrical Components & Equipment)	1,200	100,740
Bemis Co., Inc. (Packaging & Containers)	2,800	126,000
Big Lots, Inc. (Retail)	1,600	72,912
BioMed Realty Trust, Inc. (REIT)	5,800	120,350
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	600	80,670
Bio-Techne Corp. (Healthcare - Products)	1,000	95,960
Black Hills Corp. (Electric)	1,200	59,148
Boston Beer Co., Inc.* - Class A (Beverages)	200	49,560
Brinker International, Inc. (Retail)	1,800	99,666
Broadridge Financial Solutions, Inc. (Software)	3,400	183,328
Brown & Brown, Inc. (Insurance)	3,400	108,630
Brunswick Corp. (Leisure Time)	2,600	130,104
Buffalo Wild Wings, Inc.* (Retail)	600	95,580
Cabela’s, Inc.* (Retail)	1,400	73,836
Cabot Corp. (Chemicals)	1,800	76,932
Cadence Design Systems, Inc.* (Computers)	8,400	156,660
California Resources Corp. (Oil & Gas)	8,800	81,840
Camden Property Trust (REIT)	2,400	180,192
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,800	173,700
Carpenter Technology Corp. (Iron/Steel)	1,600	69,200
Carter’s, Inc. (Apparel)	1,600	159,776
Cathay Bancorp, Inc. (Banks)	2,200	62,876
CBOE Holdings, Inc. (Diversified Financial Services)	2,400	135,048
CDK Global, Inc. (Commercial Services)	4,600	220,432
Centene Corp.* (Healthcare - Services)	3,400	210,766
Charles River Laboratories International, Inc.* (Biotechnology)	1,400	96,824
Chico’s FAS, Inc. (Retail)	4,400	74,184
Church & Dwight, Inc. (Household Products/Wares)	3,800	308,446
Ciena Corp.* (Telecommunications)	3,000	63,900
Cinemark Holdings, Inc. (Entertainment)	3,000	127,890
City National Corp. (Banks)	1,400	130,480
Clarcor, Inc. (Miscellaneous Manufacturing)	1,400	91,000
Clean Harbors, Inc.* (Environmental Control)	1,600	88,400
Cleco Corp. (Electric)	1,800	97,830
CNO Financial Group, Inc. (Insurance)	5,800	98,600
Cognex Corp.* (Machinery-Diversified)	2,400	107,736
Commerce Bancshares, Inc. (Banks)	2,400	102,504
Commercial Metals Co. (Iron/Steel)	3,400	56,440
Communications Sales & Leasing, Inc.* (REIT)	3,400	102,272
Community Health Systems, Inc.* (Healthcare - Services)	3,400	182,512
CommVault Systems, Inc.* (Software)	1,200	54,900
Compass Minerals International, Inc. (Mining)	1,000	88,330
Convergys Corp. (Computers)	2,800	63,504

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Con-way, Inc. (Transportation)	1,600	$65,760
Copart, Inc.* (Retail)	3,200	113,824
CoreLogic, Inc.* (Diversified Financial Services)	2,600	101,686
Corporate Office Properties Trust (REIT)	2,600	68,614
Corrections Corp. of America (REIT)	3,400	125,086
Crane Co. (Miscellaneous Manufacturing)	1,400	85,554
Cree, Inc.* (Semiconductors)	3,200	101,376
CST Brands, Inc. (Retail)	2,200	91,762
Cullen/Frost Bankers, Inc. (Banks)	1,600	116,704
Cypress Semiconductor Corp. (Semiconductors)	9,000	119,880
Cytec Industries, Inc. (Chemicals)	2,000	110,580
Dana Holding Corp. (Auto Parts & Equipment)	4,800	103,536
Dean Foods Co. (Food)	2,600	42,250
Deckers Outdoor Corp.* (Apparel)	1,000	74,000
Deluxe Corp. (Commercial Services)	1,400	90,650
Denbury Resources, Inc. (Oil & Gas)	10,000	88,100
DeVry, Inc. (Commercial Services)	1,600	48,384
Dick’s Sporting Goods, Inc. (Retail)	2,800	151,928
Diebold, Inc. (Computers)	1,800	62,586
Domino’s Pizza, Inc. (Retail)	1,600	172,560
Domtar Corp. (Forest Products & Paper)	1,800	77,796
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,600	134,532
Douglas Emmett, Inc. (REIT)	3,800	108,300
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	2,000	52,120
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,200	181,874
Dril-Quip, Inc.* (Oil & Gas Services)	1,200	95,664
DST Systems, Inc. (Computers)	800	92,064
Duke Realty Corp. (REIT)	9,800	194,138
Dunkin’ Brands Group, Inc. (Retail)	2,800	145,908
Eagle Materials, Inc. (Building Materials)	1,400	116,746
East West Bancorp, Inc. (Banks)	4,000	162,360
Eaton Vance Corp. (Diversified Financial Services)	3,400	139,672
Energen Corp. (Oil & Gas)	2,000	142,340
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,800	245,916
Equity One, Inc. (REIT)	2,200	54,186
Esterline Technologies Corp.* (Aerospace/Defense)	800	89,032
Everest Re Group, Ltd. (Insurance)	1,200	214,692
Exelis, Inc. (Aerospace/Defense)	5,400	132,408
Extra Space Storage, Inc. (REIT)	3,200	210,976
FactSet Research Systems, Inc. (Media)	1,200	188,868
Fair Isaac Corp. (Software)	800	70,768
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,400	61,761
Federal Realty Investment Trust (REIT)	2,000	267,340
Federated Investors, Inc. - Class B (Diversified Financial Services)	2,800	96,320
FEI Co. (Electronics)	1,200	90,552
First American Financial Corp. (Insurance)	3,000	104,370
First Horizon National Corp. (Banks)	6,600	94,050
First Niagara Financial Group, Inc. (Savings & Loans)	10,200	92,769
FirstMerit Corp. (Banks)	4,800	92,976
Flowers Foods, Inc. (Food)	5,200	116,168
Foot Locker, Inc. (Retail)	4,000	237,800
Fortinet, Inc.* (Telecommunications)	4,000	150,960
Fortune Brands Home & Security, Inc. (Building Materials)	4,600	205,160
FTI Consulting, Inc.* (Commercial Services)	1,200	49,332
Fulton Financial Corp. (Banks)	5,200	63,232
Gartner Group, Inc.* (Commercial Services)	2,400	199,152
GATX Corp. (Trucking & Leasing)	1,200	65,280
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,400	130,130
Gentex Corp. (Electronics)	8,400	145,740
Global Payments, Inc. (Commercial Services)	2,000	200,560
Graco, Inc. (Machinery-Diversified)	1,600	114,592
Graham Holdings Co. - Class B (Commercial Services)	200	204,586
Granite Construction, Inc. (Engineering & Construction)	1,000	34,710
Great Plains Energy, Inc. (Electric)	4,400	115,192
Greif, Inc. - Class A (Packaging & Containers)	1,000	40,760
GUESS?, Inc. (Retail)	1,800	32,958
Gulfport Energy Corp.* (Oil & Gas)	2,400	117,456
Halyard Health, Inc.* (Healthcare - Products)	1,400	67,872
Hancock Holding Co. (Banks)	2,200	64,042
Hanover Insurance Group, Inc. (Insurance)	1,200	82,284
Harsco Corp. (Miscellaneous Manufacturing)	2,200	35,376
Hawaiian Electric Industries, Inc. (Electric)	3,000	93,900
HCC Insurance Holdings, Inc. (Insurance)	2,800	159,488
Health Net, Inc.* (Healthcare - Services)	2,200	115,830
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,800	46,144
Herman Miller, Inc. (Office Furnishings)	1,600	43,856
Highwoods Properties, Inc. (REIT)	2,600	111,904
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,600	79,904
HMS Holdings Corp.* (Commercial Services)	2,600	44,226
HNI Corp. (Office Furnishings)	1,200	55,968
HollyFrontier Corp. (Oil & Gas)	5,600	217,168
Hologic, Inc.* (Healthcare - Products)	7,000	236,180
Home Properties, Inc. (REIT)	1,600	117,696
Hospitality Properties Trust (REIT)	4,200	126,336
HSN, Inc. (Retail)	1,000	62,420
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,600	174,128

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,400	$184,226
IDACORP, Inc. (Electric)	1,400	84,462
IDEX Corp. (Machinery-Diversified)	2,200	165,022
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,400	175,518
Informatica Corp.* (Software)	3,200	153,824
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	4,400	110,704
Ingredion, Inc. (Food)	2,000	158,800
Integrated Device Technology, Inc.* (Semiconductors)	4,200	76,398
InterDigital, Inc. (Telecommunications)	1,000	54,720
International Bancshares Corp. (Banks)	1,600	41,568
International Speedway Corp. - Class A (Entertainment)	800	29,088
Intersil Corp. - Class A (Semiconductors)	3,800	50,730
IPG Photonics Corp.* (Semiconductors)	1,000	88,580
Itron, Inc.* (Electronics)	1,000	35,860
ITT Corp. (Miscellaneous Manufacturing)	2,600	103,090
J.B. Hunt Transport Services, Inc. (Transportation)	2,600	226,720
J.C. Penney Co., Inc.* (Retail)	8,800	73,040
Jabil Circuit, Inc. (Electronics)	5,600	126,112
Jack Henry & Associates, Inc. (Computers)	2,400	159,624
Janus Capital Group, Inc. (Diversified Financial Services)	4,200	75,180
Jarden Corp.* (Leisure Time)	5,200	266,136
JDS Uniphase Corp.* (Telecommunications)	6,600	83,556
JetBlue Airways Corp.* (Airlines)	7,400	151,922
John Wiley & Sons, Inc. (Media)	1,400	79,632
Jones Lang LaSalle, Inc. (Real Estate)	1,200	199,272
Kate Spade & Co.* (Retail)	3,600	117,720
KB Home (Home Builders)	2,600	37,674
KBR, Inc. (Engineering & Construction)	4,200	73,374
Kemper Corp. (Insurance)	1,400	52,738
Kennametal, Inc. (Hand/Machine Tools)	2,200	77,902
Keysight Technologies, Inc.* (Electronics)	4,800	160,608
Kilroy Realty Corp. (REIT)	2,400	170,376
Kirby Corp.* (Transportation)	1,600	125,648
KLX, Inc.* (Aerospace/Defense)	1,400	58,674
Knowles Corp.* (Electronics)	2,400	46,008
Lamar Advertising Co. - Class A (REIT)	2,200	127,512
Lancaster Colony Corp. (Food)	600	53,796
Landstar System, Inc. (Transportation)	1,200	74,772
LaSalle Hotel Properties (REIT)	3,200	117,408
Leidos Holdings, Inc. (Computers)	1,800	74,952
Lennox International, Inc. (Building Materials)	1,200	127,152
Lexmark International, Inc. - Class A (Computers)	1,800	79,902
Liberty Property Trust (REIT)	4,200	146,328
Life Time Fitness, Inc.* (Leisure Time)	1,000	71,500
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,200	89,856
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,200	147,092
Live Nation, Inc.* (Commercial Services)	4,200	105,252
LKQ Corp.* (Distribution/Wholesale)	8,600	232,802
Louisiana-Pacific Corp.* (Building Materials)	4,000	60,960
M.D.C. Holdings, Inc. (Home Builders)	1,200	32,208
Mack-Cali Realty Corp. (REIT)	2,400	43,080
Manpower, Inc. (Commercial Services)	2,200	187,726
MAXIMUS, Inc. (Computers)	1,800	115,218
MDU Resources Group, Inc. (Electric)	5,600	124,824
Mednax, Inc.* (Healthcare - Services)	2,800	198,184
Mentor Graphics Corp. (Computers)	2,800	67,004
Mercury General Corp. (Insurance)	1,000	54,940
Meredith Corp. (Media)	1,000	52,040
Mettler Toledo International, Inc.* (Electronics)	800	253,608
Mid-America Apartment Communities, Inc. (REIT)	2,200	164,142
Minerals Technologies, Inc. (Chemicals)	1,000	67,730
MSA Safety, Inc. (Environmental Control)	800	36,592
MSC Industrial Direct Co. - Class A (Retail)	1,400	99,484
MSCI, Inc. - Class A (Software)	3,200	195,808
Murphy USA, Inc.* (Oil & Gas)	1,200	78,396
Nabors Industries, Ltd. (Oil & Gas)	8,200	136,940
National Fuel Gas Co. (Gas)	2,400	154,680
National Instruments Corp. (Electronics)	2,800	80,080
National Retail Properties, Inc. (REIT)	3,800	145,920
NCR Corp.* (Computers)	4,800	131,712
NeuStar, Inc.* - Class A (Telecommunications)	1,600	48,000
New York Community Bancorp (Savings & Loans)	12,600	216,594
NewMarket Corp. (Chemicals)	400	178,760
Nordson Corp. (Machinery-Diversified)	1,600	127,440
NOW, Inc.* (Oil & Gas Services)	3,000	71,700
NVR, Inc.* (Home Builders)	200	265,298
Oceaneering International, Inc. (Oil & Gas Services)	2,800	154,308
Office Depot, Inc.* (Retail)	14,000	129,080
OGE Energy Corp. (Electric)	5,600	183,008
Oil States International, Inc.* (Oil & Gas Services)	1,400	66,626
Old Dominion Freight Line, Inc.* (Transportation)	2,000	142,260
Old Republic International Corp. (Insurance)	6,800	103,972
Olin Corp. (Chemicals)	2,200	64,966
OMEGA Healthcare Investors, Inc. (REIT)	4,000	144,360
Omnicare, Inc. (Pharmaceuticals)	2,800	246,344
ONE Gas, Inc. (Gas)	1,400	58,758
Orbital ATK, Inc. (Aerospace/Defense)	1,600	117,056
Oshkosh Truck Corp. (Machinery - Construction & Mining)	2,200	118,448
Owens & Minor, Inc. (Pharmaceuticals)	1,800	60,696

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Packaging Corp. of America (Packaging & Containers)	2,800	$193,732
PacWest Bancorp (Banks)	2,800	126,280
Panera Bread Co.* - Class A (Retail)	800	145,984
Patterson-UTI Energy, Inc. (Oil & Gas)	4,200	93,870
Peabody Energy Corp. (Coal)	7,800	36,894
Plantronics, Inc. (Telecommunications)	1,200	63,924
PNM Resources, Inc. (Electric)	2,200	61,116
Polaris Industries, Inc. (Leisure Time)	1,800	246,528
Polycom, Inc.* (Telecommunications)	3,800	49,590
PolyOne Corp. (Chemicals)	2,600	101,530
Post Holdings, Inc.* (Food)	1,400	65,716
Potlatch Corp. (REIT)	1,200	44,292
Primerica, Inc. (Insurance)	1,400	64,708
Prosperity Bancshares, Inc. (Banks)	1,800	96,012
PTC, Inc.* (Software)	3,200	122,688
Qorvo, Inc.* (Telecommunications)	4,200	276,822
Questar Corp. (Gas)	5,000	117,200
R.R. Donnelley & Sons Co. (Commercial Services)	5,800	107,996
Rackspace Hosting, Inc.* (Software)	3,400	183,260
Raymond James Financial Corp. (Diversified Financial Services)	3,600	203,508
Rayonier, Inc. (REIT)	3,600	92,124
Regal-Beloit Corp. (Hand/Machine Tools)	1,200	93,840
Regency Centers Corp. (REIT)	2,600	163,228
Reinsurance Group of America, Inc. (Insurance)	2,000	183,240
Reliance Steel & Aluminum Co. (Iron/Steel)	2,200	142,384
RenaissanceRe Holdings (Insurance)	1,400	143,486
Rent-A-Center, Inc. (Commercial Services)	1,600	47,360
ResMed, Inc. (Healthcare - Products)	4,000	255,760
Rock-Tenn Co. - Class A (Packaging & Containers)	4,000	251,920
Rollins, Inc. (Commercial Services)	2,800	69,440
Rosetta Resources, Inc.* (Oil & Gas)	2,000	45,660
Rovi Corp.* (Semiconductors)	2,600	48,126
Rowan Cos. PLC - Class A (Oil & Gas)	3,600	76,284
Royal Gold, Inc. (Mining)	1,800	116,154
RPM, Inc. (Chemicals)	3,800	180,652
Science Applications International Corp. (Computers)	1,200	60,120
SEI Investments Co. (Commercial Services)	3,800	173,508
Semtech Corp.* (Semiconductors)	2,000	46,580
Senior Housing Properties Trust (REIT)	6,800	139,196
Sensient Technologies Corp. (Chemicals)	1,400	91,504
Service Corp. International (Commercial Services)	5,800	160,544
Signature Bank* (Banks)	1,400	187,726
Signet Jewelers, Ltd. (Retail)	2,200	295,086
Silgan Holdings, Inc. (Packaging & Containers)	1,200	64,644
Silicon Laboratories, Inc.* (Semiconductors)	1,200	62,004
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,600	148,400
SLM Corp.* (Diversified Financial Services)	12,000	122,280
SM Energy Co. (Oil & Gas)	2,000	115,940
Smith Corp. (Miscellaneous Manufacturing)	2,200	140,580
SolarWinds, Inc.* (Software)	1,800	87,804
Solera Holdings, Inc. (Software)	2,000	97,040
Sonoco Products Co. (Packaging & Containers)	2,800	125,132
Sotheby’s - Class A (Commercial Services)	1,800	76,878
SPX Corp. (Miscellaneous Manufacturing)	1,200	92,400
StanCorp Financial Group, Inc. (Insurance)	1,200	86,496
Steel Dynamics, Inc. (Iron/Steel)	6,800	150,484
STERIS Corp. (Healthcare - Products)	1,800	119,700
Stifel Financial Corp.* (Diversified Financial Services)	1,800	95,112
SunEdison, Inc.* (Energy - Alternate Sources)	7,200	182,304
Superior Energy Services, Inc. (Oil & Gas Services)	4,400	112,200
SUPERVALU, Inc.* (Food)	5,800	50,982
SVB Financial Group* (Banks)	1,400	185,864
Synopsys, Inc.* (Computers)	4,400	206,272
Synovus Financial Corp. (Banks)	3,800	105,108
Tanger Factory Outlet Centers, Inc. (REIT)	2,600	87,308
Taubman Centers, Inc. (REIT)	1,800	129,618
TCF Financial Corp. (Banks)	4,600	72,036
Tech Data Corp.* (Electronics)	1,000	56,370
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,000	104,970
Teleflex, Inc. (Healthcare - Products)	1,200	147,552
Telephone & Data Systems, Inc. (Telecommunications)	2,800	74,788
Tempur-Pedic International, Inc.* (Home Furnishings)	1,800	109,638
Teradyne, Inc. (Semiconductors)	6,200	113,150
Terex Corp. (Machinery - Construction & Mining)	3,000	82,380
The Cheesecake Factory, Inc. (Retail)	1,400	70,182
The Cooper Cos., Inc. (Healthcare - Products)	1,400	249,298
The Corporate Executive Board Co. (Commercial Services)	1,000	83,830
The Hain Celestial Group, Inc.* (Food)	3,000	180,720
The New York Times Co. - Class A (Media)	3,800	50,882
The Scotts Miracle-Gro Co. - Class A (Housewares)	1,200	77,412
The Timken Co. (Metal Fabricate/Hardware)	2,200	86,438
The Ultimate Software Group, Inc.* (Software)	800	132,976
The Valspar Corp. (Chemicals)	2,200	178,420
The Wendy’s Co. (Retail)	7,800	78,936
Thor Industries, Inc. (Home Builders)	1,400	84,238

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Thoratec Corp.* (Healthcare - Products)	1,600	$64,176
Tidewater, Inc. (Transportation)	1,400	38,766
Time, Inc. (Media)	3,200	73,056
TimkenSteel Corp. (Metal Fabricate/Hardware)	1,000	29,190
Toll Brothers, Inc.* (Home Builders)	4,600	163,484
Tootsie Roll Industries, Inc. (Food)	600	18,588
Towers Watson & Co. - Class A (Commercial Services)	2,000	253,810
TreeHouse Foods, Inc.* (Food)	1,200	97,512
Trimble Navigation, Ltd.* (Electronics)	7,400	188,182
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,400	119,196
Triumph Group, Inc. (Aerospace/Defense)	1,400	82,936
Trustmark Corp. (Banks)	2,000	47,600
Tupperware Corp. (Housewares)	1,400	93,604
Tyler Technologies, Inc.* (Software)	1,000	121,950
UDR, Inc. (REIT)	7,400	242,498
UGI Corp. (Gas)	5,000	174,050
Umpqua Holdings Corp. (Banks)	6,200	105,462
Unit Corp.* (Oil & Gas)	1,400	48,776
United Natural Foods, Inc.* (Food)	1,400	94,444
United States Steel Corp. (Iron/Steel)	4,200	100,884
United Therapeutics Corp.* (Biotechnology)	1,400	223,566
Urban Edge Properties (REIT)	2,400	54,312
Valley National Bancorp (Banks)	6,400	60,352
Valmont Industries, Inc. (Metal Fabricate/Hardware)	600	75,612
VCA Antech, Inc.* (Pharmaceuticals)	2,400	122,328
Vectren Corp. (Gas)	2,400	103,608
VeriFone Systems, Inc.* (Computers)	3,200	114,464
Vishay Intertechnology, Inc. (Electronics)	3,800	48,184
Vista Outdoor, Inc.* (Retail)	1,800	78,768
W.R. Berkley Corp. (Insurance)	2,800	137,172
Wabtec Corp. (Machinery-Diversified)	2,800	263,340
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,400	118,368
Washington Federal, Inc. (Savings & Loans)	2,800	60,480
Waste Connections, Inc. (Environmental Control)	3,600	170,676
Watsco, Inc. (Distribution/Wholesale)	800	96,232
Webster Financial Corp. (Banks)	2,600	93,158
Weingarten Realty Investors (REIT)	3,200	104,832
WellCare Health Plans, Inc.* (Healthcare - Services)	1,200	92,916
Werner Enterprises, Inc. (Transportation)	1,200	32,244
Westar Energy, Inc. (Electric)	3,800	143,070
Western Refining, Inc. (Oil & Gas)	2,000	88,100
WEX, Inc.* (Commercial Services)	1,200	135,252
WGL Holdings, Inc. (Gas)	1,400	77,014
Whitewave Foods Co.* (Food)	5,000	219,850
Williams-Sonoma, Inc. (Retail)	2,400	176,472
Windstream Holdings, Inc. (Telecommunications)	2,801	32,712
Woodward, Inc. (Electronics)	1,600	75,280
World Fuel Services Corp. (Retail)	2,000	111,000
Worthington Industries, Inc. (Iron/Steel)	1,400	37,842
WP GLIMCHER, Inc. (REIT)	5,200	78,000
WPX Energy, Inc.* (Oil & Gas)	5,800	79,750
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	1,400	128,912
TOTAL COMMON STOCKS (Cost $30,616,304)		46,153,029

	Principal Amount	Value
Repurchase Agreements(a)(b)(48.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $42,964,059	$42,964,000	$42,964,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,964,000)		42,964,000

TOTAL INVESTMENT SECURITIES (Cost $73,580,304) - 99.9%		89,117,029
Net other assets (liabilities) - 0.1%		95,747

NET ASSETS - 100.0%		$89,212,776

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $18,021,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	82	6/22/15	$12,274,580	$155,656

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P MidCap 400	Goldman Sachs International	5/27/15	0.55%	$30,325,493	$(428,034)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/27/15	0.30%	29,138,815	(392,273)
				59,464,308	$(820,307)

S&P MidCap 400	UBS AG	5/27/15	0.45%	46,050,879	(657,025)
SPDR S&P MidCap 400 ETF	UBS AG	5/27/15	0.45%	14,340,466	(191,192)
				60,391,345	(848,217)

				$119,855,653	$(1,668,524)

^                                Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$764,446	0.9%
Airlines	395,350	0.4%
Apparel	233,776	0.3%
Auto Parts & Equipment	103,536	0.1%
Banks	2,219,964	2.5%
Beverages	49,560	0.1%
Biotechnology	401,060	0.4%
Building Materials	510,018	0.6%
Chemicals	1,469,562	1.6%
Coal	36,894	NM
Commercial Services	2,567,116	3.0%
Computers	1,459,352	1.6%
Cosmetics/Personal Care	101,308	0.1%
Distribution/Wholesale	439,738	0.5%
Diversified Financial Services	1,087,174	1.2%
Electric	1,156,054	1.3%
Electrical Components & Equipment	721,124	0.8%
Electronics	1,635,766	1.8%
Energy - Alternate Sources	182,304	0.2%
Engineering & Construction	246,948	0.3%
Entertainment	209,098	0.2%
Environmental Control	295,668	0.3%
Food	1,098,826	1.2%
Forest Products & Paper	77,796	0.1%
Gas	836,510	0.9%
Hand/Machine Tools	318,834	0.4%
Healthcare - Products	1,758,000	2.0%
Healthcare - Services	890,064	1.0%
Home Builders	582,902	0.7%
Home Furnishings	109,638	0.1%
Household Products/Wares	308,446	0.3%
Housewares	171,016	0.2%
Insurance	2,224,322	2.5%
Internet	87,780	0.1%
Iron/Steel	557,234	0.6%
Leisure Time	714,268	0.8%
Machinery - Construction & Mining	200,828	0.2%
Machinery-Diversified	1,020,364	1.1%
Media	565,182	0.6%
Metal Fabricate/Hardware	191,240	0.2%
Mining	204,484	0.2%
Miscellaneous Manufacturing	1,087,154	1.2%
Office Furnishings	99,824	0.1%
Oil & Gas	1,470,704	1.6%
Oil & Gas Services	728,516	0.8%
Packaging & Containers	802,188	0.9%
Pharmaceuticals	520,976	0.6%
Real Estate	247,848	0.3%
REIT	4,295,132	4.9%
Retail	3,321,566	3.8%
Savings & Loans	369,843	0.4%
Semiconductors	898,709	1.0%
Shipbuilding	184,226	0.2%
Software	1,860,176	2.1%
Telecommunications	1,026,937	1.2%
Transportation	836,300	0.9%
Trucking & Leasing	65,280	0.1%
Water	134,100	0.2%
Other **	43,059,747	48.3%
Total	$89,212,776	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (48.0%)
1-800-Flowers.com, Inc.* - Class A (Internet)	945	$9,989
22nd Century Group, Inc.* (Agriculture)	1,620	1,636
8x8, Inc.* (Internet)	1,890	16,499
AAON, Inc. (Building Materials)	810	19,416
AAR Corp. (Aerospace/Defense)	810	24,494
Abaxis, Inc. (Healthcare - Products)	405	25,920
ABIOMED, Inc.* (Healthcare - Products)	810	51,208
ABM Industries, Inc. (Commercial Services)	1,080	34,614
Abraxas Petroleum Corp.* (Oil & Gas)	1,890	7,182
Acacia Research Corp. (Investment Companies)	1,080	11,902
Acadia Healthcare Co., Inc.* (Healthcare - Services)	675	46,237
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	1,485	50,741
Acadia Realty Trust (REIT)	1,080	33,372
Accelerate Diagnostics, Inc.* (Healthcare - Products)	540	12,312
Acco Brands Corp.* (Household Products/Wares)	2,430	19,124
Accuray, Inc.* (Healthcare - Products)	1,620	13,171
Accuride Corp.* (Auto Parts & Equipment)	1,350	5,508
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	675	2,693
Aceto Corp. (Chemicals)	675	13,082
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,025	17,719
ACI Worldwide, Inc.* (Software)	2,025	46,636
Acorda Therapeutics, Inc.* (Biotechnology)	810	24,357
Actua Corp.* (Software)	810	11,721
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,350	32,157
Acxiom Corp.* (Software)	1,485	25,928
ADTRAN, Inc. (Telecommunications)	1,080	17,939
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	810	19,813
Advent Software, Inc. (Software)	945	41,022
Advisory Board Co.* (Commercial Services)	675	35,026
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	540	12,560
Aegion Corp.* (Engineering & Construction)	810	14,920
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	1,215	23,887
Aeropostale, Inc.* (Retail)	2,295	7,092
Affymetrix, Inc.* (Healthcare - Products)	1,620	19,651
AG Mortgage Investment Trust, Inc. (REIT)	675	12,974
Agenus, Inc.* (Biotechnology)	1,890	12,493
Air Methods Corp.* (Healthcare - Services)	675	30,848
Air Transport Services Group, Inc.* (Transportation)	1,215	11,324
Aircastle, Ltd. (Diversified Financial Services)	1,215	29,136
AK Steel Holding Corp.* (Iron/Steel)	2,700	13,716
Akorn, Inc.* (Pharmaceuticals)	1,215	50,593
Albany International Corp. - Class A (Machinery-Diversified)	540	21,168
Albany Molecular Research, Inc.* (Commercial Services)	540	9,752
Alexander & Baldwin, Inc. (Real Estate)	945	38,254
Alimera Sciences, Inc.* (Pharmaceuticals)	945	4,120
ALLETE, Inc. (Electric)	810	40,743
Alliance One International, Inc.* (Agriculture)	2,700	3,564
ALON USA Energy, Inc. (Oil & Gas)	675	10,861
Alpha & Omega Semiconductor LT* (Semiconductors)	675	5,528
Alpha Natural Resources, Inc.* (Coal)	4,590	3,718
Altisource Residential Corp. (Real Estate)	1,080	20,682
Altra Holdings, Inc. (Machinery-Diversified)	540	14,240
AMAG Pharmaceuticals, Inc.* (Biotechnology)	540	27,524
Ambac Financial Group, Inc.* (Insurance)	810	18,638
Ambarella, Inc.* (Semiconductors)	540	39,502
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	540	16,232
Amedisys, Inc.* (Healthcare - Services)	675	18,772
American Assets Trust, Inc. (REIT)	675	26,865
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,350	33,656
American Capital Mortgage Investment Corp. (REIT)	1,080	18,943
American Eagle Energy Corp.* (Oil & Gas)	1,080	184
American Eagle Outfitters, Inc. (Retail)	3,510	55,844
American Equity Investment Life Holding Co. (Insurance)	1,350	36,383
American Residential Properties, Inc.* (REIT)	675	12,663
American Software, Inc. - Class A (Software)	675	6,554
American States Water Co. (Water)	810	31,096
American Vanguard Corp. (Chemicals)	675	7,364
Ameris Bancorp (Banks)	540	13,495
Amkor Technology, Inc.* (Semiconductors)	1,755	12,338
AMN Healthcare Services, Inc.* (Commercial Services)	1,080	24,635
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	2,603
AmSurg Corp.* (Healthcare - Services)	675	42,336
AmTrust Financial Services, Inc. (Insurance)	540	32,114
Amyris, Inc.* (Energy-Alternate Sources)	1,215	2,746
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	675	35,566
Angie’s List, Inc.* (Internet)	945	5,547
AngioDynamics, Inc.* (Healthcare - Products)	675	11,266
Anixter International, Inc.* (Telecommunications)	540	38,124
ANN, Inc.* (Retail)	810	30,667
Antares Pharma, Inc.* (Pharmaceuticals)	3,105	7,607

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Anworth Mortgage Asset Corp. (REIT)	2,700	$13,716
Apogee Enterprises, Inc. (Building Materials)	540	28,415
Apollo Commercial Real Estate Finance, Inc. (REIT)	945	16,150
Apollo Residential Mortgage, Inc. (REIT)	675	10,706
Applied Industrial Technologies, Inc. (Machinery-Diversified)	810	33,833
Applied Micro Circuits Corp.* (Semiconductors)	1,620	8,699
Approach Resources, Inc.* (Oil & Gas)	810	7,104
Aratana Therapeutics, Inc.* (Pharmaceuticals)	675	8,714
ARC Document Solutions, Inc.* (Commercial Services)	1,215	10,376
ArcBest Corp. (Transportation)	540	19,278
Arch Coal, Inc.* (Coal)	4,455	4,340
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,185	18,247
Ares Commercial Real Estate Corp. (REIT)	675	7,661
Argo Group International Holdings, Ltd. (Insurance)	540	26,455
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,240	28,091
ARMOUR Residential REIT, Inc. (REIT)	6,750	20,250
Array BioPharma, Inc.* (Pharmaceuticals)	2,835	17,719
Arrowhead Research Corp.* (Commercial Services)	1,080	7,452
Aruba Networks, Inc.* (Telecommunications)	2,025	49,836
Asbury Automotive Group, Inc.* (Retail)	540	45,376
Ashford Hospitality Prime, Inc. (REIT)	675	10,571
Ashford Hospitality Trust (REIT)	1,485	13,454
Aspen Technology, Inc.* (Software)	1,620	71,912
Associated Estates Realty Corp. (REIT)	1,215	34,628
Astoria Financial Corp. (Savings & Loans)	1,755	23,113
Atlantic Power Corp. (Electric)	2,835	9,214
Atlas Air Worldwide Holdings, Inc.* (Transportation)	540	26,320
Atricure, Inc.* (Healthcare - Products)	675	14,857
AVG Technologies N.V.* (Software)	810	19,375
Avista Corp. (Electric)	1,080	35,230
Axcelis Technologies, Inc.* (Semiconductors)	3,510	8,845
Axiall Corp. (Chemicals)	1,215	49,572
AZZ, Inc. (Miscellaneous Manufacturing)	540	25,051
B&G Foods, Inc. - Class A (Food)	945	28,728
Balchem Corp. (Chemicals)	540	28,307
Baltic Trading, Ltd. (Transportation)	1,350	1,917
Banc of California, Inc. (Savings & Loans)	810	10,044
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	675	21,445
Bancorp, Inc.* (Banks)	810	7,889
BancorpSouth, Inc. (Banks)	1,755	42,489
Bank Mutual Corp. (Savings & Loans)	1,350	9,707
Bank of the Ozarks, Inc. (Banks)	1,485	57,558
Bankrate, Inc.* (Internet)	1,350	16,739
Barnes & Noble, Inc.* (Retail)	810	17,739
Barnes Group, Inc. (Miscellaneous Manufacturing)	945	37,894
Basic Energy Services, Inc.* (Oil & Gas Services)	675	6,878
Bazaarvoice, Inc.* (Internet)	1,215	6,537
BBCN Bancorp, Inc. (Banks)	1,485	21,072
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	945	28,085
Beazer Homes USA, Inc.* (Home Builders)	540	9,455
bebe Stores, Inc. (Retail)	1,485	4,915
Belden, Inc. (Electrical Components & Equipment)	810	68,000
Belmond, Ltd.* (Lodging)	1,890	23,284
Benchmark Electronics, Inc.* (Electronics)	1,080	25,412
Beneficial Bancorp, Inc.* (Savings & Loans)	675	7,830
Berkshire Hills Bancorp, Inc. (Savings & Loans)	540	15,125
Berry Plastics Group, Inc.* (Packaging & Containers)	1,620	55,436
BGC Partners, Inc. - Class A (Diversified Financial Services)	3,375	33,868
Bill Barrett Corp.* (Oil & Gas)	945	10,962
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,485	13,796
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	945	7,617
Bio-Path Holdings, Inc.* (Pharmaceuticals)	2,295	3,569
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	540	17,885
BioScrip, Inc.* (Pharmaceuticals)	1,485	6,980
Biotelemetry, Inc.* (Healthcare - Products)	810	6,488
Biotime, Inc.* (Biotechnology)	1,890	9,696
BJ’s Restaurants, Inc.* (Retail)	540	25,272
Black Diamond, Inc.* (Leisure Time)	675	6,082
Black Hills Corp. (Electric)	810	39,925
Blackbaud, Inc. (Software)	810	40,929
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	945	34,748
Bloomin Brands, Inc. (Retail)	1,485	33,650
Blount International, Inc.* (Miscellaneous Manufacturing)	1,080	14,321
Blucora, Inc.* (Internet)	945	12,918
Bob Evans Farms, Inc. (Retail)	540	23,231
Boingo Wireless, Inc.* (Internet)	810	6,691
Boise Cascade Co.* (Building Materials)	810	28,107
Bonanza Creek Energy, Inc.* (Oil & Gas)	675	18,603
Boston Private Financial Holdings, Inc. (Banks)	1,620	21,303
Bottomline Technologies, Inc.* (Software)	810	21,676
Boulder Brands, Inc.* (Food)	1,215	11,591
Boyd Gaming Corp.* (Lodging)	1,620	21,384
Brady Corp. - Class A (Electronics)	945	25,165
Briggs & Stratton Corp. (Machinery-Diversified)	945	18,475

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bright Horizons Family Solutions, Inc.* (Commercial Services)	540	$27,151
Brightcove, Inc.* (Software)	810	5,605
Bristow Group, Inc. (Oil & Gas Services)	675	41,937
BroadSoft, Inc.* (Software)	675	21,357
Brookline Bancorp, Inc. (Savings & Loans)	1,485	15,993
Brooks Automation, Inc. (Semiconductors)	1,485	15,979
Brown Shoe Co., Inc. (Retail)	810	24,057
Brunswick Corp. (Leisure Time)	1,620	81,065
Builders FirstSource, Inc.* (Building Materials)	1,215	15,503
Burlington Stores, Inc.* (Retail)	540	27,848
C&J Energy Services, Ltd.* (Oil & Gas Services)	810	14,135
Cabot Microelectronics Corp.* (Semiconductors)	540	25,542
CACI International, Inc.* - Class A (Computers)	405	35,737
Caesars Acquisition Co.* - Class A (Investment Companies)	1,080	6,782
Caesars Entertainment Corp.* (Lodging)	1,080	10,249
Calamp Corp.* (Telecommunications)	810	15,965
Calgon Carbon Corp. (Chemicals)	1,080	23,965
California Water Service Group (Water)	945	22,557
Calix, Inc.* (Telecommunications)	1,080	7,981
Callaway Golf Co. (Leisure Time)	1,755	16,988
Callidus Software, Inc.* (Software)	1,080	13,338
Callon Petroleum Co.* (Oil & Gas)	945	8,448
Cambrex Corp.* (Biotechnology)	675	25,981
Campus Crest Communities, Inc. (REIT)	1,485	9,400
Cantel Medical Corp. (Healthcare - Products)	675	30,233
Capital Bank Financial Corp.* - Class A (Banks)	540	14,645
Capital Senior Living Corp.* (Healthcare - Services)	675	17,665
Capitol Federal Financial, Inc. (Savings & Loans)	2,700	32,400
Capstead Mortgage Corp. (REIT)	1,890	22,019
Capstone Turbine Corp.* (Electrical Components & Equipment)	7,560	4,749
Cardinal Financial Corp. (Banks)	675	13,925
Cardiovascular System, Inc.* (Healthcare - Products)	540	16,902
Cardtronics, Inc.* (Commercial Services)	810	30,561
Career Education Corp.* (Commercial Services)	1,755	7,371
CareTrust REIT, Inc. (REIT)	540	6,745
Carmike Cinemas, Inc.* (Entertainment)	540	16,297
Carrizo Oil & Gas, Inc.* (Oil & Gas)	810	45,140
Carrols Restaurant Group, Inc.* (Retail)	1,080	9,763
Cascade Bancorp* (Banks)	1,080	5,206
Casella Waste System, Inc.* - Class A (Environmental Control)	1,215	6,658
Casey’s General Stores, Inc. (Retail)	675	55,472
Cash America International, Inc. (Retail)	540	13,997
Cathay Bancorp, Inc. (Banks)	1,485	42,441
Cavium, Inc.* (Semiconductors)	945	61,226
CBIZ, Inc.* (Commercial Services)	1,080	9,763
Ceco Environmental Corp. (Environmental Control)	540	6,367
Cedar Realty Trust, Inc. (REIT)	1,890	13,211
Celadon Group, Inc. (Transportation)	540	13,954
Celldex Therapeutics, Inc.* (Biotechnology)	1,755	42,120
Cempra, Inc.* (Pharmaceuticals)	675	21,256
Centerstate Banks, Inc. (Banks)	945	11,491
Central European Media Enterprises, Ltd.* - Class A (Media)	2,295	6,311
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,080	10,584
Century Aluminum Co.* (Mining)	1,080	13,921
Cenveo, Inc.* (Commercial Services)	1,755	3,475
Cepheid, Inc.* (Healthcare - Products)	1,215	68,162
Cerus Corp.* (Healthcare - Products)	2,025	8,991
CEVA, Inc.* (Semiconductors)	540	11,178
Chambers Street Properties (REIT)	4,455	33,413
Channeladvisor Corp.* (Internet)	405	4,143
Chart Industries, Inc.* (Machinery-Diversified)	540	21,897
Charter Financial Corp. (Savings & Loans)	675	8,080
Chatham Lodging Trust (REIT)	540	14,926
Checkpoint Systems, Inc. (Electronics)	945	9,790
Chegg, Inc.* (Internet)	1,620	12,037
Chemical Financial Corp. (Banks)	675	20,858
Chemocentryx, Inc.* (Pharmaceuticals)	1,080	7,225
Chemtura Corp.* (Chemicals)	1,755	52,878
Chesapeake Lodging Trust (REIT)	945	30,004
Chimerix, Inc.* (Pharmaceuticals)	540	18,360
Christopher & Banks Corp.* (Retail)	945	5,613
CIBER, Inc.* (Computers)	2,025	7,148
Ciena Corp.* (Telecommunications)	1,890	40,257
Cimpress N.V.* (Commercial Services)	675	56,660
Cincinnati Bell, Inc.* (Telecommunications)	4,320	14,818
Cinedigm Corp.* - Class A (Internet)	2,430	2,017
Cirrus Logic, Inc.* (Semiconductors)	1,215	41,043
Citizens, Inc.* (Insurance)	1,215	6,853
Civeo Corp. (Commercial Services)	1,755	8,196
Clarcor, Inc. (Miscellaneous Manufacturing)	945	61,424
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	1,485	14,657
Clearwater Paper Corp.* (Forest Products & Paper)	405	25,909
Cleco Corp. (Electric)	1,080	58,697
Clifton Bancorp, Inc. (Savings & Loans)	675	9,214
Cloud Peak Energy, Inc.* (Coal)	1,215	7,885
Clovis Oncology, Inc.* (Pharmaceuticals)	540	43,394
ClubCorp Holdings, Inc. (Leisure Time)	540	11,820
CNO Financial Group, Inc. (Insurance)	3,915	66,554
CoBiz Financial, Inc. (Banks)	945	11,349
Coeur d’Alene Mines Corp.* (Mining)	2,160	11,275

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cogent Communications Group, Inc. (Internet)	945	$33,066
Cognex Corp.* (Machinery-Diversified)	1,485	66,662
Coherent, Inc.* (Electronics)	405	24,300
Cohu, Inc. (Semiconductors)	675	7,067
Colony Financial, Inc. (REIT)	1,755	45,472
Columbia Banking System, Inc. (Banks)	945	28,067
Comfort Systems USA, Inc. (Engineering & Construction)	810	16,759
Commercial Metals Co. (Iron/Steel)	2,160	35,856
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	810	4,666
Community Bank System, Inc. (Banks)	810	28,310
CommVault Systems, Inc.* (Software)	810	37,058
comScore, Inc.* (Internet)	675	35,343
Comstock Resources, Inc. (Oil & Gas)	945	5,075
Comverse, Inc.* (Telecommunications)	540	13,230
CONMED Corp. (Healthcare - Products)	540	27,124
Conn’s, Inc.* (Retail)	540	15,104
Consolidated Communications Holdings, Inc. (Telecommunications)	810	17,067
Constant Contact, Inc.* (Software)	675	23,524
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	810	5,176
Convergys Corp. (Computers)	1,890	42,865
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,215	51,625
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,025	11,684
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	405	21,348
Corenergy Infrastructure Trust (REIT)	945	6,417
CoreSite Realty Corp. (REIT)	405	19,472
Cornerstone OnDemand, Inc.* (Software)	945	27,055
Cousins Properties, Inc. (REIT)	3,645	35,502
Cowen Group, Inc.* - Class A (Diversified Financial Services)	2,700	15,093
Crawford & Co. (Insurance)	810	6,618
Cray, Inc.* (Computers)	810	22,753
Crocs, Inc.* (Apparel)	1,755	23,166
Cross Country Healthcare, Inc.* (Commercial Services)	945	10,490
Crown Media Holdings, Inc.* (Media)	1,485	5,569
CryoLife, Inc. (Healthcare - Products)	810	8,262
CSG Systems International, Inc. (Software)	675	19,656
CTI BioPharma Corp.* (Biotechnology)	3,375	6,008
CTS Corp. (Electronics)	675	12,110
CubeSmart (REIT)	2,565	59,174
Cubic Corp. (Aerospace/Defense)	405	20,080
CUI Global, Inc.* (Electronics)	675	3,719
Cumulus Media, Inc.* - Class A (Media)	2,835	6,464
Curtiss-Wright Corp. (Aerospace/Defense)	810	59,179
Customers Bancorp, Inc.* (Banks)	540	13,613
CVB Financial Corp. (Banks)	2,025	31,691
Cyan, Inc.* (Telecommunications)	1,215	4,532
Cyberonics, Inc.* (Healthcare - Products)	540	32,891
Cynosure, Inc.* - Class A (Healthcare - Products)	540	18,047
Cypress Semiconductor Corp. (Semiconductors)	5,940	79,120
CYS Investments, Inc. (REIT)	3,105	27,697
Cytokinetics, Inc.* (Biotechnology)	1,215	7,642
Cytori Therapeutics, Inc.* (Pharmaceuticals)	2,430	2,126
CytRx Corp.* (Biotechnology)	1,620	7,112
Daktronics, Inc. (Home Furnishings)	945	10,140
Dana Holding Corp. (Auto Parts & Equipment)	2,835	61,151
Darling International, Inc.* (Food)	2,970	40,570
DCT Industrial Trust, Inc. (REIT)	1,485	49,064
DealerTrack Holdings, Inc.* (Software)	945	37,148
Dean Foods Co. (Food)	1,755	28,519
del Frisco’s Restaurant Group* (Retail)	540	10,892
Delek US Holdings, Inc. (Oil & Gas)	1,080	39,874
Deluxe Corp. (Commercial Services)	945	61,188
Demand Media, Inc.* (Media)	270	1,731
Demandware, Inc.* (Software)	540	33,264
Denny’s Corp.* (Retail)	1,890	19,675
DepoMed, Inc.* (Pharmaceuticals)	1,215	28,260
Derma Sciences, Inc.* (Pharmaceuticals)	675	5,333
Destination XL Group, Inc.* (Retail)	1,215	5,917
Dexcom, Inc.* (Healthcare - Products)	1,350	91,219
DHI Group, Inc.* (Internet Software & Services)	1,080	8,208
DHT Holdings, Inc. (Transportation)	1,620	12,960
Diamond Foods, Inc.* (Food)	540	15,142
Diamond Resorts International, Inc.* (Lodging)	675	21,607
Diamondback Energy, Inc.* (Oil & Gas)	675	55,736
DiamondRock Hospitality Co. (REIT)	3,510	47,596
Digi International, Inc.* (Software)	810	8,181
DigitalGlobe, Inc.* (Telecommunications)	1,350	43,431
Dime Community Bancshares, Inc. (Savings & Loans)	810	12,895
Diodes, Inc.* (Semiconductors)	675	18,036
Dorman Products, Inc.* (Auto Parts & Equipment)	540	25,288
Dot Hill Systems Corp.* (Computers)	1,755	11,021
Douglas Dynamics, Inc. (Auto Parts & Equipment)	540	11,745
Drew Industries, Inc. (Building Materials)	405	22,951
DSP Group, Inc.* (Semiconductors)	675	7,682
DuPont Fabros Technology, Inc. (REIT)	1,215	37,847
Dyax Corp.* (Pharmaceuticals)	2,700	64,556
Dycom Industries, Inc.* (Engineering & Construction)	675	31,037
Dynavax Technologies Corp.* (Biotechnology)	540	10,862
Dynegy, Inc.* (Electric)	1,755	58,389
Dynex Capital, Inc. (REIT)	1,350	10,800
E.W. Scripps Co. - Class A (Media)	1,350	31,442
Eagle Bancorp, Inc.* (Banks)	540	19,904

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EarthLink Holdings Corp. (Telecommunications)	2,565	$12,132
EastGroup Properties, Inc. (REIT)	540	30,888
Ebix, Inc. (Software)	675	18,421
Echo Global Logistics, Inc.* (Transportation)	540	15,606
Education Realty Trust, Inc. (REIT)	675	22,694
El Paso Electric Co. (Electric)	810	30,140
Electro Scientific Industries, Inc. (Electronics)	810	4,617
Electronics for Imaging, Inc.* (Computers)	810	33,801
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	540	7,598
Ellie Mae, Inc.* (Diversified Financial Services)	540	29,700
EMCOR Group, Inc. (Engineering & Construction)	1,215	54,225
Emerald Oil, Inc.* (Oil & Gas)	1,350	864
Emergent Biosolutions, Inc.* (Biotechnology)	675	20,041
Empire District Electric Co. (Electric)	810	19,092
Empire State Realty Trust, Inc. - Class A (REIT)	1,755	31,590
Employers Holdings, Inc. (Insurance)	675	16,477
Emulex Corp.* (Semiconductors)	1,890	15,158
Encore Capital Group, Inc.* (Diversified Financial Services)	540	21,838
Encore Wire Corp. (Electrical Components & Equipment)	405	18,229
Endocyte, Inc.* (Biotechnology)	1,080	6,264
Endologix, Inc.* (Healthcare - Products)	1,350	21,006
Endurance International Group Holdings, Inc.* (Internet)	675	12,380
Energy Recovery, Inc.* (Environmental Control)	1,215	3,609
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,755	7,669
EnerNOC, Inc.* (Electric)	675	7,459
EnerSys (Electrical Components & Equipment)	810	54,999
Ennis, Inc. (Commercial Services)	675	10,382
Enova International, Inc.* (Diversified Financial Services)	405	7,497
EnPro Industries, Inc. (Miscellaneous Manufacturing)	405	25,924
Entegris, Inc.* (Semiconductors)	2,565	34,140
Entercom Communications Corp.* - Class A (Media)	675	8,019
Entravision Communications Corp. - Class A (Media)	1,485	9,712
Entropic Communications, Inc.* (Semiconductors)	2,430	7,339
Envestnet, Inc.* (Software)	675	34,601
Enzo Biochem, Inc.* (Biotechnology)	1,215	3,402
EPAM Systems, Inc.* (Computers)	675	43,679
EPIQ Systems, Inc. (Software)	810	14,507
EPR Properties (REIT)	945	54,497
Equity One, Inc. (REIT)	1,215	29,925
Era Group, Inc.* (Transportation)	405	8,983
ESCO Technologies, Inc. (Electronics)	540	19,818
Essent Group, Ltd.* (Insurance)	810	20,210
Esterline Technologies Corp.* (Aerospace/Defense)	540	60,097
Ethan Allen Interiors, Inc. (Home Furnishings)	540	13,079
Euronet Worldwide, Inc.* (Commercial Services)	945	55,263
EverBank Financial Corp. (Savings & Loans)	1,755	32,590
Evercore Partners, Inc. - Class A (Diversified Financial Services)	675	32,562
EVERTEC, Inc. (Commercial Services)	1,215	25,187
EVINE Live, Inc.* (Advertising)	1,350	8,046
Exact Sciences Corp.* (Biotechnology)	1,620	33,858
ExamWorks Group, Inc.* (Commercial Services)	675	27,641
Exar Corp.* (Semiconductors)	945	9,327
Excel Trust, Inc. (REIT)	1,080	17,118
EXCO Resources, Inc. (Oil & Gas)	3,105	6,396
Exelixis, Inc.* (Biotechnology)	4,185	10,755
ExlService Holdings, Inc.* (Computers)	675	23,240
Express, Inc.* (Retail)	1,620	26,406
Exterran Holdings, Inc. (Oil & Gas Services)	1,080	40,036
Extreme Networks, Inc.* (Telecommunications)	2,295	5,783
EZCORP, Inc.* - Class A (Retail)	1,080	9,936
F.N.B. Corp. (Banks)	3,105	41,203
Fabrinet* (Miscellaneous Manufacturing)	810	14,669
Fair Isaac Corp. (Software)	675	59,711
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,295	41,689
Fairpoint Communications, Inc.* (Telecommunications)	540	10,649
Federal Signal Corp. (Miscellaneous Manufacturing)	1,215	19,100
Federal-Mogul Corp.* (Auto Parts & Equipment)	675	8,708
FEI Co. (Electronics)	810	61,122
FelCor Lodging Trust, Inc. (REIT)	2,430	26,997
Female Health Co.* (Healthcare - Products)	945	2,759
Ferro Corp.* (Chemicals)	1,485	20,033
Fiesta Restaurant Group, Inc.* (Retail)	540	27,297
Financial Engines, Inc. (Diversified Financial Services)	945	39,850
Finisar Corp.* (Telecommunications)	1,755	35,679
First American Financial Corp. (Insurance)	1,890	65,752
First Bancorp* (Banks)	2,295	13,793
First Busey Corp. (Banks)	1,755	10,951
First Cash Financial Services, Inc.* (Retail)	540	26,103
First Commonwealth Financial Corp. (Banks)	1,890	17,048
First Financial Bancorp (Banks)	1,215	20,971
First Financial Bankshares, Inc. (Banks)	1,215	35,186

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Industrial Realty Trust, Inc. (REIT)	2,025	$39,953
First Merchants Corp. (Banks)	810	18,282
First Midwest Bancorp, Inc. (Banks)	1,485	25,394
First Potomac Realty Trust (REIT)	1,215	13,025
FirstMerit Corp. (Banks)	2,970	57,528
Five Below, Inc.* (Retail)	945	31,865
Five Star Quality Care, Inc.* (Healthcare - Services)	1,350	5,738
Flagstar BanCorp, Inc.* (Savings & Loans)	540	9,277
Fleetmatics Group PLC* (Computers)	675	30,767
Flotek Industries, Inc.* (Oil & Gas Services)	945	13,504
Fluidigm Corp.* (Electronics)	540	20,228
Flushing Financial Corp. (Savings & Loans)	675	12,933
Forestar Group, Inc.* (Real Estate)	810	11,956
FormFactor, Inc.* (Semiconductors)	1,350	10,760
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,080	25,121
Forward Air Corp. (Transportation)	540	27,199
Francesca’s Holdings Corp.* (Retail)	945	15,999
Franklin Electric Co., Inc. (Hand/Machine Tools)	945	34,171
Franklin Street Properties Corp. (REIT)	1,755	20,727
Fred’s, Inc. - Class A (Retail)	810	13,665
Fresh Del Monte Produce, Inc. (Food)	675	24,928
Frontline, Ltd.* (Transportation)	2,160	5,530
FTI Consulting, Inc.* (Commercial Services)	810	33,299
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	4,995	6,144
Fuller (H.B.) Co. (Chemicals)	945	39,473
Furmanite Corp.* (Metal Fabricate/Hardware)	945	6,899
FutureFuel Corp. (Energy-Alternate Sources)	540	5,870
FX Energy, Inc.* (Oil & Gas)	1,755	2,369
FXCM, Inc. (Diversified Financial Services)	945	1,899
Gain Capital Holdings, Inc. (Diversified Financial Services)	810	8,003
Galena Biopharma, Inc.* (Biotechnology)	2,970	4,010
GasLog, Ltd. (Transportation)	810	18,055
Gastar Exploration, Inc.* (Oil & Gas)	1,350	4,901
Generac Holdings, Inc.* (Electrical Components & Equipment)	1,215	50,653
General Cable Corp. (Electrical Components & Equipment)	945	15,413
General Communication, Inc.* - Class A (Telecommunications)	945	14,988
Genesco, Inc.* (Retail)	405	27,374
Genesis Healthcare, Inc.* (Healthcare - Services)	810	5,597
GenMark Diagnostics, Inc.* (Healthcare - Products)	945	9,072
Gentherm, Inc.* (Auto Parts & Equipment)	675	35,593
Getty Realty Corp. (REIT)	540	9,380
Gibraltar Industries, Inc.* (Building Materials)	675	11,178
Gigamon, Inc.* (Telecommunications)	540	15,892
Glacier Bancorp, Inc. (Banks)	1,350	35,559
Glatfelter (Forest Products & Paper)	810	20,088
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	540	8,230
Global Cash Access Holdings, Inc.* (Commercial Services)	1,485	10,989
Global Eagle Entertainment, Inc.* (Internet)	945	12,068
Globalstar, Inc.* (Telecommunications)	5,400	13,986
Globe Specialty Metals, Inc. (Mining)	1,215	24,202
Globus Med, Inc.* - Class A (Healthcare - Products)	1,215	29,026
Glu Mobile, Inc.* (Software)	2,160	14,602
Gogo, Inc.* (Telecommunications)	1,080	22,831
Gold Resource Corp. (Mining)	1,215	4,095
Golden Ocean Group, Ltd. (Marine)	810	4,034
Goodrich Petroleum Corp.* (Oil & Gas)	675	2,612
Government Properties Income Trust (REIT)	1,080	22,507
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,295	11,108
Gramercy Property Trust, Inc. (REIT)	540	14,764
Grand Canyon Education, Inc.* (Commercial Services)	810	36,677
Granite Construction, Inc. (Engineering & Construction)	810	28,115
Graphic Packaging Holding Co. (Packaging & Containers)	5,805	81,851
Gray Television, Inc.* (Media)	1,080	14,321
Great Lakes Dredge & Dock Co.* (Commercial Services)	1,485	8,613
Greatbatch, Inc.* (Healthcare - Products)	540	29,117
Green Dot Corp.* - Class A (Commercial Services)	675	10,868
Green Plains Renewable Energy (Energy-Alternate Sources)	675	21,020
Greenhill & Co., Inc. (Diversified Financial Services)	540	21,357
Greenlight Capital Re, Ltd.* - Class A (Insurance)	540	16,411
Griffon Corp. (Building Materials)	945	15,885
Group 1 Automotive, Inc. (Retail)	405	31,987
GSI Group, Inc.* (Electronics)	810	10,757
GUESS?, Inc. (Retail)	1,215	22,247
Guidewire Software, Inc.* (Software)	1,215	60,688
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	540	8,105
H&E Equipment Services, Inc. (Distribution/Wholesale)	675	16,686
Hackett Group, Inc. (Commercial Services)	945	9,072
Haemonetics Corp.* (Healthcare - Products)	945	38,301
Halcon Resources Corp.* (Oil & Gas)	4,860	7,241
Halozyme Therapeutics, Inc.* (Biotechnology)	2,025	30,112

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hampton Roads Bankshares, Inc.* (Banks)	2,430	$4,325
Hancock Holding Co. (Banks)	1,485	43,228
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	675	15,080
Hanmi Financial Corp. (Banks)	675	14,364
Hannon Armstrong Sustainable I (Diversified Financial Services)	540	10,260
Harmonic, Inc.* (Telecommunications)	2,025	14,195
Harsco Corp. (Miscellaneous Manufacturing)	1,485	23,879
Harte-Hanks, Inc. (Advertising)	1,215	8,250
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	1	2
Harvest Natural Resources, Inc.* (Oil & Gas)	1,350	864
Hatteras Financial Corp. (REIT)	1,755	31,695
Haverty Furniture Cos., Inc. (Retail)	405	8,691
Hawaiian Holdings, Inc.* (Airlines)	945	21,811
Headwaters, Inc.* (Building Materials)	1,485	26,106
Healthcare Realty Trust, Inc. (REIT)	1,755	44,928
Healthcare Services Group, Inc. (Commercial Services)	1,350	40,865
HealthSouth Corp. (Healthcare - Services)	1,620	73,256
HealthStream, Inc.* (Internet)	540	15,627
Healthways, Inc.* (Healthcare - Services)	675	11,745
Heartland Express, Inc. (Transportation)	1,080	22,594
Heartland Payment Systems, Inc. (Commercial Services)	675	34,358
Hecla Mining Co. (Mining)	6,750	20,385
HEICO Corp. (Aerospace/Defense)	1,215	67,846
Helen of Troy, Ltd.* (Household Products/Wares)	540	47,309
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,890	31,147
Hercules Offshore, Inc.* (Oil & Gas)	3,510	2,826
Heritage Commerce Corp. (Banks)	675	6,014
Heritage Financial Corp. (Banks)	675	11,408
Heritage Oaks Bancorp (Banks)	810	6,456
Herman Miller, Inc. (Office Furnishings)	1,080	29,603
Hersha Hospitality Trust (REIT)	3,915	25,173
HFF, Inc. - Class A (Real Estate)	675	26,453
Hibbett Sports, Inc.* (Retail)	540	25,272
Higher One Holdings, Inc.* (Diversified Financial Services)	1,485	4,173
Highwoods Properties, Inc. (REIT)	1,620	69,724
Hill International, Inc.* (Commercial Services)	945	3,638
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,215	35,709
Hilltop Holdings, Inc.* (Banks)	1,350	27,149
HMS Holdings Corp.* (Commercial Services)	1,620	27,556
HNI Corp. (Office Furnishings)	810	37,778
Home Bancshares, Inc. (Banks)	945	31,072
HomeTrust Bancshares, Inc.* (Savings & Loans)	540	8,446
Horace Mann Educators Corp. (Insurance)	810	27,516
Horizon Pharma PLC* (Holding Companies - Diversified)	1,350	37,962
Hornbeck Offshore Services, Inc.* (Transportation)	675	15,424
Horsehead Holding Corp.* (Mining)	2,295	34,310
Houghton Mifflin Harcourt Co.* (Media)	2,025	46,291
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	2,565	8,003
HRG Group, Inc.* (Holding Companies - Diversified)	1,620	20,299
HSN, Inc. (Retail)	675	42,134
Hub Group, Inc.* - Class A (Transportation)	675	26,932
Hudson Pacific Properties, Inc. (REIT)	1,080	32,573
Huron Consulting Group, Inc.* (Commercial Services)	405	24,551
IBERIABANK Corp. (Banks)	540	33,647
Iconix Brand Group, Inc.* (Apparel)	810	21,311
IDACORP, Inc. (Electric)	945	57,012
Idera Pharmaceuticals, Inc.* (Biotechnology)	2,025	5,690
iGATE Corp.* (Computers)	675	32,103
IGI Laboratories, Inc.* (Pharmaceuticals)	1,080	5,486
II-VI, Inc.* (Electronics)	1,080	19,213
Immersion Corp.* (Computers)	810	8,772
ImmunoGen, Inc.* (Biotechnology)	1,755	14,514
Immunomedics, Inc.* (Biotechnology)	2,295	8,262
Impax Laboratories, Inc.* (Pharmaceuticals)	1,350	61,100
Imperva, Inc.* (Software)	540	24,635
Incontact, Inc.* (Software)	1,350	13,973
Independent Bank Corp. (Banks)	540	22,529
Independent Bank Corp./Mi (Banks)	675	8,937
Infinera Corp.* (Telecommunications)	2,430	45,684
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	13,684
Infoblox, Inc.* (Software)	1,215	28,625
Information Services Group, Inc. (Commercial Services)	1,215	4,775
Inland Real Estate Corp. (REIT)	1,755	18,059
InnerWorkings, Inc.* (Software)	945	5,982
Innophos Holdings, Inc. (Chemicals)	405	21,400
Innospec, Inc. (Chemicals)	540	23,598
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,350	11,016
Inphi Corp.* (Semiconductors)	675	14,479
Insight Enterprises, Inc.* (Computers)	810	23,182
Insmed, Inc.* (Biotechnology)	810	16,232
Insperity, Inc. (Commercial Services)	540	26,006
Insulet Corp.* (Healthcare - Products)	1,080	32,238
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	540	31,741
Integrated Device Technology, Inc.* (Semiconductors)	2,430	44,202
Integrated Silicon Solution, Inc. (Semiconductors)	675	12,521

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Inteliquent, Inc. (Telecommunications)	810	$15,398
Intelsat S.A.* (Telecommunications)	675	8,498
InterDigital, Inc. (Telecommunications)	810	44,323
Interface, Inc. (Office Furnishings)	1,350	29,336
Internap Network Services Corp.* (Internet)	1,350	12,690
International Bancshares Corp. (Banks)	1,080	28,058
International Speedway Corp. - Class A (Entertainment)	540	19,634
Intersil Corp. - Class A (Semiconductors)	2,430	32,441
Interval Leisure Group, Inc. (Leisure Time)	810	20,080
Intevac, Inc.* (Machinery-Diversified)	810	3,920
Intralinks Holdings, Inc.* (Internet)	1,080	10,584
Intrepid Potash, Inc.* (Chemicals)	1,080	13,532
Intrexon Corp.* (Biotechnology)	675	26,210
Invacare Corp. (Healthcare - Products)	675	13,547
InvenSense, Inc.* (Semiconductors)	1,350	20,142
Invesco Mortgage Capital, Inc. (REIT)	2,295	35,343
Investment Technology Group, Inc.* (Diversified Financial Services)	810	23,077
Investors Bancorp, Inc. (Savings & Loans)	6,345	75,124
Investors Real Estate Trust (REIT)	2,160	15,487
ION Geophysical Corp.* (Oil & Gas Services)	2,970	6,772
Iridium Communications, Inc.* (Telecommunications)	1,755	17,848
iRobot Corp.* (Home Furnishings)	540	17,507
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	2,160	29,506
Isis Pharmaceuticals, Inc.* (Biotechnology)	2,025	114,857
Isle of Capri Casinos, Inc.* (Entertainment)	810	11,518
iStar Financial, Inc.* (REIT)	1,620	21,935
Itron, Inc.* (Electronics)	675	24,206
ITT Educational Services, Inc.* (Commercial Services)	540	2,851
Ixia* (Telecommunications)	1,215	14,556
IXYS Corp. (Semiconductors)	675	7,634
j2 Global, Inc. (Internet)	810	56,189
Jack in the Box, Inc. (Retail)	675	58,569
Janus Capital Group, Inc. (Diversified Financial Services)	2,835	50,747
JetBlue Airways Corp.* (Airlines)	4,455	91,461
Jive Software, Inc.* (Software)	1,080	5,810
John Bean Technologies Corp. (Miscellaneous Manufacturing)	540	20,839
K12, Inc.* (Commercial Services)	675	10,915
Kaman Corp. - Class A (Aerospace/Defense)	540	22,523
KapStone Paper & Packaging Corp. (Packaging & Containers)	1,485	41,506
KB Home (Home Builders)	1,620	23,474
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	1,215	15,601
Kelly Services, Inc. - Class A (Commercial Services)	675	11,084
KEMET Corp.* (Electronics)	1,350	5,832
Kemper Corp. (Insurance)	810	30,513
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,350	33,453
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,755	18,708
Key Energy Services, Inc.* (Oil & Gas Services)	2,565	6,259
Kforce, Inc. (Commercial Services)	540	12,280
Kimball Electronics, Inc.* (Electronics)	540	6,907
Kimball International, Inc. - Class B (Office Furnishings)	810	8,197
Kindred Healthcare, Inc. (Healthcare - Services)	1,080	24,786
Kite Realty Group Trust (REIT)	675	17,685
Knight Transportation, Inc. (Transportation)	1,080	31,211
Knoll, Inc. (Office Furnishings)	945	21,518
Kofax, Ltd.* (Software)	1,620	17,869
Kopin Corp.* (Semiconductors)	2,160	7,171
Koppers Holdings, Inc. (Chemicals)	405	9,104
Korn/Ferry International (Commercial Services)	945	29,796
Kraton Performance Polymers, Inc.* (Chemicals)	675	15,215
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	1,215	6,646
Krispy Kreme Doughnuts, Inc.* (Retail)	1,350	24,030
Kronos Worldwide, Inc. (Chemicals)	540	7,263
La Quinta Holdings, Inc.* (Lodging)	945	22,756
Laclede Group, Inc. (Gas)	675	35,053
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	2,700	9,099
Lakeland Bancorp, Inc. (Banks)	945	10,726
Landec Corp.* (Chemicals)	675	9,592
Lannett Co., Inc.* (Pharmaceuticals)	540	31,050
LaSalle Hotel Properties (REIT)	1,890	69,343
Lattice Semiconductor Corp.* (Semiconductors)	2,430	14,410
La-Z-Boy, Inc. (Home Furnishings)	1,080	28,306
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,485	3,356
Lee Enterprises, Inc.* (Media)	1,620	4,860
LegacyTexas Financial Group, Inc. (Banks)	810	20,615
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	5,805	5,805
Lexington Realty Trust (REIT)	3,780	35,041
Libbey, Inc. (Housewares)	540	21,249
Liberator Medical Holdings, Inc. (Pharmaceuticals)	1,350	3,807
Life Time Fitness, Inc.* (Leisure Time)	810	57,915
LifeLock, Inc.* (Commercial Services)	1,620	23,668
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	405	31,444
Limelight Networks, Inc.* (Internet)	2,025	7,493
Lionbridge Technologies, Inc.* (Internet)	1,620	8,991
Liquidity Services, Inc.* (Internet)	675	6,318
Lithia Motors, Inc. - Class A (Retail)	405	40,391

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Littelfuse, Inc. (Electrical Components & Equipment)	405	$39,686
LivePerson, Inc.* (Software)	1,215	11,421
LogMeIn, Inc.* (Telecommunications)	540	34,657
Louisiana-Pacific Corp.* (Building Materials)	2,565	39,091
LSI Industries, Inc. (Building Materials)	810	7,258
LTC Properties, Inc. (REIT)	675	29,336
Lumber Liquidators Holdings, Inc.* (Retail)	540	14,845
Luminex Corp.* (Healthcare - Products)	810	12,571
M.D.C. Holdings, Inc. (Home Builders)	810	21,740
M/I Schottenstein Homes, Inc.* (Home Builders)	540	12,182
Macatawa Bank Corp. (Banks)	1,080	5,670
Mack-Cali Realty Corp. (REIT)	1,620	29,079
MacroGenics, Inc.* (Biotechnology)	540	15,449
Magellan Health Services, Inc.* (Healthcare - Services)	540	34,182
Magnum Hunter Resources Corp.* (Oil & Gas)	3,780	8,278
Maiden Holdings, Ltd. (Insurance)	1,080	15,692
Mainsource Financial Group, Inc. (Banks)	540	10,395
Manhattan Associates, Inc.* (Computers)	1,350	70,956
MannKind Corp.* (Pharmaceuticals)	4,185	17,954
ManTech International Corp. - Class A (Software)	540	15,784
Marchex, Inc. - Class B (Advertising)	810	3,443
Marin Software, Inc.* (Advertising)	675	4,077
MarineMax, Inc.* (Retail)	675	14,904
MarketAxess Holdings, Inc. (Diversified Financial Services)	675	57,948
Marketo, Inc.* (Internet)	540	15,363
Marriott Vacations Worldwide Corp. (Entertainment)	540	44,394
Marten Transport, Ltd. (Transportation)	540	12,020
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	1,215	6,683
Masimo Corp.* (Healthcare - Products)	945	31,903
Masonite International Corp.* (Building Materials)	540	35,747
MasTec, Inc.* (Engineering & Construction)	1,215	21,797
Matador Resources Co.* (Oil & Gas)	1,350	37,422
Materion Corp. (Mining)	405	16,196
Matrix Service Co.* (Oil & Gas Services)	540	11,864
Matson, Inc. (Transportation)	810	32,805
Matthews International Corp. - Class A (Commercial Services)	540	26,206
MAXIMUS, Inc. (Computers)	1,215	77,773
Maxlinear, Inc.* - Class A (Semiconductors)	810	6,909
Maxwell Technologies, Inc.* (Computers)	675	3,780
MB Financial, Inc. (Banks)	1,080	32,540
McDermott International, Inc.* (Oil & Gas Services)	4,455	23,389
McGrath Rentcorp (Commercial Services)	540	17,879
MDC Partners, Inc. - Class A (Advertising)	810	16,960
Meadowbrook Insurance Group, Inc. (Insurance)	1,350	11,529
MedAssets, Inc.* (Software)	1,215	24,592
Media General, Inc.* (Media)	1,080	18,241
Medical Properties Trust, Inc. (REIT)	3,105	43,408
Medidata Solutions, Inc.* (Software)	945	50,490
Mentor Graphics Corp. (Computers)	1,755	41,997
Mercury Computer Systems, Inc.* (Computers)	810	11,186
Meredith Corp. (Media)	675	35,127
Merge Healthcare, Inc.* (Software)	2,565	12,748
Meridian Bioscience, Inc. (Healthcare - Products)	810	14,353
Merit Medical Systems, Inc.* (Healthcare - Products)	945	18,342
Meritage Homes Corp.* (Home Builders)	675	28,870
Meritor, Inc.* (Auto Parts & Equipment)	1,890	24,796
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,025	22,478
Methode Electronics, Inc. (Electronics)	675	28,660
MGE Energy, Inc. (Electric)	675	27,999
MGIC Investment Corp.* (Insurance)	6,075	63,301
Micrel, Inc. (Semiconductors)	1,080	14,688
Microsemi Corp.* (Semiconductors)	1,755	58,547
Midstates Pete Co., Inc.* (Oil & Gas)	1,080	1,242
Millennial Media, Inc.* (Advertising)	2,025	3,139
Miller Energy Resources, Inc.* (Oil & Gas)	1,080	783
MiMedx Group, Inc.* (Healthcare - Products)	2,025	19,035
Minerals Technologies, Inc. (Chemicals)	675	45,718
MKS Instruments, Inc. (Semiconductors)	945	32,895
Mobile Mini, Inc. (Storage/Warehousing)	810	31,217
Modine Manufacturing Co.* (Auto Parts & Equipment)	945	11,614
ModusLink Global Solutions, Inc.* (Internet)	1,485	5,198
Molina Healthcare, Inc.* (Healthcare - Services)	540	31,984
Molycorp, Inc.* (Mining)	4,320	3,987
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,080	18,846
MoneyGram International, Inc.* (Commercial Services)	675	5,231
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,215	12,551
Monolithic Power Systems, Inc. (Semiconductors)	675	34,985
Monotype Imaging Holdings, Inc. (Software)	810	26,252
Monro Muffler Brake, Inc. (Commercial Services)	540	32,341
Monster Worldwide, Inc.* (Commercial Services)	2,025	11,927
Montpelier Re Holdings, Ltd. (Insurance)	810	30,869
Moog, Inc.* - Class A (Aerospace/Defense)	810	56,603
Morgans Hotel Group Co.* (Lodging)	945	6,473
MSA Safety, Inc. (Environmental Control)	540	24,699

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,080	$37,842
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,105	29,063
Myers Industries, Inc. (Miscellaneous Manufacturing)	675	10,915
MYR Group, Inc.* (Engineering & Construction)	540	15,833
Nanometrics, Inc.* (Semiconductors)	540	8,348
NanoViricides, Inc.* (Pharmaceuticals)	1,350	2,322
National Bank Holdings Corp. (Holding Companies - Diversified)	810	15,390
National CineMedia, Inc. (Entertainment)	1,215	18,517
National General Holdings Corp. (Insurance)	810	15,665
National Health Investors, Inc. (REIT)	675	45,036
National Penn Bancshares, Inc. (Banks)	2,295	23,868
Natus Medical, Inc.* (Healthcare - Products)	675	25,454
Nautilus, Inc.* (Leisure Time)	810	13,616
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	4,725	6,379
Navigant Consulting Co.* (Commercial Services)	1,080	15,617
Navios Maritime Acquisition Corp. (Transportation)	2,295	8,744
Navios Maritime Holdings, Inc. (Transportation)	1,620	6,140
NBT Bancorp, Inc. (Banks)	810	19,562
NCI Building Systems, Inc.* (Building Materials)	675	10,449
Nektar Therapeutics, Inc.* (Pharmaceuticals)	2,430	23,134
Nelnet, Inc. - Class A (Diversified Financial Services)	405	18,132
Neogen Corp.* (Pharmaceuticals)	675	30,064
NeoStem, Inc.* (Healthcare - Services)	810	2,333
NETGEAR, Inc.* (Telecommunications)	675	20,432
NetScout Systems, Inc.* (Computers)	675	27,743
Neuralstem, Inc.* (Biotechnology)	1,890	3,194
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,485	50,624
NeuStar, Inc.* - Class A (Telecommunications)	1,080	32,400
New Jersey Resources Corp. (Gas)	1,620	49,426
New Media Investment Group, Inc. (Internet)	675	15,612
New Residential Investment Corp. (REIT)	2,565	43,708
New York & Co., Inc.* (Retail)	1,350	3,416
New York Mortgage Trust, Inc. (REIT)	1,890	14,761
New York REIT, Inc. (REIT)	3,240	32,011
NewBridge Bancorp (Banks)	945	7,607
Newpark Resources, Inc.* (Oil & Gas Services)	1,755	18,006
Newport Corp.* (Electronics)	810	15,447
NewStar Financial, Inc.* (Diversified Financial Services)	675	7,763
Nexstar Broadcasting Group, Inc. - Class A (Media)	540	31,568
NIC, Inc. (Internet)	1,350	22,950
NMI Holdings, Inc.* - Class A (Insurance)	1,080	8,618
Noranda Aluminum Holding Corp. (Mining)	1,620	5,411
North Atlantic Drilling, Ltd. (Oil & Gas)	1,485	2,287
Northern Oil & Gas, Inc.* (Oil & Gas)	1,215	10,741
Northfield BanCorp, Inc. (Savings & Loans)	1,080	15,584
Northwest Bancshares, Inc. (Savings & Loans)	1,890	23,266
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	1,080	8,489
Northwest Natural Gas Co. (Gas)	540	25,218
NorthWestern Corp. (Electric)	675	35,161
Novavax, Inc.* (Biotechnology)	4,185	32,350
NRG Yield, Inc. (Electric)	405	19,926
Nutrisystem, Inc. (Commercial Services)	675	12,859
NuVasive, Inc.* (Healthcare - Products)	810	36,231
NxStage Medical, Inc.* (Healthcare - Products)	1,215	22,271
Oclaro, Inc.* (Telecommunications)	2,970	5,702
Office Depot, Inc.* (Retail)	9,585	88,373
OFG Bancorp (Banks)	945	13,315
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	675	1,897
Old National Bancorp (Banks)	2,025	27,662
Olin Corp. (Chemicals)	1,485	43,852
Olympic Steel, Inc. (Metal Fabricate/Hardware)	540	5,913
OM Group, Inc. (Chemicals)	675	20,277
Omega Protein Corp.* (Pharmaceuticals)	540	6,901
Omeros Corp.* (Biotechnology)	810	16,297
Omnicell, Inc.* (Software)	675	23,983
OmniVision Technologies, Inc.* (Semiconductors)	1,080	30,127
Omnova Solutions, Inc.* (Chemicals)	1,080	8,629
On Assignment, Inc.* (Commercial Services)	945	31,799
Oncothyreon, Inc.* (Biotechnology)	2,160	3,240
ONE Gas, Inc. (Gas)	945	39,662
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	540	8,143
Opko Health, Inc.* (Pharmaceuticals)	3,645	50,155
OraSure Technologies, Inc.* (Healthcare - Products)	1,350	8,505
Orbcomm, Inc.* (Telecommunications)	1,215	7,314
Orbitz Worldwide, Inc.* (Internet)	1,215	14,240
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,430	15,965
Organovo Holdings, Inc.* (Biotechnology)	1,485	6,742
Orion Marine Group, Inc.* (Engineering & Construction)	810	6,820
Oritani Financial Corp. (Savings & Loans)	945	14,081
Otter Tail Corp. (Electric)	675	20,189
Outerwall, Inc. (Retail)	405	26,904
Owens & Minor, Inc. (Pharmaceuticals)	1,215	40,969

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pacific Biosciences of California, Inc.* (Biotechnology)	1,485	$7,663
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	540	6,458
Pacific Sunwear of California, Inc.* (Retail)	2,160	4,536
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	675	46,224
Pain Therapeutics, Inc.* (Pharmaceuticals)	1,215	2,479
Papa John’s International, Inc. (Retail)	540	33,140
PAREXEL International Corp.* (Commercial Services)	1,080	68,661
Park Electrochemical Corp. (Electronics)	405	8,797
Park Sterling Corp. (Banks)	1,215	8,141
Parker Drilling Co.* (Oil & Gas)	2,565	9,619
Parkervision, Inc.* (Telecommunications)	3,645	2,479
Parkway Properties, Inc. (REIT)	1,350	21,965
Parsley Energy, Inc.* - Class A (Oil & Gas)	945	16,386
Pattern Energy Group, Inc. (Energy-Alternate Sources)	810	23,475
PDC Energy, Inc.* (Oil & Gas)	675	38,300
PDF Solutions, Inc.* (Software)	675	12,197
PDL BioPharma, Inc. (Biotechnology)	3,105	20,710
Pebblebrook Hotel Trust (REIT)	1,215	52,172
Pegasystems, Inc. (Software)	810	17,447
Pendrell Corp.* (Commercial Services)	4,725	5,150
Penn National Gaming, Inc.* (Entertainment)	1,620	26,050
Penn Virginia Corp.* (Oil & Gas)	1,350	9,018
Pennsylvania REIT (REIT)	1,350	30,524
PennyMac Mortgage Investment Trust (REIT)	1,350	28,283
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	4,725	6,190
Perficient, Inc.* (Internet)	810	16,710
Performant FINL Corp.* (Commercial Services)	810	2,406
Pericom Semiconductor Corp. (Semiconductors)	675	8,451
Pernix Therapeutics Holdings I* (Pharmaceuticals)	945	6,029
PetMed Express, Inc. (Retail)	540	8,548
PetroQuest Energy, Inc.* (Oil & Gas)	1,485	3,980
PGT, Inc.* (Building Materials)	1,215	13,754
PharMerica Corp.* (Pharmaceuticals)	675	19,346
PHH Corp.* (Diversified Financial Services)	1,080	27,130
Photronics, Inc.* (Semiconductors)	1,350	11,840
Physicians Realty Trust (REIT)	810	13,446
PICO Holdings, Inc.* (Water)	540	9,725
Piedmont Natural Gas Co., Inc. (Gas)	1,350	50,544
Pier 1 Imports, Inc. (Retail)	1,755	22,201
Pinnacle Entertainment, Inc.* (Entertainment)	1,080	39,701
Pinnacle Financial Partners, Inc. (Banks)	675	32,164
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,215	9,052
Plantronics, Inc. (Telecommunications)	810	43,149
Plexus Corp.* (Electronics)	675	29,058
Plug Power, Inc.* (Energy-Alternate Sources)	3,510	8,915
Ply Gem Holdings, Inc.* (Building Materials)	675	9,167
PMC-Sierra, Inc.* (Semiconductors)	3,375	28,451
PNM Resources, Inc. (Electric)	1,485	41,253
Polycom, Inc.* (Telecommunications)	2,565	33,473
PolyOne Corp. (Chemicals)	1,620	63,261
Polypore International, Inc.* (Miscellaneous Manufacturing)	810	47,433
Pool Corp. (Distribution/Wholesale)	810	52,560
Popeyes Louisiana Kitchen, Inc.* (Retail)	405	22,550
Portland General Electric Co. (Electric)	1,350	47,466
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	675	24,091
Post Holdings, Inc.* (Food)	810	38,022
Potlatch Corp. (REIT)	810	29,897
Power Integrations, Inc. (Semiconductors)	540	26,725
PowerSecure International, Inc.* (Electrical Components & Equipment)	675	8,849
Pozen, Inc.* (Pharmaceuticals)	810	6,334
PRA Group, Inc.* (Diversified Financial Services)	945	51,761
Premiere Global Services, Inc.* (Telecommunications)	1,080	11,027
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	945	37,091
PRGX Global, Inc.* (Commercial Services)	945	4,007
Primerica, Inc. (Insurance)	945	43,678
Primoris Services Corp. (Pipelines)	810	15,576
PrivateBancorp, Inc. (Banks)	1,350	50,045
Procera Networks, Inc.* (Telecommunications)	675	7,769
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,890	9,356
Progress Software Corp.* (Software)	945	24,948
Proofpoint, Inc.* (Software)	675	36,437
PROS Holdings, Inc.* (Software)	540	12,004
Prosperity Bancshares, Inc. (Banks)	1,215	64,807
Prothena Corp. PLC* (Biotechnology)	540	17,501
Proto Labs, Inc.* (Miscellaneous Manufacturing)	405	28,350
Provident Financial Services, Inc. (Savings & Loans)	1,215	21,870
PTC Therapeutics, Inc.* (Biotechnology)	540	31,725
Puma Biotechnology, Inc.* (Biotechnology)	405	73,134
QLIK Technologies, Inc.* (Software)	1,620	56,360
QLogic Corp.* (Semiconductors)	1,755	25,799
Qorvo, Inc.* (Telecommunications)	2,565	169,060
Quad Graphics, Inc. (Commercial Services)	675	14,540
Quality Distribution, Inc.* (Transportation)	675	6,696
Quality Systems, Inc. (Software)	1,080	16,843
Qualys, Inc.* (Computers)	405	20,056
Quanex Building Products Corp. (Building Materials)	810	15,633

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quantum Corp.* (Computers)	6,345	$12,753
Quicklogic Corp.* (Semiconductors)	1,620	2,851
Quidel Corp.* (Healthcare - Products)	675	15,728
QuinStreet, Inc.* (Internet)	1,215	6,597
Radian Group, Inc. (Insurance)	3,375	60,277
Radio One, Inc.* - Class D (Media)	1,080	3,856
RadNet, Inc.* (Healthcare - Services)	945	7,919
RAIT Financial Trust (REIT)	1,755	11,372
Rally Software Development COR* (Software)	675	9,761
Rambus, Inc.* (Semiconductors)	2,160	29,894
Ramco-Gershenson Properties Trust (REIT)	1,350	23,598
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	1,350	13,662
Raven Industries, Inc. (Miscellaneous Manufacturing)	675	13,460
RBC Bearings, Inc. (Metal Fabricate/Hardware)	405	29,561
RealD, Inc.* (Computers)	945	11,605
RealNetworks, Inc.* (Internet)	810	5,322
RealPage, Inc.* (Software)	1,080	21,427
Redwood Trust, Inc. (REIT)	1,620	27,848
Regis Corp.* (Retail)	945	15,611
Renasant Corp. (Banks)	675	20,054
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	810	7,460
Rent-A-Center, Inc. (Commercial Services)	945	27,972
Rentech, Inc.* (Chemicals)	5,130	6,156
Repligen Corp.* (Biotechnology)	675	19,919
Repros Therapeutics, Inc.* (Pharmaceuticals)	540	4,153
Republic Airways Holdings, Inc.* (Airlines)	1,080	13,219
Republic First Bancorp, Inc.* (Banks)	1,080	3,888
Resolute Energy Corp.* (Oil & Gas)	1,755	2,176
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,350	20,817
Resource Capital Corp. (REIT)	2,700	11,907
Resources Connection, Inc. (Commercial Services)	945	14,893
Restoration Hardware Holdings, Inc.* (Retail)	540	46,531
Retail Opportunity Investments Corp. (REIT)	1,485	24,918
Retailmenot, Inc.* (Internet)	675	12,407
Retrophin, Inc.* (Biotechnology)	675	14,540
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,890	2,211
Rex Energy Corp.* (Oil & Gas)	945	4,725
Rexford Industrial Realty, Inc. (REIT)	675	10,031
Rexnord Corp.* (Metal Fabricate/Hardware)	1,350	35,761
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,295	9,777
Rightside Group, Ltd.* (Internet)	270	2,198
RingCentral, Inc.* - Class A (Internet)	675	11,630
RLI Corp. (Insurance)	810	40,225
RLJ Lodging Trust (REIT)	2,295	68,092
Roadrunner Transportation Systems, Inc.* (Transportation)	540	13,214
Rockwell Medical, Inc.* (Healthcare - Products)	945	9,176
Rofin-Sinar Technologies, Inc.* (Electronics)	675	15,971
Rosetta Resources, Inc.* (Oil & Gas)	1,080	24,656
Rosetta Stone, Inc.* (Software)	675	5,643
Roundy’s, Inc.* (Retail)	1,215	6,124
Rouse Properties, Inc. (REIT)	810	14,151
RPX Corp.* (Commercial Services)	1,080	16,805
RSP Permian, Inc.* (Oil & Gas)	405	11,753
RTI Biologics, Inc.* (Biotechnology)	1,755	9,828
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	675	25,414
Rubicon Technology, Inc.* (Semiconductors)	810	3,110
Ruby Tuesday, Inc.* (Retail)	1,485	10,811
Ruckus Wireless, Inc.* (Telecommunications)	1,350	15,768
Rudolph Technologies, Inc.* (Semiconductors)	945	12,124
Rush Enterprises, Inc.* - Class A (Retail)	675	17,645
Ruth’s Hospitality Group, Inc. (Retail)	810	11,786
Ryman Hospitality Properties, Inc. (REIT)	810	46,688
S&T Bancorp, Inc. (Banks)	675	18,158
Sabra Health Care REIT, Inc. (REIT)	945	28,237
Safe Bulkers, Inc. (Transportation)	945	3,383
Safeguard Scientifics, Inc.* (Internet)	540	9,715
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	540	12,587
Saia, Inc.* (Transportation)	540	22,005
Sanchez Energy Corp.* (Oil & Gas)	810	11,899
Sanderson Farms, Inc. (Food)	405	30,424
Sandy Spring Bancorp, Inc. (Banks)	540	14,072
Sangamo Biosciences, Inc.* (Biotechnology)	1,350	16,700
Sanmina Corp.* (Electronics)	1,485	30,191
Sapiens International Corp. N.V.* (Software)	810	7,071
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	810	9,882
ScanSource, Inc.* (Distribution/Wholesale)	540	21,519
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	540	9,407
Scholastic Corp. (Media)	540	21,946
Schulman (A.), Inc. (Chemicals)	540	22,923
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	540	23,873
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,485	12,132
Science Applications International Corp. (Computers)	810	40,581
Scientific Games Corp.* - Class A (Entertainment)	1,080	13,684
Sciquest, Inc.* (Software)	675	10,375

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Scorpio Bulkers, Inc.* (Transportation)	2,700	$6,507
Scorpio Tankers, Inc. (Transportation)	3,645	34,044
SeaChange International, Inc.* (Software)	945	6,341
SEACOR Holdings, Inc.* (Oil & Gas Services)	405	29,427
Select Comfort Corp.* (Home Furnishings)	1,080	33,286
Select Income REIT (REIT)	675	15,653
Select Medical Holdings Corp. (Healthcare - Services)	1,485	21,607
Selective Insurance Group, Inc. (Insurance)	1,080	29,095
SemGroup Corp. - Class A (Pipelines)	810	68,194
Semtech Corp.* (Semiconductors)	1,215	28,297
Senomyx, Inc.* (Food)	1,080	6,253
Sensient Technologies Corp. (Chemicals)	945	61,765
Sequenom, Inc.* (Biotechnology)	2,835	12,587
ServiceSource International, Inc.* (Commercial Services)	1,755	6,265
SFX Entertainment, Inc.* (Commercial Services)	1,215	5,310
Shenandoah Telecommunications Co. (Telecommunications)	540	18,607
Ship Finance International, Ltd. (Transportation)	1,215	19,148
ShoreTel, Inc.* (Telecommunications)	1,485	10,336
Shutterfly, Inc.* (Internet)	675	30,213
Silicon Graphics International Corp.* (Computers)	945	7,664
Silicon Laboratories, Inc.* (Semiconductors)	810	41,853
Silver Bay Realty Trust Corp. (REIT)	810	12,531
Silver Spring Networks, Inc.* (Computers)	810	7,873
Simpson Manufacturing Co., Inc. (Building Materials)	810	26,552
Sinclair Broadcast Group, Inc. - Class A (Media)	1,215	37,227
Sizmek, Inc.* (Advertising)	675	4,698
Skechers U.S.A., Inc.* - Class A (Apparel)	675	60,696
SkyWest, Inc. (Airlines)	1,080	14,742
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,080	16,054
Snyders-Lance, Inc. (Food)	945	27,906
Solazyme, Inc.* (Energy-Alternate Sources)	1,485	5,717
Sonic Automotive, Inc. - Class A (Retail)	810	18,914
Sonic Corp. (Retail)	1,080	30,942
Sonus Networks, Inc.* (Telecommunications)	945	7,484
Sotheby’s - Class A (Commercial Services)	1,080	46,127
South Jersey Industries, Inc. (Gas)	675	35,606
South State Corp. (Banks)	405	27,427
Southwest Gas Corp. (Gas)	810	44,550
Sovran Self Storage, Inc. (REIT)	540	47,164
Spartan Motors, Inc. (Auto Parts & Equipment)	1,215	5,723
SpartanNash Co. (Food)	810	24,438
Spectranetics Corp.* (Healthcare - Products)	810	20,777
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,485	8,390
Speed Commerce, Inc.* (Distribution/Wholesale)	1,755	529
Spok Holdings, Inc. (Telecommunications)	540	10,166
Springleaf Holdings, Inc.* (Diversified Financial Services)	540	27,000
SS&C Technologies Holdings, Inc. (Software)	1,215	73,106
St. Joe Co.* (Real Estate)	1,215	21,201
Staar Surgical Co.* (Healthcare - Products)	810	7,169
STAG Industrial, Inc. (REIT)	945	20,535
Stage Stores, Inc. (Retail)	675	13,034
Standard Pacific Corp.* (Home Builders)	2,835	22,964
Starwood Waypoint Residential Trust (REIT)	810	20,849
State Bank Financial Corp. (Banks)	675	13,507
Steelcase, Inc. - Class A (Office Furnishings)	1,620	28,463
Stein Mart, Inc. (Retail)	675	7,985
STERIS Corp. (Healthcare - Products)	1,080	71,820
Sterling Bancorp (Savings & Loans)	1,620	21,028
Steven Madden, Ltd.* (Apparel)	1,080	42,142
Stewart Information Services Corp. (Insurance)	405	14,783
Stifel Financial Corp.* (Diversified Financial Services)	1,215	64,200
Stillwater Mining Co.* (Mining)	2,160	29,009
Stone Energy Corp.* (Oil & Gas)	1,080	18,436
Stoneridge, Inc.* (Electronics)	810	9,752
Strategic Hotels & Resorts, Inc.* (REIT)	4,455	52,123
Summit Hotel Properties, Inc. (REIT)	1,755	23,113
Sun Bancorp, Inc.* (Banks)	270	5,111
Sun Communities, Inc. (REIT)	810	50,268
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	405	15,759
SunCoke Energy, Inc. (Coal)	1,350	23,666
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	1,350	3,159
Sunstone Hotel Investors, Inc. (REIT)	3,375	52,582
Super Micro Computer, Inc.* (Computers)	675	19,420
Superior Industries International, Inc. (Auto Parts & Equipment)	540	10,044
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	810	10,368
SUPERVALU, Inc.* (Food)	3,780	33,226
Susquehanna Bancshares, Inc. (Banks)	3,510	47,174
Swift Energy Co.* (Oil & Gas)	945	2,854
Swift Transportation Co.* (Transportation)	1,620	39,204
Sykes Enterprises, Inc.* (Computers)	810	20,274
Symetra Financial Corp. (Insurance)	1,350	32,063
Synageva BioPharma Corp.* (Biotechnology)	405	37,244
Synaptics, Inc.* (Computers)	675	57,186

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Synchronoss Technologies, Inc.* (Software)	675	$30,969
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	2,430	8,505
Synergy Resources Corp.* (Oil & Gas)	1,350	16,173
SYNNEX Corp. (Software)	540	41,310
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,755	3,949
Take-Two Interactive Software, Inc.* (Software)	1,755	41,594
TAL International Group, Inc. (Trucking & Leasing)	675	26,015
Tangoe, Inc.* (Software)	810	11,081
TASER International, Inc.* (Electronics)	1,080	32,605
Team Health Holdings, Inc.* (Commercial Services)	1,215	72,378
Team, Inc.* (Commercial Services)	405	15,827
Teekay Tankers, Ltd. - Class A (Transportation)	1,755	11,057
TeleCommunication Systems, Inc.* - Class A (Internet)	1,755	5,476
Teledyne Technologies, Inc.* (Aerospace/Defense)	675	70,854
Telenav, Inc.* (Telecommunications)	945	7,900
Tenneco, Inc.* (Auto Parts & Equipment)	1,080	63,125
Terreno Realty Corp. (REIT)	675	14,364
Tesco Corp. (Oil & Gas Services)	675	8,681
Tessera Technologies, Inc. (Semiconductors)	1,080	38,999
TETRA Tech, Inc. (Environmental Control)	1,215	32,939
TETRA Technologies, Inc.* (Oil & Gas Services)	1,620	11,696
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	540	19,051
Texas Capital Bancshares, Inc.* (Banks)	810	42,655
Texas Roadhouse, Inc. - Class A (Retail)	1,350	45,360
Textainer Group Holdings, Ltd. (Trucking & Leasing)	405	12,272
TG Therapeutics, Inc.* (Pharmaceuticals)	675	9,423
The Andersons, Inc. (Agriculture)	540	23,053
The Brink’s Co. (Commercial Services)	945	25,014
The Buckle, Inc. (Retail)	540	24,192
The Cato Corp. - Class A (Retail)	540	21,244
The Cheesecake Factory, Inc. (Retail)	945	47,373
The Children’s Place Retail Stores, Inc. (Retail)	405	24,567
The Corporate Executive Board Co. (Commercial Services)	675	56,584
The Ensign Group, Inc. (Healthcare - Services)	405	17,055
The Finish Line, Inc. - Class A (Retail)	945	23,181
The Fresh Market, Inc.* (Food)	810	28,463
The Geo Group, Inc. (REIT)	1,350	52,649
The Greenbrier Cos., Inc. (Trucking & Leasing)	540	31,152
The KEYW Holding Corp.* (Computers)	810	7,817
The McClatchy Co.* - Class A (Media)	1,620	2,252
The Medicines Co.* (Biotechnology)	1,215	31,116
The Men’s Wearhouse, Inc. (Retail)	810	45,838
The New York Times Co. - Class A (Media)	2,565	34,345
The Pep Boys - Manny, Moe & Jack* (Retail)	1,215	11,129
The Ryland Group, Inc. (Home Builders)	810	33,389
The Ultimate Software Group, Inc.* (Software)	540	89,758
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,295	14,872
Theravance Biopharma, Inc.* (Biotechnology)	540	8,640
Theravance, Inc. (Biotechnology)	1,485	24,131
Thermon Group Holdings, Inc.* (Oil & Gas Services)	675	15,707
Third Point Reinsurance, Ltd.* (Insurance)	1,215	16,378
Thoratec Corp.* (Healthcare - Products)	1,080	43,319
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,755	6,213
Tile Shop Holdings, Inc.* (Retail)	675	8,755
Time, Inc. (Media)	2,025	46,230
Titan International, Inc. (Auto Parts & Equipment)	945	9,819
TiVo, Inc.* (Home Furnishings)	2,160	23,868
Tornier N.V.* (Healthcare - Products)	675	17,462
Tower International, Inc.* (Auto Parts & Equipment)	405	10,473
TowneBank (Banks)	675	11,171
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	675	3,915
TransEnterix, Inc.* (Healthcare - Products)	1,080	4,061
Tredegar Corp. (Miscellaneous Manufacturing)	540	11,054
TreeHouse Foods, Inc.* (Food)	675	54,851
Tremor Video, Inc.* (Advertising)	1,215	3,038
Trex Co., Inc.* (Building Materials)	675	31,671
Triangle Petroleum Corp.* (Oil & Gas)	1,485	8,865
TriMas Corp.* (Miscellaneous Manufacturing)	810	22,818
Triple-S Management Corp.* (Healthcare - Services)	540	10,109
Tristate Capital Holdings, Inc.* (Banks)	540	6,750
Tronox, Ltd. (Chemicals)	1,215	25,454
TrueBlue, Inc.* (Commercial Services)	810	23,312
TrustCo Bank Corp. (Banks)	2,025	13,507
Trustmark Corp. (Banks)	1,215	28,917
TTM Technologies, Inc.* (Electronics)	1,350	12,623
Tuesday Morning Corp.* (Retail)	945	14,950
Tumi Holdings, Inc.* (Household Products/Wares)	945	22,104
Tutor Perini Corp.* (Engineering & Construction)	675	14,310
Tyler Technologies, Inc.* (Software)	540	65,853
U.S. Silica Holdings, Inc. (Mining)	945	35,295
Ubiquiti Networks, Inc. (Telecommunications)	540	15,428
UIL Holdings Corp. (Electric)	1,080	53,870

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ultra Clean Holdings, Inc.* (Semiconductors)	810	$4,868
Ultrapetrol Bahamas, Ltd.* (Transportation)	1,350	1,674
Ultratech Stepper, Inc.* (Semiconductors)	675	13,473
UMB Financial Corp. (Banks)	675	33,608
Umpqua Holdings Corp. (Banks)	2,970	50,520
Unilife Corp.* (Healthcare - Products)	2,835	9,497
Union Bankshares Corp. (Banks)	945	20,563
Unisys Corp.* (Computers)	945	20,573
United Bankshares, Inc. (Banks)	1,215	45,660
United Community Banks, Inc. (Banks)	1,080	20,099
United Community Financial Corp. (Savings & Loans)	1,620	8,732
United Financial Bancorp, Inc. (Savings & Loans)	1,080	13,770
United Fire Group, Inc. (Insurance)	405	12,097
United Natural Foods, Inc.* (Food)	945	63,749
United Stationers, Inc. (Distribution/Wholesale)	810	32,894
Universal American Corp.* (Healthcare - Services)	1,080	10,789
Universal Corp. (Agriculture)	405	19,047
Universal Display Corp.* (Electrical Components & Equipment)	810	35,697
Universal Forest Products, Inc. (Building Materials)	405	22,405
Universal Insurance Holdings, Inc. (Insurance)	810	19,456
Universal Technical Institute, Inc. (Commercial Services)	675	5,704
Unwired Planet, Inc.* (Internet)	3,105	1,833
Urstadt Biddle Properties - Class A (REIT)	540	11,205
US Ecology, Inc. (Environmental Control)	405	18,998
UTI Worldwide, Inc.* (Transportation)	1,890	17,067
VAALCO Energy, Inc.* (Oil & Gas)	1,350	3,335
Vail Resorts, Inc. (Entertainment)	675	66,966
Valley National Bancorp (Banks)	3,645	34,372
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	810	7,412
Vantage Drilling Co.* (Oil & Gas)	5,130	2,044
VASCO Data Security International, Inc.* (Internet)	810	20,590
Vector Group, Ltd. (Agriculture)	1,215	26,912
Veeco Instruments, Inc.* (Semiconductors)	810	23,903
Vera Bradley, Inc.* (Retail)	540	7,690
Verastem, Inc.* (Biotechnology)	675	5,603
Verint Systems, Inc.* (Software)	945	58,050
Viad Corp. (Commercial Services)	540	14,348
ViaSat, Inc.* (Telecommunications)	810	48,697
Violin Memory, Inc.* (Computers)	2,025	6,905
VirnetX Holding Corp.* (Internet)	945	6,105
Virtusa Corp.* (Computers)	540	21,492
Vitamin Shoppe, Inc.* (Retail)	540	22,615
VIVUS, Inc.* (Pharmaceuticals)	2,160	4,817
Vocera Communications, Inc.* (Computers)	675	7,688
Vonage Holdings Corp.* (Telecommunications)	3,780	17,501
Vringo, Inc.* (Telecommunications)	2,160	1,339
W&T Offshore, Inc. (Oil & Gas)	810	5,208
Wabash National Corp.* (Auto Manufacturers)	1,350	18,927
WageWorks, Inc.* (Diversified Financial Services)	675	34,020
Walter Energy, Inc. (Coal)	1,620	822
Walter Investment Management Corp.* (Diversified Financial Services)	675	11,887
Warren Resources, Inc.* (Oil & Gas)	1,755	1,895
Washington Federal, Inc. (Savings & Loans)	1,890	40,825
Washington REIT (REIT)	1,215	30,035
Waterstone Financial, Inc. (Savings & Loans)	810	10,319
Watsco, Inc. (Distribution/Wholesale)	405	48,718
Watts Water Technologies, Inc. - Class A (Electronics)	540	29,457
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	945	8,807
Web.com Group, Inc.* (Internet)	945	17,360
WebMD Health Corp.* (Internet)	675	29,800
Webster Financial Corp. (Banks)	1,620	58,044
Weight Watchers International, Inc.* (Commercial Services)	675	5,771
WellCare Health Plans, Inc.* (Healthcare - Services)	810	62,718
Werner Enterprises, Inc. (Transportation)	810	21,765
WesBanco, Inc. (Banks)	540	17,015
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	1,080	16,934
West Corp. (Telecommunications)	810	25,070
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,215	64,735
Westamerica Bancorp (Banks)	540	23,517
Western Alliance Bancorp* (Banks)	1,350	41,742
Western Asset Mortgage Capital Corp. (REIT)	945	13,806
Western Refining, Inc. (Oil & Gas)	945	41,627
WEX, Inc.* (Commercial Services)	675	76,079
WGL Holdings, Inc. (Gas)	945	51,985
Whitestone REIT (REIT)	540	7,938
Willbros Group, Inc.* (Oil & Gas Services)	945	2,363
Wilshire Bancorp, Inc. (Banks)	1,485	15,667
Winnebago Industries, Inc. (Home Builders)	540	11,183
Wintrust Financial Corp. (Banks)	810	39,479
WisdomTree Investments, Inc. (Diversified Financial Services)	2,025	38,556
Wolverine World Wide, Inc. (Apparel)	1,890	58,080
Woodward, Inc. (Electronics)	1,215	57,167
World Wrestling Entertainment, Inc. - Class A (Media)	810	10,870
Worthington Industries, Inc. (Iron/Steel)	945	25,543

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wright Medical Group, Inc.* (Healthcare - Products)	945	$23,975
Xcerra Corp.* (Semiconductors)	1,215	11,943
Xenoport, Inc.* (Pharmaceuticals)	1,620	9,607
XO Group, Inc.* (Internet)	675	10,976
Xoma Corp.* (Biotechnology)	2,160	6,480
Xoom Corp.* (Commercial Services)	675	11,927
XPO Logistics, Inc.* (Transportation)	945	45,832
YRC Worldwide, Inc.* (Transportation)	675	10,530
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	1,215	37,300
Zep, Inc. (Chemicals)	540	10,735
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,620	14,272
Zix Corp.* (Internet)	2,295	9,777
Zoe’s Kitchen, Inc.* (Retail)	540	16,540
Zumiez, Inc.* (Retail)	2,430	77,054
TOTAL COMMON STOCKS (Cost $18,860,950)		28,925,109

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	2,635	—
Leap Wireless International, Inc.*+(b)^ (Telecommunications)	1,900	4,788
Trius Therapeutics, Inc.*+(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		4,788

Warrant (0.00%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	406	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(44.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $26,658,037	$26,658,000	$26,658,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,658,000)		26,658,000

TOTAL INVESTMENT SECURITIES (Cost $45,523,738) - 92.3%		55,587,897
Net other assets (liabilities) - 7.7%		4,640,186

NET ASSETS - 100.0%		$60,228,083

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2015, these securities represented 0.01% of the net assets of the Fund.
*	Non-income producing security
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc. The Advisor has deemed this security to be illiquid.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $15,115,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	35	6/22/15	$4,259,500	$894

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

iShares Russell 2000 ETF	Goldman Sachs International	5/27/15	(0.45)%	$12,312,828	$(331,803)
Russell 2000 Index	Goldman Sachs International	5/27/15	0.05%	16,470,373	(441,013)
				28,783,201	$(772,816)

iShares Russell 2000 ETF	UBS AG	5/27/15	(0.15)%	19,858,576	(398,504)
Russell 2000 Index	UBS AG	5/27/15	0.00%††	38,480,413	(819,319)
				58,338,989	(1,217,823)

				$87,122,190	$(1,990,639)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
††	Amount is less than 0.005%.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Advertising	$51,651	0.1%
Aerospace/Defense	412,209	0.7%
Agriculture	74,212	0.1%
Airlines	141,233	0.2%
Apparel	205,394	0.3%
Auto Manufacturers	18,927	NM
Auto Parts & Equipment	373,534	0.6%
Banks	1,898,202	3.3%
Biotechnology	1,104,585	1.8%
Building Materials	379,288	0.6%
Chemicals	643,148	1.1%
Coal	40,431	0.1%
Commercial Services	1,489,983	2.5%
Computers	810,390	1.3%
Cosmetics/Personal Care	7,598	NM
Distribution/Wholesale	222,340	0.4%
Diversified Financial Services	732,081	1.2%
Electric	601,765	1.0%
Electrical Components & Equipment	329,407	0.5%
Electronics	542,923	0.9%
Energy-Alternate Sources	102,461	0.2%
Engineering & Construction	203,816	0.3%
Entertainment	272,993	0.5%
Environmental Control	93,270	0.2%
Food	456,809	0.8%
Forest Products & Paper	99,494	0.2%
Gas	332,043	0.6%
Hand/Machine Tools	34,171	0.1%
Healthcare - Products	1,198,656	2.0%
Healthcare - Services	493,560	0.8%
Holding Companies - Diversified	73,651	0.1%
Home Builders	171,260	0.3%
Home Furnishings	126,186	0.2%
Household Products/Wares	99,121	0.2%
Housewares	21,249	NM
Insurance	792,364	1.3%
Internet	573,937	1.0%
Internet Software & Services	8,208	NM
Investment Companies	18,684	NM
Iron/Steel	84,522	0.1%
Leisure Time	207,567	0.3%
Lodging	105,754	0.2%
Machinery-Diversified	180,195	0.3%
Marine	4,034	NM
Media	383,065	0.6%
Metal Fabricate/Hardware	194,442	0.3%
Mining	198,087	0.3%
Miscellaneous Manufacturing	461,051	0.8%
Multi-National	21,445	NM
Office Furnishings	154,895	0.3%
Oil & Gas	542,528	0.9%
Oil & Gas Services	324,078	0.5%
Packaging & Containers	178,793	0.3%
Pharmaceuticals	1,110,115	1.8%
Pipelines	83,770	0.1%
Real Estate	151,999	0.3%
REIT	2,569,597	4.3%
Retail	1,673,377	2.8%
Savings & Loans	452,246	0.8%
Semiconductors	1,112,278	1.8%
Software	1,625,210	2.7%
Storage/Warehousing	48,152	0.1%
Telecommunications	1,106,168	1.8%
Toys/Games/Hobbies	3,356	NM
Transportation	569,122	0.9%
Trucking & Leasing	69,439	0.1%
Water	63,378	0.1%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Other **	31,298,186	52.0%
Total	$60,228,083	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (66.0%)
3M Co. (Miscellaneous Manufacturing)	4,928	$770,690
American Express Co. (Diversified Financial Services)	4,928	381,674
Apple Computer, Inc. (Computers)	4,928	616,739
Boeing Co. (Aerospace/Defense)	4,928	706,379
Caterpillar, Inc. (Machinery - Construction & Mining)	4,928	428,145
Chevron Corp. (Oil & Gas)	4,928	547,304
Cisco Systems, Inc. (Telecommunications)	4,928	142,074
Coca-Cola Co. (Beverages)	4,928	199,880
E.I. du Pont de Nemours & Co. (Chemicals)	4,928	360,730
Exxon Mobil Corp. (Oil & Gas)	4,928	430,559
General Electric Co. (Miscellaneous Manufacturing)	4,928	133,450
Intel Corp. (Semiconductors)	4,928	160,406
International Business Machines Corp. (Computers)	4,928	844,118
J.P. Morgan Chase & Co. (Banks)	4,928	311,745
Johnson & Johnson (Pharmaceuticals)	4,928	488,858
McDonald’s Corp. (Retail)	4,928	475,798
Merck & Co., Inc. (Pharmaceuticals)	4,928	293,512
Microsoft Corp. (Software)	4,928	239,698
NIKE, Inc. - Class B (Apparel)	4,928	487,084
Pfizer, Inc. (Pharmaceuticals)	4,928	167,207
Procter & Gamble Co. (Cosmetics/Personal Care)	4,928	391,825
The Goldman Sachs Group, Inc. (Banks)	4,928	967,958
The Home Depot, Inc. (Retail)	4,928	527,198
The Travelers Cos., Inc. (Insurance)	4,928	498,270
United Technologies Corp. (Aerospace/Defense)	4,928	560,560
UnitedHealth Group, Inc. (Healthcare - Services)	4,928	548,979
Verizon Communications, Inc. (Telecommunications)	4,928	248,568
Visa, Inc. - Class A (Diversified Financial Services)	4,928	325,494
Wal-Mart Stores, Inc. (Retail)	4,928	384,630
Walt Disney Co. (Media)	4,928	535,772
TOTAL COMMON STOCKS (Cost $7,143,347)		13,175,304

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $6,467,009	$6,467,000	$6,467,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,467,000)		6,467,000

TOTAL INVESTMENT SECURITIES (Cost $13,610,347) - 98.4%		19,642,304
Net other assets (liabilities) - 1.6%		325,214

NET ASSETS - 100.0%		$19,967,518

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $3,362,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	21	6/22/15	$1,864,800	$896

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones Industrial Average	Goldman Sachs International	5/27/15	0.75%	$8,699,997	$(96,095)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/27/15	0.57%	3,062,329	(34,335)
				11,762,326	$(130,430)

Dow Jones Industrial Average	UBS AG	5/27/15	0.50%	8,927,671	(91,420)
SPDR Dow Jones Industrial Average ETF	UBS AG	5/27/15	0.45%	4,144,916	(45,507)
				13,072,587	(136,927)

				$24,834,913	$(267,357)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraDow 30 ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$1,266,940	6.3%
Apparel	487,084	2.4%
Banks	1,279,703	6.4%
Beverages	199,880	1.0%
Chemicals	360,730	1.8%
Computers	1,460,856	7.4%
Cosmetics/Personal Care	391,825	2.0%
Diversified Financial Services	707,168	3.5%
Healthcare - Services	548,979	2.7%
Insurance	498,270	2.5%
Machinery - Construction & Mining	428,145	2.1%
Media	535,772	2.7%
Miscellaneous Manufacturing	904,140	4.5%
Oil & Gas	977,863	4.9%
Pharmaceuticals	949,576	4.8%
Retail	1,387,626	7.0%
Semiconductors	160,406	0.8%
Software	239,698	1.2%
Telecommunications	390,643	2.0%
Other **	6,792,214	34.0%
Total	$19,967,518	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (49.5%)
Activision Blizzard, Inc. (Software)	21,608	$492,987
Adobe Systems, Inc.* (Software)	14,948	1,136,945
Akamai Technologies, Inc.* (Software)	5,328	393,100
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,068	1,026,888
Altera Corp. (Semiconductors)	9,028	376,287
Amazon.com, Inc.* (Internet)	13,912	5,867,804
American Airlines Group, Inc. (Airlines)	20,868	1,007,611
Amgen, Inc. (Biotechnology)	22,644	3,575,714
Analog Devices, Inc. (Semiconductors)	9,324	576,596
Apple Computer, Inc. (Computers)	174,344	21,819,152
Applied Materials, Inc. (Semiconductors)	36,704	726,372
Autodesk, Inc.* (Software)	6,808	386,899
Automatic Data Processing, Inc. (Commercial Services)	14,208	1,201,144
Avago Technologies, Ltd. (Semiconductors)	7,696	899,508
Baidu, Inc.*ADR (Internet)	8,288	1,659,921
Bed Bath & Beyond, Inc.* (Retail)	5,624	396,267
Biogen Idec, Inc.* (Biotechnology)	6,956	2,601,057
Broadcom Corp. - Class A (Semiconductors)	16,428	726,200
C.H. Robinson Worldwide, Inc. (Transportation)	4,440	285,891
CA, Inc. (Software)	13,320	423,176
Catamaran Corp.* (Pharmaceuticals)	6,216	368,920
Celgene Corp.* (Biotechnology)	23,976	2,590,847
Cerner Corp.* (Software)	10,212	733,324
Charter Communications, Inc.* - Class A (Media)	3,404	636,752
Check Point Software Technologies, Ltd.* (Software)	5,476	457,136
Cisco Systems, Inc. (Telecommunications)	152,736	4,403,379
Citrix Systems, Inc.* (Software)	4,736	318,070
Cognizant Technology Solutions Corp.* (Computers)	18,204	1,065,662
Comcast Corp. - Class A (Media)	63,788	3,684,395
Comcast Corp. - Class A (Media)	11,988	690,389
Costco Wholesale Corp. (Retail)	13,172	1,884,255
DIRECTV* - Class A (Media)	15,096	1,369,283
Discovery Communications, Inc.* - Class A (Media)	4,440	143,678
Discovery Communications, Inc.* - Class C (Media)	8,436	255,020
DISH Network Corp.* - Class A (Media)	6,660	450,616
Dollar Tree, Inc.* (Retail)	6,216	474,965
eBay, Inc.* (Internet)	36,260	2,112,508
Electronic Arts, Inc.* (Software)	9,324	541,631
Expeditors International of Washington, Inc. (Transportation)	5,772	264,531
Express Scripts Holding Co.* (Pharmaceuticals)	21,756	1,879,718
Facebook, Inc.* - Class A (Internet)	66,896	5,269,398
Fastenal Co. (Distribution/Wholesale)	8,880	378,466
Fiserv, Inc.* (Software)	7,104	551,270
Garmin, Ltd. (Electronics)	5,772	260,837
Gilead Sciences, Inc.* (Biotechnology)	44,548	4,477,518
Google, Inc.* - Class A (Internet)	8,584	4,710,641
Google, Inc.* - Class C (Internet)	10,212	5,487,335
Henry Schein, Inc.* (Healthcare - Products)	2,516	344,944
Illumina, Inc.* (Biotechnology)	4,292	790,801
Intel Corp. (Semiconductors)	141,784	4,615,069
Intuit, Inc. (Software)	8,288	831,535
Intuitive Surgical, Inc.* (Healthcare - Products)	1,036	513,835
Keurig Green Mountain, Inc. (Beverages)	4,884	568,351
KLA-Tencor Corp. (Semiconductors)	4,884	287,179
Kraft Foods Group, Inc. (Food)	17,612	1,492,617
Lam Research Corp. (Semiconductors)	4,736	357,947
Liberty Global PLC* (Media)	18,796	948,258
Liberty Global PLC* - Class A (Media)	7,548	393,553
Liberty Media Corp.* - Class C (Media)	6,808	258,364
Liberty Media Corp.* (Media)	3,108	119,285
Liberty Media Holding Corp.-Interactive Series A* (Internet)	13,320	383,083
Liberty Ventures* (Internet)	3,996	166,553
Linear Technology Corp. (Semiconductors)	7,104	327,708
Marriott International, Inc. - Class A (Lodging)	8,288	663,454
Mattel, Inc. (Toys/Games/Hobbies)	10,064	283,402
Micron Technology, Inc.* (Semiconductors)	32,264	907,586
Microsoft Corp. (Software)	245,532	11,942,676
Mondelez International, Inc. - Class A (Food)	49,284	1,891,027
Monster Beverage Corp.* (Beverages)	5,032	689,938
Mylan NV* (Pharmaceuticals)	14,652	1,058,754
NetApp, Inc. (Computers)	9,324	337,995
Netflix, Inc.* (Internet)	1,776	988,344
NVIDIA Corp. (Semiconductors)	16,280	361,335
NXP Semiconductors N.V.* (Semiconductors)	6,956	668,611
O’Reilly Automotive, Inc.* (Retail)	3,108	677,016
PACCAR, Inc. (Auto Manufacturers)	10,656	696,370
Paychex, Inc. (Software)	10,804	522,806
Priceline.com, Inc.* (Internet)	1,628	2,015,155
Qualcomm, Inc. (Semiconductors)	49,432	3,361,376
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,960	1,354,082
Ross Stores, Inc. (Retail)	6,216	614,638
SanDisk Corp. (Computers)	6,364	426,006
SBA Communications Corp.* - Class A (Telecommunications)	3,848	445,675
Seagate Technology PLC (Computers)	9,768	573,577
Sigma-Aldrich Corp. (Chemicals)	3,552	493,444
Sirius XM Holdings, Inc.* (Media)	166,944	659,429
Staples, Inc. (Retail)	19,092	311,581
Starbucks Corp. (Retail)	44,992	2,230,703

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stericycle, Inc.* (Environmental Control)	2,516	$335,710
Symantec Corp. (Internet)	20,424	509,068
Tesla Motors, Inc.* (Auto Manufacturers)	3,700	836,385
Texas Instruments, Inc. (Semiconductors)	31,376	1,700,893
Tractor Supply Co. (Retail)	4,144	356,633
TripAdvisor, Inc.* (Internet)	3,848	309,726
Twenty-First Century Fox, Inc. - Class A (Media)	39,664	1,351,749
Twenty-First Century Fox, Inc. - Class B (Media)	23,828	794,664
Verisk Analytics, Inc.* - Class A (Commercial Services)	4,736	355,389
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,252	894,027
Viacom, Inc. - Class B (Media)	10,656	740,059
VimpelCom, Ltd.ADR (Telecommunications)	52,540	297,902
Vodafone Group PLCADR (Telecommunications)	12,876	453,235
Walgreens Boots Alliance, Inc. (Retail)	32,560	2,700,200
Western Digital Corp. (Computers)	6,956	679,879
Whole Foods Market, Inc. (Food)	10,804	515,999
Wynn Resorts, Ltd. (Lodging)	3,108	345,206
Xilinx, Inc. (Semiconductors)	7,844	340,116
Yahoo!, Inc.* (Internet)	27,972	1,190,628
TOTAL COMMON STOCKS (Cost $57,115,012)		152,321,593

	Principal Amount	Value
Repurchase Agreements(a)(b)(41.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $127,351,175	$127,351,000	$127,351,000

TOTAL REPURCHASE AGREEMENTS (Cost $127,351,000)		127,351,000

TOTAL INVESTMENT SECURITIES (Cost $184,466,012) - 90.9%		279,672,593
Net other assets (liabilities) - 9.1%		28,006,120

NET ASSETS - 100.0%		$307,678,713

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $67,164,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	443	6/22/15	$39,065,955	$885,602

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	5/27/15	0.65%	$128,293,463	$(3,003,797)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	5/27/15	0.45%	85,644,734	(1,645,596)
				213,938,197	$(4,649,393)

NASDAQ-100 Index	UBS AG	5/27/15	0.50%	131,314,840	(2,779,908)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	5/27/15	0.45%	77,888,839	(1,507,796)
				209,203,679	(4,287,704)

				$423,141,876	$(8,937,097)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraNASDAQ-100 ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Airlines	$1,007,611	0.3%
Auto Manufacturers	1,532,755	0.5%
Beverages	1,258,289	0.4%
Biotechnology	17,310,934	5.6%
Chemicals	493,444	0.2%
Commercial Services	1,556,534	0.5%
Computers	24,902,271	8.1%
Distribution/Wholesale	378,466	0.1%
Electronics	260,837	0.1%
Environmental Control	335,710	0.1%
Food	3,899,643	1.3%
Healthcare - Products	858,779	0.3%
Internet	30,670,164	9.9%
Lodging	1,008,660	0.3%
Media	12,495,493	4.1%
Pharmaceuticals	3,307,392	1.1%
Retail	9,646,258	3.1%
Semiconductors	16,232,783	5.3%
Software	18,731,555	6.1%
Telecommunications	5,600,191	1.8%
Toys/Games/Hobbies	283,402	0.1%
Transportation	550,422	0.2%
Other **	155,357,120	50.5%
Total	$307,678,713	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(129.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $97,614,134	$97,614,000	$97,614,000

TOTAL REPURCHASE AGREEMENTS (Cost $97,614,000)		97,614,000

TOTAL INVESTMENT SECURITIES (Cost $97,614,000) - 129.7%		97,614,000
Net other assets (liabilities) - (29.7)%		(22,351,426)

NET ASSETS - 100.0%		$75,262,574

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $8,187,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

MSCI EAFE Index	Goldman Sachs International	5/27/15	0.45%	$4,021,539	$(79,089)
MSCI EAFE Index	UBS AG	5/27/15	0.95%	146,489,404	(3,676,427)
				$150,510,943	$(3,755,516)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (71.3%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	18,315	$130,586
Alibaba Group Holding, Ltd.*ADR (Internet)	5,445	442,624
Ambev S.A.ADR (Beverages)	66,495	420,914
America Movil S.A.B. de C.V.ADR (Telecommunications)	25,575	534,262
Baidu, Inc.*ADR (Internet)	3,960	793,109
BRF-Brazil Foods S.A.ADR (Food)	9,735	209,010
Cemex S.A.B. de C.V.*ADR (Building Materials)	18,645	179,365
China Life Insurance Co., Ltd.ADR (Insurance)	7,260	527,584
China Mobile, Ltd.ADR (Telecommunications)	16,005	1,143,238
China Petroleum & Chemical Corp.ADR (Oil & Gas)	3,795	358,514
China Telecom Corp., Ltd.ADR (Telecommunications)	1,980	146,876
China Unicom, Ltd.ADR (Telecommunications)	6,600	124,014
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	5,610	180,530
CNOOC, Ltd.ADR (Oil & Gas)	2,310	395,588
Ctrip.com International, Ltd.*ADR (Internet)	1,980	126,086
Embraer S.A.ADR (Aerospace/Defense)	2,310	72,026
Enersis S.A.ADR (Electric)	5,610	99,690
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)*ADR (Beverages)	1,980	179,170
Grupo Televisa S.A.*ADR (Media)	6,270	228,291
HDFC Bank, Ltd.ADR (Banks)	5,940	337,630
ICICI Bank, Ltd.ADR (Banks)	20,625	225,431
Infosys Technologies, Ltd.ADR (Computers)	14,025	434,494
JD.com, Inc.*ADR (Internet)	4,290	143,972
KB Financial Group, Inc.ADR (Diversified Financial Services)	5,610	213,909
Korea Electric Power Corp.ADR (Electric)	7,425	159,935
LG Display Co., Ltd.ADR (Electronics)	6,435	88,932
Netease.com, Inc.ADR (Software)	990	126,908
PetroChina Co., Ltd.ADR (Oil & Gas)	3,135	404,163
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	21,780	206,910
Philippine Long Distance Telephone Co.ADR (Telecommunications)	990	63,796
POSCOADR (Iron/Steel)	4,620	272,949
PT Telekomunikasi IndonesiaADR (Telecommunications)	3,630	150,209
Sasol, Ltd.ADR (Oil & Gas)	7,425	298,856
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	6,930	290,783
Siliconware Precision Industries Co.ADR (Semiconductors)	9,075	73,598
SK Telecom Co., Ltd.ADR (Telecommunications)	5,280	156,552
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,320	28,829
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	54,450	1,330,758
Tata Motors, Ltd.ADR (Auto Manufacturers)	2,805	115,538
Ultrapar Participacoes S.A.ADR (Chemicals)	6,270	143,207
United Microelectronics Corp.ADR (Semiconductors)	34,815	84,252
Vale S.A.ADR (Iron/Steel)	21,615	166,003
Vipshop Holdings, Ltd.*ADR (Internet)	4,125	116,696
Wipro, Ltd.ADR (Computers)	8,580	98,413
YPF S.A.ADR (Oil & Gas)	2,805	85,665
TOTAL COMMON STOCKS (Cost $8,718,462)		12,109,865

Preferred Stocks (8.4%)
Banco Bradesco S.A.ADR (Banks)	36,795	393,339
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,475	83,012
Itau Unibanco Holding S.A.ADR (Banks)	40,260	516,132
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	29,865	259,228
Vale S.A.ADR (Iron/Steel)	29,535	178,687
TOTAL PREFERRED STOCKS (Cost $1,329,172)		1,430,398

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $4,273,006	$4,273,000	$4,273,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,273,000)		4,273,000

TOTAL INVESTMENT SECURITIES (Cost $14,320,634) - 104.8%		17,813,263
Net other assets (liabilities) - (4.8)%		(807,767)

NET ASSETS - 100.0%		$17,005,496

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $724,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	5/27/15	0.60%	$12,163,697	$(338,190)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	5/27/15	0.40%	8,265,979	(262,427)
				$20,429,676	$(600,617)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$72,026	0.4%
Auto Manufacturers	115,538	0.7%
Banks	1,472,533	8.7%
Beverages	600,084	3.5%
Building Materials	179,365	1.1%
Chemicals	172,036	1.0%
Computers	532,907	3.1%
Diversified Financial Services	504,692	3.0%
Electric	259,624	1.5%
Electronics	88,932	0.5%
Food	292,022	1.7%
Insurance	527,584	3.1%
Internet	1,622,487	9.5%
Iron/Steel	617,640	3.6%
Media	228,291	1.3%
Oil & Gas	2,008,924	11.9%
Semiconductors	1,619,195	9.5%
Software	126,908	0.7%
Telecommunications	2,499,475	14.9%
Other **	3,465,233	20.3%
Total	$17,005,496	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2015:

	Value	% of Net Assets
Argentina	$85,665	0.5%
Brazil	2,648,468	15.5%
Chile	128,519	0.8%
China	4,849,372	28.5%
India	1,211,506	7.1%
Indonesia	150,209	0.9%
Korea, Republic Of	1,183,060	7.0%
Mexico	1,121,088	6.6%
Philippines	63,796	0.4%
South Africa	298,856	1.8%
Taiwan	1,799,724	10.6%
Other**	3,465,233	20.3%
Total	$17,005,496	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (59.2%)
Ambev S.A.ADR (Beverages)	132,192	$836,774
America Movil S.A.B. de C.V.ADR (Telecommunications)	14,823	309,652
Banco Santander Chile S.A.ADR (Banks)	8,586	187,260
Bancolombia S.A.ADR (Banks)	6,237	282,349
BRF-Brazil Foods S.A.ADR (Food)	31,347	673,020
Cemex S.A.B. de C.V.*ADR (Building Materials)	20,493	197,143
Cencosud S.A.ADR (Food)	16,686	127,982
Coca-Cola Femsa S.A.B. de C.V. (FEMSA)ADR (Beverages)	2,106	168,269
CPFL Energia S.A.ADR (Electric)	9,801	127,614
Ecopetrol S.A.*ADR (Oil & Gas)	10,044	171,953
Embraer S.A.ADR (Aerospace/Defense)	6,075	189,419
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	4,374	201,729
Enersis S.A.ADR (Electric)	15,471	274,919
Fibria Celulose S.A.*ADR (Forest Products & Paper)	9,963	139,582
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)*ADR (Beverages)	4,293	388,474
Gruma S.A.B. de C.V.ADR (Food)	1,620	78,149
Grupo Aeroportuario del Sureste, S.A.B. de C.V.*ADR (Engineering & Construction)	891	128,812
Grupo Aval Acciones y Valores S.A.ADR (Investment Companies)	12,393	125,417
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	11,988	121,918
Grupo Televisa S.A.*ADR (Media)	12,879	468,924
Latam Airlines Group S.A.*ADR (Airlines)	19,521	186,816
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	26,649	253,166
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	3,159	68,993
Tim Participacoes S.A.ADR (Telecommunications)	5,508	86,586
Ultrapar Participacoes S.A.ADR (Chemicals)	20,655	471,760
Vale S.A.ADR (Iron/Steel)	35,073	269,361
YPF S.A.ADR (Oil & Gas)	6,642	202,847
TOTAL COMMON STOCKS (Cost $4,585,654)		6,738,888

Preferred Stocks (19.0%)
Banco Bradesco S.A.ADR (Banks)	37,908	405,237
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	9,315	312,425
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	27,459	135,098
Gerdau S.A.ADR (Iron/Steel)	30,618	102,876
Itau Unibanco Holding S.A.ADR (Banks)	35,235	451,713
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	36,693	318,495
Telefonica Brasil S.A.ADR (Telecommunications)	8,910	146,302
Vale S.A.ADR (Iron/Steel)	47,790	289,130
TOTAL PREFERRED STOCKS (Cost $1,537,964)		2,161,276

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $2,714,004	$2,714,000	$2,714,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,714,000)		2,714,000

TOTAL INVESTMENT SECURITIES (Cost $8,837,618) - 102.0%		11,614,164
Net other assets (liabilities) - (2.0)%		(224,986)

NET ASSETS - 100.0%		$11,389,178

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $338,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	5/27/15	0.60%	$5,698,565	$(87,736)
BNY Mellon Latin America 35 ADR Index	UBS AG	5/27/15	0.50%	8,190,414	(128,510)
				$13,888,979	$(216,246)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraLatin America ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$189,419	1.7%
Airlines	186,816	1.6%
Banks	1,448,476	12.8%
Beverages	1,393,517	12.3%
Building Materials	197,143	1.7%
Chemicals	540,753	4.7%
Electric	739,361	6.5%
Engineering & Construction	128,812	1.1%
Food	1,191,576	10.5%
Forest Products & Paper	139,582	1.2%
Investment Companies	125,417	1.1%
Iron/Steel	661,367	5.8%
Media	468,924	4.1%
Oil & Gas	946,461	8.3%
Telecommunications	542,540	4.8%
Other **	2,489,014	21.8%
Total	$11,389,178	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2015:

	Value	% of Net Assets
Argentina	$202,847	1.8%
Brazil	5,208,558	45.8%
Chile	1,047,699	9.2%
Colombia	579,719	5.1%
Mexico	1,861,341	16.3%
Other**	2,489,014	21.8%
Total	$11,389,178	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (78.8%)
21Vianet Group, Inc.*ADR (Internet)	26,124	$537,371
500.com, Ltd.*ADR - Class A (Entertainment)	12,440	222,800
58.com, Inc.*ADR (Internet)	9,641	735,415
Alibaba Group Holding, Ltd.*ADR (Internet)	31,411	2,553,401
Aluminum Corp. of China, Ltd.*ADR (Mining)	59,712	960,766
Autohome, Inc.*ADR (Internet)	10,885	555,570
Baidu, Inc.*ADR (Internet)	16,483	3,301,216
Bitauto Holdings, Ltd.*ADR (Internet)	11,507	684,436
Changyou.com, Ltd.*ADR (Software)	10,574	356,978
China Distance Education Holdings, Ltd.ADR (Commercial Services)	17,105	353,389
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	20,526	794,972
China Life Insurance Co., Ltd.ADR (Insurance)	42,918	3,118,851
China Lodging Group, Ltd.*ADR (Lodging)	19,904	448,238
China Mobile, Ltd.ADR (Telecommunications)	59,712	4,265,229
China Petroleum & Chemical Corp.ADR (Oil & Gas)	26,746	2,526,695
China Southern Airlines Co., Ltd.ADR (Airlines)	18,971	930,338
China Telecom Corp., Ltd.ADR (Telecommunications)	24,258	1,799,458
China Unicom, Ltd.ADR (Telecommunications)	87,080	1,636,233
CNOOC, Ltd.ADR (Oil & Gas)	16,172	2,769,455
Ctrip.com International, Ltd.*ADR (Internet)	27,368	1,742,794
E-Commerce China Dangdang, Inc.*ADR - Class A (Internet)	41,985	397,178
E-House China Holdings, Ltd.ADR (Real Estate)	54,425	370,090
Homeinns Hotel Group*ADR (Lodging)	18,660	521,920
Huaneng Power International, Inc.ADR (Electric)	22,081	1,256,851
JA Solar Holdings Co., Ltd.*ADR (Energy-Alternate Sources)	32,966	330,319
JD.com, Inc.*ADR (Internet)	52,559	1,763,880
JinkoSolar Holding Co., Ltd.*ADR (Energy-Alternate Sources)	15,239	426,997
Mindray Medical International, Ltd.ADR (Healthcare - Products)	28,923	893,142
Netease.com, Inc.ADR (Software)	13,684	1,754,152
NQ Mobile, Inc.*ADR (Software)	61,578	236,460
PetroChina Co., Ltd.ADR (Oil & Gas)	20,837	2,686,306
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	21,148	1,275,224
Qunar Cayman Islands, Ltd.*ADR (Leisure Time)	10,885	509,745
Shanda Games, Ltd.*ADR (Software)	61,578	421,809
SouFun Holdings, Ltd.ADR (Internet)	94,544	781,879
TAL Education Group*ADR (Commercial Services)	18,038	662,897
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	45,406	554,407
Vipshop Holdings, Ltd.*ADR (Internet)	52,248	1,478,096
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	22,392	966,662
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	80,549	801,463
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	123,467	228,414
Youku.com, Inc.*ADR (Internet)	46,339	866,539
YY, Inc.*ADR (Internet)	12,129	770,919
TOTAL COMMON STOCKS (Cost $43,507,383)		50,248,954

	Principal Amount	Value
Repurchase Agreements(a)(b)(24.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $15,708,022	$15,708,000	$15,708,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,708,000)		15,708,000

TOTAL INVESTMENT SECURITIES (Cost $59,215,383) - 103.4%		65,956,954
Net other assets (liabilities) - (3.4)%		(2,146,566)

NET ASSETS - 100.0%		$63,810,388

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $4,484,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon China Select ADR Index	Goldman Sachs International	5/27/15	0.60%	$12,384,139	$(400,133)
BNY Mellon China Select ADR Index	UBS AG	5/27/15	0.15%	64,899,536	(2,198,392)
				$77,283,675	$(2,598,525)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraChina ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Airlines	$1,725,310	2.7%
Coal	801,463	1.3%
Commercial Services	1,982,948	3.1%
Electric	1,256,851	2.0%
Electrical Components & Equipment	228,414	0.4%
Energy-Alternate Sources	1,311,723	2.1%
Entertainment	222,800	0.3%
Healthcare - Products	893,142	1.4%
Insurance	3,118,851	4.9%
Internet	17,443,918	27.3%
Leisure Time	509,745	0.8%
Lodging	970,158	1.5%
Mining	960,766	1.5%
Oil & Gas	7,982,456	12.5%
Real Estate	370,090	0.6%
Software	2,769,399	4.3%
Telecommunications	7,700,920	12.1%
Other **	13,561,434	21.2%
Total	$63,810,388	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2015:

	Value	% of Net Assets
China	$50,248,954	78.8%
Other**	13,561,434	21.2%
Total	$63,810,388	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(130.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $67,558,093	$67,558,000	$67,558,000

TOTAL REPURCHASE AGREEMENTS (Cost $67,558,000)		67,558,000

TOTAL INVESTMENT SECURITIES (Cost $67,558,000) - 130.1%		67,558,000
Net other assets (liabilities) - (30.1)%		(15,636,308)

NET ASSETS - 100.0%		$51,921,692

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $10,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	1,071	6/12/15	$103,860,225	$2,578,562

See accompanying notes to schedules of portfolio investments.

Bear ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $22,075,030	$22,075,000	$22,075,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,075,000)		22,075,000

TOTAL INVESTMENT SECURITIES (Cost $22,075,000) - 99.2%		22,075,000
Net other assets (liabilities) - 0.8%		179,167

NET ASSETS - 100.0%		$22,254,167

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $2,514,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	26	6/22/15	$2,702,375	$(60,951)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	5/27/15	(0.30)%	$(15,181,765)	$167,240
S&P 500	UBS AG	5/27/15	(0.30)%	(4,325,412)	44,352
				$(19,507,177)	$211,592

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $7,775,011	$7,775,000	$7,775,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,775,000)		7,775,000

TOTAL INVESTMENT SECURITIES (Cost $7,775,000) - 96.9%		7,775,000
Net other assets (liabilities) - 3.1%		250,508

NET ASSETS - 100.0%		$8,025,508

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $658,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	10	6/22/15	$1,217,000	$(2,151)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	5/27/15	0.45%	$(5,030,609)	$119,319
Russell 2000 Index	UBS AG	5/27/15	0.45%	(1,760,873)	45,483
				$(6,791,482)	$164,802

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(94.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $1,712,002	$1,712,000	$1,712,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,712,000)		1,712,000

TOTAL INVESTMENT SECURITIES (Cost $1,712,000) - 94.8%		1,712,000
Net other assets (liabilities) - 5.2%		94,525

NET ASSETS - 100.0%		$1,806,525

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $317,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	4	6/22/15	$352,740	$8,253

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	5/27/15	(0.35)%	$(1,027,636)	$49,833
NASDAQ-100 Index	UBS AG	5/27/15	(0.25)%	(423,127)	25,506
				$(1,450,763)	$75,339

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $13,292,018	$13,292,000	$13,292,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,292,000)		13,292,000

TOTAL INVESTMENT SECURITIES (Cost $13,292,000) - 99.7%		13,292,000
Net other assets (liabilities) - 0.3%		42,861

NET ASSETS - 100.0%		$13,334,861

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $3,915,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	6/22/15	$1,870,875	$(24,359)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	5/27/15	(0.30)%	$(14,587,741)	$158,471
S&P 500	UBS AG	5/27/15	(0.30)%	(10,231,662)	111,701
				$(24,819,403)	$270,172

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(92.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $2,298,003	$2,298,000	$2,298,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,298,000)		2,298,000

TOTAL INVESTMENT SECURITIES (Cost $2,298,000) - 92.9%		2,298,000
Net other assets (liabilities) - 7.1%		175,641

NET ASSETS - 100.0%		$2,473,641

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $660,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	6/22/15	$149,690	$(1,902)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P MidCap 400	Goldman Sachs International	5/27/15	(0.10)%	$(2,096,781)	$28,772
S&P MidCap 400	UBS AG	5/27/15	(0.05)%	(2,707,861)	30,961
				$(4,804,642)	$59,733

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(94.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $9,565,013	$9,565,000	$9,565,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,565,000)		9,565,000

TOTAL INVESTMENT SECURITIES (Cost $9,565,000) - 94.6%		9,565,000
Net other assets (liabilities) - 5.4%		550,998

NET ASSETS - 100.0%		$10,115,998

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $2,555,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	15	6/22/15	$1,825,500	$32,189

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	5/27/15	0.45%	$(10,009,943)	$236,569
Russell 2000 Index	UBS AG	5/27/15	0.45%	(8,453,129)	238,115
				$(18,463,072)	$474,684

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $3,923,005	$3,923,000	$3,923,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,923,000)		3,923,000

TOTAL INVESTMENT SECURITIES (Cost $3,923,000) - 98.1%		3,923,000
Net other assets (liabilities) - 1.9%		76,733

NET ASSETS - 100.0%		$3,999,733

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $1,160,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	7	6/22/15	$621,600	$(5,405)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones Industrial Average	Goldman Sachs International	5/27/15	(0.45)%	$(3,350,937)	$36,248
Dow Jones Industrial Average	UBS AG	5/27/15	(0.25)%	(4,045,223)	42,620
				$(7,396,160)	$78,868

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(104.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $8,059,011	$8,059,000	$8,059,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,059,000)		8,059,000

TOTAL INVESTMENT SECURITIES (Cost $8,059,000) - 104.2%		8,059,000
Net other assets (liabilities) - (4.2)%		(325,967)

NET ASSETS - 100.0%		$7,733,033

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $2,820,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	12	6/22/15	$1,058,220	$(21,171)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	5/27/15	(0.35)%	$(4,737,302)	$139,801
NASDAQ-100 Index	UBS AG	5/27/15	(0.25)%	(9,698,570)	272,696
				$(14,435,872)	$412,497

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(95.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $4,690,006	$4,690,000	$4,690,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,690,000)		4,690,000

TOTAL INVESTMENT SECURITIES (Cost $4,690,000) - 95.9%		4,690,000
Net other assets (liabilities) - 4.1%		202,251

NET ASSETS - 100.0%		$4,892,251

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $344,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

MSCI EAFE Index	Goldman Sachs International	5/27/15	0.25%	$(1,543,469)	$30,262
MSCI EAFE Index	UBS AG	5/27/15	0.15%	(8,238,367)	154,182
				$(9,781,836)	$184,444

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(92.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $4,591,006	$4,591,000	$4,591,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,591,000)		4,591,000

TOTAL INVESTMENT SECURITIES (Cost $4,591,000) - 92.7%		4,591,000
Net other assets (liabilities) - 7.3%		361,877

NET ASSETS - 100.0%		$4,952,877

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $312,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	5/27/15	0.35%	$(4,347,943)	$120,533
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	5/27/15	0.30%	(5,581,936)	135,462
				$(9,929,879)	$255,995

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(65.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $3,516,005	$3,516,000	$3,516,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,516,000)		3,516,000

TOTAL INVESTMENT SECURITIES (Cost $3,516,000) - 65.6%		3,516,000
Net other assets (liabilities) - 34.4%		1,846,781

NET ASSETS - 100.0%		$5,362,781

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $308,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	5/27/15	0.45%	$(1,901,409)	$29,105
BNY Mellon Latin America 35 ADR Index	UBS AG	5/27/15	0.40%	(8,836,431)	84,163
				$(10,737,840)	$113,268

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(92.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $1,495,002	$1,495,000	$1,495,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,495,000)		1,495,000

TOTAL INVESTMENT SECURITIES (Cost $1,495,000) - 92.1%		1,495,000
Net other assets (liabilities) - 7.9%		128,812

NET ASSETS - 100.0%		$1,623,812

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $109,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon China Select ADR Index	Goldman Sachs International	5/27/15	0.85%	$(1,864,291)	$60,003
BNY Mellon China Select ADR Index	UBS AG	5/27/15	1.30%	(1,395,207)	15,750
				$(3,259,498)	$75,753

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(84.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $1,357,002	$1,357,000	$1,357,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,357,000)		1,357,000

TOTAL INVESTMENT SECURITIES (Cost $1,357,000) - 84.7%		1,357,000
Net other assets (liabilities) - 15.3%		245,542

NET ASSETS - 100.0%		$1,602,542

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $90,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	33	6/12/15	$3,200,175	$39,958

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (61.4%)
Associated Banc-Corp. (Banks)	1,133	$21,312
BancorpSouth, Inc. (Banks)	653	15,809
Bank of America Corp. (Banks)	80,137	1,276,582
Bank of Hawaii Corp. (Banks)	333	20,110
BankUnited, Inc. (Banks)	778	25,565
BB&T Corp. (Banks)	5,491	210,250
BOK Financial Corp. (Banks)	163	10,626
Capitol Federal Financial, Inc. (Savings & Loans)	986	11,832
Cathay Bancorp, Inc. (Banks)	566	16,176
Citigroup, Inc. (Banks)	23,111	1,232,279
City National Corp. (Banks)	366	34,111
Comerica, Inc. (Banks)	1,359	64,430
Commerce Bancshares, Inc. (Banks)	632	26,993
Cullen/Frost Bankers, Inc. (Banks)	419	30,562
East West Bancorp, Inc. (Banks)	1,094	44,405
F.N.B. Corp. (Banks)	1,315	17,450
Fifth Third Bancorp (Banks)	6,207	124,140
First Financial Bankshares, Inc. (Banks)	489	14,161
First Horizon National Corp. (Banks)	1,784	25,428
First Niagara Financial Group, Inc. (Savings & Loans)	2,696	24,520
First Republic Bank (Banks)	989	57,649
FirstMerit Corp. (Banks)	1,260	24,406
Fulton Financial Corp. (Banks)	1,364	16,586
Glacier Bancorp, Inc. (Banks)	572	15,066
Hancock Holding Co. (Banks)	613	17,844
Hudson City Bancorp, Inc. (Savings & Loans)	3,667	34,103
Huntington Bancshares, Inc. (Banks)	6,171	67,017
IBERIABANK Corp. (Banks)	255	15,889
International Bancshares Corp. (Banks)	440	11,431
Investors Bancorp, Inc. (Savings & Loans)	2,597	30,749
J.P. Morgan Chase & Co. (Banks)	28,402	1,796,712
KeyCorp (Banks)	6,516	94,156
M&T Bank Corp. (Banks)	1,013	121,226
MB Financial, Inc. (Banks)	487	14,673
New York Community Bancorp (Savings & Loans)	3,372	57,965
PacWest Bancorp (Banks)	738	33,284
People’s United Financial, Inc. (Savings & Loans)	2,348	35,478
PNC Financial Services Group (Banks)	3,967	363,893
Popular, Inc.* (Banks)	788	25,555
PrivateBancorp, Inc. (Banks)	538	19,944
Prosperity Bancshares, Inc. (Banks)	459	24,483
Regions Financial Corp. (Banks)	10,230	100,561
Signature Bank* (Banks)	383	51,356
SunTrust Banks, Inc. (Banks)	3,996	165,834
Susquehanna Bancshares, Inc. (Banks)	1,387	18,641
SVB Financial Group* (Banks)	388	51,511
Synovus Financial Corp. (Banks)	1,037	28,683
TCF Financial Corp. (Banks)	1,254	19,638
Texas Capital Bancshares, Inc.* (Banks)	349	18,378
Trustmark Corp. (Banks)	514	12,233
U.S. Bancorp (Banks)	13,569	581,703
UMB Financial Corp. (Banks)	289	14,389
Umpqua Holdings Corp. (Banks)	1,679	28,560
United Bankshares, Inc. (Banks)	486	18,264
Valley National Bancorp (Banks)	1,683	15,871
Washington Federal, Inc. (Savings & Loans)	747	16,135
Webster Financial Corp. (Banks)	690	24,723
Wells Fargo & Co. (Banks)	35,717	1,968,008
Wintrust Financial Corp. (Banks)	360	17,546
Zions Bancorp (Banks)	1,546	43,806
TOTAL COMMON STOCKS (Cost $3,967,052)		9,320,690

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $5,774,008	$5,774,000	$5,774,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,774,000)		5,774,000

TOTAL INVESTMENT SECURITIES (Cost $9,741,052) - 99.4%		15,094,690
Net other assets (liabilities) - 0.6%		91,867

NET ASSETS - 100.0%		$15,186,557

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $2,834,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Banks Index	Goldman Sachs International	5/26/15	0.65%	$7,226,222	$35,652
Dow Jones U.S. Banks Index	UBS AG	5/26/15	0.50%	6,238,775	32,942
				$13,464,997	$68,594

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Banks UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Banks	$9,109,908	60.0%
Savings & Loans	210,782	1.4%
Other **	5,865,867	38.6%
Total	$15,186,557	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (71.8%)
Air Products & Chemicals, Inc. (Chemicals)	3,405	$488,379
Airgas, Inc. (Chemicals)	1,194	120,928
Albemarle Corp. (Chemicals)	1,977	118,027
Alcoa, Inc. (Mining)	21,524	288,852
Allegheny Technologies, Inc. (Iron/Steel)	1,915	65,091
Ashland, Inc. (Chemicals)	1,130	142,787
Axiall Corp. (Chemicals)	1,246	50,837
Cabot Corp. (Chemicals)	1,129	48,253
Carpenter Technology Corp. (Iron/Steel)	914	39,531
Celanese Corp. (Chemicals)	2,695	178,840
CF Industries Holdings, Inc. (Chemicals)	842	242,050
Chemtura Corp.* (Chemicals)	1,211	36,487
Cliffs Natural Resources, Inc. (Iron/Steel)	2,699	16,032
Commercial Metals Co. (Iron/Steel)	2,055	34,113
Compass Minerals International, Inc. (Mining)	595	52,556
CONSOL Energy, Inc. (Coal)	4,065	132,032
Cytec Industries, Inc. (Chemicals)	1,257	69,500
Domtar Corp. (Forest Products & Paper)	1,130	48,839
E.I. du Pont de Nemours & Co. (Chemicals)	15,946	1,167,246
Eastman Chemical Co. (Chemicals)	2,627	200,230
Ecolab, Inc. (Chemicals)	4,740	530,785
FMC Corp. (Chemicals)	2,344	139,023
Freeport-McMoRan Copper & Gold, Inc. (Mining)	18,301	425,865
Fuller (H.B.) Co. (Chemicals)	892	37,259
Huntsman Corp. (Chemicals)	3,588	82,703
International Flavors & Fragrances, Inc. (Chemicals)	1,429	163,978
International Paper Co. (Forest Products & Paper)	7,441	399,730
KapStone Paper & Packaging Corp. (Packaging & Containers)	1,493	41,729
LyondellBasell Industries N.V. - Class A (Chemicals)	6,966	721,121
Minerals Technologies, Inc. (Chemicals)	606	41,044
Monsanto Co. (Chemicals)	8,512	970,028
NewMarket Corp. (Chemicals)	183	81,783
Newmont Mining Corp. (Mining)	8,771	232,344
Nucor Corp. (Iron/Steel)	5,626	274,886
Olin Corp. (Chemicals)	1,370	40,456
Peabody Energy Corp. (Coal)	4,847	22,926
Platform Specialty Products Corp.* (Chemicals)	2,143	57,732
PolyOne Corp. (Chemicals)	1,565	61,113
Polypore International, Inc.* (Miscellaneous Manufacturing)	783	45,852
PPG Industries, Inc. (Chemicals)	2,397	531,079
Praxair, Inc. (Chemicals)	5,090	620,624
Reliance Steel & Aluminum Co. (Iron/Steel)	1,371	88,731
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,671	25,767
Royal Gold, Inc. (Mining)	1,144	73,822
RPM, Inc. (Chemicals)	2,348	111,624
Sensient Technologies Corp. (Chemicals)	838	54,772
Sigma-Aldrich Corp. (Chemicals)	2,101	291,871
Steel Dynamics, Inc. (Iron/Steel)	4,255	94,163
Stillwater Mining Co.* (Mining)	2,112	28,364
The Dow Chemical Co. (Chemicals)	19,147	976,497
The Mosaic Co. (Chemicals)	5,467	240,548
TimkenSteel Corp. (Metal Fabricate/Hardware)	661	19,295
United States Steel Corp. (Iron/Steel)	2,571	61,755
W.R. Grace & Co.* (Chemicals)	1,308	126,510
Westlake Chemical Corp. (Chemicals)	723	56,380
Worthington Industries, Inc. (Iron/Steel)	892	24,111
TOTAL COMMON STOCKS (Cost $7,470,418)		11,336,880

	Principal Amount	Value
Repurchase Agreements(a)(b)(28.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $4,428,006	$4,428,000	$4,428,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,428,000)		4,428,000

TOTAL INVESTMENT SECURITIES (Cost $11,898,418) - 99.8%		15,764,880
Net other assets (liabilities) - 0.2%		27,526

NET ASSETS - 100.0%		$15,792,406

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $2,595,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Basic Materials Index	Goldman Sachs International	5/26/15	0.65%	$6,400,904	$33,933
Dow Jones U.S. Basic Materials Index	UBS AG	5/26/15	0.45%	5,949,866	40,026
				$12,350,770	$73,959

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Chemicals	$8,800,494	55.7%
Coal	154,958	1.0%
Forest Products & Paper	474,336	3.0%
Iron/Steel	698,413	4.4%
Metal Fabricate/Hardware	19,295	0.1%
Mining	1,101,803	7.0%
Miscellaneous Manufacturing	45,852	0.3%
Packaging & Containers	41,729	0.3%
Other **	4,455,526	28.2%
Total	$15,792,406	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (66.0%)
AbbVie, Inc. (Pharmaceuticals)	985,640	$63,731,483
Alexion Pharmaceuticals, Inc.* (Biotechnology)	125,006	21,154,765
Alkermes PLC* (Pharmaceuticals)	91,566	5,070,009
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	45,063	4,590,568
Amgen, Inc. (Biotechnology)	469,270	74,102,426
Biogen Idec, Inc.* (Biotechnology)	145,082	54,250,512
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	96,428	10,804,757
Bio-Techne Corp. (Healthcare - Products)	22,963	2,203,529
Celgene Corp.* (Biotechnology)	495,075	53,497,805
Cepheid, Inc.* (Healthcare - Products)	44,073	2,472,495
Charles River Laboratories International, Inc.* (Biotechnology)	29,266	2,024,037
Gilead Sciences, Inc.* (Biotechnology)	921,027	92,572,425
Illumina, Inc.* (Biotechnology)	87,811	16,179,177
Incyte Corp.* (Biotechnology)	96,658	9,391,291
Intercept Pharmaceuticals, Inc.* (Biotechnology)	8,420	2,128,660
Isis Pharmaceuticals, Inc.* (Biotechnology)	73,057	4,143,793
MannKind Corp.* (Pharmaceuticals)	160,563	688,815
Medivation, Inc.* (Biotechnology)	48,378	5,841,160
Myriad Genetics, Inc.* (Biotechnology)	43,978	1,452,593
PDL BioPharma, Inc. (Biotechnology)	100,643	671,289
Pharmacyclics, Inc.* (Pharmaceuticals)	38,076	9,755,071
Puma Biotechnology, Inc.* (Biotechnology)	13,221	2,387,448
Quintiles Transnational Holdings, Inc.* (Pharmaceuticals)	43,050	2,836,134
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	45,621	20,869,783
Seattle Genetics, Inc.* (Biotechnology)	62,057	2,131,037
United Therapeutics Corp.* (Biotechnology)	28,858	4,608,334
Vertex Pharmaceuticals, Inc.* (Biotechnology)	149,705	18,455,632
TOTAL COMMON STOCKS (Cost $303,297,828)		488,015,028

	Principal Amount	Value
Repurchase Agreements(a)(b)(40.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $300,039,411	$300,039,000	$300,039,000

TOTAL REPURCHASE AGREEMENTS (Cost $300,039,000)		300,039,000

TOTAL INVESTMENT SECURITIES (Cost $603,336,828) - 106.6%		788,054,028
Net other assets (liabilities) - (6.6)%		(48,495,008)

NET ASSETS - 100.0%		$739,559,020

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $170,928,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Biotechnology Index	Goldman Sachs International	5/26/15	0.65%	$312,729,447	$(23,032,222)
Dow Jones U.S. Biotechnology Index	UBS AG	5/26/15	0.50%	308,607,010	(22,930,729)
				$621,336,457	$(45,962,951)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Biotechnology	$401,257,491	54.3%
Healthcare - Products	4,676,025	0.6%
Pharmaceuticals	82,081,512	11.1%
Other **	251,543,992	34.0%
Total	$739,559,020	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (65.9%)
Activision Blizzard, Inc. (Software)	1,652	$37,690
Altria Group, Inc. (Agriculture)	6,574	329,029
Archer-Daniels-Midland Co. (Agriculture)	2,118	103,528
Autoliv, Inc. (Auto Parts & Equipment)	299	35,497
Avon Products, Inc. (Cosmetics/Personal Care)	1,454	11,879
B&G Foods, Inc. - Class A (Food)	174	5,290
BorgWarner, Inc. (Auto Parts & Equipment)	751	44,459
Brown-Forman Corp. - Class B (Beverages)	523	47,190
Brunswick Corp. (Leisure Time)	306	15,312
Bunge, Ltd. (Agriculture)	485	41,889
Campbell Soup Co. (Food)	587	26,245
Carter’s, Inc. (Apparel)	170	16,976
Church & Dwight, Inc. (Household Products/Wares)	431	34,984
Clorox Co. (Household Products/Wares)	434	46,047
Coach, Inc. (Retail)	917	35,038
Coca-Cola Co. (Beverages)	13,106	531,579
Coca-Cola Enterprises, Inc. (Beverages)	719	31,931
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,843	191,277
ConAgra Foods, Inc. (Food)	1,426	51,550
Constellation Brands, Inc.* (Beverages)	556	64,463
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	175	7,436
D.R. Horton, Inc. (Home Builders)	1,105	28,066
Dana Holding Corp. (Auto Parts & Equipment)	552	11,907
Darling International, Inc.* (Food)	552	7,540
Dean Foods Co. (Food)	312	5,070
Deckers Outdoor Corp.* (Apparel)	111	8,214
Delphi Automotive PLC (Auto Parts & Equipment)	972	80,675
Dr. Pepper Snapple Group, Inc. (Beverages)	645	48,104
Electronic Arts, Inc.* (Software)	1,042	60,530
Energizer Holdings, Inc. (Electrical Components & Equipment)	213	29,100
Flowers Foods, Inc. (Food)	617	13,784
Ford Motor Co. (Auto Manufacturers)	13,203	208,607
Fossil Group, Inc.* (Distribution/Wholesale)	143	12,009
General Mills, Inc. (Food)	2,014	111,455
General Motors Co. (Auto Manufacturers)	4,513	158,226
Gentex Corp. (Electronics)	983	17,055
Genuine Parts Co. (Distribution/Wholesale)	508	45,643
Hanesbrands, Inc. (Apparel)	1,335	41,492
Harley-Davidson, Inc. (Leisure Time)	706	39,684
Harman International Industries, Inc. (Home Furnishings)	231	30,118
Hasbro, Inc. (Toys/Games/Hobbies)	369	26,122
Herbalife, Ltd.* (Pharmaceuticals)	229	9,508
Herman Miller, Inc. (Office Furnishings)	201	5,509
HNI Corp. (Office Furnishings)	143	6,670
Hormel Foods Corp. (Food)	450	24,458
Iconix Brand Group, Inc.* (Apparel)	160	4,210
Ingredion, Inc. (Food)	244	19,374
Jarden Corp.* (Leisure Time)	595	30,452
Johnson Controls, Inc. (Auto Parts & Equipment)	2,187	110,181
Kate Spade & Co.* (Retail)	428	13,996
Kellogg Co. (Food)	849	53,767
Keurig Green Mountain, Inc. (Beverages)	400	46,548
Kimberly-Clark Corp. (Household Products/Wares)	1,221	133,932
Kraft Foods Group, Inc. (Food)	1,965	166,534
Lancaster Colony Corp. (Food)	65	5,828
Lear Corp. (Auto Parts & Equipment)	262	29,090
Leggett & Platt, Inc. (Home Furnishings)	467	19,833
Lennar Corp. - Class A (Home Builders)	591	27,068
Leucadia National Corp. (Holding Companies - Diversified)	1,050	24,959
LKQ Corp.* (Distribution/Wholesale)	1,011	27,368
Lorillard, Inc. (Agriculture)	1,196	83,553
Lululemon Athletica, Inc.* (Retail)	348	22,147
Mattel, Inc. (Toys/Games/Hobbies)	1,132	31,877
McCormick & Co., Inc. (Food)	432	32,530
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	676	64,842
Michael Kors Holdings, Ltd.* (Apparel)	669	41,384
Mohawk Industries, Inc.* (Textiles)	213	36,956
Molson Coors Brewing Co. - Class B (Beverages)	529	38,887
Mondelez International, Inc. - Class A (Food)	5,503	211,149
Monster Beverage Corp.* (Beverages)	491	67,321
Newell Rubbermaid, Inc. (Housewares)	908	34,623
NIKE, Inc. - Class B (Apparel)	2,334	230,692
Nu Skin Enterprises, Inc. - Class A (Retail)	200	11,310
NVR, Inc.* (Home Builders)	18	23,877
PepsiCo, Inc. (Beverages)	4,940	469,893
Philip Morris International, Inc. (Agriculture)	5,164	431,039
Polaris Industries, Inc. (Leisure Time)	208	28,488
Pool Corp. (Distribution/Wholesale)	140	9,085
Post Holdings, Inc.* (Food)	180	8,449
Procter & Gamble Co. (Cosmetics/Personal Care)	9,004	715,908
PulteGroup, Inc. (Home Builders)	1,100	21,230
PVH Corp. (Retail)	270	27,904
Ralph Lauren Corp. (Apparel)	204	27,216
Reynolds American, Inc. (Agriculture)	1,030	75,499
Skechers U.S.A., Inc.* - Class A (Apparel)	141	12,679
Snap-on, Inc. (Hand/Machine Tools)	195	29,162
Stanley Black & Decker, Inc. (Hand/Machine Tools)	530	52,311
Steven Madden, Ltd.* (Apparel)	185	7,219
Take-Two Interactive Software, Inc.* (Software)	279	6,612
Tempur-Pedic International, Inc.* (Home Furnishings)	207	12,608
Tenneco, Inc.* (Auto Parts & Equipment)	209	12,216
Tesla Motors, Inc.* (Auto Manufacturers)	324	73,240

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	747	$60,724
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	901	25,557
The Hain Celestial Group, Inc.* (Food)	335	20,180
The Hershey Co. (Food)	499	45,868
The JM Smucker Co. - Class A (Food)	326	37,790
The Middleby Corp.* (Machinery-Diversified)	191	19,356
The Ryland Group, Inc. (Home Builders)	154	6,348
The Scotts Miracle-Gro Co. - Class A (Housewares)	144	9,289
Thor Industries, Inc. (Home Builders)	153	9,206
TiVo, Inc.* (Home Furnishings)	319	3,525
Toll Brothers, Inc.* (Home Builders)	529	18,801
TreeHouse Foods, Inc.* (Food)	148	12,026
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	363	38,137
Tupperware Corp. (Housewares)	168	11,232
Tyson Foods, Inc. - Class A (Food)	980	38,710
Under Armour, Inc.* - Class A (Apparel)	561	43,506
V.F. Corp. (Apparel)	1,138	82,424
Vista Outdoor, Inc.* (Retail)	209	9,146
Visteon Corp.* (Auto Parts & Equipment)	144	14,602
WABCO Holdings, Inc.* (Auto Parts & Equipment)	177	22,028
Whirlpool Corp. (Home Furnishings)	262	46,008
Whitewave Foods Co.* (Food)	584	25,678
Wolverine World Wide, Inc. (Apparel)	341	10,479
TOTAL COMMON STOCKS (Cost $5,216,929)		7,014,501

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $3,542,005	$3,542,000	$3,542,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,542,000)		3,542,000

TOTAL INVESTMENT SECURITIES (Cost $8,758,929) - 99.2%		10,556,501
Net other assets (liabilities) - 0.8%		83,493

NET ASSETS - 100.0%		$10,639,994

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $1,507,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	5/26/15	0.65%	$4,449,288	$(71,909)
Dow Jones U.S. Consumer Goods Index	UBS AG	5/26/15	0.50%	4,496,052	(80,019)
				$8,945,340	$(151,928)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Agriculture	$1,064,537	10.0%
Apparel	526,491	4.9%
Auto Manufacturers	440,073	4.1%
Auto Parts & Equipment	431,785	4.1%
Beverages	1,345,916	12.6%
Cosmetics/Personal Care	979,788	9.2%
Distribution/Wholesale	94,105	0.9%
Electrical Components & Equipment	29,100	0.3%
Electronics	17,055	0.2%
Food	923,275	8.7%
Hand/Machine Tools	81,473	0.8%
Holding Companies - Diversified	24,959	0.2%
Home Builders	134,596	1.3%
Home Furnishings	112,092	1.1%
Household Products/Wares	214,963	2.0%
Housewares	55,144	0.5%
Leisure Time	113,936	1.1%
Machinery-Diversified	19,356	0.2%
Office Furnishings	12,179	0.1%
Pharmaceuticals	74,350	0.7%
Retail	119,541	1.1%
Software	104,832	1.0%
Textiles	36,956	0.3%
Toys/Games/Hobbies	57,999	0.5%
Other **	3,625,493	34.1%
Total	$10,639,994	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (62.2%)
Aaron’s, Inc. (Commercial Services)	1,468	$49,912
Abercrombie & Fitch Co. - Class A (Retail)	1,568	35,249
Acxiom Corp.* (Software)	1,758	30,695
Advance Auto Parts, Inc. (Retail)	1,672	239,096
Alaska Air Group, Inc. (Airlines)	2,982	191,027
Amazon.com, Inc.* (Internet)	8,673	3,658,097
AMC Networks, Inc.* - Class A (Media)	1,354	102,146
American Airlines Group, Inc. (Airlines)	16,325	788,253
American Eagle Outfitters, Inc. (Retail)	4,002	63,672
AmerisourceBergen Corp. (Pharmaceuticals)	4,741	541,896
ANN, Inc.* (Retail)	1,051	39,791
Apollo Group, Inc.* - Class A (Commercial Services)	2,185	36,675
Asbury Automotive Group, Inc.* (Retail)	623	52,351
Ascena Retail Group, Inc.* (Retail)	2,993	44,865
AutoNation, Inc.* (Retail)	1,710	105,251
AutoZone, Inc.* (Retail)	714	480,279
Avis Budget Group, Inc.* (Commercial Services)	2,411	130,532
Bed Bath & Beyond, Inc.* (Retail)	4,212	296,778
Best Buy Co., Inc. (Retail)	6,633	229,833
Big Lots, Inc. (Retail)	1,212	55,231
Brinker International, Inc. (Retail)	1,438	79,622
Buffalo Wild Wings, Inc.* (Retail)	419	66,747
Cabela’s, Inc.* (Retail)	1,092	57,592
Cablevision Systems Corp. NY - Class A (Media)	4,990	99,700
Cardinal Health, Inc. (Pharmaceuticals)	7,519	634,152
CarMax, Inc.* (Retail)	4,770	324,885
Carnival Corp. - Class A (Leisure Time)	10,248	450,605
Casey’s General Stores, Inc. (Retail)	883	72,565
CBS Corp. - Class B (Media)	10,419	647,332
Charter Communications, Inc.* - Class A (Media)	1,875	350,738
Chemed Corp. (Healthcare - Services)	379	43,680
Chico’s FAS, Inc. (Retail)	3,508	59,145
Chipotle Mexican Grill, Inc.* (Retail)	695	431,831
Choice Hotels International, Inc. (Lodging)	801	47,956
Cinemark Holdings, Inc. (Entertainment)	2,367	100,905
Comcast Corp. - Class A (Media)	57,799	3,338,471
Copart, Inc.* (Retail)	2,593	92,233
Costco Wholesale Corp. (Retail)	10,005	1,431,215
Cracker Barrel Old Country Store, Inc. (Retail)	548	72,599
CST Brands, Inc. (Retail)	1,755	73,201
CVS Caremark Corp. (Retail)	25,589	2,540,732
Darden Restaurants, Inc. (Retail)	2,831	180,533
Delta Air Lines, Inc. (Airlines)	18,751	837,046
DeVry, Inc. (Commercial Services)	1,295	39,161
Dick’s Sporting Goods, Inc. (Retail)	2,241	121,597
Dillards, Inc. - Class A (Retail)	564	74,217
DIRECTV* - Class A (Media)	11,437	1,037,393
Discovery Communications, Inc.* - Class A (Media)	3,393	109,797
Discovery Communications, Inc.* - Class C (Media)	6,149	185,884
DISH Network Corp.* - Class A (Media)	4,812	325,580
Dolby Laboratories, Inc. - Class A (Entertainment)	989	39,817
Dollar General Corp. (Retail)	6,914	502,717
Dollar Tree, Inc.* (Retail)	4,679	357,522
Domino’s Pizza, Inc. (Retail)	1,258	135,675
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	1,657	43,181
DSW, Inc. - Class A (Retail)	1,590	57,669
Dun & Bradstreet Corp. (Software)	823	105,072
Dunkin’ Brands Group, Inc. (Retail)	2,231	116,257
Expedia, Inc. (Internet)	2,257	212,677
FactSet Research Systems, Inc. (Media)	882	138,818
Family Dollar Stores, Inc. (Retail)	2,175	169,955
Foot Locker, Inc. (Retail)	3,231	192,083
GameStop Corp. - Class A (Retail)	2,458	94,731
Gannett Co., Inc. (Media)	5,170	177,434
Genesco, Inc.* (Retail)	551	37,242
GNC Holdings, Inc. - Class A (Retail)	2,024	87,133
Graham Holdings Co. - Class B (Commercial Services)	92	94,110
Grand Canyon Education, Inc.* (Commercial Services)	1,072	48,540
Group 1 Automotive, Inc. (Retail)	494	39,016
Groupon, Inc.* (Internet)	9,599	66,425
GUESS?, Inc. (Retail)	1,455	26,641
H & R Block, Inc. (Commercial Services)	6,252	189,060
Hertz Global Holdings, Inc.* (Commercial Services)	10,190	212,359
Hilton Worldwide Holdings In* (Lodging)	9,405	272,368
HSN, Inc. (Retail)	751	46,877
Hyatt Hotels Corp.* - Class A (Lodging)	1,272	73,840
IHS, Inc.* - Class A (Computers)	1,556	195,231
J.C. Penney Co., Inc.* (Retail)	6,944	57,635
Jack in the Box, Inc. (Retail)	867	75,230
JetBlue Airways Corp.* (Airlines)	5,933	121,804
John Wiley & Sons, Inc. (Media)	1,065	60,577
Kar Auction Services, Inc. (Commercial Services)	3,215	119,630
Kohls Corp. (Retail)	4,603	329,805
Kroger Co. (Food)	11,173	769,932
L Brands, Inc. (Retail)	5,591	499,612
Las Vegas Sands Corp. (Lodging)	8,366	442,394
Liberty Broadband Corp.* - Class C (Media)	1,480	80,305
Liberty Broadband Corp.* - Class A (Media)	566	30,700
Liberty Global PLC* - Class A (Media)	5,729	298,710
Liberty Global PLC* (Media)	13,587	685,463
Liberty Media Corp.* - Class C (Media)	4,514	171,306
Liberty Media Corp.* (Media)	2,265	86,931

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Media Holding Corp.-Interactive Series A* (Internet)	10,030	$288,463
Liberty TripAdvisor Holdings, Inc.* - Class A (Holding Companies - Diversified)	1,566	46,526
Liberty Ventures* (Internet)	3,127	130,333
Life Time Fitness, Inc.* (Leisure Time)	822	58,773
Lions Gate Entertainment Corp. (Entertainment)	2,067	64,098
Lithia Motors, Inc. - Class A (Retail)	525	52,358
Live Nation, Inc.* (Commercial Services)	3,294	82,548
Lowe’s Cos., Inc. (Retail)	22,144	1,524,836
Lumber Liquidators Holdings, Inc.* (Retail)	613	16,851
Macy’s, Inc. (Retail)	7,737	500,042
Madison Square Garden, Inc.* - Class A (Entertainment)	1,384	111,135
Marriott International, Inc. - Class A (Lodging)	4,716	377,527
Marriott Vacations Worldwide Corp. (Entertainment)	632	51,957
McDonald’s Corp. (Retail)	21,874	2,111,934
McKesson Corp. (Pharmaceuticals)	5,295	1,182,903
Meredith Corp. (Media)	835	43,453
MGM Resorts International* (Lodging)	8,160	172,584
Murphy USA, Inc.* (Oil & Gas)	970	63,370
Neilsen Holdings N.V. (Media)	7,191	323,164
Netflix, Inc.* (Internet)	1,384	770,196
News Corp.* - Class A (Media)	11,367	179,371
Nordstrom, Inc. (Retail)	3,202	241,943
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	2,294	111,282
Office Depot, Inc.* (Retail)	11,163	102,923
Omnicare, Inc. (Pharmaceuticals)	2,221	195,404
Omnicom Group, Inc. (Advertising)	5,609	424,938
O’Reilly Automotive, Inc.* (Retail)	2,315	504,277
Panera Bread Co.* - Class A (Retail)	580	105,838
Pier 1 Imports, Inc. (Retail)	2,048	25,907
Priceline.com, Inc.* (Internet)	1,181	1,461,854
Regal Entertainment Group - Class A (Entertainment)	1,807	39,754
Restoration Hardware Holdings, Inc.* (Retail)	823	70,918
Rite Aid Corp.* (Retail)	20,767	160,114
Rollins, Inc. (Commercial Services)	2,177	53,990
Ross Stores, Inc. (Retail)	4,707	465,428
Royal Caribbean Cruises, Ltd. (Leisure Time)	3,752	255,361
Sally Beauty Holdings, Inc.* (Retail)	2,919	91,102
Scripps Networks Interactive - Class A (Media)	2,227	155,578
Sears Holdings Corp.* (Retail)	1,141	45,572
Service Corp. International (Commercial Services)	4,622	127,937
Shutterfly, Inc.* (Internet)	860	38,494
Signet Jewelers, Ltd. (Retail)	1,818	243,848
Sinclair Broadcast Group, Inc. - Class A (Media)	1,650	50,556
Sirius XM Holdings, Inc.* (Media)	59,684	235,752
Six Flags Entertainment Corp. (Entertainment)	1,995	93,805
Sotheby’s - Class A (Commercial Services)	1,403	59,922
Southwest Airlines Co. (Airlines)	15,366	623,245
Spirit Airlines, Inc.* (Airlines)	1,664	113,934
Sprouts Farmers Market, Inc.* (Food)	3,245	103,791
Staples, Inc. (Retail)	14,577	237,897
Starbucks Corp. (Retail)	34,104	1,690,875
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,898	335,033
Starz - Liberty Capital* (Media)	1,935	76,104
Sysco Corp. (Food)	13,475	498,979
Target Corp. (Retail)	14,479	1,141,380
The Cheesecake Factory, Inc. (Retail)	1,067	53,489
The Gap, Inc. (Retail)	6,044	239,584
The Home Depot, Inc. (Retail)	29,971	3,206,297
The Interpublic Group of Cos., Inc. (Advertising)	9,380	195,479
The Men’s Wearhouse, Inc. (Retail)	1,051	59,476
The New York Times Co. - Class A (Media)	2,987	39,996
The Wendy’s Co. (Retail)	6,262	63,371
Tiffany & Co. (Retail)	2,567	224,561
Time Warner Cable, Inc. (Media)	6,395	994,550
Time Warner, Inc. (Media)	18,881	1,593,746
Time, Inc. (Media)	2,503	57,143
TJX Cos., Inc. (Retail)	15,530	1,002,306
Tractor Supply Co. (Retail)	3,109	267,561
Tribune Media Co. - Class A (Media)	2,112	118,420
TripAdvisor, Inc.* (Internet)	2,545	204,848
Twenty-First Century Fox, Inc. - Class A (Media)	41,596	1,417,591
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	1,465	221,347
United Continental Holdings, Inc.* (Airlines)	8,745	522,426
United Natural Foods, Inc.* (Food)	1,140	76,904
Urban Outfitters, Inc.* (Retail)	2,282	91,371
Vail Resorts, Inc. (Entertainment)	831	82,444
VCA Antech, Inc.* (Pharmaceuticals)	1,858	94,702
Viacom, Inc. - Class B (Media)	8,299	576,366
Walgreens Boots Alliance, Inc. (Retail)	19,844	1,645,664
Wal-Mart Stores, Inc. (Retail)	35,938	2,804,961
Walt Disney Co. (Media)	35,560	3,866,084
Whole Foods Market, Inc. (Food)	8,207	391,966
Williams-Sonoma, Inc. (Retail)	1,957	143,898
Wyndham Worldwide Corp. (Lodging)	2,734	233,484
Wynn Resorts, Ltd. (Lodging)	1,836	203,925
Yelp, Inc.* (Internet)	1,408	55,461
YUM! Brands, Inc. (Retail)	9,862	847,738
TOTAL COMMON STOCKS (Cost $57,945,357)		68,594,543

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(39.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $43,708,060	$43,708,000	$43,708,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,708,000)		43,708,000

TOTAL INVESTMENT SECURITIES (Cost $101,653,357) - 101.9%		112,302,543
Net other assets (liabilities) - (1.9)%		(2,111,396)

NET ASSETS - 100.0%		$110,191,147

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $22,092,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Consumer Services Index	Goldman Sachs International	5/26/15	0.65%	$46,845,718	$(989,595)
Dow Jones U.S. Consumer Services Index	UBS AG	5/26/15	0.50%	49,846,998	(1,019,865)
				$96,692,716	$(2,009,460)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Advertising	$620,417	0.6%
Airlines	3,197,734	2.9%
Commercial Services	1,244,376	1.1%
Computers	195,231	0.2%
Entertainment	627,096	0.6%
Food	1,841,573	1.7%
Healthcare - Services	43,680	NM
Holding Companies - Diversified	46,526	NM
Internet	6,886,848	6.2%
Leisure Time	876,021	0.8%
Lodging	2,159,111	2.0%
Media	17,655,159	16.0%
Oil & Gas	63,370	0.1%
Pharmaceuticals	2,649,058	2.4%
Retail	30,352,576	27.5%
Software	135,767	0.1%
Other **	41,596,604	37.8%
Total	$110,191,147	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (74.4%)
ACE, Ltd. (Insurance)	807	$86,341
Affiliated Managers Group, Inc.* (Diversified Financial Services)	135	30,528
AFLAC, Inc. (Insurance)	1,082	68,209
Alexander & Baldwin, Inc. (Real Estate)	112	4,534
Alexandria Real Estate Equities, Inc. (REIT)	178	16,444
Alleghany Corp.* (Insurance)	39	18,467
Allied World Assurance Co. Holdings, Ltd. (Insurance)	237	9,750
Allstate Corp. (Insurance)	1,027	71,541
Ally Financial, Inc.* (Diversified Financial Services)	1,076	23,554
Altisource Portfolio Solutions SA* (Diversified Financial Services)	37	897
American Campus Communities, Inc. (REIT)	277	11,119
American Capital Agency Corp. (REIT)	870	17,952
American Express Co. (Diversified Financial Services)	2,161	167,368
American Financial Group, Inc. (Insurance)	181	11,439
American Homes 4 Rent - Class A (REIT)	349	5,895
American International Group, Inc. (Insurance)	3,384	190,485
American Realty Capital Properties, Inc. (REIT)	2,239	20,218
American Tower Corp. (REIT)	1,042	98,501
Ameriprise Financial, Inc. (Diversified Financial Services)	450	56,376
Annaly Mortgage Management, Inc. (REIT)	2,336	23,524
Aon PLC (Insurance)	691	66,495
Apartment Investment & Management Co. - Class A (REIT)	385	14,526
Arch Capital Group, Ltd.* (Insurance)	318	19,296
ARMOUR Residential REIT, Inc. (REIT)	881	2,643
Arthur J. Gallagher & Co. (Insurance)	406	19,419
Aspen Insurance Holdings, Ltd. (Insurance)	153	7,150
Associated Banc-Corp. (Banks)	367	6,903
Assurant, Inc. (Insurance)	170	10,448
Assured Guaranty, Ltd. (Insurance)	383	9,954
AvalonBay Communities, Inc. (REIT)	326	53,575
Axis Capital Holdings, Ltd. (Insurance)	249	12,963
BancorpSouth, Inc. (Banks)	211	5,108
Bank of America Corp. (Banks)	25,936	413,159
Bank of Hawaii Corp. (Banks)	108	6,522
Bank of New York Mellon Corp. (Banks)	2,746	116,266
BankUnited, Inc. (Banks)	252	8,281
BB&T Corp. (Banks)	1,777	68,041
Berkshire Hathaway, Inc.* - Class B (Insurance)	4,496	634,881
BioMed Realty Trust, Inc. (REIT)	496	10,292
BlackRock, Inc. (Diversified Financial Services)	313	113,913
BOK Financial Corp. (Banks)	53	3,455
Boston Properties, Inc. (REIT)	378	50,013
Brandywine Realty Trust (REIT)	443	6,459
Brown & Brown, Inc. (Insurance)	290	9,266
Camden Property Trust (REIT)	214	16,067
Capital One Financial Corp. (Banks)	1,360	109,956
Capitol Federal Financial, Inc. (Savings & Loans)	319	3,828
Cathay Bancorp, Inc. (Banks)	183	5,230
CBL & Associates Properties, Inc. (REIT)	420	7,564
CBOE Holdings, Inc. (Diversified Financial Services)	207	11,648
CBRE Group, Inc.* - Class A (Real Estate)	690	26,454
Chimera Investment Corp. (REIT)	506	7,686
Cincinnati Financial Corp. (Insurance)	364	18,433
CIT Group, Inc. (Banks)	434	19,543
Citigroup, Inc. (Banks)	7,480	398,834
City National Corp. (Banks)	119	11,091
CME Group, Inc. (Diversified Financial Services)	782	71,092
CNO Financial Group, Inc. (Insurance)	494	8,398
Colony Financial, Inc. (REIT)	270	6,996
Columbia Property Trust, Inc. (REIT)	308	8,079
Comerica, Inc. (Banks)	440	20,860
Commerce Bancshares, Inc. (Banks)	204	8,713
Communications Sales & Leasing, Inc.* (REIT)	297	8,934
Corporate Office Properties Trust (REIT)	228	6,017
Corrections Corp. of America (REIT)	288	10,596
Cousins Properties, Inc. (REIT)	507	4,938
Crown Castle International Corp. (REIT)	823	68,745
CubeSmart (REIT)	402	9,274
Cullen/Frost Bankers, Inc. (Banks)	135	9,847
CYS Investments, Inc. (REIT)	400	3,568
DCT Industrial Trust, Inc. (REIT)	218	7,203
DDR Corp. (REIT)	738	12,583
DiamondRock Hospitality Co. (REIT)	494	6,699
Digital Realty Trust, Inc. (REIT)	334	21,179
Discover Financial Services (Diversified Financial Services)	1,103	63,941
Douglas Emmett, Inc. (REIT)	336	9,576
Duke Realty Corp. (REIT)	850	16,839
DuPont Fabros Technology, Inc. (REIT)	163	5,077
E*TRADE Financial Corp.* (Diversified Financial Services)	712	20,498
East West Bancorp, Inc. (Banks)	354	14,369
EastGroup Properties, Inc. (REIT)	79	4,519
Eaton Vance Corp. (Diversified Financial Services)	292	11,995
Endurance Specialty Holdings, Ltd. (Insurance)	110	6,642
EPR Properties (REIT)	141	8,131
Equity Commonwealth* (REIT)	320	8,067
Equity Lifestyle Properties, Inc. (REIT)	197	10,406
Equity Residential (REIT)	897	66,252
Erie Indemnity Co. - Class A (Insurance)	61	5,048
Essex Property Trust, Inc. (REIT)	161	35,734
Everest Re Group, Ltd. (Insurance)	110	19,680
Extra Space Storage, Inc. (REIT)	273	17,999
F.N.B. Corp. (Banks)	426	5,653
Federal Realty Investment Trust (REIT)	169	22,590

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	235	$8,084
Fifth Third Bancorp (Banks)	2,009	40,180
Financial Engines, Inc. (Diversified Financial Services)	128	5,398
First American Financial Corp. (Insurance)	266	9,254
First Financial Bankshares, Inc. (Banks)	158	4,576
First Horizon National Corp. (Banks)	578	8,233
First Niagara Financial Group, Inc. (Savings & Loans)	873	7,940
First Republic Bank (Banks)	320	18,653
FirstMerit Corp. (Banks)	408	7,903
FNF Group (Diversified Financial Services)	685	24,653
FNFV Group* (Diversified Financial Services)	199	2,975
Forest City Enterprises, Inc.* - Class A (Real Estate)	414	9,837
Franklin Resources, Inc. (Diversified Financial Services)	966	49,807
Fulton Financial Corp. (Banks)	441	5,363
Gaming & Leisure Properties, Inc. (Entertainment)	222	7,925
General Growth Properties, Inc. (REIT)	1,549	42,443
Genworth Financial, Inc.* - Class A (Insurance)	1,225	10,768
Glacier Bancorp, Inc. (Banks)	185	4,873
Hancock Holding Co. (Banks)	198	5,764
Hanover Insurance Group, Inc. (Insurance)	109	7,474
Hartford Financial Services Group, Inc. (Insurance)	1,038	42,319
Hatteras Financial Corp. (REIT)	238	4,298
HCC Insurance Holdings, Inc. (Insurance)	238	13,556
HCP, Inc. (REIT)	1,136	45,769
Health Care REIT, Inc. (REIT)	862	62,081
Healthcare Realty Trust, Inc. (REIT)	245	6,272
Healthcare Trust of America, Inc. - Class A (REIT)	309	8,000
Highwoods Properties, Inc. (REIT)	229	9,856
Home Properties, Inc. (REIT)	142	10,446
Hospitality Properties Trust (REIT)	370	11,130
Host Hotels & Resorts, Inc. (REIT)	1,868	37,622
Hudson City Bancorp, Inc. (Savings & Loans)	1,187	11,039
Huntington Bancshares, Inc. (Banks)	1,997	21,687
IBERIABANK Corp. (Banks)	82	5,109
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	276	61,970
International Bancshares Corp. (Banks)	142	3,689
Invesco Mortgage Capital, Inc. (REIT)	303	4,666
Invesco, Ltd. (Diversified Financial Services)	1,058	43,822
Investors Bancorp, Inc. (Savings & Loans)	841	9,957
Iron Mountain, Inc. (REIT)	461	15,900
J.P. Morgan Chase & Co. (Banks)	9,192	581,485
Janus Capital Group, Inc. (Diversified Financial Services)	365	6,534
Jones Lang LaSalle, Inc. (Real Estate)	111	18,433
Kemper Corp. (Insurance)	123	4,633
KeyCorp (Banks)	2,109	30,475
Kilroy Realty Corp. (REIT)	213	15,121
Kimco Realty Corp. (REIT)	1,017	24,510
Kite Realty Group Trust (REIT)	206	5,397
Lamar Advertising Co. - Class A (REIT)	198	11,476
LaSalle Hotel Properties (REIT)	278	10,200
Legg Mason, Inc. (Diversified Financial Services)	244	12,847
Lexington Realty Trust (REIT)	521	4,830
Liberty Property Trust (REIT)	367	12,786
Lincoln National Corp. (Insurance)	632	35,702
Loews Corp. (Insurance)	736	30,647
LPL Financial Holdings, Inc. (Diversified Financial Services)	183	7,406
M&T Bank Corp. (Banks)	328	39,252
Mack-Cali Realty Corp. (REIT)	206	3,698
Markel Corp.* (Insurance)	34	25,183
MarketAxess Holdings, Inc. (Diversified Financial Services)	92	7,898
Marsh & McLennan Cos., Inc. (Insurance)	1,328	74,580
MasterCard, Inc. - Class A (Commercial Services)	2,407	217,136
MB Financial, Inc. (Banks)	158	4,761
McGraw Hill Financial, Inc. (Commercial Services)	674	70,298
Medical Properties Trust, Inc. (REIT)	515	7,200
Mercury General Corp. (Insurance)	90	4,945
MetLife, Inc. (Insurance)	2,755	141,304
MFA Financial, Inc. (REIT)	913	7,094
MGIC Investment Corp.* (Insurance)	835	8,701
Mid-America Apartment Communities, Inc. (REIT)	186	13,877
Moody’s Corp. (Commercial Services)	438	47,094
Morgan Stanley Dean Witter & Co. (Banks)	3,801	141,815
MSCI, Inc. - Class A (Software)	277	16,950
NASDAQ Stock Market, Inc. (Diversified Financial Services)	291	14,151
National Retail Properties, Inc. (REIT)	326	12,518
Navient Corp. (Diversified Financial Services)	990	19,345
New York Community Bancorp (Savings & Loans)	1,091	18,754
Northern Trust Corp. (Banks)	541	39,574
NorthStar Asset Managenent Group, Inc. (Diversified Financial Services)	465	9,779
NorthStar Realty Finance Corp. (REIT)	626	11,744
Ocwen Financial Corp.* (Diversified Financial Services)	267	2,267
Old Republic International Corp. (Insurance)	594	9,082
OMEGA Healthcare Investors, Inc. (REIT)	389	14,039
Outfront Media, Inc. (REIT)	337	9,679
PacWest Bancorp (Banks)	239	10,779
Paramount Group, Inc. (REIT)	355	6,504
PartnerRe, Ltd. (Insurance)	121	15,488
Pebblebrook Hotel Trust (REIT)	177	7,600

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
People’s United Financial, Inc. (Savings & Loans)	760	$11,484
Piedmont Office Realty Trust, Inc. - Class A (REIT)	380	6,642
Plum Creek Timber Co., Inc. (REIT)	434	18,315
PNC Financial Services Group (Banks)	1,284	117,781
Popular, Inc.* (Banks)	255	8,270
Post Properties, Inc. (REIT)	135	7,718
Potlatch Corp. (REIT)	100	3,691
PRA Group, Inc.* (Diversified Financial Services)	120	6,573
Primerica, Inc. (Insurance)	129	5,962
Principal Financial Group, Inc. (Insurance)	674	34,455
PrivateBancorp, Inc. (Banks)	174	6,450
ProAssurance Corp. (Insurance)	138	6,203
Progressive Corp. (Insurance)	1,321	35,218
Prologis, Inc. (REIT)	1,263	50,773
Prosperity Bancshares, Inc. (Banks)	148	7,894
Prudential Financial, Inc. (Insurance)	1,119	91,310
Public Storage, Inc. (REIT)	358	67,272
Radian Group, Inc. (Insurance)	471	8,412
Raymond James Financial Corp. (Diversified Financial Services)	313	17,694
Rayonier, Inc. (REIT)	312	7,984
Realogy Holdings Corp.* (Real Estate)	361	17,115
Realty Income Corp. (REIT)	555	26,068
Redwood Trust, Inc. (REIT)	206	3,541
Regency Centers Corp. (REIT)	232	14,565
Regions Financial Corp. (Banks)	3,311	32,547
Reinsurance Group of America, Inc. (Insurance)	170	15,575
RenaissanceRe Holdings (Insurance)	113	11,581
Retail Properties of America, Inc. (REIT)	582	8,794
RLI Corp. (Insurance)	91	4,519
RLJ Lodging Trust (REIT)	326	9,672
Ryman Hospitality Properties, Inc. (REIT)	126	7,263
Santander Consumer USA Holdings, Inc. (Diversified Financial Services)	250	6,173
SEI Investments Co. (Commercial Services)	321	14,657
Senior Housing Properties Trust (REIT)	579	11,852
Signature Bank* (Banks)	124	16,627
Simon Property Group, Inc. (REIT)	766	139,020
SL Green Realty Corp. (REIT)	243	29,733
SLM Corp.* (Diversified Financial Services)	1,044	10,638
Sovran Self Storage, Inc. (REIT)	88	7,686
Spirit Realty Capital, Inc. (REIT)	1,081	12,204
St. Joe Co.* (Real Estate)	228	3,979
StanCorp Financial Group, Inc. (Insurance)	104	7,496
Starwood Property Trust, Inc. (REIT)	582	13,974
State Street Corp. (Banks)	1,016	78,354
Stifel Financial Corp.* (Diversified Financial Services)	163	8,613
Strategic Hotels & Resorts, Inc.* (REIT)	677	7,921
Sun Communities, Inc. (REIT)	124	7,695
Sunstone Hotel Investors, Inc. (REIT)	514	8,008
SunTrust Banks, Inc. (Banks)	1,293	53,660
Susquehanna Bancshares, Inc. (Banks)	449	6,035
SVB Financial Group* (Banks)	126	16,728
Symetra Financial Corp. (Insurance)	234	5,558
Synchrony Financial* (Diversified Financial Services)	308	9,594
Synovus Financial Corp. (Banks)	336	9,294
T. Rowe Price Group, Inc. (Diversified Financial Services)	643	52,199
Tanger Factory Outlet Centers, Inc. (REIT)	233	7,824
Taubman Centers, Inc. (REIT)	156	11,234
TCF Financial Corp. (Banks)	406	6,358
TD Ameritrade Holding Corp. (Diversified Financial Services)	670	24,288
Texas Capital Bancshares, Inc.* (Banks)	113	5,951
The Charles Schwab Corp. (Diversified Financial Services)	2,845	86,773
The Chubb Corp. (Insurance)	569	55,961
The Geo Group, Inc. (REIT)	183	7,137
The Goldman Sachs Group, Inc. (Banks)	999	196,224
The Howard Hughes Corp.* (Real Estate)	89	13,214
The Macerich Co. (REIT)	347	28,371
The Travelers Cos., Inc. (Insurance)	792	80,079
Torchmark Corp. (Insurance)	313	17,562
Trustmark Corp. (Banks)	166	3,951
Two Harbors Investment Corp. (REIT)	903	9,482
U.S. Bancorp (Banks)	4,392	188,285
UDR, Inc. (REIT)	638	20,907
UMB Financial Corp. (Banks)	94	4,680
Umpqua Holdings Corp. (Banks)	543	9,236
United Bankshares, Inc. (Banks)	157	5,900
UnumProvident Corp. (Insurance)	620	21,179
Urban Edge Properties (REIT)	215	4,865
Validus Holdings, Ltd. (Insurance)	205	8,575
Valley National Bancorp (Banks)	545	5,139
Ventas, Inc. (REIT)	816	56,222
Visa, Inc. - Class A (Diversified Financial Services)	4,783	315,917
Vornado Realty Trust (REIT)	431	44,604
Voya Financial, Inc. (Insurance)	560	23,710
W.R. Berkley Corp. (Insurance)	248	12,150
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	206	10,160
Washington Federal, Inc. (Savings & Loans)	242	5,227
Washington REIT (REIT)	165	4,079
Webster Financial Corp. (Banks)	223	7,990
Weingarten Realty Investors (REIT)	278	9,107
Wells Fargo & Co. (Banks)	11,560	636,955
Western Union Co. (Commercial Services)	1,286	26,080
Weyerhaeuser Co. (REIT)	1,294	40,774
White Mountain Insurance Group, Ltd. (Insurance)	15	10,140
Willis Group Holdings PLC (Insurance)	443	21,543
Wintrust Financial Corp. (Banks)	117	5,703
WP Carey, Inc. (Real Estate)	238	15,108

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WP GLIMCHER, Inc. (REIT)	456	$6,840
Xenia Hotels & Resorts, Inc. (REIT)	280	6,135
XL Group PLC (Insurance)	745	27,625
Zions Bancorp (Banks)	500	14,168
TOTAL COMMON STOCKS (Cost $5,226,927)		9,774,554

	Principal Amount	Value
Repurchase Agreements(a)(b)(27.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $3,635,005	$3,635,000	$3,635,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,635,000)		3,635,000

TOTAL INVESTMENT SECURITIES (Cost $8,861,927) - 102.1%		13,409,554
Net other assets (liabilities) - (2.1)%		(279,112)

NET ASSETS - 100.0%		$13,130,442

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $2,165,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Financials Index	Goldman Sachs International	5/26/15	0.65%	$4,380,068	$(48,029)
Dow Jones U.S. Financials Index	UBS AG	5/26/15	0.40%	5,587,812	(57,581)
				$9,967,880	$(105,610)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Financials UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Banks	$3,650,183	27.8%
Commercial Services	375,264	2.9%
Diversified Financial Services	1,397,368	10.6%
Entertainment	7,925	0.1%
Insurance	2,242,755	17.1%
Real Estate	108,673	0.8%
REIT	1,907,206	14.5%
Savings & Loans	68,230	0.5%
Software	16,950	0.1%
Other **	3,355,888	25.6%
Total	$13,130,442	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (70.2%)
Abbott Laboratories (Pharmaceuticals)	49,271	$2,287,160
AbbVie, Inc. (Pharmaceuticals)	52,043	3,365,101
Acadia Healthcare Co., Inc.* (Healthcare - Services)	1,644	112,614
Actavis PLC* (Pharmaceuticals)	12,746	3,605,334
Aetna, Inc. (Healthcare - Services)	11,521	1,231,249
Akorn, Inc.* (Pharmaceuticals)	2,592	107,931
Alere, Inc.* (Healthcare - Products)	2,619	124,350
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,612	1,118,949
Align Technology, Inc.* (Healthcare - Products)	2,330	137,097
Alkermes PLC* (Pharmaceuticals)	4,874	269,873
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,336	237,968
Amgen, Inc. (Biotechnology)	24,814	3,918,379
Anthem, Inc. (Healthcare - Services)	8,750	1,320,637
Bard (C.R.), Inc. (Healthcare - Products)	2,369	394,628
Baxter International, Inc. (Healthcare - Products)	17,716	1,217,799
Becton, Dickinson & Co. (Healthcare - Products)	6,771	953,831
Biogen Idec, Inc.* (Biotechnology)	7,685	2,873,652
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	5,063	567,309
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	643	86,451
Bio-Techne Corp. (Healthcare - Products)	1,185	113,713
Boston Scientific Corp.* (Healthcare - Products)	43,521	775,544
Bristol-Myers Squibb Co. (Pharmaceuticals)	54,267	3,458,436
Brookdale Senior Living, Inc.* (Healthcare - Services)	6,016	217,960
Bruker Corp.* (Healthcare - Products)	3,696	70,076
Celgene Corp.* (Biotechnology)	26,109	2,821,339
Centene Corp.* (Healthcare - Services)	3,879	240,459
Cepheid, Inc.* (Healthcare - Products)	2,297	128,862
Charles River Laboratories International, Inc.* (Biotechnology)	1,576	108,996
CIGNA Corp. (Healthcare - Services)	8,403	1,047,350
Community Health Systems, Inc.* (Healthcare - Services)	3,828	205,487
DaVita, Inc.* (Healthcare - Services)	5,610	454,971
DENTSPLY International, Inc. (Healthcare - Products)	4,542	231,642
Dexcom, Inc.* (Healthcare - Products)	2,335	157,776
Edwards Lifesciences Corp.* (Healthcare - Products)	3,468	439,222
Eli Lilly & Co. (Pharmaceuticals)	31,975	2,298,043
Endo International PLC* (Pharmaceuticals)	5,727	481,440
Envision Healthcare Holdings, Inc.* (Healthcare - Services)	6,018	228,443
Express Scripts Holding Co.* (Pharmaceuticals)	23,753	2,052,259
Gilead Sciences, Inc.* (Biotechnology)	48,655	4,890,314
Haemonetics Corp.* (Healthcare - Products)	1,676	67,928
Halyard Health, Inc.* (Healthcare - Products)	1,557	75,483
HCA Holdings, Inc.* (Healthcare - Services)	9,559	707,462
Health Net, Inc.* (Healthcare - Services)	2,579	135,784
Healthcare Services Group, Inc. (Commercial Services)	2,297	69,530
HealthSouth Corp. (Healthcare - Services)	2,839	128,380
Henry Schein, Inc.* (Healthcare - Products)	2,745	376,340
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,796	89,692
HMS Holdings Corp.* (Commercial Services)	2,854	48,547
Hologic, Inc.* (Healthcare - Products)	7,899	266,512
Hospira, Inc.* (Pharmaceuticals)	5,581	487,165
Humana, Inc. (Healthcare - Services)	4,911	813,262
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,571	196,956
Illumina, Inc.* (Biotechnology)	4,581	844,049
Impax Laboratories, Inc.* (Pharmaceuticals)	2,179	98,622
Incyte Corp.* (Biotechnology)	5,072	492,796
Intercept Pharmaceuticals, Inc.* (Biotechnology)	463	117,051
Intuitive Surgical, Inc.* (Healthcare - Products)	1,172	581,289
Isis Pharmaceuticals, Inc.* (Biotechnology)	3,862	219,053
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,043	365,084
Johnson & Johnson (Pharmaceuticals)	90,790	9,006,367
Laboratory Corp. of America Holdings* (Healthcare - Services)	3,287	392,994
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,501	112,395
Magellan Health Services, Inc.* (Healthcare - Services)	933	59,059
Mallinckrodt PLC* (Pharmaceuticals)	3,822	432,574
MannKind Corp.* (Pharmaceuticals)	8,432	36,173
Medivation, Inc.* (Biotechnology)	2,611	315,252
Mednax, Inc.* (Healthcare - Services)	3,186	225,505
Medtronic PLC (Healthcare - Products)	46,524	3,463,712
Merck & Co., Inc. (Pharmaceuticals)	92,762	5,524,905
Mylan NV* (Pharmaceuticals)	13,282	959,758
Myriad Genetics, Inc.* (Biotechnology)	2,294	75,771
Owens & Minor, Inc. (Pharmaceuticals)	2,100	70,812
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,163	79,642
PAREXEL International Corp.* (Commercial Services)	1,755	111,574
Patterson Cos., Inc. (Healthcare - Products)	2,790	131,004
PDL BioPharma, Inc. (Biotechnology)	5,373	35,838
Perrigo Co. PLC (Pharmaceuticals)	4,553	834,474
Pfizer, Inc. (Pharmaceuticals)	200,343	6,797,638
Pharmacyclics, Inc.* (Pharmaceuticals)	2,065	529,053

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Puma Biotechnology, Inc.* (Biotechnology)	660	119,183
Quest Diagnostics, Inc. (Healthcare - Services)	4,784	341,673
Quintiles Transnational Holdings, Inc.* (Pharmaceuticals)	2,258	148,757
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,357	1,078,233
ResMed, Inc. (Healthcare - Products)	4,547	290,735
Seattle Genetics, Inc.* (Biotechnology)	3,289	112,944
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,773	164,446
St. Jude Medical, Inc. (Healthcare - Products)	9,245	647,612
STERIS Corp. (Healthcare - Products)	2,017	134,131
Stryker Corp. (Healthcare - Products)	9,822	905,981
Team Health Holdings, Inc.* (Commercial Services)	2,300	137,011
Teleflex, Inc. (Healthcare - Products)	1,288	158,372
Tenet Healthcare Corp.* (Healthcare - Services)	3,244	155,258
The Cooper Cos., Inc. (Healthcare - Products)	1,599	284,734
Theravance, Inc. (Biotechnology)	2,583	41,974
Thermo Fisher Scientific, Inc. (Electronics)	12,897	1,620,895
Thoratec Corp.* (Healthcare - Products)	1,739	69,751
United Therapeutics Corp.* (Biotechnology)	1,560	249,116
UnitedHealth Group, Inc. (Healthcare - Services)	31,104	3,464,985
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,918	341,260
Varian Medical Systems, Inc.* (Healthcare - Products)	3,282	291,606
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,864	969,474
Waters Corp.* (Electronics)	2,726	341,268
WellCare Health Plans, Inc.* (Healthcare - Services)	1,495	115,758
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,303	122,704
Zimmer Holdings, Inc. (Healthcare - Products)	5,545	609,063
Zoetis, Inc. (Pharmaceuticals)	16,420	729,376
TOTAL COMMON STOCKS (Cost $80,915,052)		93,374,429

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $44,950,062	$44,950,000	$44,950,000

TOTAL REPURCHASE AGREEMENTS (Cost $44,950,000)		44,950,000

TOTAL INVESTMENT SECURITIES (Cost $125,865,052) - 104.0%		138,324,429
Net other assets (liabilities) - (4.0)%		(5,274,671)

NET ASSETS - 100.0%		$133,049,758

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $28,089,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Health Care Index	Goldman Sachs International	5/26/15	0.65%	$51,336,528	$(2,546,043)
Dow Jones U.S. Health Care Index	UBS AG	5/26/15	0.45%	54,879,455	(2,534,951)
				$106,215,983	$(5,080,994)

^                                Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Biotechnology	$21,294,091	15.9%
Commercial Services	366,662	0.3%
Electronics	1,962,163	1.5%
Healthcare - Products	13,672,591	10.3%
Healthcare - Services	12,052,945	9.1%
Pharmaceuticals	44,025,977	33.1%
Other **	39,675,329	29.8%
Total	$133,049,758	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (78.8%)
3M Co. (Miscellaneous Manufacturing)	9,399	$1,469,910
Accenture PLC - Class A (Computers)	9,312	862,756
Actuant Corp. - Class A (Miscellaneous Manufacturing)	898	21,390
Acuity Brands, Inc. (Electrical Components & Equipment)	628	104,845
Advisory Board Co.* (Commercial Services)	622	32,276
Aecom Technology Corp.* (Engineering & Construction)	2,308	72,840
AGCO Corp. (Machinery-Diversified)	1,204	62,018
Agilent Technologies, Inc. (Electronics)	4,971	205,650
Air Lease Corp. (Diversified Financial Services)	1,398	54,005
Allegion PLC (Electronics)	1,408	86,099
Alliance Data Systems Corp.* (Advertising)	943	280,363
Allison Transmission Holdings, Inc. (Auto Parts & Equipment)	2,518	77,252
Ametek, Inc. (Electrical Components & Equipment)	3,579	187,611
Amphenol Corp. - Class A (Electronics)	4,605	254,980
Anixter International, Inc.* (Telecommunications)	418	29,511
Applied Industrial Technologies, Inc. (Machinery-Diversified)	599	25,020
AptarGroup, Inc. (Miscellaneous Manufacturing)	937	58,160
Armstrong World Industries, Inc.* (Building Materials)	680	37,223
Arrow Electronics, Inc.* (Electronics)	1,403	83,773
Automatic Data Processing, Inc. (Commercial Services)	7,037	594,907
Avery Dennison Corp. (Household Products/Wares)	1,336	74,268
Avnet, Inc. (Electronics)	2,027	86,411
Babcock & Wilcox Co. (Machinery-Diversified)	1,578	51,001
Ball Corp. (Packaging & Containers)	2,040	149,756
BE Aerospace, Inc. (Aerospace/Defense)	1,569	93,811
Belden, Inc. (Electrical Components & Equipment)	617	51,797
Bemis Co., Inc. (Packaging & Containers)	1,457	65,565
Berry Plastics Group, Inc.* (Packaging & Containers)	1,768	60,501
Boeing Co. (Aerospace/Defense)	9,695	1,389,681
Broadridge Financial Solutions, Inc. (Software)	1,794	96,732
C.H. Robinson Worldwide, Inc. (Transportation)	2,158	138,954
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	974	93,991
Caterpillar, Inc. (Machinery - Construction & Mining)	8,964	778,792
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	1,410	67,187
Cintas Corp. (Commercial Services)	1,456	116,407
Civeo Corp. (Commercial Services)	1,578	7,369
Clarcor, Inc. (Miscellaneous Manufacturing)	748	48,620
Clean Harbors, Inc.* (Environmental Control)	793	43,813
Cognex Corp.* (Machinery-Diversified)	1,284	57,639
Colfax Corp.* (Miscellaneous Manufacturing)	1,398	69,327
Convergys Corp. (Computers)	1,478	33,521
Con-way, Inc. (Transportation)	845	34,730
CoreLogic, Inc.* (Diversified Financial Services)	1,327	51,899
CoStar Group, Inc.* (Commercial Services)	484	98,944
Covanta Holding Corp. (Environmental Control)	1,928	39,119
Crane Co. (Miscellaneous Manufacturing)	730	44,610
Crown Holdings, Inc.* (Packaging & Containers)	2,061	111,830
CSX Corp. (Transportation)	14,662	529,152
Cummins, Inc. (Machinery-Diversified)	2,507	346,618
Curtiss-Wright Corp. (Aerospace/Defense)	716	52,311
Danaher Corp. (Miscellaneous Manufacturing)	9,097	744,862
Deere & Co. (Machinery-Diversified)	5,019	454,319
Deluxe Corp. (Commercial Services)	744	48,174
DigitalGlobe, Inc.* (Telecommunications)	1,036	33,328
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,874	70,031
Dover Corp. (Miscellaneous Manufacturing)	2,407	182,258
Eagle Materials, Inc. (Building Materials)	749	62,459
Eaton Corp. (Miscellaneous Manufacturing)	7,030	483,171
EMCOR Group, Inc. (Engineering & Construction)	945	42,175
Emerson Electric Co. (Electrical Components & Equipment)	10,150	597,124
EnerSys (Electrical Components & Equipment)	669	45,425
Equifax, Inc. (Commercial Services)	1,776	172,149
Esterline Technologies Corp.* (Aerospace/Defense)	468	52,084
Euronet Worldwide, Inc.* (Commercial Services)	745	43,568
Exelis, Inc. (Aerospace/Defense)	2,774	68,018
Expeditors International of Washington, Inc. (Transportation)	2,843	130,295
Fastenal Co. (Distribution/Wholesale)	4,013	171,034
FedEx Corp. (Transportation)	3,903	661,832
FEI Co. (Electronics)	608	45,880
Fidelity National Information Services, Inc. (Software)	4,216	263,458
Fiserv, Inc.* (Software)	3,548	275,325
FleetCor Technologies, Inc.* (Commercial Services)	1,105	177,783
FLIR Systems, Inc. (Electronics)	2,072	64,004
Flowserve Corp. (Machinery-Diversified)	2,005	117,353
Fluor Corp. (Engineering & Construction)	2,177	130,925
Fortune Brands Home & Security, Inc. (Building Materials)	2,349	104,766
FTI Consulting, Inc.* (Commercial Services)	602	24,748

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GATX Corp. (Trucking & Leasing)	671	$36,502
Generac Holdings, Inc.* (Electrical Components & Equipment)	1,023	42,649
General Dynamics Corp. (Aerospace/Defense)	4,670	641,284
General Electric Co. (Miscellaneous Manufacturing)	149,035	4,035,868
Genesee & Wyoming, Inc.* - Class A (Transportation)	762	70,828
Genpact, Ltd.* (Computers)	2,333	50,999
Global Payments, Inc. (Commercial Services)	999	100,180
Graco, Inc. (Machinery-Diversified)	863	61,808
Graphic Packaging Holding Co. (Packaging & Containers)	4,856	68,470
Greif, Inc. - Class A (Packaging & Containers)	505	20,584
Harsco Corp. (Miscellaneous Manufacturing)	1,200	19,296
HD Supply Holdings, Inc.* (Distribution/Wholesale)	2,271	74,943
HEICO Corp. (Aerospace/Defense)	831	46,403
Hexcel Corp. (Miscellaneous Manufacturing)	1,405	70,461
Hillenbrand, Inc. (Miscellaneous Manufacturing)	945	27,774
Honeywell International, Inc. (Electronics)	11,577	1,168,351
Hub Group, Inc.* - Class A (Transportation)	509	20,309
Hubbell, Inc. - Class B (Electrical Components & Equipment)	795	86,520
Huntington Ingalls Industries, Inc. (Shipbuilding)	723	95,140
IDEX Corp. (Machinery-Diversified)	1,145	85,886
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,175	484,277
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	3,901	256,842
IPG Photonics Corp.* (Semiconductors)	527	46,682
Itron, Inc.* (Electronics)	562	20,153
ITT Corp. (Miscellaneous Manufacturing)	1,343	53,250
J.B. Hunt Transport Services, Inc. (Transportation)	1,356	118,243
Jabil Circuit, Inc. (Electronics)	2,862	64,452
Jack Henry & Associates, Inc. (Computers)	1,222	81,275
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,891	81,048
Joy Global, Inc. (Machinery - Construction & Mining)	1,456	62,084
Kansas City Southern Industries, Inc. (Transportation)	1,627	166,751
KBR, Inc. (Engineering & Construction)	2,138	37,351
Kennametal, Inc. (Hand/Machine Tools)	1,157	40,969
Keysight Technologies, Inc.* (Electronics)	2,508	83,918
Kirby Corp.* (Transportation)	820	64,395
KLX, Inc.* (Aerospace/Defense)	778	32,606
Knowles Corp.* (Electronics)	1,265	24,250
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,232	141,569
Landstar System, Inc. (Transportation)	677	42,184
Lennox International, Inc. (Building Materials)	599	63,470
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,138	76,087
LinkedIn Corp.* - Class A (Internet)	1,563	394,079
Littelfuse, Inc. (Electrical Components & Equipment)	326	31,945
Lockheed Martin Corp. (Aerospace/Defense)	3,965	739,869
Louisiana-Pacific Corp.* (Building Materials)	2,106	32,095
Manitowoc Co. (Machinery-Diversified)	2,016	39,776
Manpower, Inc. (Commercial Services)	1,146	97,788
Martin Marietta Materials (Building Materials)	930	132,665
Masco Corp. (Building Materials)	5,181	137,245
MAXIMUS, Inc. (Computers)	983	62,922
MDU Resources Group, Inc. (Electric)	2,878	64,151
MeadWestvaco Corp. (Packaging & Containers)	2,464	120,243
Mettler Toledo International, Inc.* (Electronics)	429	135,997
Moog, Inc.* - Class A (Aerospace/Defense)	582	40,670
MRC Global, Inc.* (Oil & Gas Services)	1,518	22,163
MSA Safety, Inc. (Environmental Control)	472	21,589
MSC Industrial Direct Co. - Class A (Retail)	755	53,650
Mueller Industries, Inc. (Metal Fabricate/Hardware)	836	29,293
National Instruments Corp. (Electronics)	1,507	43,100
Navistar International Corp.* (Auto Manufacturers)	994	29,780
NeuStar, Inc.* - Class A (Telecommunications)	820	24,600
Nordson Corp. (Machinery-Diversified)	841	66,986
Norfolk Southern Corp. (Transportation)	4,539	457,758
Northrop Grumman Corp. (Aerospace/Defense)	2,930	451,337
NOW, Inc.* (Oil & Gas Services)	1,583	37,834
Old Dominion Freight Line, Inc.* (Transportation)	1,010	71,841
Orbital ATK, Inc. (Aerospace/Defense)	867	63,430
Oshkosh Truck Corp. (Machinery - Construction & Mining)	1,144	61,593
Owens Corning, Inc. (Building Materials)	1,753	67,771
Owens-Illinois, Inc.* (Packaging & Containers)	2,422	57,910
PACCAR, Inc. (Auto Manufacturers)	5,246	342,826
Packaging Corp. of America (Packaging & Containers)	1,470	101,709
Pall Corp. (Miscellaneous Manufacturing)	1,578	153,571
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,107	251,492
Paychex, Inc. (Software)	4,853	234,837
Pentair PLC (Miscellaneous Manufacturing)	2,691	167,246
PerkinElmer, Inc. (Electronics)	1,661	85,143
Precision Castparts Corp. (Metal Fabricate/Hardware)	2,098	433,636

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quanta Services, Inc.* (Commercial Services)	3,131	$90,517
R.R. Donnelley & Sons Co. (Commercial Services)	2,949	54,910
Raytheon Co. (Aerospace/Defense)	4,538	471,952
Regal-Beloit Corp. (Hand/Machine Tools)	676	52,863
Republic Services, Inc. (Environmental Control)	3,705	150,534
Robert Half International, Inc. (Commercial Services)	2,011	111,510
Rock-Tenn Co. - Class A (Packaging & Containers)	2,074	130,621
Rockwell Automation, Inc. (Machinery-Diversified)	2,016	239,098
Rockwell Collins, Inc. (Aerospace/Defense)	1,982	192,908
Roper Industries, Inc. (Machinery-Diversified)	1,495	251,414
Ryder System, Inc. (Transportation)	784	74,762
Sealed Air Corp. (Packaging & Containers)	3,114	141,998
Sensata Tech Holding N.V.* (Electronics)	2,519	139,074
Sherwin-Williams Co. (Chemicals)	1,207	335,546
Silgan Holdings, Inc. (Packaging & Containers)	606	32,645
Smith Corp. (Miscellaneous Manufacturing)	1,104	70,546
Sonoco Products Co. (Packaging & Containers)	1,500	67,035
Spirit Aerosystems Holdings, Inc.* - Class A (Aerospace/Defense)	1,913	97,353
SPX Corp. (Miscellaneous Manufacturing)	597	45,969
Stericycle, Inc.* (Environmental Control)	1,263	168,522
TE Connectivity, Ltd. (Electronics)	6,014	400,231
Teledyne Technologies, Inc.* (Aerospace/Defense)	522	54,794
Terex Corp. (Machinery - Construction & Mining)	1,572	43,167
TETRA Tech, Inc. (Environmental Control)	898	24,345
Textron, Inc. (Miscellaneous Manufacturing)	4,108	180,670
The ADT Corp. (Commercial Services)	2,543	95,617
The Corporate Executive Board Co. (Commercial Services)	499	41,831
The Timken Co. (Metal Fabricate/Hardware)	1,096	43,062
The Valspar Corp. (Chemicals)	1,100	89,210
Toro Co. (Housewares)	820	54,973
Total System Services, Inc. (Commercial Services)	2,428	96,052
Towers Watson & Co. - Class A (Commercial Services)	1,032	130,966
TransDigm Group, Inc. (Aerospace/Defense)	739	156,764
Trimble Navigation, Ltd.* (Electronics)	3,847	97,829
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,310	62,578
Triumph Group, Inc. (Aerospace/Defense)	751	44,489
Tyco International PLC (Electronics)	6,225	245,141
Union Pacific Corp. (Transportation)	13,050	1,386,301
United Parcel Service, Inc. - Class B (Transportation)	10,278	1,033,247
United Rentals, Inc.* (Commercial Services)	1,415	136,661
United Stationers, Inc. (Distribution/Wholesale)	565	22,945
United Technologies Corp. (Aerospace/Defense)	12,240	1,392,301
USG Corp.* (Building Materials)	1,326	35,192
Valmont Industries, Inc. (Metal Fabricate/Hardware)	344	43,351
Vectrus, Inc.* (Commercial Services)	167	4,269
Verisk Analytics, Inc.* - Class A (Commercial Services)	2,185	163,962
Vishay Intertechnology, Inc. (Electronics)	2,019	25,601
Vulcan Materials Co. (Building Materials)	1,941	165,994
W.W. Grainger, Inc. (Distribution/Wholesale)	877	217,873
Wabtec Corp. (Machinery-Diversified)	1,413	132,893
Waste Connections, Inc. (Environmental Control)	1,835	86,997
Waste Management, Inc. (Environmental Control)	6,316	312,832
Watsco, Inc. (Distribution/Wholesale)	418	50,281
WESCO International, Inc.* (Distribution/Wholesale)	674	48,622
WEX, Inc.* (Commercial Services)	568	64,019
Woodward, Inc. (Electronics)	848	39,898
Xerox Corp. (Office/Business Equipment)	15,470	177,905
Xylem, Inc. (Machinery-Diversified)	2,689	99,547
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	757	69,704
TOTAL COMMON STOCKS (Cost $37,322,757)		39,470,035

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $11,622,016	$11,622,000	$11,622,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,622,000)		11,622,000

TOTAL INVESTMENT SECURITIES (Cost $48,944,757) - 102.0%		51,092,035
Net other assets (liabilities) - (2.0)%		(986,946)

NET ASSETS - 100.0%		$50,105,089

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $7,962,000.

See accompanying notes to schedules of portfolio investments.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Industrials Index	Goldman Sachs International	5/26/15	0.65%	$16,971,814	$(307,790)
Dow Jones U.S. Industrials Index	UBS AG	5/26/15	0.45%	18,697,129	(312,814)
				$35,668,943	$(620,604)

^                                Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Industrials UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Advertising	$280,363	0.6%
Aerospace/Defense	6,223,634	12.4%
Auto Manufacturers	372,606	0.7%
Auto Parts & Equipment	77,252	0.2%
Building Materials	838,880	1.7%
Chemicals	424,756	0.8%
Commercial Services	2,504,607	5.0%
Computers	1,091,474	2.2%
Distribution/Wholesale	585,698	1.2%
Diversified Financial Services	105,904	0.2%
Electric	64,151	0.1%
Electrical Components & Equipment	1,147,916	2.3%
Electronics	3,399,935	6.8%
Engineering & Construction	431,526	0.9%
Environmental Control	847,752	1.7%
Hand/Machine Tools	169,919	0.3%
Household Products/Wares	74,268	0.1%
Housewares	54,973	0.1%
Internet	394,079	0.8%
Machinery - Construction & Mining	945,636	1.9%
Machinery-Diversified	2,161,080	4.3%
Metal Fabricate/Hardware	549,342	1.1%
Miscellaneous Manufacturing	9,166,168	18.2%
Office/Business Equipment	177,905	0.4%
Oil & Gas Services	59,997	0.1%
Packaging & Containers	1,128,867	2.3%
Retail	53,650	0.1%
Semiconductors	46,682	0.1%
Shipbuilding	95,140	0.2%
Software	870,352	1.7%
Telecommunications	87,439	0.2%
Transportation	5,001,582	10.0%
Trucking & Leasing	36,502	0.1%
Other **	10,635,054	21.2%
Total	$50,105,089	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (68.2%)
Akamai Technologies, Inc.* (Software)	16,167	$1,192,801
Allscripts Healthcare Solutions, Inc.* (Software)	38,834	516,492
Amazon.com, Inc.* (Internet)	10,079	4,251,121
Blucora, Inc.* (Internet)	17,746	242,588
Cornerstone OnDemand, Inc.* (Software)	13,236	378,947
DealerTrack Holdings, Inc.* (Software)	11,291	443,849
Demandware, Inc.* (Software)	7,324	451,158
E*TRADE Financial Corp.* (Diversified Financial Services)	32,881	946,644
EarthLink Holdings Corp. (Telecommunications)	50,436	238,562
eBay, Inc.* (Internet)	42,789	2,492,887
Ebix, Inc. (Software)	11,311	308,677
Endurance International Group Holdings, Inc.* (Internet)	18,567	340,519
Equinix, Inc. (Internet)	5,057	1,294,238
Expedia, Inc. (Internet)	10,728	1,010,899
Facebook, Inc.* - Class A (Internet)	51,351	4,044,919
Google, Inc.* - Class C (Internet)	3,834	2,060,430
Google, Inc.* - Class A (Internet)	3,816	2,094,106
Groupon, Inc.* (Internet)	74,598	516,218
IAC/InterActiveCorp (Internet)	10,914	762,015
j2 Global, Inc. (Internet)	8,504	589,922
Juniper Networks, Inc. (Telecommunications)	40,029	1,057,966
LinkedIn Corp.* - Class A (Internet)	6,350	1,601,026
LivePerson, Inc.* (Software)	22,147	208,182
Netflix, Inc.* (Internet)	3,731	2,076,302
NETGEAR, Inc.* (Telecommunications)	10,650	322,376
NetSuite, Inc.* (Software)	6,424	613,942
Pandora Media, Inc.* (Internet)	36,347	648,430
Priceline.com, Inc.* (Internet)	2,094	2,591,974
Rackspace Hosting, Inc.* (Software)	15,441	832,270
Salesforce.com, Inc.* (Software)	30,869	2,247,881
Sonus Networks, Inc.* (Telecommunications)	18,411	145,815
TD Ameritrade Holding Corp. (Diversified Financial Services)	27,375	992,344
TripAdvisor, Inc.* (Internet)	11,773	947,609
TrueCar, Inc.* (Internet)	10,332	159,319
Twitter, Inc.* (Internet)	33,583	1,308,394
United Online, Inc.* (Internet)	9,645	152,680
Veeva Systems, Inc.* - Class A (Software)	12,931	343,318
VeriSign, Inc.* (Internet)	13,166	836,173
VirnetX Holding Corp.* (Internet)	27,601	178,302
Web.com Group, Inc.* (Internet)	17,588	323,092
Yahoo!, Inc.* (Internet)	44,668	1,901,293
TOTAL COMMON STOCKS (Cost $26,801,204)		43,665,680

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $21,522,030	$21,522,000	$21,522,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,522,000)		21,522,000

TOTAL INVESTMENT SECURITIES (Cost $48,323,204) - 101.9%		65,187,680
Net other assets (liabilities) - (1.9)%		(1,231,239)

NET ASSETS - 100.0%		$63,956,441

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $11,969,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones Internet Composite Index	Goldman Sachs International	5/26/15	0.65%	$27,004,434	$(387,060)
Dow Jones Internet Composite Index	UBS AG	5/26/15	0.45%	25,483,292	(370,858)
				$52,487,726	$(757,918)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Internet UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Diversified Financial Services	$1,938,988	3.0%
Internet	32,424,456	50.6%
Software	7,537,517	11.8%
Telecommunications	1,764,719	2.8%
Other **	20,290,761	31.8%
Total	$63,956,441	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (50.7%)
SBA Communications Corp.* - Class A (Telecommunications)	13,645	$1,580,364
Sprint Corp.* (Telecommunications)	83,555	428,637
Telephone & Data Systems, Inc. (Telecommunications)	10,393	277,597
T-Mobile U.S., Inc.* (Telecommunications)	28,121	957,239
TOTAL COMMON STOCKS (Cost $1,891,427)		3,243,837

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $2,063,003	$2,063,000	$2,063,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,063,000)		2,063,000

TOTAL INVESTMENT SECURITIES (Cost $3,954,427) - 83.0%		5,306,837
Net other assets (liabilities) - 17.0%		1,083,337

NET ASSETS - 100.0%		$6,390,174

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $227,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	5/26/15	0.65%	$1,352,412	$(36,129)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	5/26/15	0.45%	4,980,472	(165,664)
				$6,332,884	$(201,793)

^	Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Telecommunications	$3,243,837	50.7%
Other **	3,146,337	49.3%
Total	$6,390,174	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (73.7%)
Anadarko Petroleum Corp. (Oil & Gas)	10,696	$1,006,494
Antero Resources Corp.* (Oil & Gas)	1,222	54,147
Apache Corp. (Oil & Gas)	7,939	543,028
Atwood Oceanics, Inc. (Oil & Gas)	1,259	42,025
Baker Hughes, Inc. (Oil & Gas Services)	9,164	627,367
Bristow Group, Inc. (Oil & Gas Services)	747	46,411
Cabot Oil & Gas Corp. (Oil & Gas)	8,709	294,538
California Resources Corp. (Oil & Gas)	6,512	60,562
Cameron International Corp.* (Oil & Gas Services)	4,070	223,117
CARBO Ceramics, Inc. (Oil & Gas Services)	433	19,152
Carrizo Oil & Gas, Inc.* (Oil & Gas)	966	53,835
Chart Industries, Inc.* (Machinery-Diversified)	637	25,830
Cheniere Energy, Inc.* (Oil & Gas)	4,650	355,679
Chesapeake Energy Corp. (Oil & Gas)	10,899	171,877
Chevron Corp. (Oil & Gas)	39,688	4,407,750
Cimarex Energy Co. (Oil & Gas)	1,853	230,513
Cobalt International Energy, Inc.* (Oil & Gas)	6,248	66,854
Concho Resources, Inc.* (Oil & Gas)	2,503	317,030
ConocoPhillips (Oil & Gas)	26,011	1,766,667
Continental Resources, Inc.* (Oil & Gas)	1,824	95,997
Core Laboratories N.V. (Oil & Gas Services)	920	120,778
Denbury Resources, Inc. (Oil & Gas)	7,453	65,661
Devon Energy Corp. (Oil & Gas)	8,176	557,685
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,411	47,226
Diamondback Energy, Inc.* (Oil & Gas)	1,242	102,552
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,596	131,941
Dril-Quip, Inc.* (Oil & Gas Services)	804	64,095
Energen Corp. (Oil & Gas)	1,544	109,886
Energy XXI (Bermuda), Ltd. (Oil & Gas)	2,000	8,740
Ensco PLCADR - Class A (Oil & Gas)	4,951	135,063
EOG Resources, Inc. (Oil & Gas)	11,593	1,147,127
EQT Corp. (Oil & Gas)	3,222	289,787
Exterran Holdings, Inc. (Oil & Gas Services)	1,435	53,195
Exxon Mobil Corp. (Oil & Gas)	88,538	7,735,566
First Solar, Inc.* (Energy-Alternate Sources)	1,576	94,040
FMC Technologies, Inc.* (Oil & Gas Services)	4,910	216,531
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,379	32,076
Gulfport Energy Corp.* (Oil & Gas)	2,009	98,320
Halliburton Co. (Oil & Gas Services)	17,951	878,701
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,059	33,932
Helmerich & Payne, Inc. (Oil & Gas)	2,289	178,473
Hess Corp. (Oil & Gas)	5,125	394,113
HollyFrontier Corp. (Oil & Gas)	4,154	161,092
Kinder Morgan, Inc. (Pipelines)	35,969	1,544,868
Laredo Petroleum, Inc.* (Oil & Gas)	2,622	41,428
Marathon Oil Corp. (Oil & Gas)	14,252	443,237
Marathon Petroleum Corp. (Oil & Gas)	5,755	567,269
McDermott International, Inc.* (Oil & Gas Services)	4,999	26,245
Murphy Oil Corp. (Oil & Gas)	3,536	168,349
Nabors Industries, Ltd. (Oil & Gas)	6,089	101,686
National Oilwell Varco, Inc. (Oil & Gas Services)	8,662	471,299
Newfield Exploration Co.* (Oil & Gas)	3,399	133,377
Noble Corp. (Oil & Gas)	5,110	88,454
Noble Energy, Inc. (Oil & Gas)	8,181	414,940
Oasis Petroleum, Inc.* (Oil & Gas)	2,823	50,645
Occidental Petroleum Corp. (Oil & Gas)	16,270	1,303,227
Oceaneering International, Inc. (Oil & Gas Services)	2,125	117,109
OGE Energy Corp. (Electric)	4,203	137,354
Oil States International, Inc.* (Oil & Gas Services)	1,084	51,588
ONEOK, Inc. (Pipelines)	4,380	210,678
Patterson-UTI Energy, Inc. (Oil & Gas)	3,094	69,151
PBF Energy, Inc. (Oil & Gas)	1,827	51,850
Phillips 66 (Oil & Gas)	11,473	909,923
Pioneer Natural Resources Co. (Oil & Gas)	3,130	540,801
QEP Resources, Inc. (Oil & Gas)	3,410	76,725
Range Resources Corp. (Oil & Gas)	3,521	223,795
Rosetta Resources, Inc.* (Oil & Gas)	1,552	35,432
Rowan Cos. PLC - Class A (Oil & Gas)	2,631	55,751
SandRidge Energy, Inc.* (Oil & Gas)	8,197	15,492
Schlumberger, Ltd. (Oil & Gas Services)	26,938	2,548,605
SEACOR Holdings, Inc.* (Oil & Gas Services)	347	25,213
SemGroup Corp. - Class A (Pipelines)	922	77,623
SM Energy Co. (Oil & Gas)	1,415	82,028
SolarCity Corp.* (Energy-Alternate Sources)	1,082	64,974
Southwestern Energy Co.* (Oil & Gas)	8,098	226,987
Spectra Energy Corp. (Pipelines)	14,147	526,976
Stone Energy Corp.* (Oil & Gas)	1,200	20,484
Superior Energy Services, Inc. (Oil & Gas Services)	3,226	82,263
Targa Resources Corp. (Oil & Gas Services)	1,041	109,274
Teekay Shipping Corp. (Transportation)	963	47,871
Tesoro Petroleum Corp. (Oil & Gas)	2,636	226,248
The Williams Cos., Inc. (Pipelines)	14,226	728,229
Tidewater, Inc. (Transportation)	971	26,887
Transocean, Ltd. (Oil & Gas)	7,170	134,939
U.S. Silica Holdings, Inc. (Mining)	1,113	41,571
Ultra Petroleum Corp.* (Oil & Gas)	3,237	55,126
Unit Corp.* (Oil & Gas)	963	33,551
Valero Energy Corp. (Oil & Gas)	10,863	618,105
Weatherford International PLC* (Oil & Gas Services)	16,316	237,397
Western Refining, Inc. (Oil & Gas)	1,510	66,516
Whiting Petroleum Corp.* (Oil & Gas)	4,324	163,923
World Fuel Services Corp. (Retail)	1,531	84,971

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WPX Energy, Inc.* (Oil & Gas)	4,316	$59,345
TOTAL COMMON STOCKS (Cost $23,535,847)		37,205,232

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $12,804,018	$12,804,000	$12,804,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,804,000)		12,804,000

TOTAL INVESTMENT SECURITIES (Cost $36,339,847) - 99.1%		50,009,232
Net other assets (liabilities) - 0.9%		431,746

NET ASSETS - 100.0%		$50,440,978

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $8,216,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                  American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/26/15	0.65%	$23,004,093	$71,019
Dow Jones U.S. Oil & Gas Index	UBS AG	5/26/15	0.45%	15,438,474	55,366
				$38,442,567	$126,385

^                                Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Electric	$137,354	0.3%
Energy-Alternate Sources	159,014	0.3%
Machinery-Diversified	25,830	0.1%
Mining	41,571	0.1%
Oil & Gas	27,477,071	54.4%
Oil & Gas Services	6,116,289	12.1%
Pipelines	3,088,374	6.1%
Retail	84,971	0.2%
Transportation	74,758	0.1%
Other **	13,235,746	26.3%
Total	$50,440,978	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (62.4%)
Atwood Oceanics, Inc. (Oil & Gas)	1,388	$46,331
Baker Hughes, Inc. (Oil & Gas Services)	10,093	690,967
Bristow Group, Inc. (Oil & Gas Services)	812	50,450
Cameron International Corp.* (Oil & Gas Services)	4,495	246,416
CARBO Ceramics, Inc. (Oil & Gas Services)	451	19,948
Chart Industries, Inc.* (Machinery-Diversified)	713	28,912
Core Laboratories N.V. (Oil & Gas Services)	1,013	132,987
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,561	52,247
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,779	147,070
Dril-Quip, Inc.* (Oil & Gas Services)	907	72,306
Ensco PLCADR - Class A (Oil & Gas)	5,436	148,295
Exterran Holdings, Inc. (Oil & Gas Services)	1,592	59,015
FMC Technologies, Inc.* (Oil & Gas Services)	5,383	237,390
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,519	35,332
Halliburton Co. (Oil & Gas Services)	19,743	966,420
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,288	37,706
Helmerich & Payne, Inc. (Oil & Gas)	2,500	194,925
Kinder Morgan, Inc. (Pipelines)	39,593	1,700,519
McDermott International, Inc.* (Oil & Gas Services)	5,519	28,975
Nabors Industries, Ltd. (Oil & Gas)	6,730	112,391
National Oilwell Varco, Inc. (Oil & Gas Services)	9,532	518,636
Noble Corp. (Oil & Gas)	5,620	97,282
Oceaneering International, Inc. (Oil & Gas Services)	2,309	127,249
OGE Energy Corp. (Electric)	4,643	151,733
Oil States International, Inc.* (Oil & Gas Services)	1,184	56,347
ONEOK, Inc. (Pipelines)	4,850	233,285
Patterson-UTI Energy, Inc. (Oil & Gas)	3,408	76,169
Rowan Cos. PLC - Class A (Oil & Gas)	2,897	61,387
Schlumberger, Ltd. (Oil & Gas Services)	29,629	2,803,199
SEACOR Holdings, Inc.* (Oil & Gas Services)	403	29,282
SemGroup Corp. - Class A (Pipelines)	1,016	85,537
Spectra Energy Corp. (Pipelines)	15,592	580,802
Superior Energy Services, Inc. (Oil & Gas Services)	3,535	90,143
Teekay Shipping Corp. (Transportation)	1,070	53,190
The Williams Cos., Inc. (Pipelines)	15,630	800,100
Tidewater, Inc. (Transportation)	1,080	29,905
Transocean, Ltd. (Oil & Gas)	7,910	148,866
U.S. Silica Holdings, Inc. (Mining)	1,241	46,351
Unit Corp.* (Oil & Gas)	1,069	37,244
Weatherford International PLC* (Oil & Gas Services)	17,980	$261,608
TOTAL COMMON STOCKS (Cost $8,078,770)		11,296,917

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $7,010,010	$7,010,000	$7,010,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,010,000)		7,010,000

TOTAL INVESTMENT SECURITIES (Cost $15,088,770) - 101.1%		18,306,917
Net other assets (liabilities) - (1.1)%		(201,047)

NET ASSETS - 100.0%		$18,105,870

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $3,017,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                  American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	5/26/15	0.65%	$10,184,343	$78,641
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	5/26/15	0.50%	5,697,079	47,630
				$15,881,422	$126,271

^                                Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Electric	$151,733	0.8%
Machinery-Diversified	28,912	0.2%
Mining	46,351	0.3%
Oil & Gas	975,137	5.4%
Oil & Gas Services	6,611,446	36.4%
Pipelines	3,400,243	18.8%
Transportation	83,095	0.5%
Other **	6,808,953	37.6%
Total	$18,105,870	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (61.7%)
Actavis PLC* (Pharmaceuticals)	5,549	$1,569,590
Akorn, Inc.* (Pharmaceuticals)	1,095	45,596
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,645	1,506,896
Eli Lilly & Co. (Pharmaceuticals)	13,911	999,784
Endo International PLC* (Pharmaceuticals)	2,515	211,423
Hospira, Inc.* (Pharmaceuticals)	2,439	212,900
Impax Laboratories, Inc.* (Pharmaceuticals)	933	42,228
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	863	154,218
Johnson & Johnson (Pharmaceuticals)	39,556	3,923,955
Mallinckrodt PLC* (Pharmaceuticals)	1,646	186,294
Merck & Co., Inc. (Pharmaceuticals)	40,370	2,404,437
Mylan NV* (Pharmaceuticals)	5,805	419,470
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	505	34,582
Perrigo Co. PLC (Pharmaceuticals)	2,002	366,927
Pfizer, Inc. (Pharmaceuticals)	87,174	2,957,814
Theravance, Inc. (Biotechnology)	1,140	18,525
Zoetis, Inc. (Pharmaceuticals)	7,117	316,137
TOTAL COMMON STOCKS (Cost $10,614,227)		15,370,776

	Principal Amount	Value
Repurchase Agreements(a)(b)(22.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $5,522,008	$5,522,000	$5,522,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,522,000)		5,522,000

TOTAL INVESTMENT SECURITIES (Cost $16,136,227) - 83.9%		20,892,776
Net other assets (liabilities) - 16.1%		3,999,944

NET ASSETS - 100.0%		$24,892,720

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $5,092,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	5/26/15	0.65%	$8,015,503	$(247,181)
Dow Jones U.S. Pharmaceuticals Index	UBS AG	5/26/15	0.50%	13,950,320	(270,403)
				$21,965,823	$(517,584)

^                                Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Biotechnology	$18,525	0.1%
Pharmaceuticals	15,352,251	61.6%
Other **	9,521,944	38.3%
Total	$24,892,720	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (69.7%)
Agnico-Eagle Mines, Ltd. (Mining)	30,405	$921,272
AngloGold Ashanti, Ltd.*ADR (Mining)	56,865	644,280
Barrick Gold Corp.ADR (Mining)	164,719	2,144,641
Coeur d’Alene Mines Corp.* (Mining)	19,253	100,501
Companhia de Minas Buenaventura S.A.ADR (Mining)	26,117	291,988
Freeport-McMoRan Copper & Gold, Inc. (Mining)	147,071	3,422,342
Gold Fields, Ltd.ADR (Mining)	100,237	458,083
Goldcorp, Inc. (Mining)	115,071	2,166,787
Harmony Gold Mining Co., Ltd.*ADR (Mining)	52,381	101,619
Hecla Mining Co. (Mining)	52,243	157,774
Newmont Mining Corp. (Mining)	70,536	1,868,499
Pan American Silver Corp. (Mining)	21,438	204,090
Randgold Resources, Ltd.ADR (Mining)	12,987	989,220
Royal Gold, Inc. (Mining)	9,223	595,160
Sibanye Gold, Ltd.ADR (Mining)	25,411	240,134
Stillwater Mining Co.* (Mining)	17,031	228,726
TOTAL COMMON STOCKS (Cost $13,905,348)		14,535,116

	Principal Amount	Value
Repurchase Agreements(a)(b)(20.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $4,310,006	$4,310,000	$4,310,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,310,000)		4,310,000

TOTAL INVESTMENT SECURITIES (Cost $18,215,348) - 90.4%		18,845,116
Net other assets (liabilities) - 9.6%		2,008,855

NET ASSETS - 100.0%		$20,853,971

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $3,547,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                  American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones Precious Metals Index	Goldman Sachs International	5/26/15	0.65%	$10,749,340	$334,553
Dow Jones Precious Metals Index	UBS AG	5/26/15	0.75%	5,986,911	389,537
				$16,736,251	$724,090

^                                Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Mining	$14,535,116	69.7%
Other **	6,318,855	30.3%
Total	$20,853,971	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (72.6%)
Alexander & Baldwin, Inc. (Real Estate)	1,256	$50,843
Alexandria Real Estate Equities, Inc. (REIT)	1,980	182,912
American Campus Communities, Inc. (REIT)	3,073	123,350
American Capital Agency Corp. (REIT)	9,690	199,953
American Homes 4 Rent - Class A (REIT)	3,903	65,922
American Realty Capital Properties, Inc. (REIT)	24,942	225,226
American Tower Corp. (REIT)	11,618	1,098,249
Annaly Mortgage Management, Inc. (REIT)	26,016	261,981
Apartment Investment & Management Co. - Class A (REIT)	4,280	161,484
ARMOUR Residential REIT, Inc. (REIT)	9,823	29,469
AvalonBay Communities, Inc. (REIT)	3,613	593,760
BioMed Realty Trust, Inc. (REIT)	5,523	114,602
Boston Properties, Inc. (REIT)	4,199	555,570
Brandywine Realty Trust (REIT)	4,951	72,186
Camden Property Trust (REIT)	2,392	179,591
CBL & Associates Properties, Inc. (REIT)	4,667	84,053
CBRE Group, Inc.* - Class A (Real Estate)	7,673	294,183
Chimera Investment Corp. (REIT)	5,644	85,732
Colony Financial, Inc. (REIT)	3,012	78,041
Columbia Property Trust, Inc. (REIT)	3,416	89,602
Communications Sales & Leasing, Inc.* (REIT)	3,309	99,535
Corporate Office Properties Trust (REIT)	2,542	67,083
Corrections Corp. of America (REIT)	3,211	118,133
Cousins Properties, Inc. (REIT)	5,649	55,021
Crown Castle International Corp. (REIT)	9,153	764,549
CubeSmart (REIT)	4,459	102,869
CYS Investments, Inc. (REIT)	4,460	39,783
DCT Industrial Trust, Inc. (REIT)	2,416	79,825
DDR Corp. (REIT)	8,240	140,492
DiamondRock Hospitality Co. (REIT)	5,492	74,472
Digital Realty Trust, Inc. (REIT)	3,708	235,124
Douglas Emmett, Inc. (REIT)	3,731	106,334
Duke Realty Corp. (REIT)	9,458	187,363
DuPont Fabros Technology, Inc. (REIT)	1,824	56,818
EastGroup Properties, Inc. (REIT)	889	50,851
EPR Properties (REIT)	1,556	89,735
Equity Commonwealth* (REIT)	3,560	89,735
Equity Lifestyle Properties, Inc. (REIT)	2,210	116,732
Equity Residential (REIT)	9,999	738,526
Essex Property Trust, Inc. (REIT)	1,789	397,069
Extra Space Storage, Inc. (REIT)	3,046	200,823
Federal Realty Investment Trust (REIT)	1,887	252,235
Forest City Enterprises, Inc.* - Class A (Real Estate)	4,612	109,581
Gaming & Leisure Properties, Inc. (Entertainment)	2,479	88,500
General Growth Properties, Inc. (REIT)	17,239	472,349
Hatteras Financial Corp. (REIT)	2,664	48,112
HCP, Inc. (REIT)	12,640	509,266
Health Care REIT, Inc. (REIT)	9,599	691,320
Healthcare Realty Trust, Inc. (REIT)	2,731	69,914
Healthcare Trust of America, Inc. - Class A (REIT)	3,423	88,621
Highwoods Properties, Inc. (REIT)	2,556	110,010
Home Properties, Inc. (REIT)	1,583	116,445
Hospitality Properties Trust (REIT)	4,111	123,659
Host Hotels & Resorts, Inc. (REIT)	20,812	419,154
Invesco Mortgage Capital, Inc. (REIT)	3,379	52,037
Iron Mountain, Inc. (REIT)	5,122	176,658
Jones Lang LaSalle, Inc. (Real Estate)	1,234	204,918
Kilroy Realty Corp. (REIT)	2,379	168,885
Kimco Realty Corp. (REIT)	11,315	272,692
Kite Realty Group Trust (REIT)	2,306	60,417
Lamar Advertising Co. - Class A (REIT)	2,218	128,555
LaSalle Hotel Properties (REIT)	3,100	113,739
Lexington Realty Trust (REIT)	5,795	53,720
Liberty Property Trust (REIT)	4,105	143,018
Mack-Cali Realty Corp. (REIT)	2,314	41,536
Medical Properties Trust, Inc. (REIT)	5,730	80,105
MFA Financial, Inc. (REIT)	10,177	79,075
Mid-America Apartment Communities, Inc. (REIT)	2,068	154,293
National Retail Properties, Inc. (REIT)	3,619	138,970
NorthStar Realty Finance Corp. (REIT)	6,980	130,945
OMEGA Healthcare Investors, Inc. (REIT)	4,335	156,450
Outfront Media, Inc. (REIT)	3,746	107,585
Paramount Group, Inc. (REIT)	3,960	72,547
Pebblebrook Hotel Trust (REIT)	1,968	84,506
Piedmont Office Realty Trust, Inc. - Class A (REIT)	4,241	74,133
Plum Creek Timber Co., Inc. (REIT)	4,849	204,628
Post Properties, Inc. (REIT)	1,498	85,641
Potlatch Corp. (REIT)	1,111	41,007
Prologis, Inc. (REIT)	14,051	564,850
Public Storage, Inc. (REIT)	3,999	751,451
Rayonier, Inc. (REIT)	3,476	88,951
Realogy Holdings Corp.* (Real Estate)	4,013	190,256
Realty Income Corp. (REIT)	6,172	289,899
Redwood Trust, Inc. (REIT)	2,303	39,589
Regency Centers Corp. (REIT)	2,601	163,291
Retail Properties of America, Inc. (REIT)	6,486	98,003
RLJ Lodging Trust (REIT)	3,612	107,168
Ryman Hospitality Properties, Inc. (REIT)	1,398	80,581
Senior Housing Properties Trust (REIT)	6,442	131,868
Simon Property Group, Inc. (REIT)	8,530	1,548,109
SL Green Realty Corp. (REIT)	2,702	330,617
Sovran Self Storage, Inc. (REIT)	989	86,379
Spirit Realty Capital, Inc. (REIT)	12,038	135,909
St. Joe Co.* (Real Estate)	2,533	44,201
Starwood Property Trust, Inc. (REIT)	6,461	155,129
Strategic Hotels & Resorts, Inc.* (REIT)	7,554	88,382
Sun Communities, Inc. (REIT)	1,370	85,022
Sunstone Hotel Investors, Inc. (REIT)	5,723	89,164
Tanger Factory Outlet Centers, Inc. (REIT)	2,579	86,603
Taubman Centers, Inc. (REIT)	1,755	126,378
The Geo Group, Inc. (REIT)	2,027	79,053

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Howard Hughes Corp.* (Real Estate)	976	$144,907
The Macerich Co. (REIT)	3,869	316,329
Two Harbors Investment Corp. (REIT)	10,053	105,557
UDR, Inc. (REIT)	7,093	232,438
Urban Edge Properties (REIT)	2,385	53,973
Ventas, Inc. (REIT)	9,073	625,130
Vornado Realty Trust (REIT)	4,800	496,752
Washington REIT (REIT)	1,820	44,990
Weingarten Realty Investors (REIT)	3,093	101,327
Weyerhaeuser Co. (REIT)	14,429	454,658
WP Carey, Inc. (Real Estate)	2,665	169,174
WP GLIMCHER, Inc. (REIT)	5,086	76,290
Xenia Hotels & Resorts, Inc. (REIT)	3,118	68,315
TOTAL COMMON STOCKS (Cost $13,698,674)		22,533,500

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $10,107,014	$10,107,000	$10,107,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,107,000)		10,107,000

TOTAL INVESTMENT SECURITIES (Cost $23,805,674) - 105.2%		32,640,500
Net other assets (liabilities) - (5.2)%		(1,626,810)

NET ASSETS - 100.0%		$31,013,690

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $5,528,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/26/15	0.65%	$9,330,837	$(365,557)
Dow Jones U.S. Real Estate Index	UBS AG	5/26/15	0.35%	14,645,386	(497,444)
				$23,976,223	$(863,001)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Entertainment	$88,500	0.3%
Real Estate	1,208,063	3.9%
REIT	21,236,937	68.4%
Other **	8,480,190	27.4%
Total	$31,013,690	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (78.7%)
Advanced Micro Devices, Inc.* (Semiconductors)	25,501	$57,632
Altera Corp. (Semiconductors)	12,521	521,875
Analog Devices, Inc. (Semiconductors)	12,883	796,685
Applied Materials, Inc. (Semiconductors)	50,156	992,587
Atmel Corp. (Semiconductors)	17,284	131,013
Avago Technologies, Ltd. (Semiconductors)	10,879	1,271,538
Broadcom Corp. - Class A (Semiconductors)	22,801	1,007,918
Cavium, Inc.* (Semiconductors)	1,844	119,473
Cree, Inc.* (Semiconductors)	4,230	134,006
Cypress Semiconductor Corp. (Semiconductors)	12,591	167,712
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,011	91,025
Integrated Device Technology, Inc.* (Semiconductors)	5,952	108,267
Intel Corp. (Semiconductors)	195,006	6,347,445
InterDigital, Inc. (Telecommunications)	1,791	98,004
KLA-Tencor Corp. (Semiconductors)	6,834	401,839
Lam Research Corp. (Semiconductors)	6,355	480,311
Linear Technology Corp. (Semiconductors)	9,565	441,233
Marvell Technology Group, Ltd. (Semiconductors)	17,249	241,658
Maxim Integrated Products, Inc. (Semiconductors)	11,124	365,201
Microchip Technology, Inc. (Semiconductors)	8,861	422,271
Micron Technology, Inc.* (Semiconductors)	43,762	1,231,025
Microsemi Corp.* (Semiconductors)	4,213	140,546
NVIDIA Corp. (Semiconductors)	21,039	466,961
ON Semiconductor Corp.* (Semiconductors)	17,743	204,399
Qorvo, Inc.* (Telecommunications)	5,978	394,010
Semtech Corp.* (Semiconductors)	2,505	58,341
Silicon Laboratories, Inc.* (Semiconductors)	2,084	107,680
Skyworks Solutions, Inc. (Semiconductors)	7,340	677,115
SunEdison, Inc.* (Energy - Alternate Sources)	10,222	258,821
Synaptics, Inc.* (Computers)	1,730	146,566
Teradyne, Inc. (Semiconductors)	8,850	161,513
Texas Instruments, Inc. (Semiconductors)	42,968	2,329,295
Xilinx, Inc. (Semiconductors)	10,399	450,901
TOTAL COMMON STOCKS (Cost $16,328,697)		20,824,866

	Principal Amount	Value
Repurchase Agreements(a)(b)(24.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $6,570,009	$6,570,000	$6,570,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,570,000)		6,570,000

TOTAL INVESTMENT SECURITIES (Cost $22,898,697) - 103.6%		27,394,866
Net other assets (liabilities) - (3.6)%		(957,155)

NET ASSETS - 100.0%		$26,437,711

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $4,139,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/26/15	0.65%	$5,271,194	$(164,107)
Dow Jones U.S. Semiconductors Index	UBS AG	5/26/15	0.50%	13,575,114	(345,186)
				$18,846,308	$(509,293)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Computers	$146,566	0.6%
Energy - Alternate Sources	258,821	1.0%
Semiconductors	19,927,465	75.3%
Telecommunications	492,014	1.8%
Other **	5,612,845	21.3%
Total	$26,437,711	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (72.3%)
3D Systems Corp.* (Computers)	519	$13,022
ACI Worldwide, Inc.* (Software)	372	8,567
Adobe Systems, Inc.* (Software)	2,132	162,160
Advanced Micro Devices, Inc.* (Semiconductors)	2,620	5,921
Akamai Technologies, Inc.* (Software)	738	54,450
Allscripts Healthcare Solutions, Inc.* (Software)	647	8,605
Altera Corp. (Semiconductors)	1,172	48,849
Amdocs, Ltd. (Computers)	765	42,129
Analog Devices, Inc. (Semiconductors)	1,279	79,093
ANSYS, Inc.* (Software)	375	32,190
AOL, Inc.* (Internet)	260	10,374
Apple Computer, Inc. (Computers)	24,896	3,115,733
Applied Materials, Inc. (Semiconductors)	5,197	102,849
ARRIS Group, Inc.* (Telecommunications)	533	17,949
Aruba Networks, Inc.* (Telecommunications)	571	14,052
Aspen Technology, Inc.* (Software)	357	15,847
athenahealth, Inc.* (Software)	119	14,597
Atmel Corp. (Semiconductors)	1,799	13,636
Autodesk, Inc.* (Software)	954	54,216
Avago Technologies, Ltd. (Semiconductors)	991	115,828
Box, Inc.* - Class A (Internet)	127	2,173
Broadcom Corp. - Class A (Semiconductors)	2,300	101,672
Brocade Communications Systems, Inc. (Computers)	1,955	22,092
CA, Inc. (Software)	1,350	42,890
CACI International, Inc.* - Class A (Computers)	240	21,178
Cadence Design Systems, Inc.* (Computers)	1,347	25,122
Cavium, Inc.* (Semiconductors)	276	17,882
CDK Global, Inc. (Commercial Services)	560	26,835
CDW Corp. of Delaware (Internet)	401	15,366
Cerner Corp.* (Software)	1,212	87,033
Ciena Corp.* (Telecommunications)	502	10,693
Cisco Systems, Inc. (Telecommunications)	21,637	623,795
Citrix Systems, Inc.* (Software)	809	54,332
Cognizant Technology Solutions Corp.* (Computers)	2,681	156,946
Commscope Holding Co., Inc.* (Telecommunications)	509	15,021
CommVault Systems, Inc.* (Software)	160	7,320
Computer Sciences Corp. (Computers)	622	40,088
Corning, Inc. (Electronics)	5,361	112,206
Cree, Inc.* (Semiconductors)	590	18,691
Cypress Semiconductor Corp. (Semiconductors)	1,340	17,849
Diebold, Inc. (Computers)	383	13,317
DST Systems, Inc. (Computers)	24	2,762
eBay, Inc.* (Internet)	4,709	274,346
Echostar Holding Corp.* (Telecommunications)	167	8,350
Electronics for Imaging, Inc.* (Computers)	206	8,596
EMC Corp. (Computers)	8,588	231,103
Equinix, Inc. (Internet)	302	77,291
F5 Networks, Inc.* (Internet)	197	24,038
Facebook, Inc.* - Class A (Internet)	8,913	702,076
Fair Isaac Corp. (Software)	52	4,600
Fairchild Semiconductor International, Inc.* (Semiconductors)	384	6,975
Finisar Corp.* (Telecommunications)	508	10,328
Fortinet, Inc.* (Telecommunications)	630	23,776
Garmin, Ltd. (Electronics)	422	19,070
Gartner Group, Inc.* (Commercial Services)	350	29,043
Google, Inc.* - Class A (Internet)	1,279	701,876
Google, Inc.* - Class C (Internet)	1,289	692,377
Guidewire Software, Inc.* (Software)	171	8,541
Harris Corp. (Telecommunications)	515	41,324
Hewlett-Packard Co. (Computers)	7,672	252,946
IAC/InterActiveCorp (Internet)	247	17,246
Informatica Corp.* (Software)	568	27,304
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	774	19,474
Integrated Device Technology, Inc.* (Semiconductors)	694	12,624
Intel Corp. (Semiconductors)	20,310	661,092
InterDigital, Inc. (Telecommunications)	109	5,964
International Business Machines Corp. (Computers)	3,940	674,883
Intuit, Inc. (Software)	1,192	119,593
j2 Global, Inc. (Internet)	196	13,597
JDS Uniphase Corp.* (Telecommunications)	1,014	12,837
Juniper Networks, Inc. (Telecommunications)	1,522	40,226
KLA-Tencor Corp. (Semiconductors)	577	33,928
Lam Research Corp. (Semiconductors)	804	60,766
Leidos Holdings, Inc. (Computers)	359	14,949
Lexmark International, Inc. - Class A (Computers)	343	15,226
Linear Technology Corp. (Semiconductors)	1,078	49,728
Manhattan Associates, Inc.* (Computers)	218	11,458
Marvell Technology Group, Ltd. (Semiconductors)	1,878	26,311
Maxim Integrated Products, Inc. (Semiconductors)	1,253	41,136
Medidata Solutions, Inc.* (Software)	281	15,014
Mentor Graphics Corp. (Computers)	453	10,840
Microchip Technology, Inc. (Semiconductors)	963	45,892
Micron Technology, Inc.* (Semiconductors)	4,472	125,797
Microsemi Corp.* (Semiconductors)	426	14,211
Microsoft Corp. (Software)	35,031	1,703,907
Motorola Solutions, Inc. (Telecommunications)	856	51,146
NCR Corp.* (Computers)	637	17,479
NetApp, Inc. (Computers)	1,280	46,400
NetSuite, Inc.* (Software)	91	8,697
Nuance Communications, Inc.* (Software)	995	15,253
NVIDIA Corp. (Semiconductors)	2,274	50,471
ON Semiconductor Corp.* (Semiconductors)	1,734	19,976
Oracle Corp. (Software)	13,675	596,504

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Palo Alto Networks, Inc.* (Telecommunications)	405	$59,827
Pandora Media, Inc.* (Internet)	790	14,094
Pitney Bowes, Inc. (Office/Business Equipment)	965	21,587
Plantronics, Inc. (Telecommunications)	168	8,949
Polycom, Inc.* (Telecommunications)	554	7,230
PTC, Inc.* (Software)	363	13,917
QLIK Technologies, Inc.* (Software)	378	13,151
Qorvo, Inc.* (Telecommunications)	696	45,873
Qualcomm, Inc. (Semiconductors)	7,042	478,856
Rackspace Hosting, Inc.* (Software)	388	20,913
Red Hat, Inc.* (Software)	784	59,004
Rovi Corp.* (Semiconductors)	394	7,293
Salesforce.com, Inc.* (Software)	2,636	191,954
SanDisk Corp. (Computers)	818	54,757
Science Applications International Corp. (Computers)	131	6,563
Seagate Technology PLC (Computers)	1,445	84,851
Semtech Corp.* (Semiconductors)	404	9,409
ServiceNow, Inc.* (Software)	532	39,826
Silicon Laboratories, Inc.* (Semiconductors)	130	6,717
Skyworks Solutions, Inc. (Semiconductors)	857	79,058
SolarWinds, Inc.* (Software)	400	19,512
Solera Holdings, Inc. (Software)	408	19,796
Splunk, Inc.* (Internet)	426	28,263
SS&C Technologies Holdings, Inc. (Software)	414	24,910
SunEdison, Inc.* (Energy - Alternate Sources)	946	23,953
Symantec Corp. (Internet)	2,885	71,909
Synaptics, Inc.* (Computers)	105	8,896
Synopsys, Inc.* (Computers)	748	35,066
Tableau Software, Inc.* - Class A (Software)	136	13,306
Tech Data Corp.* (Electronics)	120	6,764
Teradata Corp.* (Computers)	663	29,165
Teradyne, Inc. (Semiconductors)	865	15,786
Texas Instruments, Inc. (Semiconductors)	4,432	240,259
The Ultimate Software Group, Inc.* (Software)	24	3,989
Twitter, Inc.* (Internet)	2,250	87,660
Tyler Technologies, Inc.* (Software)	74	9,024
Vantiv, Inc.* (Commercial Services)	663	25,923
VeriFone Systems, Inc.* (Computers)	611	21,855
Verint Systems, Inc.* (Software)	344	21,132
VeriSign, Inc.* (Internet)	526	33,406
ViaSat, Inc.* (Telecommunications)	176	10,581
VMware, Inc.* - Class A (Software)	337	29,690
Western Digital Corp. (Computers)	859	83,959
Workday, Inc.* (Software)	423	38,582
Xilinx, Inc. (Semiconductors)	1,039	45,051
Yahoo!, Inc.* (Internet)	3,716	158,172
Zillow Group, Inc.* - Class A (Internet)	164	16,013
TOTAL COMMON STOCKS (Cost $10,180,753)		15,408,366

	Principal Amount	Value
Repurchase Agreements(a)(b)(27.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $5,916,008	$5,916,000	$5,916,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,916,000)		5,916,000

TOTAL INVESTMENT SECURITIES (Cost $16,096,753) - 100.1%		21,324,366
Net other assets (liabilities) - (0.1)%		(20,614)

NET ASSETS - 100.0%		$21,303,752

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $4,164,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Technology Index	Goldman Sachs International	5/26/15	0.65%	$15,733,836	$(119,687)
Dow Jones U.S. Technology Index	UBS AG	5/26/15	0.45%	805,908	(5,940)
				$16,539,744	$(125,627)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Commercial Services	$81,802	0.4%
Computers	5,061,379	23.8%
Distribution/Wholesale	19,474	0.1%
Electronics	138,040	0.6%
Energy - Alternate Sources	23,953	0.1%
Internet	2,940,278	13.8%
Office/Business Equipment	21,587	0.1%
Semiconductors	2,553,606	12.0%
Software	3,560,326	16.7%
Telecommunications	1,007,921	4.7%
Other **	5,895,386	27.7%
Total	$21,303,752	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (55.2%)
AT&T, Inc. (Telecommunications)	382,937	$13,264,938
CenturyLink, Inc. (Telecommunications)	41,722	1,500,323
Frontier Communications Corp. (Telecommunications)	73,939	507,222
Level 3 Communications, Inc.* (Telecommunications)	20,907	1,169,538
SBA Communications Corp.* - Class A (Telecommunications)	9,487	1,098,784
Sprint Corp.* (Telecommunications)	58,698	301,121
Telephone & Data Systems, Inc. (Telecommunications)	7,523	200,939
T-Mobile U.S., Inc.* (Telecommunications)	19,861	676,068
Verizon Communications, Inc. (Telecommunications)	306,236	15,446,544
Windstream Holdings, Inc. (Telecommunications)	7,377	86,169
TOTAL COMMON STOCKS (Cost $32,386,954)		34,251,646

	Principal Amount	Value
Repurchase Agreements(a)(b)(27.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $17,336,024	$17,336,000	$17,336,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,336,000)		17,336,000

TOTAL INVESTMENT SECURITIES (Cost $49,722,954) - 83.1%		51,587,646
Net other assets (liabilities) - 16.9%		10,472,564

NET ASSETS - 100.0%		$62,060,210

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $10,869,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Telecommunications Index	Goldman Sachs International	5/26/15	0.65%	$16,154,557	$60,295
Dow Jones U.S. Telecommunications Index	UBS AG	5/26/15	0.50%	42,551,454	129,139
				$58,706,011	$189,434

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Telecommunications	$34,251,646	55.2%
Other **	27,808,564	44.8%
Total	$62,060,210	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Shares	Value
Common Stocks (70.9%)
AGL Resources, Inc. (Gas)	1,884	$94,709
ALLETE, Inc. (Electric)	661	33,248
Alliant Energy Corp. (Electric)	1,739	105,157
Ameren Corp. (Electric)	3,814	156,145
American Electric Power, Inc. (Electric)	7,674	436,420
American Water Works Co., Inc. (Water)	2,815	153,474
Aqua America, Inc. (Water)	2,777	74,479
Atmos Energy Corp. (Gas)	1,585	85,590
Avista Corp. (Electric)	896	29,228
Black Hills Corp. (Electric)	695	34,257
Calpine Corp.* (Electric)	5,431	118,450
CenterPoint Energy, Inc. (Gas)	6,749	141,527
Cleco Corp. (Electric)	954	51,850
CMS Energy Corp. (Electric)	4,322	146,645
Consolidated Edison, Inc. (Electric)	4,595	282,822
Dominion Resources, Inc. (Electric)	9,233	661,820
DTE Energy Co. (Electric)	2,785	221,770
Duke Energy Corp. (Electric)	11,096	860,717
Dynegy, Inc.* (Electric)	1,614	53,698
Edison International (Electric)	5,105	311,099
El Paso Electric Co. (Electric)	631	23,480
Entergy Corp. (Electric)	2,828	218,265
Eversource Energy (Electric)	4,971	242,386
Exelon Corp. (Electric)	13,485	458,760
FirstEnergy Corp. (Electric)	6,606	237,221
Great Plains Energy, Inc. (Electric)	2,424	63,460
Hawaiian Electric Industries, Inc. (Electric)	1,603	50,174
IDACORP, Inc. (Electric)	781	47,118
Integrys Energy Group, Inc. (Electric)	1,241	90,717
ITC Holdings Corp. (Electric)	2,443	87,948
National Fuel Gas Co. (Gas)	1,329	85,654
New Jersey Resources Corp. (Gas)	1,333	40,670
NextEra Energy, Inc. (Electric)	6,952	701,665
NiSource, Inc. (Gas)	4,960	215,363
NorthWestern Corp. (Electric)	738	38,442
NRG Energy, Inc. (Electric)	5,292	133,570
ONE Gas, Inc. (Gas)	816	34,248
Pepco Holdings, Inc. (Electric)	3,969	103,115
PG&E Corp. (Electric)	7,479	395,789
Piedmont Natural Gas Co., Inc. (Gas)	1,243	46,538
Pinnacle West Capital Corp. (Electric)	1,733	106,060
PNM Resources, Inc. (Electric)	1,243	34,531
Portland General Electric Co. (Electric)	1,233	43,352
PPL Corp. (Electric)	10,461	355,988
Public Service Enterprise Group, Inc. (Electric)	7,948	330,160
Questar Corp. (Gas)	2,752	64,507
SCANA Corp. (Electric)	2,249	119,152
Sempra Energy (Gas)	3,641	386,565
South Jersey Industries, Inc. (Gas)	531	28,010
Southern Co. (Electric)	14,824	656,703
Southwest Gas Corp. (Gas)	731	40,205
TECO Energy, Inc. (Electric)	3,698	70,077
The AES Corp. (Electric)	10,147	134,448
UGI Corp. (Gas)	2,719	94,648
UIL Holdings Corp. (Electric)	881	43,944
Vectren Corp. (Gas)	1,297	55,991
Westar Energy, Inc. (Electric)	2,065	77,747
WGL Holdings, Inc. (Gas)	788	43,348
Wisconsin Energy Corp. (Electric)	3,546	174,180
Xcel Energy, Inc. (Electric)	7,944	269,381
TOTAL COMMON STOCKS (Cost $7,534,544)		10,496,685

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $3,244,004	$3,244,000	$3,244,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,244,000)		3,244,000

TOTAL INVESTMENT SECURITIES (Cost $10,778,544) - 92.8%		13,740,685
Net other assets (liabilities) - 7.2%		1,072,218

NET ASSETS - 100.0%		$14,812,903

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $2,225,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Utilities Index	Goldman Sachs International	5/26/15	0.65%	$5,920,256	$(63,913)
Dow Jones U.S. Utilities Index	UBS AG	5/26/15	0.45%	5,842,028	(61,195)
				$11,762,284	$(125,108)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Utilities UltraSector ProFund invested in the following industries as of April 30, 2015:

	Value	% of Net Assets
Electric	$8,811,159	59.6%
Gas	1,457,573	9.8%
Water	227,953	1.5%
Other **	4,316,218	29.1%
Total	$14,812,903	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(77.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $2,135,003	$2,135,000	$2,135,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,135,000)		2,135,000

TOTAL INVESTMENT SECURITIES (Cost $2,135,000) - 77.7%		2,135,000
Net other assets (liabilities) - 22.3%		611,569

NET ASSETS - 100.0%		$2,746,569

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $542,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/26/15	(0.30)%	$(1,786,661)	$(2,188)
Dow Jones U.S. Oil & Gas Index	UBS AG	5/26/15	(0.05)%	(955,396)	(3,500)
				$(2,742,057)	$(5,688)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  :: Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(179.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $5,979,008	$5,979,000	$5,979,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,979,000)		5,979,000

TOTAL INVESTMENT SECURITIES (Cost $5,979,000) - 179.9%		5,979,000
Net other assets (liabilities) - (79.9)%		(2,654,688)

NET ASSETS - 100.0%		$3,324,312

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $660,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones Precious Metals Index	Goldman Sachs International	5/26/15	(0.05)%	$(1,673,725)	$(9,765)
Dow Jones Precious Metals Index	UBS AG	5/26/15	0.05%	(1,651,535)	(178,633)
				$(3,325,260)	$(188,398)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $1,202,002	$1,202,000	$1,202,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,202,000)		1,202,000

TOTAL INVESTMENT SECURITIES (Cost $1,202,000) - 21.1%		1,202,000
Net other assets (liabilities) - 78.9%		4,488,064

NET ASSETS - 100.0%		$5,690,064

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $948,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/26/15	(0.30)%	$(2,096,520)	$17,703
Dow Jones U.S. Real Estate Index	UBS AG	5/26/15	0.10%	(3,592,174)	19,688
				$(5,688,694)	$37,391

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (47.6%)
U.S. Treasury Bond, 2.50%, 2/15/45	$17,020,000	$16,175,648

TOTAL U.S. TREASURY OBLIGATION (Cost $16,423,659)		$16,175,648

Repurchase Agreements(a)(b)(53.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $18,016,025	$18,016,000	$18,016,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,016,000)		18,016,000

TOTAL INVESTMENT SECURITIES (Cost $34,439,659) - 100.7%		34,191,648
Net other assets (liabilities) - (0.7)%		(235,665)

NET ASSETS - 100.0%		$33,955,983

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $425,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

30-Year U.S. Treasury Bond, 2.50% due on 2/15/45	Citibank North America	5/6/15	(0.10)%	$16,536,797	$(619,023)
30-Year U.S. Treasury Bond, 2.50% due on 2/15/45	Societe’ Generale	5/6/15	0.31%	9,503,906	(194,961)
				$26,040,703	$(813,984)

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $19,778,027	$19,778,000	$19,778,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,778,000)		19,778,000

TOTAL INVESTMENT SECURITIES (Cost $19,778,000) - 98.3%		19,778,000
Net other assets (liabilities) - 1.7%		349,607

NET ASSETS - 100.0%		$20,127,607

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $234,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

10-Year U.S. Treasury Note, 2.00% due on 2/15/25	Citibank North America	5/6/15	(0.12)%	$(13,056,504)	$134,083
10-Year U.S. Treasury Note, 2.00% due on 2/15/25	Societe’ Generale	5/6/15	0.25%	(6,976,758)	77,551
				$(20,033,262)	$211,634

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $52,704,072	$52,704,000	$52,704,000

TOTAL REPURCHASE AGREEMENTS (Cost $52,704,000)		52,704,000

TOTAL INVESTMENT SECURITIES (Cost $52,704,000) - 98.7%		52,704,000
Net other assets (liabilities) - 1.3%		685,222

NET ASSETS - 100.0%		$53,389,222

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2015, the aggregate amount held in a segregated account was $420,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

30-Year U.S. Treasury Bond, 2.50% due on 2/15/45	Citibank North America	5/6/15	(0.20)%	$(47,424,492)	$1,856,125
30-Year U.S. Treasury Bond, 2.50% due on 2/15/45	Societe’ Generale	5/6/15	0.13%	(19,007,813)	388,254
				$(66,432,305)	$2,244,379

^                                          Reflects the floating financing rate, as of April 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $47,468,065	$47,468,000	$47,468,000

TOTAL REPURCHASE AGREEMENTS (Cost $47,468,000)		47,468,000

TOTAL INVESTMENT SECURITIES (Cost $47,468,000) - 103.2%		47,468,000
Net other assets (liabilities) - (3.2)%		(1,457,280)

NET ASSETS - 100.0%		$46,010,720

(a)                                 A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2015, the aggregate amount held in a segregated account was $4,044,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At April 30, 2015, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/8/15	2,227,246	$3,325,905	$3,418,171	$(92,266)
Canadian dollar vs. U.S. dollar	5/8/15	3,669,123	2,950,351	3,041,298	(90,947)
Euro vs. U.S. dollar	5/8/15	15,074,362	16,334,048	16,924,137	(590,089)
Japanese yen vs. U.S. dollar	5/8/15	384,762,584	3,210,375	3,223,254	(12,879)
Swedish krona vs. U.S. dollar	5/8/15	9,541,131	1,106,958	1,145,665	(38,707)
Swiss franc vs. U.S. dollar	5/8/15	1,217,988	1,266,731	1,306,399	(39,668)
Total Short Contracts			$28,194,368	$29,058,924	$(864,556)

Long:
British pound vs. U.S. dollar	5/8/15	752,789	$1,142,516	$1,155,311	$12,795
Canadian dollar vs. U.S. dollar	5/8/15	1,035,664	852,269	858,451	6,182
Euro vs. U.S. dollar	5/8/15	4,718,591	5,130,240	5,297,609	167,369
Japanese yen vs. U.S. dollar	5/8/15	153,621,185	1,289,542	1,286,924	(2,618)
Swedish krona vs. U.S. dollar	5/8/15	3,168,297	368,073	380,438	12,365
Swiss franc vs. U.S. dollar	5/8/15	306,120	319,571	328,340	8,769
Total Long Contracts			$9,102,211	$9,307,073	$204,862

At April 30, 2015, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/8/15	3,167,414	$4,735,651	$4,861,054	$(125,403)
Canadian dollar vs. U.S. dollar	5/8/15	3,965,908	3,191,652	3,287,300	(95,648)
Euro vs. U.S. dollar	5/8/15	20,954,973	22,745,366	23,526,357	(780,991)
Japanese yen vs. U.S. dollar	5/8/15	708,616,191	5,915,685	5,936,258	(20,573)
Swedish krona vs. U.S. dollar	5/8/15	14,984,509	1,740,882	1,799,285	(58,403)
Swiss franc vs. U.S. dollar	5/8/15	1,128,312	1,174,725	1,210,213	(35,488)
Total Short Contracts			$39,503,961	$40,620,467	$(1,116,506)

Long:
British pound vs. U.S. dollar	5/8/15	1,040,203	$1,563,567	$1,596,407	$32,840
Canadian dollar vs. U.S. dollar	5/8/15	1,524,933	1,252,338	1,264,001	11,663
Euro vs. U.S. dollar	5/8/15	6,965,564	7,551,795	7,820,308	268,513
Japanese yen vs. U.S. dollar	5/8/15	190,067,387	1,598,500	1,592,243	(6,257)
Swedish krona vs. U.S. dollar	5/8/15	4,734,795	550,354	568,537	18,183
Swiss franc vs. U.S. dollar	5/8/15	444,330	466,635	476,583	9,948
Total Long Contracts			$12,983,189	$13,318,079	$334,890

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 4/30/15, due 5/1/15, total to be received $3,253,004	$3,253,000	$3,253,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,253,000)		3,253,000

TOTAL INVESTMENT SECURITIES (Cost $3,253,000) - 96.7%		3,253,000
Net other assets (liabilities) - 3.3%		109,956

NET ASSETS - 100.0%		$3,362,956

(a)                                 A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2015, the aggregate amount held in a segregated account was $450,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At April 30, 2015, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. Dollar	5/8/15	125,517	$186,146	$192,632	$6,486
Canadian dollar vs. U.S. dollar	5/8/15	284,451	228,243	235,778	7,535
Euro vs. U.S. dollar	5/8/15	784,708	840,605	881,000	40,395
Japanese yen vs. U.S. dollar	5/8/15	22,114,852	184,770	185,261	491
Swedish krona vs. U.S. dollar	5/8/15	816,226	94,059	98,009	3,950
Swiss franc vs. U.S. dollar	5/8/15	37,603	38,704	40,333	1,629
Total Long Contracts			$1,572,527	$1,633,013	$60,486

At April 30, 2015, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/8/15	94,269	$143,726	$144,675	$(949)
Canadian dollar vs. U.S. dollar	5/8/15	129,569	106,451	107,398	(947)
Euro vs. U.S. dollar	5/8/15	627,252	690,596	704,223	(13,627)
Japanese yen vs. U.S. dollar	5/8/15	18,412,461	154,243	154,246	(3)
Swedish krona vs. U.S. dollar	5/8/15	442,387	52,402	53,120	(718)
Swiss franc vs. U.S. dollar	5/8/15	41,338	43,632	44,338	(706)
Total Short Contracts			$1,191,050	$1,208,000	$(16,950)

Long:
British pound vs. U.S. dollar	5/8/15	227,847	$343,382	$349,678	$6,296
Canadian dollar vs. U.S. dollar	5/8/15	212,500	173,960	176,139	2,179
Euro vs. U.S. dollar	5/8/15	1,584,166	1,725,145	1,778,559	53,414
Japanese yen vs. U.S. dollar	5/8/15	50,661,694	424,132	424,406	274
Swedish krona vs. U.S. dollar	5/8/15	802,535	93,539	96,366	2,827
Swiss franc vs. U.S. dollar	5/8/15	117,438	122,474	125,963	3,489
Total Long Contracts			$2,882,632	$2,951,111	$68,479

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of April 30, 2015, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.03%, dated 4/30/15, due 5/1/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 4/30/15, due 5/1/15(2)	RBC Capital Markets, LLC, 0.03%, dated 4/30/15, due 5/1/15(3)	Societe’ Generale, 0.07%, dated 4/30/15, due 5/1/15(4)	UMB Bank, N.A., 0.03%, dated 4/30/15, due 5/1/15(5)
Bull ProFund	$7,970,000	$3,984,000	$3,188,000	$13,549,000	$1,383,000
Mid-Cap ProFund	11,317,000	5,658,000	4,526,000	19,240,000	1,961,000
Small-Cap ProFund	5,397,000	2,698,000	2,158,000	9,178,000	940,000
NASDAQ-100 ProFund	15,028,000	7,513,000	6,010,000	25,549,000	2,604,000
Large-Cap Growth ProFund	19,000	9,000	7,000	32,000	5,000

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

Fund Name	HSBC Securities (USA), Inc., 0.03%, dated 4/30/15, due 5/1/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 4/30/15, due 5/1/15(2)	RBC Capital Markets, LLC, 0.03%, dated 4/30/15, due 5/1/15(3)	Societe’ Generale, 0.07%, dated 4/30/15, due 5/1/15(4)	UMB Bank, N.A., 0.03%, dated 4/30/15, due 5/1/15(5)
Small-Cap Value ProFund	23,000	11,000	9,000	39,000	6,000
Europe 30 ProFund	35,000	17,000	14,000	60,000	8,000
UltraBull ProFund	9,199,000	4,599,000	3,678,000	15,638,000	1,596,000
UltraMid-Cap ProFund	11,386,000	5,692,000	4,552,000	19,358,000	1,976,000
UltraSmall-Cap ProFund	7,063,000	3,530,000	2,825,000	12,010,000	1,230,000
UltraDow 30 ProFund	1,712,000	855,000	684,000	2,912,000	304,000
UltraNASDAQ-100 ProFund	33,752,000	16,875,000	13,499,000	57,381,000	5,844,000
UltraInternational ProFund	25,872,000	12,935,000	10,348,000	43,982,000	4,477,000
UltraEmerging Markets ProFund	1,131,000	565,000	452,000	1,925,000	200,000
UltraLatin America ProFund	717,000	358,000	286,000	1,221,000	132,000
UltraChina ProFund	4,162,000	2,080,000	1,664,000	7,077,000	725,000
UltraJapan ProFund	17,905,000	8,952,000	7,162,000	30,440,000	3,099,000
Bear ProFund	5,849,000	2,924,000	2,339,000	9,945,000	1,018,000
Short Small-Cap ProFund	2,059,000	1,029,000	822,000	3,501,000	364,000
Short NASDAQ-100 ProFund	452,000	225,000	179,000	770,000	86,000
UltraBear ProFund	3,522,000	1,760,000	1,408,000	5,988,000	614,000
UltraShort Mid-Cap ProFund	608,000	303,000	242,000	1,034,000	111,000
UltraShort Small-Cap ProFund	2,534,000	1,266,000	1,013,000	4,307,000	445,000
UltraShort Dow 30 ProFund	1,039,000	519,000	415,000	1,766,000	184,000
UltraShort NASDAQ-100 ProFund	2,134,000	1,066,000	853,000	3,630,000	376,000
UltraShort International ProFund	1,241,000	619,000	496,000	2,112,000	222,000
UltraShort Emerging Markets ProFund	1,216,000	608,000	485,000	2,068,000	214,000
UltraShort Latin America ProFund	931,000	465,000	371,000	1,583,000	166,000
UltraShort China ProFund	394,000	196,000	157,000	673,000	75,000
UltraShort Japan ProFund	358,000	178,000	143,000	610,000	68,000
Banks UltraSector ProFund	1,529,000	763,000	610,000	2,599,000	273,000
Basic Materials UltraSector ProFund	1,172,000	585,000	468,000	1,993,000	210,000
Biotechnology UltraSector ProFund	79,524,000	39,761,000	31,809,000	135,192,000	13,753,000
Consumer Goods UltraSector ProFund	937,000	468,000	373,000	1,594,000	170,000
Consumer Services UltraSector ProFund	11,583,000	5,791,000	4,633,000	19,693,000	2,008,000
Financials UltraSector ProFund	961,000	479,000	382,000	1,637,000	176,000
Health Care UltraSector ProFund	11,912,000	5,955,000	4,764,000	20,252,000	2,067,000
Industrials UltraSector ProFund	3,079,000	1,539,000	1,232,000	5,235,000	537,000
Internet UltraSector ProFund	5,703,000	2,851,000	2,281,000	9,696,000	991,000
Mobile Telecommunications UltraSector ProFund	545,000	272,000	217,000	929,000	100,000
Oil & Gas UltraSector ProFund	3,393,000	1,696,000	1,356,000	5,768,000	591,000
Oil Equipment, Services & Distribution UltraSector ProFund	1,857,000	928,000	742,000	3,158,000	325,000
Pharmaceuticals UltraSector ProFund	1,462,000	731,000	584,000	2,486,000	259,000
Precious Metals UltraSector ProFund	1,141,000	569,000	455,000	1,940,000	205,000
Real Estate UltraSector ProFund	2,678,000	1,338,000	1,071,000	4,553,000	467,000
Semiconductor UltraSector ProFund	1,739,000	868,000	695,000	2,959,000	309,000
Technology UltraSector ProFund	1,566,000	783,000	626,000	2,663,000	278,000
Telecommunications UltraSector ProFund	4,593,000	2,296,000	1,836,000	7,808,000	803,000
Utilities UltraSector ProFund	859,000	429,000	343,000	1,460,000	153,000
Short Oil & Gas ProFund	565,000	282,000	225,000	960,000	103,000
Short Precious Metals ProFund	1,583,000	791,000	632,000	2,693,000	280,000
Short Real Estate ProFund	318,000	158,000	126,000	540,000	60,000
U.S. Government Plus ProFund	4,774,000	2,387,000	1,910,000	8,117,000	828,000
Rising Rates Opportunity 10 ProFund	5,242,000	2,621,000	2,096,000	8,911,000	908,000
Rising Rates Opportunity ProFund	13,968,000	6,983,000	5,587,000	23,747,000	2,419,000
Rising U.S. Dollar ProFund	12,580,000	6,289,000	5,031,000	21,387,000	2,181,000
Falling U.S. Dollar ProFund	860,000	429,000	344,000	1,464,000	156,000
	$351,148,000	$175,531,000	$140,413,000	$597,012,000	$61,043,000

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of April 30, 2015 as follows:

(1)	U.S. Treasury Strips, effective yield or interest rate in effect at April 30, 2015, 2.36% to 2.862%, due 11/15/26 to 2/15/43, which had an aggregate value of $358,181,013.
(2)	U.S. Treasury Notes, 1.25% to 3.375%, due 1/31/22 to 11/15/43, which had an aggregate value of $179,051,557.
(3)

U.S. Treasury Notes, 2.625%, due 8/15/20 U.S. Treasury Strips, effective yield or interest rate in effect at April 30, 2015, 0.388% to 2.805%, due 8/15/16 to 2/15/34, which had an aggregate value of $143,227,387.

(4)	U.S. Treasury Notes, 0.25% to 2.125%, due 12/31/15, which had an aggregate value of $608,960,683.
(5)	U.S. Treasury Notes, 0.25% to 2.75%, due 11/30/16 to 7/31/17, which had an aggregate value of $62,273,285.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended April 30, 2015, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (a “RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.  As of April 30, 2015, there was no collateral posted by counterparties.

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor,

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3. Investment Evaluation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended April 30, 2015, there were no Level 3 instruments for which significant unobservable inputs were used to determine fair value.

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

A summary of the valuations as of April 30, 2015, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$57,413,318	$—	$—	$—	$57,413,318	$—
Repurchase Agreements	—	—	30,074,000	—	30,074,000	—
Futures Contracts	—	262,163	—	—	—	262,163
Swap Agreements	—	—	—	(169,425)	—	(169,425)
Total	$57,413,318	$262,163	$30,074,000	$(169,425)	$87,487,318	$92,738

Mid-Cap ProFund
Common Stocks	$68,768,023	$—	$—	$—	$68,768,023	$—
Repurchase Agreements	—	—	42,702,000	—	42,702,000	—
Futures Contracts	—	16,525	—	—	—	16,525
Swap Agreements	—	—	—	(570,711)	—	(570,711)
Total	$68,768,023	$16,525	$42,702,000	$(570,711)	$111,470,023	$(554,186)

Small-Cap ProFund
Common Stocks	$13,069,864	$—	$—	$—	$13,069,864	$—
Contingent Rights*	—	—	7,333	—	7,333	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	20,371,000	—	20,371,000	—
Futures Contracts	—	10,175	—	—	—	10,175
Swap Agreements	—	—	—	(506,633)	—	(506,633)
Total	$13,069,864	$10,175	$20,378,333	$(506,633)	$33,448,197	$(496,458)

NASDAQ-100 ProFund
Common Stocks	$33,963,729	$—	$—	$—	$33,963,729	$—
Repurchase Agreements	—	—	56,704,000	—	56,704,000	—
Futures Contracts	—	124,322	—	—	—	124,322
Swap Agreements	—	—	—	(1,083,218)	—	(1,083,218)
Total	$33,963,729	$124,322	$56,704,000	$(1,083,218)	$90,667,729	$(958,896)

Large-Cap Value ProFund
Common Stocks	$15,299,465	$—	$—	$—	$15,299,465	$—
Total	$15,299,465	$—	$—	$—	$15,299,465	$—

Large-Cap Growth ProFund
Common Stocks	$11,977,040	$—	$—	$—	$11,977,040	$—
Repurchase Agreements	—	—	72,000	—	72,000	—
Total	$11,977,040	$—	$72,000	$—	$12,049,040	$—

Mid-Cap Value ProFund
Common Stocks	$10,834,532	$—	$—	$—	$10,834,532	$—
Total	$10,834,532	$—	$—	$—	$10,834,532	$—

Mid-Cap Growth ProFund
Common Stocks	$37,430,393	$—	$—	$—	$37,430,393	$—
Total	$37,430,393	$—	$—	$—	$37,430,393	$—

Small-Cap Value ProFund
Common Stocks	$17,551,524	$—	$—	$—	$17,551,524	$—
Repurchase Agreements	—	—	88,000	—	88,000	—
Total	$17,551,524	$—	$88,000	$—	$17,639,524	$—

Small-Cap Growth ProFund
Common Stocks	$47,624,272	$—	$—	$—	$47,624,272	$—
Total	$47,624,272	$—	$—	$—	$47,624,272	$—

Europe 30 ProFund
Common Stocks	$18,923,640	$—	$—	$—	$18,923,640	$—
Repurchase Agreements	—	—	134,000	—	134,000	—
Total	$18,923,640	$—	$134,000	$—	$19,057,640	$—

UltraBull ProFund
Common Stocks	$52,880,597	$—	$—	$—	$52,880,597	$—
Repurchase Agreements	—	—	34,710,000	—	34,710,000	—
Futures Contracts	—	125,398	—	—	—	125,398
Swap Agreements	—	—	—	(1,239,768)	—	(1,239,768)
Total	$52,880,597	$125,398	$34,710,000	$(1,239,768)	$87,590,597	$(1,114,370)

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraMid-Cap ProFund
Common Stocks	$46,153,029	$—	$—	$—	$46,153,029	$—
Repurchase Agreements	—	—	42,964,000	—	42,964,000	—
Futures Contracts	—	155,656	—	—	—	155,656
Swap Agreements	—	—	—	(1,668,524)	—	(1,668,524)
Total	$46,153,029	$155,656	$42,964,000	$(1,668,524)	$89,117,029	$(1,512,868)

UltraSmall-Cap ProFund
Common Stocks	$28,925,109	$—	$—	$—	$28,925,109	$—
Contingent Rights*	—	—	4,788	—	4,788	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	26,658,000	—	26,658,000	—
Futures Contracts	—	894	—	—	—	894
Swap Agreements	—	—	—	(1,990,639)	—	(1,990,639)
Total	$28,925,109	$894	$26,662,788	$(1,990,639)	$55,587,897	$(1,989,745)

UltraDow 30 ProFund
Common Stocks	$13,175,304	$—	$—	$—	$13,175,304	$—
Repurchase Agreements	—	—	6,467,000	—	6,467,000	—
Futures Contracts	—	896	—	—	—	896
Swap Agreements	—	—	—	(267,357)	—	(267,357)
Total	$13,175,304	$896	$6,467,000	$(267,357)	$19,642,304	$(266,461)

UltraNASDAQ-100 ProFund
Common Stocks	$152,321,593	$—	$—	$—	$152,321,593	$—
Repurchase Agreements	—	—	127,351,000	—	127,351,000	—
Futures Contracts	—	885,602	—	—	—	885,602
Swap Agreements	—	—	—	(8,937,097)	—	(8,937,097)
Total	$152,321,593	$885,602	$127,351,000	$(8,937,097)	$279,672,593	$(8,051,495)

UltraInternational ProFund
Repurchase Agreements	$—	$—	$97,614,000	$—	$97,614,000	$—
Swap Agreements	—	—	—	(3,755,516)	—	(3,755,516)
Total	$—	$—	$97,614,000	$(3,755,516)	$97,614,000	$(3,755,516)

UltraEmerging Markets ProFund
Common Stocks	$12,109,865	$—	$—	$—	$12,109,865	$—
Preferred Stocks	1,430,398	—	—	—	1,430,398	—
Repurchase Agreements	—	—	4,273,000	—	4,273,000	—
Swap Agreements	—	—	—	(600,617)	—	(600,617)
Total	$13,540,263	$—	$4,273,000	$(600,617)	$17,813,263	$(600,617)

UltraLatin America ProFund
Common Stocks	$6,738,888	$—	$—	$—	$6,738,888	$—
Preferred Stocks	2,161,276	—	—	—	2,161,276	—
Repurchase Agreements	—	—	2,714,000	—	2,714,000	—
Swap Agreements	—	—	—	(216,246)	—	(216,246)
Total	$8,900,164	$—	$2,714,000	$(216,246)	$11,614,164	$(216,246)

UltraChina ProFund
Common Stocks	$50,248,954	$—	$—	$—	$50,248,954	$—
Repurchase Agreements	—	—	15,708,000	—	15,708,000	—
Swap Agreements	—	—	—	(2,598,525)	—	(2,598,525)
Total	$50,248,954	$—	$15,708,000	$(2,598,525)	$65,956,954	$(2,598,525)

UltraJapan ProFund
Repurchase Agreements	$—	$—	$67,558,000	$—	$67,558,000	$—
Futures Contracts	—	2,578,562	—	—	—	2,578,562
Total	$—	$2,578,562	$67,558,000	$—	$67,558,000	$2,578,562

Bear ProFund
Repurchase Agreements	$—	$—	$22,075,000	$—	$22,075,000	$—
Futures Contracts	—	(60,951)	—	—	—	(60,951)
Swap Agreements	—	—	—	211,592	—	211,592
Total	$—	$(60,951)	$22,075,000	$211,592	$22,075,000	$150,641

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$7,775,000	$—	$7,775,000	$—
Futures Contracts	—	(2,151)	—	—	—	(2,151)
Swap Agreements	—	—	—	164,802	—	164,802
Total	$—	$(2,151)	$7,775,000	$164,802	$7,775,000	$162,651

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$1,712,000	$—	$1,712,000	$—
Futures Contracts	—	8,253	—	—	—	8,253
Swap Agreements	—	—	—	75,339	—	75,339
Total	$—	$8,253	$1,712,000	$75,339	$1,712,000	$83,592

UltraBear ProFund
Repurchase Agreements	$—	$—	$13,292,000	$—	$13,292,000	$—
Futures Contracts	—	(24,359)	—	—	—	(24,359)
Swap Agreements	—	—	—	270,172	—	270,172
Total	$—	$(24,359)	$13,292,000	$270,172	$13,292,000	$245,813

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,298,000	$—	$2,298,000	$—
Futures Contracts	—	(1,902)	—	—	—	(1,902)
Swap Agreements	—	—	—	59,733	—	59,733
Total	$—	$(1,902)	$2,298,000	$59,733	$2,298,000	$57,831

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$9,565,000	$—	$9,565,000	$—
Futures Contracts	—	32,189	—	—	—	32,189
Swap Agreements	—	—	—	474,684	—	474,684
Total	$—	$32,189	$9,565,000	$474,684	$9,565,000	$506,873

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$3,923,000	$—	$3,923,000	$—
Futures Contracts	—	(5,405)	—	—	—	(5,405)
Swap Agreements	—	—	—	78,868	—	78,868
Total	$—	$(5,405)	$3,923,000	$78,868	$3,923,000	$73,463

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$8,059,000	$—	$8,059,000	$—
Futures Contracts	—	(21,171)	—	—	—	(21,171)
Swap Agreements	—	—	—	412,497	—	412,497
Total	$—	$(21,171)	$8,059,000	$412,497	$8,059,000	$391,326

UltraShort International ProFund
Repurchase Agreements	$—	$—	$4,690,000	$—	$4,690,000	$—
Swap Agreements	—	—	—	184,444	—	184,444
Total	$—	$—	$4,690,000	$184,444	$4,690,000	$184,444

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$4,591,000	$—	$4,591,000	$—
Swap Agreements	—	—	—	255,995	—	255,995
Total	$—	$—	$4,591,000	$255,995	$4,591,000	$255,995

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$3,516,000	$—	$3,516,000	$—
Swap Agreements	—	—	—	113,268	—	113,268
Total	$—	$—	$3,516,000	$113,268	$3,516,000	$113,268

UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,495,000	$—	$1,495,000	$—
Swap Agreements	—	—	—	75,753	—	75,753
Total	$—	$—	$1,495,000	$75,753	$1,495,000	$75,753

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,357,000	$—	$1,357,000	$—
Futures Contracts	—	39,958	—	—	—	39,958
Total	$—	$39,958	$1,357,000	$—	$1,357,000	$39,958

Banks UltraSector ProFund
Common Stocks	$9,320,690	$—	$—	$—	$9,320,690	$—
Repurchase Agreements	—	—	5,774,000	—	5,774,000	—
Swap Agreements	—	—	—	68,594	—	68,594
Total	$9,320,690	$—	$5,774,000	$68,594	$15,094,690	$68,594

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Basic Materials UltraSector ProFund
Common Stocks	$11,336,880	$—	$—	$—	$11,336,880	$—
Repurchase Agreements	—	—	4,428,000	—	4,428,000	—
Swap Agreements	—	—	—	73,959	—	73,959
Total	$11,336,880	$—	$4,428,000	$73,959	$15,764,880	$73,959

Biotechnology UltraSector ProFund
Common Stocks	$488,015,028	$—	$—	$—	$488,015,028	$—
Repurchase Agreements	—	—	300,039,000	—	300,039,000	—
Swap Agreements	—	—	—	(45,962,951)	—	(45,962,951)
Total	$488,015,028	$—	$300,039,000	$(45,962,951)	$788,054,028	$(45,962,951)

Consumer Goods UltraSector ProFund
Common Stocks	$7,014,501	$—	$—	$—	$7,014,501	$—
Repurchase Agreements	—	—	3,542,000	—	3,542,000	—
Swap Agreements	—	—	—	(151,928)	—	(151,928)
Total	$7,014,501	$—	$3,542,000	$(151,928)	$10,556,501	$(151,928)

Consumer Services UltraSector ProFund
Common Stocks	$68,594,543	$—	$—	$—	$68,594,543	$—
Repurchase Agreements	—	—	43,708,000	—	43,708,000	—
Swap Agreements	—	—	—	(2,009,460)	—	(2,009,460)
Total	$68,594,543	$—	$43,708,000	$(2,009,460)	$112,302,543	$(2,009,460)

Financials UltraSector ProFund
Common Stocks	$9,774,554	$—	$—	$—	$9,774,554	$—
Repurchase Agreements	—	—	3,635,000	—	3,635,000	—
Swap Agreements	—	—	—	(105,610)	—	(105,610)
Total	$9,774,554	$—	$3,635,000	$(105,610)	$13,409,554	$(105,610)

Health Care UltraSector ProFund
Common Stocks	$93,374,429	$—	$—	$—	$93,374,429	$—
Repurchase Agreements	—	—	44,950,000	—	44,950,000	—
Swap Agreements	—	—	—	(5,080,994)	—	(5,080,994)
Total	$93,374,429	$—	$44,950,000	$(5,080,994)	$138,324,429	$(5,080,994)

Industrials UltraSector ProFund
Common Stocks	$39,470,035	$—	$—	$—	$39,470,035	$—
Repurchase Agreements	—	—	11,622,000	—	11,622,000	—
Swap Agreements	—	—	—	(620,604)	—	(620,604)
Total	$39,470,035	$—	$11,622,000	$(620,604)	$51,092,035	$(620,604)

Internet UltraSector ProFund
Common Stocks	$43,665,680	$—	$—	$—	$43,665,680	$—
Repurchase Agreements	—	—	21,522,000	—	21,522,000	—
Swap Agreements	—	—	—	(757,918)	—	(757,918)
Total	$43,665,680	$—	$21,522,000	$(757,918)	$65,187,680	$(757,918)

Mobile Telecommunications UltraSector ProFund
Common Stocks	$3,243,837	$—	$—	$—	$3,243,837	$—
Repurchase Agreements	—	—	2,063,000	—	2,063,000	—
Swap Agreements	—	—	—	(201,793)	—	(201,793)
Total	$3,243,837	$—	$2,063,000	$(201,793)	$5,306,837	$(201,793)

Oil & Gas UltraSector ProFund
Common Stocks	$37,205,232	$—	$—	$—	$37,205,232	$—
Repurchase Agreements	—	—	12,804,000	—	12,804,000	—
Swap Agreements	—	—	—	126,385	—	126,385
Total	$37,205,232	$—	$12,804,000	$126,385	$50,009,232	$126,385

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$11,296,917	$—	$—	$—	$11,296,917	$—
Repurchase Agreements	—	—	7,010,000	—	7,010,000	—
Swap Agreements	—	—	—	126,271	—	126,271
Total	$11,296,917	$—	$7,010,000	$126,271	$18,306,917	$126,271

Pharmaceuticals UltraSector ProFund
Common Stocks	$15,370,776	$—	$—	$—	$15,370,776	$—
Repurchase Agreements	—	—	5,522,000	—	5,522,000	—
Swap Agreements	—	—	—	(517,584)	—	(517,584)
Total	$15,370,776	$—	$5,522,000	$(517,584)	$20,892,776	$(517,584)

Precious Metals UltraSector ProFund
Common Stocks	$14,535,116	$—	$—	$—	$14,535,116	$—
Repurchase Agreements	—	—	4,310,000	—	4,310,000	—
Swap Agreements	—	—	—	724,090	—	724,090
Total	$14,535,116	$—	$4,310,000	$724,090	$18,845,116	$724,090

Real Estate UltraSector ProFund
Common Stocks	$22,533,500	$—	$—	$—	$22,533,500	$—
Repurchase Agreements	—	—	10,107,000	—	10,107,000	—
Swap Agreements	—	—	—	(863,001)	—	(863,001)
Total	$22,533,500	$—	$10,107,000	$(863,001)	$32,640,500	$(863,001)

Semiconductor UltraSector ProFund
Common Stocks	$20,824,866	$—	$—	$—	$20,824,866	$—
Repurchase Agreements	—	—	6,570,000	—	6,570,000	—
Swap Agreements	—	—	—	(509,293)	—	(509,293)
Total	$20,824,866	$—	$6,570,000	$(509,293)	$27,394,866	$(509,293)

Technology UltraSector ProFund
Common Stocks	$15,408,366	$—	$—	$—	$15,408,366	$—
Repurchase Agreements	—	—	5,916,000	—	5,916,000	—
Swap Agreements	—	—	—	(125,627)	—	(125,627)
Total	$15,408,366	$—	$5,916,000	$(125,627)	$21,324,366	$(125,627)

Telecommunications UltraSector ProFund
Common Stocks	$34,251,646	$—	$—	$—	$34,251,646	$—
Repurchase Agreements	—	—	17,336,000	—	17,336,000	—
Swap Agreements	—	—	—	189,434	—	189,434
Total	$34,251,646	$—	$17,336,000	$189,434	$51,587,646	$189,434

Utilities UltraSector ProFund
Common Stocks	$10,496,685	$—	$—	$—	$10,496,685	$—
Repurchase Agreements	—	—	3,244,000	—	3,244,000	—
Swap Agreements	—	—	—	(125,108)	—	(125,108)
Total	$10,496,685	$—	$3,244,000	$(125,108)	$13,740,685	$(125,108)

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,135,000	$—	$2,135,000	$—
Swap Agreements	—	—	—	(5,688)	—	(5,688)
Total	$—	$—	$2,135,000	$(5,688)	$2,135,000	$(5,688)

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$5,979,000	$—	$5,979,000	$—
Swap Agreements	—	—	—	(188,398)	—	(188,398)
Total	$—	$—	$5,979,000	$(188,398)	$5,979,000	$(188,398)

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,202,000	$—	$1,202,000	$—
Swap Agreements	—	—	—	37,391	—	37,391
Total	$—	$—	$1,202,000	$37,391	$1,202,000	$37,391

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$16,175,648	$—	$16,175,648	$—
Repurchase Agreements	—	—	18,016,000	—	18,016,000	—
Swap Agreements	—	—	—	(813,984)	—	(813,984)
Total	$—	$—	$34,191,648	$(813,984)	$34,191,648	$(813,984)

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$19,778,000	$—	$19,778,000	$—
Swap Agreements	—	—	—	211,634	—	211,634
Total	$—	$—	$19,778,000	$211,634	$19,778,000	$211,634

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$52,704,000	$—	$52,704,000	$—
Swap Agreements	—	—	—	2,244,379	—	2,244,379
Total	$—	$—	$52,704,000	$2,244,379	$52,704,000	$2,244,379

Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$47,468,000	$—	$47,468,000	$—
Forward Currency Contracts	—	—	—	(1,441,310)	—	(1,441,310)
Total	$—	$—	$47,468,000	$(1,441,310)	$47,468,000	$(1,441,310)

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$3,253,000	$—	$3,253,000	$—
Forward Currency Contracts	—	—	—	112,015	—	112,015
Total	$—	$—	$3,253,000	$112,015	$3,253,000	$112,015

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives.  Investing in derivatives may be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These ProFunds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration.  With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and other index rebalancing events. Additionally, a ProFund’s underlying investments may trade on markets that may or may not be open on the same day as the ProFund. Furthermore, a ProFund’s currency holdings may be valued at a different time than the level of its benchmark. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may have to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At April 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$65,433,759	$25,577,900	$(3,524,341)	$22,053,559
Mid-Cap ProFund	106,427,287	6,960,620	(1,917,884)	5,042,736
Small-Cap ProFund	32,101,437	2,128,091	(781,331)	1,346,760
NASDAQ-100 ProFund	74,385,329	17,278,479	(996,079)	16,282,400
Large-Cap Value ProFund	12,869,660	4,580,110	(2,150,305)	2,429,805
Large-Cap Growth ProFund	7,117,878	5,518,050	(586,888)	4,931,162
Mid-Cap Value ProFund	9,690,885	2,346,529	(1,202,882)	1,143,647
Mid-Cap Growth ProFund	35,572,462	3,885,928	(2,027,997)	1,857,931
Small-Cap Value ProFund	16,951,313	2,783,118	(2,094,907)	688,211
Small-Cap Growth ProFund	46,889,284	4,240,865	(3,505,877)	734,988
Europe 30 ProFund	19,480,506	2,320,238	(2,743,104)	(422,866)
UltraBull ProFund	71,661,704	26,153,803	(10,224,910)	15,928,893
UltraMid-Cap ProFund	76,340,578	16,122,921	(3,346,470)	12,776,451
UltraSmall-Cap ProFund	46,606,990	11,468,225	(2,487,318)	8,980,907
UltraDow 30 ProFund	14,520,133	6,048,393	(926,222)	5,122,171
UltraNASDAQ-100 ProFund	210,490,234	96,066,801	(26,884,442)	69,182,359
UltraInternational ProFund	97,614,000	—	—	—
UltraEmerging Markets ProFund	17,389,220	3,674,518	(3,250,475)	424,043
UltraLatin America ProFund	14,705,962	2,796,259	(5,888,057)	(3,091,798)
UltraChina ProFund	61,291,879	7,014,877	(2,349,802)	4,665,075
UltraJapan ProFund	67,558,000	—	—	—
Bear ProFund	22,075,000	—	—	—
Short Small-Cap ProFund	7,775,000	—	—	—
Short NASDAQ-100 ProFund	1,712,000	—	—	—
UltraBear ProFund	13,292,000	—	—	—
UltraShort Mid-Cap ProFund	2,298,000	—	—	—
UltraShort Small-Cap ProFund	9,565,000	—	—	—
UltraShort Dow 30 ProFund	3,923,000	—	—	—
UltraShort NASDAQ-100 ProFund	8,059,000	—	—	—
UltraShort International ProFund	4,690,000	—	—	—
UltraShort Emerging Markets ProFund	4,591,000	—	—	—
UltraShort Latin America ProFund	3,516,000	—	—	—
UltraShort China ProFund	1,495,000	—	—	—
UltraShort Japan ProFund	1,357,000	—	—	—
Banks UltraSector ProFund	13,082,014	5,353,638	(3,340,962)	2,012,676
Basic Materials UltraSector ProFund	13,757,293	3,900,224	(1,892,637)	2,007,587
Biotechnology UltraSector ProFund	604,757,991	186,231,979	(2,935,942)	183,296,037
Consumer Goods UltraSector ProFund	8,883,106	1,799,739	(126,344)	1,673,395
Consumer Services UltraSector ProFund	102,242,581	10,924,863	(864,901)	10,059,962
Financials UltraSector ProFund	11,993,446	4,559,214	(3,143,106)	1,416,108
Health Care UltraSector ProFund	127,329,209	12,607,739	(1,612,519)	10,995,220
Industrials UltraSector ProFund	49,125,239	2,269,590	(302,794)	1,966,796
Internet UltraSector ProFund	50,173,694	17,877,229	(2,863,243)	15,013,986
Mobile Telecommunications UltraSector ProFund	4,200,413	1,352,410	(245,986)	1,106,424
Oil & Gas UltraSector ProFund	37,891,255	14,145,838	(2,027,861)	12,117,977
Oil Equipment, Services & Distribution UltraSector ProFund	16,996,685	3,296,418	(1,986,186)	1,310,232
Pharmaceuticals UltraSector ProFund	16,631,863	4,776,192	(515,279)	4,260,913
Precious Metals UltraSector ProFund	26,003,289	1,081,049	(8,239,222)	(7,158,173)
Real Estate UltraSector ProFund	25,774,718	8,916,255	(2,050,473)	6,865,782
Semiconductor UltraSector ProFund	23,628,714	4,593,004	(826,852)	3,766,152
Technology UltraSector ProFund	17,810,962	5,232,128	(1,718,724)	3,513,404
Telecommunications UltraSector ProFund	50,021,516	1,875,943	(309,813)	1,566,130
Utilities UltraSector ProFund	11,341,093	2,962,141	(562,549)	2,399,592
Short Oil & Gas ProFund	2,135,000	—	—	—
Short Precious Metals ProFund	5,979,000	—	—	—
Short Real Estate ProFund	1,202,000	—	—	—
U.S. Government Plus ProFund	34,609,193	—	(417,545)	(417,545)
Rising Rates Opportunity 10 ProFund	19,778,000	—	—	—
Rising Rates Opportunity ProFund	52,704,000	—	—	—
Rising U.S. Dollar ProFund	47,468,000	—	—	—
Falling U.S. Dollar ProFund	3,253,000	—	—	—

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S. Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $253,569, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $720,270 and is included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of April 30, 2015.

:: Notes to Schedules of Portfolio Investments :: April 30, 2015   (Unaudited)

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	June 29, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 25, 2015

* Print the name and title of each signing officer under his or her signature.